Janus Investment Fund

Class D Shares

Janus Balanced Fund	Janus Research Fund
Janus Contrarian Fund	Janus Triton Fund
Janus Enterprise Fund	Janus Twenty Fund
Janus Fund	Janus Venture Fund
Janus Growth and Income Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 1, 2015
to Currently Effective Prospectus

Effective with the launch of the Funds’ new website, the following replaces the Shareholder’s Manual in its entirety:

Shareholder’s manual

This Shareholder’s Manual is for those shareholders investing directly with the Funds. This section will help you become familiar with the different types of accounts you can establish with Janus. It also explains in detail the wide array of services and features you can establish on your account, as well as describes account policies and fees that may apply to your account. Account policies (including fees), services, and features may be modified or discontinued without shareholder approval or prior notice.

With certain limited exceptions, the Funds are generally available only to shareholders residing in the United States and employees of Janus or its affiliates. For purposes of this policy, the Funds require that a shareholder and/or entity be a U.S. citizen residing in the United States or a U.S. Territory (including overseas U.S. military or diplomatic addresses) or a resident alien residing in the United States or a U.S. Territory with a valid U.S. Taxpayer Identification Number to open an account with a Fund.

DOING BUSINESS WITH JANUS

The Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus funds. The Shares are available only to investors who hold accounts directly with the Janus funds, to immediate family members or members of the same household of an eligible individual investor, and to existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus funds. Under certain limited circumstances, shareholders of other Janus share classes who no longer wish to hold shares through an intermediary may be eligible to purchase Class D Shares.

In addition, directors, officers, and employees of Janus Capital Group Inc. (“JCGI”) and its affiliates, as well as Trustees and officers of the Funds, may purchase Class D Shares. Under certain circumstances, where there has been a change in the form of ownership due to, for example, mandatory retirement distributions, legal proceedings, estate settlements, or the gifting of Shares, the recipient of Class D Shares may continue to purchase Class D Shares.

The Funds offer multiple classes of shares in order to meet the needs of various types of investors. You should carefully consider which class of shares to purchase. Certain classes have higher expenses than other classes, which may lower the return on your investment. If you would like additional information about the other available share classes, please call 1-800-525-3713.

Online – janus.com – 24 hours a day, 7 days a week

At janus.com/individual* existing shareholders can:

•	Obtain Fund information and performance
•	Review your account or your complete portfolio
•	Buy, exchange, and sell Janus funds
•	Update personal information
•	Receive electronic daily, quarterly, and year-end statements, semiannual and annual reports, prospectuses, and tax forms
•	Analyze the fees associated with your investment (www.finra.org/fundanalyzer)

*	New accounts can only be opened via written request. In addition, certain account or transaction types may be restricted from being processed through janus.com. If you would like more information about these restrictions, please contact a Janus representative.

Janus XpressLinetm 1-888-979-7737 • 24-hour automated phone system Janus Representatives 1-800-525-3713 TDD For the speech and hearing impaired. 1-800-525-0056	Mailing Address Janus P.O. Box 55932 Boston, MA 02205-5932 For Overnight Mail Janus 30 Dan Road, Suite 55932 Canton, MA 02021-2809

MINIMUM INVESTMENTS*

To open a new regular Fund account	$2,500

To open a new UGMA/UTMA account, Coverdell Education Savings Account, or a retirement Fund account
• without an automatic investment program	$1,000
• with an automatic investment program of $50 per month	$500

To add to any existing type of Fund account without an automatic investment program	$100

*	The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part. Participants in certain retirement plans, including but not limited to, Janus prototype Money Purchase Pension and Profit Sharing plans, SEP IRAs, SAR SEP IRAs, or outside qualified retirement plans, may not be subject to the stated minimums. Employees of Janus Capital, its wholly-owned subsidiaries, INTECH, and Perkins may open Fund accounts for $100.

Minimum Investment Requirements
Due to the proportionately higher costs of maintaining small accounts, the Funds reserve the right to deduct an annual $25 minimum balance fee per Fund account (paid to Janus Services) with values below the minimums described under “Minimum Investments” or to close Fund accounts valued at less than $100. This policy may not apply to accounts that fall below the minimums solely as a result of market value fluctuations or to those accounts not subject to a minimum investment requirement. The fee or account closure will occur during the fourth quarter of each calendar year. You may receive written notice before we charge the $25 fee or close your account so that you may increase your account balance to the required minimum provided you meet certain residency eligibility requirements. Please note that you may incur a tax liability as a result of the fee being charged or the redemption.

TYPES OF ACCOUNT OWNERSHIP

Please refer to janus.com/individual for the appropriate account application and for information related to maintaining an account. Each of Janus Triton Fund, Janus Twenty Fund, and Janus Venture Fund has limited sales of its Shares. Additional information regarding general policies and exceptions can be found under Closed Fund Policies in the “Shareholder’s Manual” section of this Prospectus and in the “Shares of the Trust” section of the SAI.

Individual or Joint Ownership
Individual accounts are owned by one person. Joint accounts have two or more owners.

Trust
An established trust can open an account. The names of each trustee, the name of the trust, and the date of the trust agreement must be included on the application.

Business Accounts
Corporations and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of the partnership.

TAX-DEFERRED ACCOUNTS

Please refer to janus.com/individual for the appropriate account application and for information related to maintaining an account. Certain tax-deferred accounts can only be maintained via written request. Please contact a Janus representative for more information.

If you are eligible, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes. A contribution to certain of these plans may also be tax deductible. The types of tax-deferred accounts that may be opened with Janus are described below. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

Investing for Your Retirement
Please visit janus.com/individual or call a Janus representative for more complete information regarding the different types of IRAs available. Distributions from these plans may be subject to income tax and generally to an additional tax if withdrawn prior to age 59 1/2 or used for a nonqualifying purpose.

Traditional and Roth IRAs
Both IRAs allow most individuals with earned income to contribute up to the lesser of $5,500 or 100% of compensation, with future years increased by cost-of-living adjustments. In addition, IRA holders age 50 or older may contribute $1,000 more than these limits.

Simplified Employee Pension (“SEP”) IRA
This plan allows small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any eligible employee(s). A SEP requires an IRA (a “SEP-IRA”) to be set up for each SEP participant.

Profit Sharing or Money Purchase Pension Plans
These plans are open to corporations, partnerships, and small business owners (including sole proprietors) for the benefit of their employees and themselves. You may only maintain this type of account via written request. Please contact a Janus representative for more information.

ACCOUNTS FOR THE BENEFIT OF A CHILD

Custodial Accounts (UGMA or UTMA)
An UGMA/UTMA account is a custodial account managed for the benefit of a minor.

Coverdell Education Savings Account
This tax-deferred plan allows individuals, subject to certain income limitations, to contribute up to $2,000 annually on behalf of any child under the age of 18. Contributions are also allowed on behalf of children with special needs beyond age 18. Distributions are generally tax-free when used for qualified education expenses.

Please refer to the following for information regarding opening an account and conducting business with Janus.

TO OPEN AN ACCOUNT OR BUY SHARES

New accounts can only be opened via written request. Please visit janus.com/individual or contact a Janus representative for more information.

As previously noted, with certain limited exceptions, the Funds are generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, you may not be able to open an account or buy additional shares.

Although Janus Triton Fund, Janus Twenty Fund, and Janus Venture Fund are closed to new investors, if you are a current shareholder of one of these Funds, you may continue to purchase Fund shares through your existing Fund accounts and to reinvest dividends and capital gains in such accounts.

By Mail/In Writing

•	To open your Fund account, complete and sign the appropriate application. Make your check payable to Janus or elect a one-time electronic withdrawal from your bank account as noted on the appropriate application.

•	To buy additional shares, complete the remittance slip accompanying your confirmation statement. If you are making a purchase into a retirement account, please indicate whether the purchase is a rollover or a current or prior year contribution. Send your check and remittance slip or written instructions to the address listed on the slip.

Online

•	You may buy additional shares in an existing Fund account. You may elect to have Janus electronically withdraw funds from your designated bank account. A real-time confirmation of your transaction will be provided via janus.com/individual.

By Telephone

•	For an existing account, you may use Janus XpressLine™ to buy shares 24 hours a day, or you may call a Janus representative during normal business hours. Janus will electronically withdraw funds from your designated bank account.

•	You may also buy shares by wiring money from your bank account to your Fund account. For wiring instructions, call a Janus representative.

By Automated Investments

•	To buy additional shares through the Automatic Investment Program, you select the frequency with which your money ($50 minimum) will be electronically transferred from your bank account to your Fund account. Certain tax-deferred accounts are not eligible for automated investments.

•	You may buy additional shares using Payroll Deduction if your employer can initiate this type of transaction. You may have all or a portion of your paycheck ($50 minimum) invested directly into your Fund account.

Note:	For more information, refer to “Paying for Shares.”

TO EXCHANGE SHARES

As previously noted, with certain limited exceptions, the Funds are generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, the exchange privilege may not be available.

Remember that Janus Triton Fund, Janus Twenty Fund, and Janus Venture Fund are closed to new investors. Unless you meet the criteria specified in the Closed Fund Policies in this Shareholder’s Manual, once you close your account, you may not make additional investments in these Funds.

Online

•	Exchanges may generally be made online at janus.com/individual.

By Telephone

•	Generally all accounts are automatically eligible to exchange shares by telephone. To exchange all or a portion of your shares into any other available Janus fund, call Janus XpressLine™ or a Janus representative.

By Mail/In Writing

•	To request an exchange in writing, please follow the instructions in “Written Instructions.”

By Systematic Exchange

•	You determine the amount of money you would like automatically exchanged from one Fund account to another on any day of the month.

Note:	For more information, refer to “Exchanges.”

TO SELL SHARES

As previously noted, with certain limited exceptions, the Funds are generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, once you close your account, you may not make additional investments in the Funds.

Remember that Janus Triton Fund, Janus Twenty Fund, and Janus Venture Fund are closed to new investors. Unless you meet the criteria specified in the Closed Fund Policies in this Shareholder’s Manual, once you close your account, you may not make additional investments in these Funds.

Online

•	Redemptions may be made online at janus.com/individual.

By Telephone

•	Generally all accounts are automatically eligible to sell shares by telephone. To sell all or a portion of your shares, call Janus XpressLine™ or a Janus representative. The Funds reserve the right to limit the dollar amount that you may redeem from your account by telephone.

By Mail/In Writing

•	To request a redemption in writing, please follow the instructions in “Written Instructions.”

By Systematic Redemption

•	This program allows you to sell shares worth a specific dollar amount from your Fund account on a regular basis.

Note:	For more information, refer to “Payment of Redemption Proceeds.”

PRICING OF FUND SHARES

The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of outstanding shares of the class. A Fund’s NAV is calculated as of the close of the regular trading session of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time) each day that the NYSE is open (“business day”). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the Securities and Exchange Commission (“SEC”). Foreign securities held by a Fund may be traded on days and at times when the NYSE is closed and the NAV is therefore not calculated. Accordingly, the value of a Fund’s holdings may change on days that are not business days in the United States and on which you will not be able to purchase or redeem a Fund’s Shares.

All purchases, exchanges, and redemptions will be duly processed at the NAV as described under “Policies in Relation to Transactions” after your request is received in good order by a Fund or its agents.

Securities held by the Funds are valued in accordance with policies and procedures established by and under the supervision of the Trustees. To the extent available, equity securities are generally valued on the basis of market quotations. Most fixed-income securities are typically valued using an evaluated bid price supplied by an approved pricing service that is intended to reflect market value. The evaluated bid price is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term instruments maturing within 60 days or less may be valued at amortized cost, which approximates market value. If a market quotation or evaluated price for a security is not readily available or is deemed unreliable, or if an event that is expected to affect the value of the security occurs after the close of the principal exchange or market on which the security is traded, and before the close of the NYSE, a fair value of the security will be determined in good faith under the policies and procedures. Such events include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a non-significant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. This type of fair value pricing may be more commonly used with foreign equity securities, but it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities, and forward contracts stated in foreign currency are generally translated into U.S. dollar equivalents at the prevailing market rates. The Funds use systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Due to the subjective nature of systematic fair value pricing, a Fund’s value for a particular security may be different from the last quoted market price. Systematic fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of a Fund’s portfolio securities and the reflection of such change in that Fund’s NAV, as further described in the “Excessive Trading” section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as “stale pricing”). Funds that hold thinly-traded securities, such as certain small-capitalization securities or high-yield fixed-income securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund’s valuation of a security is different from the security’s market value, short-term arbitrage traders buying and/or selling shares of a Fund may dilute the NAV of that Fund, which negatively impacts long-term shareholders. The Funds’ fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

The value of the securities of other open-end funds held by a Fund, if any, will be calculated using the NAV of such open-end funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

Policies in Relation to Transactions
All requests, including but not limited to, exchanges between a Fund and other Janus funds, purchases by check or automated investment, redemptions by wire transfer, ACH transfer, or check, must be received in good order by the Fund or its agents prior to the close of the regular trading session of the NYSE (normally 4:00 p.m. New York time) in order to receive that day’s NAV. Transaction requests submitted in writing and mailed to Janus’ P.O. Box, once delivered, are considered received for processing the following business day. Transactions involving funds which pay dividends will generally begin to earn dividends, as applicable, on the first bank business day following the date of purchase.

ADMINISTRATIVE SERVICES FEES

The Funds pay an annual administrative services fee of 0.12% of net assets of Class D Shares. These administrative services fees are paid by Class D Shares of each Fund. Janus Services provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports.

PAYMENTS TO FINANCIAL INTERMEDIARIES BY JANUS CAPITAL OR ITS AFFILIATES

With respect to other share classes not offered in this Prospectus, Janus Capital or its affiliates may pay fees, from their own assets, to selected brokerage firms, banks, financial advisors, retirement plan service providers, and other financial intermediaries that sell the Janus funds for distribution, marketing, promotional, or related services, and/or for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation (“NSCC”) or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of services or other services. Shareholders investing through an intermediary should consider whether such arrangements exist when evaluating any recommendations from an intermediary and when considering which share class of a fund is most appropriate.

In addition, Janus Capital or its affiliates may also share certain marketing expenses with intermediaries, or pay for, or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting, or business building programs for such financial intermediaries to raise awareness of the Funds. Janus Capital or its affiliates may make payments to participate in intermediary marketing support programs which may provide Janus Capital or its affiliates with one or more of the following benefits: attendance at sales conferences, participation in meetings or training sessions, access to or information about intermediary personnel, use of an intermediary’s marketing and communication infrastructure, fund analysis tools, business planning and strategy sessions with intermediary personnel, information on industry- or platform-specific developments, trends and service providers, and other marketing-related services. Such payments may be in addition to, or in lieu of, the payments described above. These payments are intended to promote the sales of Janus funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Janus funds to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Janus funds available to their customers.

The receipt of (or prospect of receiving) payments described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds’ shares over sales of other mutual funds (or non-mutual fund investments) or to favor sales of one class of Janus funds’ shares over sales of another Janus funds’ share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Janus funds within such financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Janus funds in various ways within such financial intermediary’s organization.

From time to time, certain financial intermediaries approach Janus Capital to request that Janus Capital make contributions to certain charitable organizations. In these cases, Janus Capital’s contribution may result in the financial intermediary, or its salespersons, recommending Janus funds over other mutual funds (or non-mutual fund investments).

The payment arrangements described above will not change the price an investor pays for Shares nor the amount that a Janus fund receives to invest on behalf of the investor. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell Shares of the Funds and, if applicable, when considering which share class of a Fund is most appropriate for you.

PAYING FOR SHARES

As previously noted, with certain limited exceptions, the Funds are generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, you may not be able to buy shares.

Please note the following when purchasing Shares:

•	Cash, credit cards, third party checks (with certain limited exceptions), travelers cheques, credit card checks, line of credit checks, or money orders will not be accepted.

•	All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks or an accepted non-U.S. bank.

•	Purchases initiated using a bill-pay service (or an equivalent) and presented either electronically or in the form of a check are considered direct deposit transactions.

•	When purchasing Shares through the Automatic Investment Program, your automatic investment selection(s) will generally be active within three days following receipt of your authorization for the date and amount you specify. If no date or dollar amount is specified on your application, investments of $50 will be made on the 20th of each month. If the balance in the Janus fund account you are buying into falls to zero as the result of a redemption, exchange, or minimum balance fee, your Automatic Investment Program will be discontinued.

•	We may make additional attempts to debit your predesignated bank account for automated investments that initially fail. You are liable for any costs associated with these additional attempts. If your automated investment fails, you may purchase Shares of the Funds by submitting good funds via another method accepted by the Funds (e.g., by wire transfer). In this case, your purchase will be processed at the next NAV determined after we receive good funds, not at the NAV available as of the date of the original request.

•	Each Fund reserves the right to reject any purchase order, including exchange purchases, for any reason. The Funds are not intended for excessive trading. For more information about the Funds’ policy on excessive trading, refer to “Excessive Trading.”

•	If all or a portion of a purchase is received for investment without a specific fund designation, for investment in one of our closed funds, or for investment in a fund that is not yet available for public sale, the undesignated amount or entire investment, as applicable, will be invested in Janus Money Market Fund. For investments without a specific fund designation, where you own a single Fund account with a current balance greater than zero, the investment will be applied to that Fund account. For investments without a specific fund designation, where you own two or more Fund accounts with current balances greater than zero, and for investments in closed funds, unless you later direct Janus to (i) buy shares of another Janus fund or (ii) sell shares of Janus Money Market Fund and return the proceeds (including any dividends earned) to you, Janus will treat your inaction as approval of the purchase of Janus Money Market Fund. If you hold shares of a closed fund and submit an order directly to Janus for your account in that closed fund, your account must be open and your order must clearly indicate that you are currently a shareholder of the closed fund, or your money will be invested in Janus Money Market Fund. If you submit an order to buy shares of a fund that is not yet available for investment (during a subscription period), your investment will be held in Janus Money Market Fund until the new fund’s commencement of operations. At that time, your investment (including any dividends) will be automatically exchanged from Janus Money Market Fund to the new fund. All orders for purchase, exchange, or redemption will receive the NAV as described under “Policies in Relation to Transactions.”

•	For Fund purchases by check, if your check does not clear for any reason, your purchase will be cancelled.

•	If your purchase is cancelled for any reason, you will be responsible for any losses or fees imposed by your bank and may be responsible for losses that may be incurred as a result of any decline in the value of the cancelled purchase.

In compliance with the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”), Janus is required to verify certain information on your account application as part of its Anti-Money Laundering Program. You will be required to provide your full name, date of birth, social security number, and permanent street address to assist in verifying your identity. You may also be asked to provide documents that may help to establish your identity. Until verification of your identity is made, Janus may temporarily limit additional share purchases. In addition, Janus may close an account if it is unable to verify a shareholder’s identity. Please contact a Janus representative if you need additional assistance when completing your application or additional information about the Anti-Money Laundering Program.

In an effort to ensure compliance with this law, Janus’ Anti-Money Laundering Program (the “Program”) provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

The Funds have also adopted an identity theft policy (“Red Flag Policy”) to detect, prevent, and mitigate patterns, practices, or specific activities that indicate the possible existence of identity theft. The Funds are required by law to obtain certain personal information which will be used to verify your identity. The Red Flag Policy applies to the opening of Fund accounts and activity with respect to existing accounts.

EXCHANGES

As previously noted, with certain limited exceptions, the Funds are generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, the exchange privilege may not be available.

Please note the following when exchanging shares:

•	An exchange represents the redemption (or sale) of shares from one Fund and the purchase of shares of another Fund, which may produce a taxable gain or loss in a non-retirement account.

•	You may generally exchange Shares of a Fund for Shares of the same class of any other fund in the Trust.

•	You may also exchange shares of one class for another class of shares within the same fund, provided the eligibility requirements of the class of shares to be received are met. A Fund’s fees and expenses differ between share classes. Exchanging from a direct share class to one held through an intermediary typically results in increased expenses. This is because share classes distributed through intermediaries include additional fees for administration and/or distribution to pay for services provided by intermediaries. Please read the Prospectus for the share class you are interested in prior to investing in that share class.

•	New regular Janus fund accounts established by exchange must be opened with $2,500 or the total account value if the value of the Janus fund account you are exchanging from is less than $2,500. (If your Janus fund account balance does not meet the minimum investment requirements, you may be subject to an annual minimum balance fee or account closure. For more information, refer to “Minimum Investment Requirements.”)

•	UGMA/UTMA accounts, Traditional or Roth IRAs, Simplified Employee Pension IRAs, and Coverdell Education Savings Accounts established by exchange must meet the minimum investment requirements previously described. If the value of the Janus fund account you are exchanging from is less than the stated minimum, you must exchange the entire balance. (If your Janus fund account balance does not meet the minimum investment requirements, you may be subject to an annual minimum balance fee or account closure. For more information, refer to “Minimum Investment Requirements.”)

•	New Janus fund non-retirement accounts established by an exchange (or exchange purchases to an existing Roth IRA) resulting from a required minimum distribution from a retirement account do not have an initial minimum investment requirement. (If your Janus fund account balance does not meet the minimum investment requirements, you may be subject to an annual minimum balance fee or account closure. For more information, refer to “Minimum Investment Requirements.”)

•	Exchanges between existing Janus fund accounts must meet the $100 subsequent investment requirement.

•	For Systematic Exchanges, if no date is specified on your request, systematic exchanges will be made on the 20th of each month. You may establish this option for as little as $100 per exchange. If the balance in the Janus fund account you are exchanging from falls below the Systematic Exchange amount, all remaining shares will be exchanged and your Systematic Exchange Program will be discontinued.

•	The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you make more than one round trip in the Fund in a 90-day period and may bar future purchases in the Fund or any of the other Janus funds. Different restrictions may apply if you invest through an intermediary. For more information about the Funds’ policy on excessive trading, refer to “Excessive Trading.”

•	Each Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time.

•	With certain exceptions, exchanges between Janus fund accounts will be accepted only if the registrations are identical. If you are exchanging into a closed Janus fund, you will need to meet criteria for investing in the closed fund. For more information, refer to Closed Fund Policies in the “Other Information” section of this Prospectus.

•	If the shares you are exchanging are held in certificate form, you must return the certificate to Janus prior to making any exchanges. Shares are no longer available in certificate form.

Note: For the fastest and easiest way to exchange shares, log on to janus.com/individual* 24 hours a day, 7 days a week.

*	Certain account types and transactions are not available via janus.com. For more information, access janus.com/individual or refer to this Shareholder’s Manual.

PAYMENT OF REDEMPTION PROCEEDS

As previously noted, with certain limited exceptions, the Funds are generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, once you close your account, you may not make additional investments in the Funds.

By Electronic Transfer – Generally all accounts are automatically eligible for the electronic redemption option if bank information is provided.

•	Next Day Wire Transfer – Your redemption proceeds can be electronically transferred to your predesignated bank account on the next bank business day after receipt of your redemption request (wire transfer). You may be charged a fee for each wire transfer, and your bank may charge an additional fee to receive the wire.

•	ACH (Automated Clearing House) Transfer – Your redemption proceeds can be electronically transferred to your predesignated bank account on or about the second bank business day after receipt of your redemption request. There is no fee associated with this type of electronic transfer.

By Check – Redemption proceeds will be sent to the shareholder(s) of record at the address of record normally within seven days after receipt of a valid redemption request. During the 10 days following an address change, requests for redemption checks to be sent to a new address require a signature guarantee.

By Systematic Redemption – If no date is specified on your request, systematic redemptions will be made on or about the 24th of each month. If the balance in the Janus fund account you are selling from falls to zero, your Systematic Redemption Program will be discontinued.

Generally, orders to sell Shares may be initiated at any time at janus.com/individual, by telephone, or in writing. Certain accounts may require a written request. If the Shares being sold were purchased by check or automated investment, the Funds can delay the payment of your redemption proceeds for up to 15 days from the day of purchase to allow the purchase to clear. In addition, there may be a delay in the payment of your redemption proceeds if you request a redemption by electronic transfer and your bank information is new. Unless you provide alternate instructions, your proceeds will be invested in Shares of Janus Money Market Fund during the 15-day hold period.

Each Fund reserves the right to postpone payment of redemption proceeds for up to seven calendar days. Additionally, the right to require the Funds to redeem their Shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

Note: For the fastest and easiest way to redeem shares, log on to janus.com/individual* 24 hours a day, 7 days a week.

*	Certain account types and transactions are not available via janus.com. For more information, access janus.com/individual or refer to this Shareholder’s Manual.

Large Shareholder Redemptions
Certain large shareholders, such as other funds, individuals, accounts, and Janus affiliates, may from time to time own (beneficially or of record) or control a significant percentage of a Fund’s Shares. Redemptions by these large shareholders of their holdings in a Fund may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments result in gains, and may also increase transaction costs. In addition, a large redemption could result in a

Fund’s current expenses being allocated over a smaller asset base, which could lead to an increase in the Fund’s expense ratio.

Redemptions In-Kind
Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, or in connection with the liquidation of a fund, by delivery of securities selected from its assets at its discretion. However, each Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash, and may potentially include illiquid securities. Illiquid securities may not be able to be sold quickly or at a price that reflects full value, or there may not be a market for such securities, which could cause the redeeming shareholder to realize losses on the security if the security is sold at a price lower than that at which it had been valued. If a Fund makes an in-kind payment, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash, whereas such costs are borne by the Fund for cash redemptions.

While a Fund may pay redemptions in-kind, a Fund may instead choose to raise cash to meet redemption requests through the sale of fund securities or permissible borrowings. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and may increase brokerage costs.

WRITTEN INSTRUCTIONS

To redeem or exchange all or part of your Shares in writing, your request should be sent to one of the addresses listed under “Doing Business with Janus.” Requests or documents received in a language other than English may be inadvertently delayed or returned due to an inability to accurately translate the intended instructions. Please include the following information:

•	the name of the Janus fund(s) being redeemed or exchanged;
•	the account number(s);
•	the amount of money or number of shares being redeemed or exchanged;
•	the name(s) on the account;
•	the signature(s) of one or more registered account owners; and
•	your daytime telephone number.

SIGNATURE GUARANTEE

A signature guarantee for each registered account owner is required if any of the following is applicable:

•	You request a redemption by check above a certain dollar amount.
•	You would like a check made payable to anyone other than the shareholder(s) of record.
•	You would like a check mailed to an address that has been changed within 10 days of the redemption request.
•	You would like a check mailed to an address other than the address of record.
•	You would like your redemption proceeds sent to a bank account other than a bank account of record.

The Funds reserve the right to require a signature guarantee under other circumstances or to reject or delay a redemption on certain legal grounds.

A signature guarantee may be refused if any of the following is applicable:

•	It does not appear valid or in good form.
•	The transaction amount exceeds the surety bond limit of the signature guarantee.
•	The guarantee stamp has been reported as stolen, missing, or counterfeit.

How to Obtain a Signature Guarantee
A signature guarantee assures that a signature is genuine. The signature guarantee protects shareholders from unauthorized account transfers. The following financial institutions may guarantee signatures: banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange. Call your financial institution to see if it has the ability to guarantee a signature. A signature guarantee cannot be provided by a notary public.

CLOSED FUND POLICIES – JANUS TRITON FUND

The Fund has limited sales of its shares at this time because Janus Capital and the Trustees believe continued unlimited sales are not in the best interests of the Fund. Sales to new investors have generally been discontinued; however, investors who meet certain criteria described below, may be able to purchase shares of the Fund. You may be required to demonstrate eligibility to purchase shares of the Fund before your investment is accepted. If you are a current Fund shareholder and close an existing Fund account, you may not be able to make additional investments in the Fund unless you meet one of the specified criteria. The Fund may resume unlimited sales of its shares at some future date, but it has no present intention to do so.

Investors who meet the following criteria may be able to invest in the Fund: (i) existing shareholders invested in the Fund are permitted to continue to purchase shares through their existing Fund accounts (and, for shareholders of Class D Shares, by opening new Fund accounts) and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances; (ii) registered investment advisers (“RIAs”) may continue to invest in the Fund through an existing omnibus account at a financial institution and/or intermediary on behalf of clients who are current Fund shareholders; (iii) under certain circumstances, all or a portion of the shares held in a closed Fund account may be reallocated to a different form of ownership; this may include, but is not limited to, mandatory retirement distributions, legal proceedings, estate settlements, and the gifting of Fund shares; (iv) employer-sponsored retirement plans that are offered through existing retirement platforms, as well as employees of JCGI and any of its subsidiaries covered under the JCGI retirement plan; (v) Janus Capital encourages its employees to own shares of the Janus funds, and as such, upon prior approval, employees of Janus Capital and its affiliates may open new accounts in the closed Fund; Trustees of the Janus funds and directors of JCGI may also open new accounts in the closed Fund; (vi) Janus “fund of funds,” which is a fund that primarily invests in other Janus mutual funds may invest in the Fund; (vii) certain non-Janus “fund of funds” that have an agreement with Janus; (viii) sponsors of wrap or model allocation programs, including RIAs, with existing accounts in the Fund would be able to continue to invest in the Fund on behalf of existing shareholders; and (ix) in the case of certain mergers or reorganizations, retirement plans may be able to add the closed Fund as an investment, and sponsors of certain wrap programs with existing accounts in the Fund would be able to continue to invest in the Fund on behalf of new customers. Such mergers, reorganizations, acquisitions, or other business combination are those in which one or more companies involved in such transaction currently offers the Fund as an investment option, and any company that as a result of such transaction becomes affiliated with the company currently offering the Fund (as a parent company, subsidiary, sister company, or otherwise). Such companies may request to add the Fund as an investment option under its retirement plan or wrap program. In the case of fund mergers, existing shareholders of predecessor funds may be treated as existing shareholders of a surviving closed Fund in applying closed fund policies. In addition, new accounts may be permitted in the Fund where Janus committed in writing prior to the Fund’s closing to make the Fund available for certain institutional investors. Requests for new accounts into a closed Fund will be reviewed by management and may be permitted on an individual basis, taking into consideration whether the addition to the Fund is believed to negatively impact existing Fund shareholders.

CLOSED FUND POLICIES – JANUS TWENTY FUND

The Fund has limited sales of its shares because Janus Capital and the Trustees believe continued sales are not in the best interests of the Fund. Sales to new investors have generally been discontinued and financial intermediaries may not open new accounts with the Fund or add new investors to existing omnibus accounts. Investors who meet certain criteria described below, however, may be able to purchase shares of the Fund. You may be required to demonstrate eligibility to purchase shares of the Fund before your investment is accepted. If you are a current Fund shareholder and close an existing Fund account, you may not be able to make additional investments in the Fund unless you meet one of the specified criteria. The Fund may resume sales of its shares at some future date, but it has no present intention to do so.

Investors who meet the following criteria may be able to invest in the Fund: (i) existing shareholders invested in the Fund are permitted to continue to purchase shares through their existing Fund accounts (and, for shareholders of Class D Shares, by opening new Fund accounts) and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances; (ii) discretionary investment advisers may continue to invest in the Fund through an existing omnibus account at a financial institution and/or intermediary on behalf of clients who are current Fund shareholders; (iii) under certain circumstances, all or a portion of the shares held in a closed Fund account may be reallocated to a different form of ownership; this may include, but is not limited to, mandatory retirement distributions, legal proceedings, estate settlements, and the gifting of Fund shares; (iv) it is expected that existing or new participants in employer-sponsored retirement plans, including employees of JCGI and any of its subsidiaries covered under the JCGI retirement plan, that currently offer the Fund as an investment option may direct contributions to the Fund through their plan, regardless of whether the participant invested in such Fund prior to its closing; (v) Janus Capital encourages its employees to own shares of the Janus funds, and as such, upon prior approval, employees of Janus Capital and its affiliates may open new accounts in the closed Fund; Trustees of the Janus funds and directors of JCGI may also open new accounts in the closed Fund; (vi) Janus “fund of funds,” which is a fund that primarily invests in other Janus mutual funds, may invest in the Fund; and (vii) in the case of certain mergers or reorganizations, retirement plans may be able to add the closed Fund as an investment option, and sponsors of certain wrap programs with existing accounts in the Fund would be able to continue to invest in the Fund on behalf of new customers. Such mergers, reorganizations, acquisitions, or other business combination are those in which one or more companies involved in such transaction currently offers the Fund as an investment option, and any company that as a result of such transaction becomes affiliated with the company currently offering the Fund (as a parent company, subsidiary, sister company, or otherwise). Such companies may request to add the Fund as an investment option under its retirement plan. In the case of fund mergers, existing shareholders of predecessor funds may be treated as existing shareholders of a surviving closed Fund in applying closed fund policies. In addition, new accounts may be permitted in the Fund for certain plans and programs offered in connection with employer-sponsored retirement plans where the retirement plan has an existing account in the Fund or where the retirement plan was negotiating with Janus Capital (and/or certain recognized intermediary distributors) to add the closed Fund at the time Fund closure was announced. Requests for purchases into a closed Fund will be reviewed by management on an individual basis, taking into consideration whether the addition to the Fund is believed to negatively impact existing Fund shareholders.

CLOSED FUND POLICIES – JANUS VENTURE FUND

The Fund has limited sales of its shares at this time because Janus Capital and the Trustees believe continued unlimited sales are not in the best interests of the Fund. Sales to new investors have generally been discontinued; however, investors who meet certain criteria described below, may be able to purchase shares of the Fund. You may be required to demonstrate eligibility to purchase shares of the Fund before your investment is accepted. If you are a current Fund shareholder and close an existing Fund account, you may not be able to make additional investments in the Fund unless you meet one of the specified criteria. The Fund may resume unlimited sales of its shares at some future date, but it has no present intention to do so.

Investors who meet the following criteria may be able to invest in the Fund: (i) existing shareholders invested in the Fund are permitted to continue to purchase shares through their existing Fund accounts (and, for shareholders of Class D Shares, by opening new Fund accounts) and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances; (ii) registered investment advisers (“RIAs”) may continue to invest in the Fund through an existing omnibus account at a financial institution and/or intermediary on behalf of clients who are current Fund shareholders; (iii) under certain circumstances, all or a portion of the shares held in a closed Fund account may be reallocated to a different form of ownership; this may include, but is not limited to, mandatory retirement distributions, legal proceedings, estate settlements, and the gifting of Fund shares; (iv) employer-sponsored retirement plans that are offered through existing retirement platforms, as well as employees of JCGI and any of its subsidiaries covered under the JCGI retirement plan; (v) Janus Capital encourages its employees to own shares of the Janus funds, and as such, upon prior approval, employees of Janus Capital and its affiliates may open new accounts in the closed Fund; Trustees of the Janus funds and directors of JCGI may also open new accounts in the closed Fund; (vi) Janus “fund of funds,” which is a fund that primarily invests in other Janus mutual funds may invest in the Fund; (vii) certain non-Janus “fund of funds” that have an agreement with Janus; (viii) sponsors of wrap or model allocation programs, including RIAs, with existing accounts in the Fund would be able to continue to invest in the Fund on behalf of existing shareholders; and (ix) in the case of certain mergers or reorganizations, retirement plans may be able to add the closed Fund as an investment, and sponsors of certain wrap programs with existing accounts in the Fund would be able to continue to invest in the Fund on behalf of new customers. Such mergers, reorganizations, acquisitions, or other business combination are those in which one or more companies involved in such transaction currently offers the Fund as an investment option, and any company that as a result of such transaction becomes affiliated with the company currently offering the Fund (as a parent company, subsidiary, sister company, or otherwise). Such companies may request to add the Fund as an investment option under its retirement plan or wrap program. In the case of fund mergers, existing shareholders of predecessor funds may be treated as existing shareholders of a surviving closed Fund in applying closed fund policies. In addition, new accounts may be permitted in the Fund where Janus committed in writing prior to the Fund’s closing to make the Fund available for certain institutional investors. Requests for new accounts into a closed Fund will be reviewed by management and may be permitted on an individual basis, taking into consideration whether the addition to the Fund is believed to negatively impact existing Fund shareholders.

EXCESSIVE TRADING

Excessive Trading Policies and Procedures
The Trustees have adopted policies and procedures with respect to short-term and excessive trading of Fund shares (“excessive trading”). Each Fund is intended for long-term investment purposes only, and the Funds will take reasonable steps to attempt to detect and deter short-term and excessive trading. Transactions placed in violation of the Funds’ exchange limits or excessive trading policies may be cancelled or revoked by a Fund by the next business day following receipt by the Fund. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. Direct investors should be aware that the Funds are also available for purchase through third party intermediaries. As described below, the Funds may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and redemptions of the Funds’ shares by multiple investors are aggregated by the intermediary and presented to the Funds on a net basis, may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the elimination of excessive trading in the accounts impractical without the assistance of the intermediary.

The Funds attempt to deter excessive trading through at least the following methods:

•	exchange limitations as described under “Exchanges;”
•	trade monitoring; and
•	fair valuation of securities as described under “Pricing of Fund Shares.”

Generally, a purchase and redemption of Shares from the same Fund (i.e., “round trip”) within 90 calendar days may result in enforcement of a Fund’s excessive trading policies and procedures with respect to future purchase orders, provided that each Fund reserves the right to reject any purchase request as explained above.

The Funds monitor for patterns of shareholder frequent trading and may suspend or permanently terminate the exchange privilege of any investor who makes more than one round trip in a Fund over a 90-day period, and may bar future purchases into the Fund and any of the other Janus funds by such investor. The Funds’ excessive trading policies generally do not apply to (i) a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice; (ii) transactions in the Janus funds by a Janus “fund of funds,” which is a fund that primarily invests in other Janus mutual funds; and (iii) identifiable transactions by certain funds of funds and asset allocation programs to realign portfolio investments with existing target allocations.

The Funds’ Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days’ notice to shareholders of that fund.

Investors in other share classes who place transactions through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Funds’ excessive trading policies and procedures and may be rejected in whole or in part by a Fund. The Funds, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Funds, and thus the Funds may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the Funds’ excessive trading policies may be cancelled or revoked by a Fund by the next business day following receipt by that Fund.

In an attempt to detect and deter excessive trading in omnibus accounts, the Funds or their agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting future purchases by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Funds’ ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems’ capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

Certain transactions in Fund shares, such as periodic rebalancing through intermediaries (no more frequently than every 60 days) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Funds’ methods to detect and deter excessive trading.

Each Fund also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund’s portfolio managers and/or investment personnel believe they would be unable to invest the money effectively in accordance with the Fund’s investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

The Funds’ policies and procedures regarding excessive trading may be modified at any time by the Funds’ Trustees.

Excessive Trading Risks
Excessive trading may present risks to a Fund’s long-term shareholders. Excessive trading into and out of a Fund may disrupt portfolio investment strategies, may create taxable gains to remaining Fund shareholders, and may increase Fund expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

Funds that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a fund based on events occurring after the close of a foreign market that may not be reflected in the fund’s NAV (referred to as “price arbitrage”). Such arbitrage opportunities may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as “stale pricing”). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund’s valuation of a security differs from the security’s market value, short-term arbitrage traders may dilute the NAV of a Fund, which negatively impacts long-term shareholders. Although the Funds have adopted valuation policies and procedures intended to reduce the Funds’ exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

Although the Funds take steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, for share classes sold through financial intermediaries, the Funds may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the Funds’ identification of excessive trading transactions in the Funds through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the Funds encourage intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Funds cannot eliminate completely the possibility of excessive trading.

Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Funds.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION

The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds’ portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.

•	Full Holdings. Each Fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Portfolio holdings consisting of at least the names of the holdings are generally available on a calendar quarter-end basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under each Fund’s Holdings & Details tab at janus.com/allfunds.

Each Fund may provide, upon request, historical full holdings on a monthly basis for periods prior to the previous quarter-end subject to a written confidentiality agreement.

•	Top Holdings. Each Fund’s top portfolio holdings, in order of position size and as a percentage of a Fund’s total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag.

•	Other Information. Each Fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors, and specific portfolio level performance attribution information and statistics monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Top performance contributors/detractors provided at calendar quarter-end may include the percentage of contribution/detraction to Fund performance.

Full portfolio holdings will remain available on the Janus websites at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Janus Capital may exclude from publication on its websites all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. Under extraordinary circumstances, exceptions to the Mutual Fund Holdings Disclosure Policies and Procedures may be made by Janus Capital’s Chief Investment Officer(s) or their delegates. All exceptions shall be preapproved by the Chief Compliance Officer or his designee. Such exceptions may be made without prior notice to shareholders. A summary of the Funds’ portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Funds’ SAI.

SHAREHOLDER SERVICES AND ACCOUNT POLICIES

Address Changes
For the easiest way to change the address on your account, visit janus.com/individual. You may also call a Janus representative or send a written request signed by one or more shareholder(s) of record. Include the name of the Janus fund(s) you hold, the account number(s), the name(s) on the account, and both the old and new addresses. Certain options may be suspended for 10 days following an address change unless a signature guarantee is provided.

Bank Account Changes
For the easiest way to change your bank account of record or add new bank account information to your account, visit janus.com/individual. You may also send a written request signed by the shareholder of record or by each shareholder of record if more than one. Please note that you may change or add bank information online at janus.com/individual for purchases only. Certain accounts may require a written notice and, in some instances, bank privileges may not be available. We cannot accept changes or additions to bank account redemption options online at janus.com/individual or over the telephone. If multiple account owners are named on the added bank account, at least one name on the bank account must match one name on the Fund account. There may be a delay in the payment of your redemption proceeds if you request a redemption by electronic transfer to a new bank or bank account.

Distributions
Generally, all income dividends and capital gains distributions will automatically be reinvested in your Fund account. If you wish to change your distribution option, please visit janus.com/individual, call a Janus representative, or send a written request signed by one or more shareholder(s) of record.

Your non-retirement Fund account distribution checks may be reinvested in your Fund account if you do not cash them within one year of the date they were written. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Involuntary Redemptions
The Funds reserve the right to close an account if the shareholder is deemed to engage in activities which are illegal or otherwise believed to be detrimental to the Funds. This includes, but is not limited to, accounts that a Fund or its agents believe are engaged in market timing. Any time shares are redeemed in a taxable account, it is considered a taxable event. You are responsible for any tax liabilities associated with an involuntary redemption of your account.

Lost (Unclaimed/Abandoned) Accounts
It is important that the Funds maintain a correct address for each shareholder. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Funds as undeliverable. Based upon statutory requirements for returned mail, Janus will attempt to locate the shareholder or rightful owner of the account. If Janus is unable to locate the shareholder, then Janus is legally obligated to deem the property “unclaimed” or “abandoned,” and subsequently escheat (or transfer) unclaimed property (including shares of a mutual fund) to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. Further, your mutual fund account may be deemed “unclaimed” or “abandoned,” and subsequently transferred to your state of residence if no activity (as defined by that state) occurs within your account during the time frame specified in your state’s unclaimed property laws. The shareholder’s last known address of record determines which state has jurisdiction. Interest or income is not earned on redemption or distribution check(s) sent to you during the time the check(s) remained uncashed.

Online and Telephone Transactions
You may initiate many transactions through janus.com/individual or by calling Janus XpressLine™. You may also contact a Janus representative. Generally all new accounts automatically receive online and telephone transaction privileges including redemption privileges. If you do not want to receive these privileges, please call a Janus representative. The Funds and their agents will not be responsible for any losses, costs, or expenses resulting from unauthorized transactions when reasonable procedures designed to verify the identity of the online user or caller are followed.

Your ability to access your account or transact business electronically may be impacted due to unexpected circumstances, such as system outages, or during periods of increased web activity. For example, periods of substantial market change or other unexpected events can contribute to high call volumes, which may delay your ability to reach a Janus representative by telephone.

If you experience difficulty transacting business with us through a particular method, please consider using an alternate method, such as visiting janus.com/individual, calling Janus XpressLine™, contacting a Janus representative by telephone, or sending written instructions to complete your transaction. Please remember that purchase, exchange, or redemption requests must be received in good order by a Fund or its agents prior to the close of the regular trading session of the NYSE in order to receive that day’s NAV.

Your account information, including online credentials, should be kept private, and you should immediately review any account statements that you receive from Janus. Someone other than you could act on your account if that person is able to provide the required identifying information. Contact Janus immediately about any transactions you believe to be unauthorized.

Registration Changes
To change the name on an account, the shares are generally transferred to a new account. In some cases, legal documentation may be required. Please visit janus.com/individual or call a Janus representative for further instructions.

Statements, Reports, and Prospectuses
We will send you quarterly confirmations of all transactions. You may elect at janus.com/edelivery to discontinue delivery of your paper statements, and instead receive them online. In addition, at janus.com/individual, the Funds will send you an immediate transaction confirmation statement after every non-systematic transaction. If you have not elected to receive online statements, your confirmation will be mailed within three days of the transaction. The Funds reserve the right to charge a fee for additional account statement requests.

The Funds produce financial reports that include a complete list of each of the Funds’ portfolio holdings semiannually, and update their prospectus annually. You may elect to receive these reports and prospectus updates electronically at janus.com/edelivery. The Funds’ fiscal year ends September 30.

Unless you instruct Janus otherwise by contacting a Janus representative, the Funds will mail only one report or prospectus to your address of record (“household”), even if more than one person in your household has a Fund account. This process, known as “householding,” reduces the amount of mail you receive and helps lower Fund expenses. If you decide that you no longer want the mailing of these documents to be combined with the other members of your household, please call a Janus representative or send a written request signed by one or more shareholder(s) of record. Individual copies will be sent within thirty (30) days after the Funds receive your instructions.

Taxpayer Identification Number
On the application or other appropriate forms, you may be asked to certify that your Social Security or employer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding, or you did not certify your taxpayer identification number, the IRS requires the Funds to withhold a certain percentage (at the currently applicable rate) of any dividends paid and redemption or exchange proceeds. In addition to this backup withholding, you may be subject to a $50 fee to reimburse the Funds for any penalty that the IRS may impose.

Temporary Suspension of Services
The Funds or their agents may, in case of emergency, temporarily suspend telephone transactions and other shareholder services. As previously noted, the Funds may postpone payment of redemption proceeds for up to seven calendar days. In addition, the right to require the Funds to redeem their Shares may be suspended or the date of payment may be postponed beyond seven calendar days whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable. The exchange privilege may also be suspended in these circumstances.

Please retain this Supplement with your records.

Janus Investment Fund

Class D Shares

Janus Asia Equity Fund	Janus Global Select Fund
Janus Emerging Markets Fund	Janus Global Technology Fund
Janus Global Life Sciences Fund	Janus International Equity Fund
Janus Global Research Fund	Janus Overseas Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 1, 2015
to Currently Effective Prospectus

Effective with the launch of the Funds’ new website, the following replaces the Shareholder’s Manual in its entirety:

Shareholder’s manual

This Shareholder’s Manual is for those shareholders investing directly with the Funds. This section will help you become familiar with the different types of accounts you can establish with Janus. It also explains in detail the wide array of services and features you can establish on your account, as well as describes account policies and fees that may apply to your account. Account policies (including fees), services, and features may be modified or discontinued without shareholder approval or prior notice.

With certain limited exceptions, the Funds are generally available only to shareholders residing in the United States and employees of Janus or its affiliates. For purposes of this policy, the Funds require that a shareholder and/or entity be a U.S. citizen residing in the United States or a U.S. Territory (including overseas U.S. military or diplomatic addresses) or a resident alien residing in the United States or a U.S. Territory with a valid U.S. Taxpayer Identification Number to open an account with a Fund.

DOING BUSINESS WITH JANUS

The Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus funds. The Shares are available only to investors who hold accounts directly with the Janus funds, to immediate family members or members of the same household of an eligible individual investor, and to existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus funds. Under certain limited circumstances, shareholders of other Janus share classes who no longer wish to hold shares through an intermediary may be eligible to purchase Class D Shares.

In addition, directors, officers, and employees of Janus Capital Group Inc. (“JCGI”) and its affiliates, as well as Trustees and officers of the Funds, may purchase Class D Shares. Under certain circumstances, where there has been a change in the form of ownership due to, for example, mandatory retirement distributions, legal proceedings, estate settlements, or the gifting of Shares, the recipient of Class D Shares may continue to purchase Class D Shares.

The Funds offer multiple classes of shares in order to meet the needs of various types of investors. You should carefully consider which class of shares to purchase. Certain classes have higher expenses than other classes, which may lower the return on your investment. If you would like additional information about the other available share classes, please call 1-800-525-3713.

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Online – janus.com – 24 hours a day, 7 days a week

At janus.com/individual* existing shareholders can:

•	Obtain Fund information and performance
•	Review your account or your complete portfolio
•	Buy, exchange, and sell Janus funds
•	Update personal information
•	Receive electronic daily, quarterly, and year-end statements, semiannual and annual reports, prospectuses, and tax forms
•	Analyze the fees associated with your investment (www.finra.org/fundanalyzer)

*	New accounts can only be opened via written request. In addition, certain account or transaction types may be restricted from being processed through janus.com. If you would like more information about these restrictions, please contact a Janus representative.

Janus XpressLinetm 1-888-979-7737 • 24-hour automated phone system Janus Representatives 1-800-525-3713 TDD For the speech and hearing impaired. 1-800-525-0056	Mailing Address Janus P.O. Box 55932 Boston, MA 02205-5932 For Overnight Mail Janus 30 Dan Road, Suite 55932 Canton, MA 02021-2809

MINIMUM INVESTMENTS*

To open a new regular Fund account	$2,500

To open a new UGMA/UTMA account, Coverdell Education Savings Account, or a retirement Fund account
• without an automatic investment program	$1,000
• with an automatic investment program of $50 per month	$500

To add to any existing type of Fund account without an automatic investment program	$100

*	The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part. Participants in certain retirement plans, including but not limited to, Janus prototype Money Purchase Pension and Profit Sharing plans, SEP IRAs, SAR SEP IRAs, or outside qualified retirement plans, may not be subject to the stated minimums. Employees of Janus Capital, its wholly-owned subsidiaries, INTECH, and Perkins may open Fund accounts for $100.

Minimum Investment Requirements
Due to the proportionately higher costs of maintaining small accounts, the Funds reserve the right to deduct an annual $25 minimum balance fee per Fund account (paid to Janus Services) with values below the minimums described under “Minimum Investments” or to close Fund accounts valued at less than $100. This policy may not apply to accounts that fall below the minimums solely as a result of market value fluctuations or to those accounts not subject to a minimum investment requirement. The fee or account closure will occur during the fourth quarter of each calendar year. You may receive written notice before we charge the $25 fee or close your account so that you may increase your account balance to the required minimum provided you meet certain residency eligibility requirements. Please note that you may incur a tax liability as a result of the fee being charged or the redemption.

TYPES OF ACCOUNT OWNERSHIP

Please refer to janus.com/individual for the appropriate account application and for information related to maintaining an account.

Individual or Joint Ownership
Individual accounts are owned by one person. Joint accounts have two or more owners.

Trust
An established trust can open an account. The names of each trustee, the name of the trust, and the date of the trust agreement must be included on the application.

Business Accounts
Corporations and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of the partnership.

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TAX-DEFERRED ACCOUNTS

Please refer to janus.com/individual for the appropriate account application and for information related to maintaining an account. Certain tax-deferred accounts can only be maintained via written request. Please contact a Janus representative for more information.

If you are eligible, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes. A contribution to certain of these plans may also be tax deductible. The types of tax-deferred accounts that may be opened with Janus are described below. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

Investing for Your Retirement
Please visit janus.com/individual or call a Janus representative for more complete information regarding the different types of IRAs available. Distributions from these plans may be subject to income tax and generally to an additional tax if withdrawn prior to age 59 1/2 or used for a nonqualifying purpose.

Traditional and Roth IRAs
Both IRAs allow most individuals with earned income to contribute up to the lesser of $5,500 or 100% of compensation, with future years increased by cost-of-living adjustments. In addition, IRA holders age 50 or older may contribute $1,000 more than these limits.

Simplified Employee Pension (“SEP”) IRA
This plan allows small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any eligible employee(s). A SEP requires an IRA (a “SEP-IRA”) to be set up for each SEP participant.

Profit Sharing or Money Purchase Pension Plans
These plans are open to corporations, partnerships, and small business owners (including sole proprietors) for the benefit of their employees and themselves. You may only maintain this type of account via written request. Please contact a Janus representative for more information.

ACCOUNTS FOR THE BENEFIT OF A CHILD

Custodial Accounts (UGMA or UTMA)
An UGMA/UTMA account is a custodial account managed for the benefit of a minor.

Coverdell Education Savings Account
This tax-deferred plan allows individuals, subject to certain income limitations, to contribute up to $2,000 annually on behalf of any child under the age of 18. Contributions are also allowed on behalf of children with special needs beyond age 18. Distributions are generally tax-free when used for qualified education expenses.

Please refer to the following for information regarding opening an account and conducting business with Janus.

TO OPEN AN ACCOUNT OR BUY SHARES

New accounts can only be opened via written request. Please visit janus.com/individual or contact a Janus representative for more information.

As previously noted, with certain limited exceptions, the Funds are generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, you may not be able to open an account or buy additional shares.

By Mail/In Writing

•	To open your Fund account, complete and sign the appropriate application. Make your check payable to Janus or elect a one-time electronic withdrawal from your bank account as noted on the appropriate application.

•	To buy additional shares, complete the remittance slip accompanying your confirmation statement. If you are making a purchase into a retirement account, please indicate whether the purchase is a rollover or a current or prior year contribution. Send your check and remittance slip or written instructions to the address listed on the slip.

Online

•	You may buy additional shares in an existing Fund account. You may elect to have Janus electronically withdraw funds from your designated bank account. A real-time confirmation of your transaction will be provided via janus.com/individual.

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By Telephone

•	For an existing account, you may use Janus XpressLine™ to buy shares 24 hours a day, or you may call a Janus representative during normal business hours. Janus will electronically withdraw funds from your designated bank account.

•	You may also buy shares by wiring money from your bank account to your Fund account. For wiring instructions, call a Janus representative.

By Automated Investments

•	To buy additional shares through the Automatic Investment Program, you select the frequency with which your money ($50 minimum) will be electronically transferred from your bank account to your Fund account. Certain tax-deferred accounts are not eligible for automated investments.

•	You may buy additional shares using Payroll Deduction if your employer can initiate this type of transaction. You may have all or a portion of your paycheck ($50 minimum) invested directly into your Fund account.

Note:	For more information, refer to “Paying for Shares.”

TO EXCHANGE SHARES

As previously noted, with certain limited exceptions, the Funds are generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, the exchange privilege may not be available.

Online

•	Exchanges may generally be made online at janus.com/individual.

By Telephone

•	Generally all accounts are automatically eligible to exchange shares by telephone. To exchange all or a portion of your shares into any other available Janus fund, call Janus XpressLine™ or a Janus representative.

By Mail/In Writing

•	To request an exchange in writing, please follow the instructions in “Written Instructions.”

By Systematic Exchange

•	You determine the amount of money you would like automatically exchanged from one Fund account to another on any day of the month.

Note:	For more information, refer to “Exchanges.”

TO SELL SHARES

As previously noted, with certain limited exceptions, the Funds are generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, once you close your account, you may not make additional investments in the Funds.

Online

•	Redemptions may be made online at janus.com/individual.

By Telephone

•	Generally all accounts are automatically eligible to sell shares by telephone. To sell all or a portion of your shares, call Janus XpressLine™ or a Janus representative. The Funds reserve the right to limit the dollar amount that you may redeem from your account by telephone.

By Mail/In Writing

•	To request a redemption in writing, please follow the instructions in “Written Instructions.”

By Systematic Redemption

•	This program allows you to sell shares worth a specific dollar amount from your Fund account on a regular basis.

Note:	For more information, refer to “Payment of Redemption Proceeds.”

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PRICING OF FUND SHARES

The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of outstanding shares of the class. A Fund’s NAV is calculated as of the close of the regular trading session of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time) each day that the NYSE is open (“business day”). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the Securities and Exchange Commission (“SEC”). Foreign securities held by a Fund may be traded on days and at times when the NYSE is closed and the NAV is therefore not calculated. Accordingly, the value of a Fund’s holdings may change on days that are not business days in the United States and on which you will not be able to purchase or redeem a Fund’s Shares.

All purchases, exchanges, and redemptions will be duly processed at the NAV as described under “Policies in Relation to Transactions” after your request is received in good order by a Fund or its agents.

Securities held by the Funds are valued in accordance with policies and procedures established by and under the supervision of the Trustees. To the extent available, equity securities are generally valued on the basis of market quotations. Most fixed-income securities are typically valued using an evaluated bid price supplied by an approved pricing service that is intended to reflect market value. The evaluated bid price is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term instruments maturing within 60 days or less may be valued at amortized cost, which approximates market value. If a market quotation or evaluated price for a security is not readily available or is deemed unreliable, or if an event that is expected to affect the value of the security occurs after the close of the principal exchange or market on which the security is traded, and before the close of the NYSE, a fair value of the security will be determined in good faith under the policies and procedures. Such events include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a non-significant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. This type of fair value pricing may be more commonly used with foreign equity securities, but it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities, and forward contracts stated in foreign currency are generally translated into U.S. dollar equivalents at the prevailing market rates. The Funds use systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Due to the subjective nature of systematic fair value pricing, a Fund’s value for a particular security may be different from the last quoted market price. Systematic fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of a Fund’s portfolio securities and the reflection of such change in that Fund’s NAV, as further described in the “Excessive Trading” section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as “stale pricing”). Funds that hold thinly-traded securities, such as certain small-capitalization securities or high-yield fixed-income securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund’s valuation of a security is different from the security’s market value, short-term arbitrage traders buying and/or selling shares of a Fund may dilute the NAV of that Fund, which negatively impacts long-term shareholders. The Funds’ fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

The value of the securities of other open-end funds held by a Fund, if any, will be calculated using the NAV of such open-end funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

Policies in Relation to Transactions
All requests, including but not limited to, exchanges between a Fund and other Janus funds, purchases by check or automated investment, redemptions by wire transfer, ACH transfer, or check, must be received in good order by the Fund or its agents prior to the close of the regular trading session of the NYSE (normally 4:00 p.m. New York time) in order to receive that day’s NAV. Transaction requests submitted in writing and mailed to Janus’ P.O. Box, once delivered, are

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considered received for processing the following business day. Transactions involving funds which pay dividends will generally begin to earn dividends, as applicable, on the first bank business day following the date of purchase.

ADMINISTRATIVE SERVICES FEES

The Funds pay an annual administrative services fee of 0.12% of net assets of Class D Shares. These administrative services fees are paid by Class D Shares of each Fund. Janus Services provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports.

PAYMENTS TO FINANCIAL INTERMEDIARIES BY JANUS CAPITAL OR ITS AFFILIATES

With respect to other share classes not offered in this Prospectus, Janus Capital or its affiliates may pay fees, from their own assets, to selected brokerage firms, banks, financial advisors, retirement plan service providers, and other financial intermediaries that sell the Janus funds for distribution, marketing, promotional, or related services, and/or for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation (“NSCC”) or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of services or other services. Shareholders investing through an intermediary should consider whether such arrangements exist when evaluating any recommendations from an intermediary and when considering which share class of a fund is most appropriate.

In addition, Janus Capital or its affiliates may also share certain marketing expenses with intermediaries, or pay for, or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting, or business building programs for such financial intermediaries to raise awareness of the Funds. Janus Capital or its affiliates may make payments to participate in intermediary marketing support programs which may provide Janus Capital or its affiliates with one or more of the following benefits: attendance at sales conferences, participation in meetings or training sessions, access to or information about intermediary personnel, use of an intermediary’s marketing and communication infrastructure, fund analysis tools, business planning and strategy sessions with intermediary personnel, information on industry- or platform-specific developments, trends and service providers, and other marketing-related services. Such payments may be in addition to, or in lieu of, the payments described above. These payments are intended to promote the sales of Janus funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Janus funds to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Janus funds available to their customers.

The receipt of (or prospect of receiving) payments described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds’ shares over sales of other mutual funds (or non-mutual fund investments) or to favor sales of one class of Janus funds’ shares over sales of another Janus funds’ share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Janus funds within such financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Janus funds in various ways within such financial intermediary’s organization.

From time to time, certain financial intermediaries approach Janus Capital to request that Janus Capital make contributions to certain charitable organizations. In these cases, Janus Capital’s contribution may result in the financial intermediary, or its salespersons, recommending Janus funds over other mutual funds (or non-mutual fund investments).

The payment arrangements described above will not change the price an investor pays for Shares nor the amount that a Janus fund receives to invest on behalf of the investor. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell Shares of the Funds and, if applicable, when considering which share class of a Fund is most appropriate for you.

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PAYING FOR SHARES

As previously noted, with certain limited exceptions, the Funds are generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, you may not be able to buy shares.

Please note the following when purchasing Shares:

•	Cash, credit cards, third party checks (with certain limited exceptions), travelers cheques, credit card checks, line of credit checks, or money orders will not be accepted.

•	All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks or an accepted non-U.S. bank.

•	Purchases initiated using a bill-pay service (or an equivalent) and presented either electronically or in the form of a check are considered direct deposit transactions.

•	When purchasing Shares through the Automatic Investment Program, your automatic investment selection(s) will generally be active within three days following receipt of your authorization for the date and amount you specify. If no date or dollar amount is specified on your application, investments of $50 will be made on the 20th of each month. If the balance in the Janus fund account you are buying into falls to zero as the result of a redemption, exchange, or minimum balance fee, your Automatic Investment Program will be discontinued.

•	We may make additional attempts to debit your predesignated bank account for automated investments that initially fail. You are liable for any costs associated with these additional attempts. If your automated investment fails, you may purchase Shares of the Funds by submitting good funds via another method accepted by the Funds (e.g., by wire transfer). In this case, your purchase will be processed at the next NAV determined after we receive good funds, not at the NAV available as of the date of the original request.

•	Each Fund reserves the right to reject any purchase order, including exchange purchases, for any reason. The Funds are not intended for excessive trading. For more information about the Funds’ policy on excessive trading, refer to “Excessive Trading.”

•	If all or a portion of a purchase is received for investment without a specific fund designation, for investment in one of our closed funds, or for investment in a fund that is not yet available for public sale, the undesignated amount or entire investment, as applicable, will be invested in Janus Money Market Fund. For investments without a specific fund designation, where you own a single Fund account with a current balance greater than zero, the investment will be applied to that Fund account. For investments without a specific fund designation, where you own two or more Fund accounts with current balances greater than zero, and for investments in closed funds, unless you later direct Janus to (i) buy shares of another Janus fund or (ii) sell shares of Janus Money Market Fund and return the proceeds (including any dividends earned) to you, Janus will treat your inaction as approval of the purchase of Janus Money Market Fund. If you hold shares of a closed fund and submit an order directly to Janus for your account in that closed fund, your account must be open and your order must clearly indicate that you are currently a shareholder of the closed fund, or your money will be invested in Janus Money Market Fund. If you submit an order to buy shares of a fund that is not yet available for investment (during a subscription period), your investment will be held in Janus Money Market Fund until the new fund’s commencement of operations. At that time, your investment (including any dividends) will be automatically exchanged from Janus Money Market Fund to the new fund. All orders for purchase, exchange, or redemption will receive the NAV as described under “Policies in Relation to Transactions.”

•	For Fund purchases by check, if your check does not clear for any reason, your purchase will be cancelled.

•	If your purchase is cancelled for any reason, you will be responsible for any losses or fees imposed by your bank and may be responsible for losses that may be incurred as a result of any decline in the value of the cancelled purchase.

In compliance with the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”), Janus is required to verify certain information on your account application as part of its Anti-Money Laundering Program. You will be required to provide your full name, date of birth, social security number, and permanent street address to assist in verifying your identity. You may also be asked to provide documents that may help to establish your identity. Until verification of your identity is made, Janus may temporarily limit additional share purchases. In addition, Janus may close an account if it is unable to verify a shareholder’s identity. Please contact a Janus representative if you need additional assistance when completing your application or additional information about the Anti-Money Laundering Program.

In an effort to ensure compliance with this law, Janus’ Anti-Money Laundering Program (the “Program”) provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

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The Funds have also adopted an identity theft policy (“Red Flag Policy”) to detect, prevent, and mitigate patterns, practices, or specific activities that indicate the possible existence of identity theft. The Funds are required by law to obtain certain personal information which will be used to verify your identity. The Red Flag Policy applies to the opening of Fund accounts and activity with respect to existing accounts.

EXCHANGES

As previously noted, with certain limited exceptions, the Funds are generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, the exchange privilege may not be available.

Please note the following when exchanging shares:

•	An exchange represents the redemption (or sale) of shares from one Fund and the purchase of shares of another Fund, which may produce a taxable gain or loss in a non-retirement account.

•	You may generally exchange Shares of a Fund for Shares of the same class of any other fund in the Trust.

•	You may also exchange shares of one class for another class of shares within the same fund, provided the eligibility requirements of the class of shares to be received are met. A Fund’s fees and expenses differ between share classes. Exchanging from a direct share class to one held through an intermediary typically results in increased expenses. This is because share classes distributed through intermediaries include additional fees for administration and/or distribution to pay for services provided by intermediaries. Please read the Prospectus for the share class you are interested in prior to investing in that share class.

•	New regular Janus fund accounts established by exchange must be opened with $2,500 or the total account value if the value of the Janus fund account you are exchanging from is less than $2,500. (If your Janus fund account balance does not meet the minimum investment requirements, you may be subject to an annual minimum balance fee or account closure. For more information, refer to “Minimum Investment Requirements.”)

•	UGMA/UTMA accounts, Traditional or Roth IRAs, Simplified Employee Pension IRAs, and Coverdell Education Savings Accounts established by exchange must meet the minimum investment requirements previously described. If the value of the Janus fund account you are exchanging from is less than the stated minimum, you must exchange the entire balance. (If your Janus fund account balance does not meet the minimum investment requirements, you may be subject to an annual minimum balance fee or account closure. For more information, refer to “Minimum Investment Requirements.”)

•	New Janus fund non-retirement accounts established by an exchange (or exchange purchases to an existing Roth IRA) resulting from a required minimum distribution from a retirement account do not have an initial minimum investment requirement. (If your Janus fund account balance does not meet the minimum investment requirements, you may be subject to an annual minimum balance fee or account closure. For more information, refer to “Minimum Investment Requirements.”)

•	Exchanges between existing Janus fund accounts must meet the $100 subsequent investment requirement.

•	For Systematic Exchanges, if no date is specified on your request, systematic exchanges will be made on the 20th of each month. You may establish this option for as little as $100 per exchange. If the balance in the Janus fund account you are exchanging from falls below the Systematic Exchange amount, all remaining shares will be exchanged and your Systematic Exchange Program will be discontinued.

•	The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you make more than one round trip in the Fund in a 90-day period and may bar future purchases in the Fund or any of the other Janus funds. Different restrictions may apply if you invest through an intermediary. For more information about the Funds’ policy on excessive trading, refer to “Excessive Trading.”

•	Each Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time.

•	With certain exceptions, exchanges between Janus fund accounts will be accepted only if the registrations are identical. If you are exchanging into a closed Janus fund, you will need to meet criteria for investing in the closed fund. For more information, refer to Closed Fund Policies in the “Other Information” section of this Prospectus.

•	If the shares you are exchanging are held in certificate form, you must return the certificate to Janus prior to making any exchanges. Shares are no longer available in certificate form.

Note: For the fastest and easiest way to exchange shares, log on to janus.com/individual* 24 hours a day, 7 days a week.

*	Certain account types and transactions are not available via janus.com. For more information, access janus.com/individual or refer to this Shareholder’s Manual.

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PAYMENT OF REDEMPTION PROCEEDS

As previously noted, with certain limited exceptions, the Funds are generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, once you close your account, you may not make additional investments in the Funds.

By Electronic Transfer – Generally all accounts are automatically eligible for the electronic redemption option if bank information is provided.

•	Next Day Wire Transfer – Your redemption proceeds can be electronically transferred to your predesignated bank account on the next bank business day after receipt of your redemption request (wire transfer). You may be charged a fee for each wire transfer, and your bank may charge an additional fee to receive the wire.

•	ACH (Automated Clearing House) Transfer – Your redemption proceeds can be electronically transferred to your predesignated bank account on or about the second bank business day after receipt of your redemption request. There is no fee associated with this type of electronic transfer.

By Check – Redemption proceeds will be sent to the shareholder(s) of record at the address of record normally within seven days after receipt of a valid redemption request. During the 10 days following an address change, requests for redemption checks to be sent to a new address require a signature guarantee.

By Systematic Redemption – If no date is specified on your request, systematic redemptions will be made on or about the 24th of each month. If the balance in the Janus fund account you are selling from falls to zero, your Systematic Redemption Program will be discontinued.

Generally, orders to sell Shares may be initiated at any time at janus.com/individual, by telephone, or in writing. Certain accounts may require a written request. If the Shares being sold were purchased by check or automated investment, the Funds can delay the payment of your redemption proceeds for up to 15 days from the day of purchase to allow the purchase to clear. In addition, there may be a delay in the payment of your redemption proceeds if you request a redemption by electronic transfer and your bank information is new. Unless you provide alternate instructions, your proceeds will be invested in Shares of Janus Money Market Fund during the 15-day hold period.

Each Fund reserves the right to postpone payment of redemption proceeds for up to seven calendar days. Additionally, the right to require the Funds to redeem their Shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

Note: For the fastest and easiest way to redeem shares, log on to janus.com/individual* 24 hours a day, 7 days a week.

*	Certain account types and transactions are not available via janus.com. For more information, access janus.com/individual or refer to this Shareholder’s Manual.

Large Shareholder Redemptions
Certain large shareholders, such as other funds, individuals, accounts, and Janus affiliates, may from time to time own (beneficially or of record) or control a significant percentage of a Fund’s Shares. Redemptions by these large shareholders of their holdings in a Fund may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments result in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, which could lead to an increase in the Fund’s expense ratio.

Redemptions In-Kind
Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, or in connection with the liquidation of a fund, by delivery of securities selected from its assets at its discretion. However, each Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash, and may

9

potentially include illiquid securities. Illiquid securities may not be able to be sold quickly or at a price that reflects full value, or there may not be a market for such securities, which could cause the redeeming shareholder to realize losses on the security if the security is sold at a price lower than that at which it had been valued. If a Fund makes an in-kind payment, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash, whereas such costs are borne by the Fund for cash redemptions.

While a Fund may pay redemptions in-kind, a Fund may instead choose to raise cash to meet redemption requests through the sale of fund securities or permissible borrowings. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and may increase brokerage costs.

WRITTEN INSTRUCTIONS

To redeem or exchange all or part of your Shares in writing, your request should be sent to one of the addresses listed under “Doing Business with Janus.” Requests or documents received in a language other than English may be inadvertently delayed or returned due to an inability to accurately translate the intended instructions. Please include the following information:

•	the name of the Janus fund(s) being redeemed or exchanged;
•	the account number(s);
•	the amount of money or number of shares being redeemed or exchanged;
•	the name(s) on the account;
•	the signature(s) of one or more registered account owners; and
•	your daytime telephone number.

SIGNATURE GUARANTEE

A signature guarantee for each registered account owner is required if any of the following is applicable:

•	You request a redemption by check above a certain dollar amount.
•	You would like a check made payable to anyone other than the shareholder(s) of record.
•	You would like a check mailed to an address that has been changed within 10 days of the redemption request.
•	You would like a check mailed to an address other than the address of record.
•	You would like your redemption proceeds sent to a bank account other than a bank account of record.

The Funds reserve the right to require a signature guarantee under other circumstances or to reject or delay a redemption on certain legal grounds.

A signature guarantee may be refused if any of the following is applicable:

•	It does not appear valid or in good form.
•	The transaction amount exceeds the surety bond limit of the signature guarantee.
•	The guarantee stamp has been reported as stolen, missing, or counterfeit.

How to Obtain a Signature Guarantee
A signature guarantee assures that a signature is genuine. The signature guarantee protects shareholders from unauthorized account transfers. The following financial institutions may guarantee signatures: banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange. Call your financial institution to see if it has the ability to guarantee a signature. A signature guarantee cannot be provided by a notary public.

EXCESSIVE TRADING

Excessive Trading Policies and Procedures
The Trustees have adopted policies and procedures with respect to short-term and excessive trading of Fund shares (“excessive trading”). Each Fund is intended for long-term investment purposes only, and the Funds will take reasonable steps to attempt to detect and deter short-term and excessive trading. Transactions placed in violation of the Funds’ exchange limits or excessive trading policies may be cancelled or revoked by a Fund by the next business day following receipt by the Fund. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. Direct investors should be aware that the Funds are also available for purchase through third party intermediaries. As described below, the Funds may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and redemptions of the Funds’ shares by multiple investors are aggregated by the

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intermediary and presented to the Funds on a net basis, may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the elimination of excessive trading in the accounts impractical without the assistance of the intermediary.

The Funds attempt to deter excessive trading through at least the following methods:

•	exchange limitations as described under “Exchanges;”
•	trade monitoring; and
•	fair valuation of securities as described under “Pricing of Fund Shares.”

Generally, a purchase and redemption of Shares from the same Fund (i.e., “round trip”) within 90 calendar days may result in enforcement of a Fund’s excessive trading policies and procedures with respect to future purchase orders, provided that each Fund reserves the right to reject any purchase request as explained above.

The Funds monitor for patterns of shareholder frequent trading and may suspend or permanently terminate the exchange privilege of any investor who makes more than one round trip in a Fund over a 90-day period, and may bar future purchases into the Fund and any of the other Janus funds by such investor. The Funds’ excessive trading policies generally do not apply to (i) a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice; (ii) transactions in the Janus funds by a Janus “fund of funds,” which is a fund that primarily invests in other Janus mutual funds; and (iii) identifiable transactions by certain funds of funds and asset allocation programs to realign portfolio investments with existing target allocations.

The Funds’ Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days’ notice to shareholders of that fund.

Investors in other share classes who place transactions through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Funds’ excessive trading policies and procedures and may be rejected in whole or in part by a Fund. The Funds, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Funds, and thus the Funds may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the Funds’ excessive trading policies may be cancelled or revoked by a Fund by the next business day following receipt by that Fund.

In an attempt to detect and deter excessive trading in omnibus accounts, the Funds or their agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting future purchases by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Funds’ ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems’ capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

Certain transactions in Fund shares, such as periodic rebalancing through intermediaries (no more frequently than every 60 days) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Funds’ methods to detect and deter excessive trading.

Each Fund also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund’s portfolio managers and/or investment personnel believe they would be unable to invest the money effectively in accordance with the Fund’s investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

The Funds’ policies and procedures regarding excessive trading may be modified at any time by the Funds’ Trustees.

Excessive Trading Risks
Excessive trading may present risks to a Fund’s long-term shareholders. Excessive trading into and out of a Fund may disrupt portfolio investment strategies, may create taxable gains to remaining Fund shareholders, and may increase Fund expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

Funds that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a fund based on events occurring after the close of a foreign market that may not be reflected in the fund’s NAV (referred to as “price arbitrage”). Such arbitrage opportunities may also arise in funds

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which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as “stale pricing”). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund’s valuation of a security differs from the security’s market value, short-term arbitrage traders may dilute the NAV of a Fund, which negatively impacts long-term shareholders. Although the Funds have adopted valuation policies and procedures intended to reduce the Funds’ exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

Although the Funds take steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, for share classes sold through financial intermediaries, the Funds may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the Funds’ identification of excessive trading transactions in the Funds through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the Funds encourage intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Funds cannot eliminate completely the possibility of excessive trading.

Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Funds.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION

The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds’ portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.

•	Full Holdings. Each Fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Portfolio holdings consisting of at least the names of the holdings are generally available on a calendar quarter-end basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under each Fund’s Holdings & Details tab at janus.com/allfunds.

Each Fund may provide, upon request, historical full holdings on a monthly basis for periods prior to the previous quarter-end subject to a written confidentiality agreement.

•	Top Holdings. Each Fund’s top portfolio holdings, in order of position size and as a percentage of a Fund’s total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag.

•	Other Information. Each Fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors, and specific portfolio level performance attribution information and statistics monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Top performance contributors/detractors provided at calendar quarter-end may include the percentage of contribution/detraction to Fund performance.

Full portfolio holdings will remain available on the Janus websites at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Janus Capital may exclude from publication on its websites all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. Under extraordinary circumstances, exceptions to the Mutual Fund Holdings Disclosure Policies and Procedures may be made by Janus Capital’s Chief Investment Officer(s) or their delegates. All exceptions shall be preapproved by the Chief Compliance Officer or his designee. Such exceptions may be made without prior notice to shareholders. A summary of the Funds’ portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Funds’ SAI.

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SHAREHOLDER SERVICES AND ACCOUNT POLICIES

Address Changes
For the easiest way to change the address on your account, visit janus.com/individual. You may also call a Janus representative or send a written request signed by one or more shareholder(s) of record. Include the name of the Janus fund(s) you hold, the account number(s), the name(s) on the account, and both the old and new addresses. Certain options may be suspended for 10 days following an address change unless a signature guarantee is provided.

Bank Account Changes
For the easiest way to change your bank account of record or add new bank account information to your account, visit janus.com/individual. You may also send a written request signed by the shareholder of record or by each shareholder of record if more than one. Please note that you may change or add bank information online at janus.com/individual for purchases only. Certain accounts may require a written notice and, in some instances, bank privileges may not be available. We cannot accept changes or additions to bank account redemption options online at janus.com/individual or over the telephone. If multiple account owners are named on the added bank account, at least one name on the bank account must match one name on the Fund account. There may be a delay in the payment of your redemption proceeds if you request a redemption by electronic transfer to a new bank or bank account.

Distributions
Generally, all income dividends and capital gains distributions will automatically be reinvested in your Fund account. If you wish to change your distribution option, please visit janus.com/individual, call a Janus representative, or send a written request signed by one or more shareholder(s) of record.

Your non-retirement Fund account distribution checks may be reinvested in your Fund account if you do not cash them within one year of the date they were written. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Involuntary Redemptions
The Funds reserve the right to close an account if the shareholder is deemed to engage in activities which are illegal or otherwise believed to be detrimental to the Funds. This includes, but is not limited to, accounts that a Fund or its agents believe are engaged in market timing. Any time shares are redeemed in a taxable account, it is considered a taxable event. You are responsible for any tax liabilities associated with an involuntary redemption of your account.

Lost (Unclaimed/Abandoned) Accounts
It is important that the Funds maintain a correct address for each shareholder. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Funds as undeliverable. Based upon statutory requirements for returned mail, Janus will attempt to locate the shareholder or rightful owner of the account. If Janus is unable to locate the shareholder, then Janus is legally obligated to deem the property “unclaimed” or “abandoned,” and subsequently escheat (or transfer) unclaimed property (including shares of a mutual fund) to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. Further, your mutual fund account may be deemed “unclaimed” or “abandoned,” and subsequently transferred to your state of residence if no activity (as defined by that state) occurs within your account during the time frame specified in your state’s unclaimed property laws. The shareholder’s last known address of record determines which state has jurisdiction. Interest or income is not earned on redemption or distribution check(s) sent to you during the time the check(s) remained uncashed.

Online and Telephone Transactions
You may initiate many transactions through janus.com/individual or by calling Janus XpressLine™. You may also contact a Janus representative. Generally all new accounts automatically receive online and telephone transaction privileges including redemption privileges. If you do not want to receive these privileges, please call a Janus representative. The Funds and their agents will not be responsible for any losses, costs, or expenses resulting from unauthorized transactions when reasonable procedures designed to verify the identity of the online user or caller are followed.

Your ability to access your account or transact business electronically may be impacted due to unexpected circumstances, such as system outages, or during periods of increased web activity. For example, periods of substantial market change or other unexpected events can contribute to high call volumes, which may delay your ability to reach a Janus representative by telephone.

If you experience difficulty transacting business with us through a particular method, please consider using an alternate method, such as visiting janus.com/individual, calling Janus XpressLine™, contacting a Janus representative by telephone, or sending written instructions to complete your transaction. Please remember that purchase, exchange, or redemption requests

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must be received in good order by a Fund or its agents prior to the close of the regular trading session of the NYSE in order to receive that day’s NAV.

Your account information, including online credentials, should be kept private, and you should immediately review any account statements that you receive from Janus. Someone other than you could act on your account if that person is able to provide the required identifying information. Contact Janus immediately about any transactions you believe to be unauthorized.

Registration Changes
To change the name on an account, the shares are generally transferred to a new account. In some cases, legal documentation may be required. Please visit janus.com/individual or call a Janus representative for further instructions.

Statements, Reports, and Prospectuses
We will send you quarterly confirmations of all transactions. You may elect at janus.com/edelivery to discontinue delivery of your paper statements, and instead receive them online. In addition, at janus.com/individual, the Funds will send you an immediate transaction confirmation statement after every non-systematic transaction. If you have not elected to receive online statements, your confirmation will be mailed within three days of the transaction. The Funds reserve the right to charge a fee for additional account statement requests.

The Funds produce financial reports that include a complete list of each of the Funds’ portfolio holdings semiannually, and update their prospectus annually. You may elect to receive these reports and prospectus updates electronically at janus.com/edelivery. The Funds’ fiscal year ends September 30.

Unless you instruct Janus otherwise by contacting a Janus representative, the Funds will mail only one report or prospectus to your address of record (“household”), even if more than one person in your household has a Fund account. This process, known as “householding,” reduces the amount of mail you receive and helps lower Fund expenses. If you decide that you no longer want the mailing of these documents to be combined with the other members of your household, please call a Janus representative or send a written request signed by one or more shareholder(s) of record. Individual copies will be sent within thirty (30) days after the Funds receive your instructions.

Taxpayer Identification Number
On the application or other appropriate forms, you may be asked to certify that your Social Security or employer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding, or you did not certify your taxpayer identification number, the IRS requires the Funds to withhold a certain percentage (at the currently applicable rate) of any dividends paid and redemption or exchange proceeds. In addition to this backup withholding, you may be subject to a $50 fee to reimburse the Funds for any penalty that the IRS may impose.

Temporary Suspension of Services
The Funds or their agents may, in case of emergency, temporarily suspend telephone transactions and other shareholder services. As previously noted, the Funds may postpone payment of redemption proceeds for up to seven calendar days. In addition, the right to require the Funds to redeem their Shares may be suspended or the date of payment may be postponed beyond seven calendar days whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable. The exchange privilege may also be suspended in these circumstances.

Please retain this Supplement with your records.

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Janus Investment Fund

Class D Shares

Janus Global Real Estate Fund

(the “Fund”)

Supplement dated June 1, 2015
to Currently Effective Prospectus

Effective with the launch of the Fund’s new website, the following replaces the Shareholder’s Manual in its entirety:

Shareholder’s manual

This Shareholder’s Manual is for those shareholders investing directly with the Fund. This section will help you become familiar with the different types of accounts you can establish with Janus. It also explains in detail the wide array of services and features you can establish on your account, as well as describes account policies and fees that may apply to your account. Account policies (including fees), services, and features may be modified or discontinued without shareholder approval or prior notice.

With certain limited exceptions, the Fund is generally available only to shareholders residing in the United States and employees of Janus or its affiliates. For purposes of this policy, the Fund requires that a shareholder and/or entity be a U.S. citizen residing in the United States or a U.S. Territory (including overseas U.S. military or diplomatic addresses) or a resident alien residing in the United States or a U.S. Territory with a valid U.S. Taxpayer Identification Number to open an account with the Fund.

DOING BUSINESS WITH JANUS

The Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus funds. The Shares are available only to investors who hold accounts directly with the Janus funds, to immediate family members or members of the same household of an eligible individual investor, and to existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus funds. Under certain limited circumstances, shareholders of other Janus share classes who no longer wish to hold shares through an intermediary may be eligible to purchase Class D Shares.

In addition, directors, officers, and employees of Janus Capital Group Inc. (“JCGI”) and its affiliates, as well as Trustees and officers of the Fund, may purchase Class D Shares. Under certain circumstances, where there has been a change in the form of ownership due to, for example, mandatory retirement distributions, legal proceedings, estate settlements, or the gifting of Shares, the recipient of Class D Shares may continue to purchase Class D Shares.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. You should carefully consider which class of shares to purchase. Certain classes have higher expenses than other classes, which may lower the return on your investment. If you would like additional information about the other available share classes, please call 1-800-525-3713.

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Online – janus.com – 24 hours a day, 7 days a week

At janus.com/individual* existing shareholders can:

•	Obtain Fund information and performance
•	Review your account or your complete portfolio
•	Buy, exchange, and sell Janus funds
•	Update personal information
•	Receive electronic daily, quarterly, and year-end statements, semiannual and annual reports, prospectuses, and tax forms
•	Analyze the fees associated with your investment (www.finra.org/fundanalyzer)

*	New accounts can only be opened via written request. In addition, certain account or transaction types may be restricted from being processed through janus.com. If you would like more information about these restrictions, please contact a Janus representative.

Janus XpressLinetm 1-888-979-7737 • 24-hour automated phone system Janus Representatives 1-800-525-3713 TDD For the speech and hearing impaired. 1-800-525-0056	Mailing Address Janus P.O. Box 55932 Boston, MA 02205-5932 For Overnight Mail Janus 30 Dan Road, Suite 55932 Canton, MA 02021-2809

MINIMUM INVESTMENTS*

To open a new regular Fund account	$2,500

To open a new UGMA/UTMA account, Coverdell Education Savings Account, or a retirement Fund account
• without an automatic investment program	$1,000
• with an automatic investment program of $50 per month	$500

To add to any existing type of Fund account without an automatic investment program	$100

*	The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part. Participants in certain retirement plans, including but not limited to, Janus prototype Money Purchase Pension and Profit Sharing plans, SEP IRAs, SAR SEP IRAs, or outside qualified retirement plans, may not be subject to the stated minimums. Employees of Janus Capital, its wholly-owned subsidiaries, INTECH, and Perkins may open Fund accounts for $100.

Minimum Investment Requirements
Due to the proportionately higher costs of maintaining small accounts, the Fund reserves the right to deduct an annual $25 minimum balance fee per Fund account (paid to Janus Services) with values below the minimums described under “Minimum Investments” or to close Fund accounts valued at less than $100. This policy may not apply to accounts that fall below the minimums solely as a result of market value fluctuations or to those accounts not subject to a minimum investment requirement. The fee or account closure will occur during the fourth quarter of each calendar year. You may receive written notice before we charge the $25 fee or close your account so that you may increase your account balance to the required minimum provided you meet certain residency eligibility requirements. Please note that you may incur a tax liability as a result of the fee being charged or the redemption.

TYPES OF ACCOUNT OWNERSHIP

Please refer to janus.com/individual for the appropriate account application and for information related to maintaining an account.

Individual or Joint Ownership
Individual accounts are owned by one person. Joint accounts have two or more owners.

Trust
An established trust can open an account. The names of each trustee, the name of the trust, and the date of the trust agreement must be included on the application.

Business Accounts
Corporations and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of the partnership.

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TAX-DEFERRED ACCOUNTS

Please refer to janus.com/individual for the appropriate account application and for information related to maintaining an account. Certain tax-deferred accounts can only be maintained via written request. Please contact a Janus representative for more information.

If you are eligible, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes. A contribution to certain of these plans may also be tax deductible. The types of tax-deferred accounts that may be opened with Janus are described below. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

Investing for Your Retirement
Please visit janus.com/individual or call a Janus representative for more complete information regarding the different types of IRAs available. Distributions from these plans may be subject to income tax and generally to an additional tax if withdrawn prior to age 59 1/2 or used for a nonqualifying purpose.

Traditional and Roth IRAs
Both IRAs allow most individuals with earned income to contribute up to the lesser of $5,500 or 100% of compensation, with future years increased by cost-of-living adjustments. In addition, IRA holders age 50 or older may contribute $1,000 more than these limits.

Simplified Employee Pension (“SEP”) IRA
This plan allows small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any eligible employee(s). A SEP requires an IRA (a “SEP-IRA”) to be set up for each SEP participant.

Profit Sharing or Money Purchase Pension Plans
These plans are open to corporations, partnerships, and small business owners (including sole proprietors) for the benefit of their employees and themselves. You may only maintain this type of account via written request. Please contact a Janus representative for more information.

ACCOUNTS FOR THE BENEFIT OF A CHILD

Custodial Accounts (UGMA or UTMA)
An UGMA/UTMA account is a custodial account managed for the benefit of a minor.

Coverdell Education Savings Account
This tax-deferred plan allows individuals, subject to certain income limitations, to contribute up to $2,000 annually on behalf of any child under the age of 18. Contributions are also allowed on behalf of children with special needs beyond age 18. Distributions are generally tax-free when used for qualified education expenses.

Please refer to the following for information regarding opening an account and conducting business with Janus.

TO OPEN AN ACCOUNT OR BUY SHARES

New accounts can only be opened via written request. Please visit janus.com/individual or contact a Janus representative for more information.

As previously noted, with certain limited exceptions, the Fund is generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, you may not be able to open an account or buy additional shares.

By Mail/In Writing

•	To open your Fund account, complete and sign the appropriate application. Make your check payable to Janus or elect a one-time electronic withdrawal from your bank account as noted on the appropriate application.

•	To buy additional shares, complete the remittance slip accompanying your confirmation statement. If you are making a purchase into a retirement account, please indicate whether the purchase is a rollover or a current or prior year contribution. Send your check and remittance slip or written instructions to the address listed on the slip.

Online

•	You may buy additional shares in an existing Fund account. You may elect to have Janus electronically withdraw funds from your designated bank account. A real-time confirmation of your transaction will be provided via janus.com/individual.

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By Telephone

•	For an existing account, you may use Janus XpressLine™ to buy shares 24 hours a day, or you may call a Janus representative during normal business hours. Janus will electronically withdraw funds from your designated bank account.

•	You may also buy shares by wiring money from your bank account to your Fund account. For wiring instructions, call a Janus representative.

By Automated Investments

•	To buy additional shares through the Automatic Investment Program, you select the frequency with which your money ($50 minimum) will be electronically transferred from your bank account to your Fund account. Certain tax-deferred accounts are not eligible for automated investments.

•	You may buy additional shares using Payroll Deduction if your employer can initiate this type of transaction. You may have all or a portion of your paycheck ($50 minimum) invested directly into your Fund account.

Note:	For more information, refer to “Paying for Shares.”

TO EXCHANGE SHARES

As previously noted, with certain limited exceptions, the Fund is generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, the exchange privilege may not be available.

Online

•	Exchanges may generally be made online at janus.com/individual.

By Telephone

•	Generally all accounts are automatically eligible to exchange shares by telephone. To exchange all or a portion of your shares into any other available Janus fund, call Janus XpressLine™ or a Janus representative.

By Mail/In Writing

•	To request an exchange in writing, please follow the instructions in “Written Instructions.”

By Systematic Exchange

•	You determine the amount of money you would like automatically exchanged from one Fund account to another on any day of the month.

Note:	For more information, refer to “Exchanges.”

TO SELL SHARES

As previously noted, with certain limited exceptions, the Fund is generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, once you close your account, you may not make additional investments in the Fund.

Online

•	Redemptions may be made online at janus.com/individual.

By Telephone

•	Generally all accounts are automatically eligible to sell shares by telephone. To sell all or a portion of your shares, call Janus XpressLine™ or a Janus representative. The Fund reserves the right to limit the dollar amount that you may redeem from your account by telephone.

By Mail/In Writing

•	To request a redemption in writing, please follow the instructions in “Written Instructions.”

By Systematic Redemption

•	This program allows you to sell shares worth a specific dollar amount from your Fund account on a regular basis.

Note:	For more information, refer to “Payment of Redemption Proceeds.”

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PRICING OF FUND SHARES

The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of outstanding shares of the class. The Fund’s NAV is calculated as of the close of the regular trading session of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time) each day that the NYSE is open (“business day”). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the Securities and Exchange Commission (“SEC”). Foreign securities held by the Fund may be traded on days and at times when the NYSE is closed and the NAV is therefore not calculated. Accordingly, the value of the Fund’s holdings may change on days that are not business days in the United States and on which you will not be able to purchase or redeem the Fund’s Shares.

All purchases, exchanges, and redemptions will be duly processed at the NAV as described under “Policies in Relation to Transactions” after your request is received in good order by the Fund or its agents.

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees. To the extent available, equity securities are generally valued on the basis of market quotations. Most fixed-income securities are typically valued using an evaluated bid price supplied by an approved pricing service that is intended to reflect market value. The evaluated bid price is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term instruments maturing within 60 days or less may be valued at amortized cost, which approximates market value. If a market quotation or evaluated price for a security is not readily available or is deemed unreliable, or if an event that is expected to affect the value of the security occurs after the close of the principal exchange or market on which the security is traded, and before the close of the NYSE, a fair value of the security will be determined in good faith under the policies and procedures. Such events include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a non-significant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. This type of fair value pricing may be more commonly used with foreign equity securities, but it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities, and forward contracts stated in foreign currency are generally translated into U.S. dollar equivalents at the prevailing market rates. The Fund uses systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Due to the subjective nature of systematic fair value pricing, the Fund’s value for a particular security may be different from the last quoted market price. Systematic fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of the Fund’s portfolio securities and the reflection of such change in the Fund’s NAV, as further described in the “Excessive Trading” section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as “stale pricing”). Funds that hold thinly-traded securities, such as certain small-capitalization securities or high-yield fixed-income securities, may be subject to attempted use of arbitrage techniques. To the extent that the Fund’s valuation of a security is different from the security’s market value, short-term arbitrage traders buying and/or selling shares of the Fund may dilute the NAV of the Fund, which negatively impacts long-term shareholders. The Fund’s fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

The value of the securities of other open-end funds held by the Fund, if any, will be calculated using the NAV of such open-end funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

Policies in Relation to Transactions
All requests, including but not limited to, exchanges between the Fund and other Janus funds, purchases by check or automated investment, redemptions by wire transfer, ACH transfer, or check, must be received in good order by the Fund or its agents prior to the close of the regular trading session of the NYSE (normally 4:00 p.m. New York time) in order to receive that day’s NAV. Transaction requests submitted in writing and mailed to Janus’ P.O. Box, once delivered, are

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considered received for processing the following business day. Transactions involving funds which pay dividends will generally begin to earn dividends, as applicable, on the first bank business day following the date of purchase.

ADMINISTRATIVE SERVICES FEES

The Fund pays an annual administrative services fee of 0.12% of net assets of Class D Shares. These administrative services fees are paid by Class D Shares of the Fund. Janus Services provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports.

PAYMENTS TO FINANCIAL INTERMEDIARIES BY JANUS CAPITAL OR ITS AFFILIATES

With respect to other share classes not offered in this Prospectus, Janus Capital or its affiliates may pay fees, from their own assets, to selected brokerage firms, banks, financial advisors, retirement plan service providers, and other financial intermediaries that sell the Janus funds for distribution, marketing, promotional, or related services, and/or for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation (“NSCC”) or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of services or other services. Shareholders investing through an intermediary should consider whether such arrangements exist when evaluating any recommendations from an intermediary and when considering which share class of a fund is most appropriate.

In addition, Janus Capital or its affiliates may also share certain marketing expenses with intermediaries, or pay for, or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting, or business building programs for such financial intermediaries to raise awareness of the Fund. Janus Capital or its affiliates may make payments to participate in intermediary marketing support programs which may provide Janus Capital or its affiliates with one or more of the following benefits: attendance at sales conferences, participation in meetings or training sessions, access to or information about intermediary personnel, use of an intermediary’s marketing and communication infrastructure, fund analysis tools, business planning and strategy sessions with intermediary personnel, information on industry- or platform-specific developments, trends and service providers, and other marketing-related services. Such payments may be in addition to, or in lieu of, the payments described above. These payments are intended to promote the sales of Janus funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Janus funds to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Janus funds available to their customers.

The receipt of (or prospect of receiving) payments described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds’ shares over sales of other mutual funds (or non-mutual fund investments) or to favor sales of one class of Janus funds’ shares over sales of another Janus funds’ share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Janus funds within such financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Janus funds in various ways within such financial intermediary’s organization.

From time to time, certain financial intermediaries approach Janus Capital to request that Janus Capital make contributions to certain charitable organizations. In these cases, Janus Capital’s contribution may result in the financial intermediary, or its salespersons, recommending Janus funds over other mutual funds (or non-mutual fund investments).

The payment arrangements described above will not change the price an investor pays for Shares nor the amount that a Janus fund receives to invest on behalf of the investor. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell Shares of the Fund and, if applicable, when considering which share class of the Fund is most appropriate for you.

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PAYING FOR SHARES

As previously noted, with certain limited exceptions, the Fund is generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, you may not be able to buy shares.

Please note the following when purchasing Shares:

•	Cash, credit cards, third party checks (with certain limited exceptions), travelers cheques, credit card checks, line of credit checks, or money orders will not be accepted.

•	All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks or an accepted non-U.S. bank.

•	Purchases initiated using a bill-pay service (or an equivalent) and presented either electronically or in the form of a check are considered direct deposit transactions.

•	When purchasing Shares through the Automatic Investment Program, your automatic investment selection(s) will generally be active within three days following receipt of your authorization for the date and amount you specify. If no date or dollar amount is specified on your application, investments of $50 will be made on the 20th of each month. If the balance in the Janus fund account you are buying into falls to zero as the result of a redemption, exchange, or minimum balance fee, your Automatic Investment Program will be discontinued.

•	We may make additional attempts to debit your predesignated bank account for automated investments that initially fail. You are liable for any costs associated with these additional attempts. If your automated investment fails, you may purchase Shares of the Fund by submitting good funds via another method accepted by the Fund (e.g., by wire transfer). In this case, your purchase will be processed at the next NAV determined after we receive good funds, not at the NAV available as of the date of the original request.

•	The Fund reserves the right to reject any purchase order, including exchange purchases, for any reason. The Fund is not intended for excessive trading. For more information about the Fund’s policy on excessive trading, refer to “Excessive Trading.”

•	If all or a portion of a purchase is received for investment without a specific fund designation, for investment in one of our closed funds, or for investment in a fund that is not yet available for public sale, the undesignated amount or entire investment, as applicable, will be invested in Janus Money Market Fund. For investments without a specific fund designation, where you own a single Fund account with a current balance greater than zero, the investment will be applied to that Fund account. For investments without a specific fund designation, where you own two or more Fund accounts with current balances greater than zero, and for investments in closed funds, unless you later direct Janus to (i) buy shares of another Janus fund or (ii) sell shares of Janus Money Market Fund and return the proceeds (including any dividends earned) to you, Janus will treat your inaction as approval of the purchase of Janus Money Market Fund. If you hold shares of a closed fund and submit an order directly to Janus for your account in that closed fund, your account must be open and your order must clearly indicate that you are currently a shareholder of the closed fund, or your money will be invested in Janus Money Market Fund. If you submit an order to buy shares of a fund that is not yet available for investment (during a subscription period), your investment will be held in Janus Money Market Fund until the new fund’s commencement of operations. At that time, your investment (including any dividends) will be automatically exchanged from Janus Money Market Fund to the new fund. All orders for purchase, exchange, or redemption will receive the NAV as described under “Policies in Relation to Transactions.”

•	For Fund purchases by check, if your check does not clear for any reason, your purchase will be cancelled.

•	If your purchase is cancelled for any reason, you will be responsible for any losses or fees imposed by your bank and may be responsible for losses that may be incurred as a result of any decline in the value of the cancelled purchase.

In compliance with the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”), Janus is required to verify certain information on your account application as part of its Anti-Money Laundering Program. You will be required to provide your full name, date of birth, social security number, and permanent street address to assist in verifying your identity. You may also be asked to provide documents that may help to establish your identity. Until verification of your identity is made, Janus may temporarily limit additional share purchases. In addition, Janus may close an account if it is unable to verify a shareholder’s identity. Please contact a Janus representative if you need additional assistance when completing your application or additional information about the Anti-Money Laundering Program.

In an effort to ensure compliance with this law, Janus’ Anti-Money Laundering Program (the “Program”) provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

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The Fund has also adopted an identity theft policy (“Red Flag Policy”) to detect, prevent, and mitigate patterns, practices, or specific activities that indicate the possible existence of identity theft. The Fund is required by law to obtain certain personal information which will be used to verify your identity. The Red Flag Policy applies to the opening of Fund accounts and activity with respect to existing accounts.

EXCHANGES

As previously noted, with certain limited exceptions, the Fund is generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, the exchange privilege may not be available.

Please note the following when exchanging shares:

•	An exchange represents the redemption (or sale) of shares from the Fund and the purchase of shares of another fund, which may produce a taxable gain or loss in a non-retirement account.

•	You may generally exchange Shares of the Fund for Shares of the same class of any other fund in the Trust.

•	You may also exchange shares of one class for another class of shares within the same fund, provided the eligibility requirements of the class of shares to be received are met. The Fund’s fees and expenses differ between share classes. Exchanging from a direct share class to one held through an intermediary typically results in increased expenses. This is because share classes distributed through intermediaries include additional fees for administration and/or distribution to pay for services provided by intermediaries. Please read the Prospectus for the share class you are interested in prior to investing in that share class.

•	New regular Janus fund accounts established by exchange must be opened with $2,500 or the total account value if the value of the Janus fund account you are exchanging from is less than $2,500. (If your Janus fund account balance does not meet the minimum investment requirements, you may be subject to an annual minimum balance fee or account closure. For more information, refer to “Minimum Investment Requirements.”)

•	UGMA/UTMA accounts, Traditional or Roth IRAs, Simplified Employee Pension IRAs, and Coverdell Education Savings Accounts established by exchange must meet the minimum investment requirements previously described. If the value of the Janus fund account you are exchanging from is less than the stated minimum, you must exchange the entire balance. (If your Janus fund account balance does not meet the minimum investment requirements, you may be subject to an annual minimum balance fee or account closure. For more information, refer to “Minimum Investment Requirements.”)

•	New Janus fund non-retirement accounts established by an exchange (or exchange purchases to an existing Roth IRA) resulting from a required minimum distribution from a retirement account do not have an initial minimum investment requirement. (If your Janus fund account balance does not meet the minimum investment requirements, you may be subject to an annual minimum balance fee or account closure. For more information, refer to “Minimum Investment Requirements.”)

•	Exchanges between existing Janus fund accounts must meet the $100 subsequent investment requirement.

•	For Systematic Exchanges, if no date is specified on your request, systematic exchanges will be made on the 20th of each month. You may establish this option for as little as $100 per exchange. If the balance in the Janus fund account you are exchanging from falls below the Systematic Exchange amount, all remaining shares will be exchanged and your Systematic Exchange Program will be discontinued.

•	The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you make more than one round trip in the Fund in a 90-day period and may bar future purchases in the Fund or any of the other Janus funds. Different restrictions may apply if you invest through an intermediary. For more information about the Fund’s policy on excessive trading, refer to “Excessive Trading.”

•	The Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time.

•	With certain exceptions, exchanges between Janus fund accounts will be accepted only if the registrations are identical. If you are exchanging into a closed Janus fund, you will need to meet criteria for investing in the closed fund. For more information, refer to Closed Fund Policies in the “Other Information” section of this Prospectus.

Note: For the fastest and easiest way to exchange shares, log on to janus.com/individual* 24 hours a day, 7 days a week.

*	Certain account types and transactions are not available via janus.com. For more information, access janus.com/individual or refer to this Shareholder’s Manual.

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PAYMENT OF REDEMPTION PROCEEDS

As previously noted, with certain limited exceptions, the Fund is generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, once you close your account, you may not make additional investments in the Fund.

By Electronic Transfer – Generally all accounts are automatically eligible for the electronic redemption option if bank information is provided.

•	Next Day Wire Transfer – Your redemption proceeds can be electronically transferred to your predesignated bank account on the next bank business day after receipt of your redemption request (wire transfer). You may be charged a fee for each wire transfer, and your bank may charge an additional fee to receive the wire.

•	ACH (Automated Clearing House) Transfer – Your redemption proceeds can be electronically transferred to your predesignated bank account on or about the second bank business day after receipt of your redemption request. There is no fee associated with this type of electronic transfer.

By Check – Redemption proceeds will be sent to the shareholder(s) of record at the address of record normally within seven days after receipt of a valid redemption request. During the 10 days following an address change, requests for redemption checks to be sent to a new address require a signature guarantee.

By Systematic Redemption – If no date is specified on your request, systematic redemptions will be made on or about the 24th of each month. If the balance in the Janus fund account you are selling from falls to zero, your Systematic Redemption Program will be discontinued.

Generally, orders to sell Shares may be initiated at any time at janus.com/individual, by telephone, or in writing. Certain accounts may require a written request. If the Shares being sold were purchased by check or automated investment, the Fund can delay the payment of your redemption proceeds for up to 15 days from the day of purchase to allow the purchase to clear. In addition, there may be a delay in the payment of your redemption proceeds if you request a redemption by electronic transfer and your bank information is new. Unless you provide alternate instructions, your proceeds will be invested in Shares of Janus Money Market Fund during the 15-day hold period.

The Fund reserves the right to postpone payment of redemption proceeds for up to seven calendar days. Additionally, the right to require the Fund to redeem its Shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

Note: For the fastest and easiest way to redeem shares, log on to janus.com/individual* 24 hours a day, 7 days a week.

*	Certain account types and transactions are not available via janus.com. For more information, access janus.com/individual or refer to this Shareholder’s Manual.

Large Shareholder Redemptions
Certain large shareholders, such as other funds, individuals, accounts, and Janus affiliates, may from time to time own (beneficially or of record) or control a significant percentage of the Fund’s Shares. Redemptions by these large shareholders of their holdings in the Fund may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments result in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, which could lead to an increase in the Fund’s expense ratio.

Redemptions In-Kind
Shares normally will be redeemed for cash, although the Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, or in connection with the liquidation of a fund, by delivery of securities selected from its assets at its discretion. However, the Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming

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the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash, and may potentially include illiquid securities. Illiquid securities may not be able to be sold quickly or at a price that reflects full value, or there may not be a market for such securities, which could cause the redeeming shareholder to realize losses on the security if the security is sold at a price lower than that at which it had been valued. If the Fund makes an in-kind payment, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash, whereas such costs are borne by the Fund for cash redemptions.

While the Fund may pay redemptions in-kind, the Fund may instead choose to raise cash to meet redemption requests through the sale of fund securities or permissible borrowings. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and may increase brokerage costs.

WRITTEN INSTRUCTIONS

To redeem or exchange all or part of your Shares in writing, your request should be sent to one of the addresses listed under “Doing Business with Janus.” Requests or documents received in a language other than English may be inadvertently delayed or returned due to an inability to accurately translate the intended instructions. Please include the following information:

•	the name of the Janus fund(s) being redeemed or exchanged;
•	the account number(s);
•	the amount of money or number of shares being redeemed or exchanged;
•	the name(s) on the account;
•	the signature(s) of one or more registered account owners; and
•	your daytime telephone number.

SIGNATURE GUARANTEE

A signature guarantee for each registered account owner is required if any of the following is applicable:

•	You request a redemption by check above a certain dollar amount.
•	You would like a check made payable to anyone other than the shareholder(s) of record.
•	You would like a check mailed to an address that has been changed within 10 days of the redemption request.
•	You would like a check mailed to an address other than the address of record.
•	You would like your redemption proceeds sent to a bank account other than a bank account of record.

The Fund reserves the right to require a signature guarantee under other circumstances or to reject or delay a redemption on certain legal grounds.

A signature guarantee may be refused if any of the following is applicable:

•	It does not appear valid or in good form.
•	The transaction amount exceeds the surety bond limit of the signature guarantee.
•	The guarantee stamp has been reported as stolen, missing, or counterfeit.

How to Obtain a Signature Guarantee
A signature guarantee assures that a signature is genuine. The signature guarantee protects shareholders from unauthorized account transfers. The following financial institutions may guarantee signatures: banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange. Call your financial institution to see if it has the ability to guarantee a signature. A signature guarantee cannot be provided by a notary public.

EXCESSIVE TRADING

Excessive Trading Policies and Procedures
The Trustees have adopted policies and procedures with respect to short-term and excessive trading of Fund shares (“excessive trading”). The Fund is intended for long-term investment purposes only, and the Fund will take reasonable steps to attempt to detect and deter short-term and excessive trading. Transactions placed in violation of the Fund’s exchange limits or excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. Direct investors should be aware that the Fund is also available for purchase through third party intermediaries. As described below, the Fund may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature,

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omnibus accounts, in which purchases and redemptions of the Fund’s shares by multiple investors are aggregated by the intermediary and presented to the Fund on a net basis, may effectively conceal the identity of individual investors and their transactions from the Fund and its agents. This makes the elimination of excessive trading in the accounts impractical without the assistance of the intermediary.

The Fund attempts to deter excessive trading through at least the following methods:

•	exchange limitations as described under “Exchanges;”
•	trade monitoring; and
•	fair valuation of securities as described under “Pricing of Fund Shares.”

Generally, a purchase and redemption of Shares from the Fund (i.e., “round trip”) within 90 calendar days may result in enforcement of the Fund’s excessive trading policies and procedures with respect to future purchase orders, provided that the Fund reserves the right to reject any purchase request as explained above.

The Fund monitors for patterns of shareholder frequent trading and may suspend or permanently terminate the exchange privilege of any investor who makes more than one round trip in the Fund over a 90-day period, and may bar future purchases into the Fund and any of the other Janus funds by such investor. The Fund’s excessive trading policies generally do not apply to (i) a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice; (ii) transactions in the Janus funds by a Janus “fund of funds,” which is a fund that primarily invests in other Janus mutual funds; and (iii) identifiable transactions by certain funds of funds and asset allocation programs to realign portfolio investments with existing target allocations.

The Fund’s Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days’ notice to shareholders of that fund.

Investors in other share classes who place transactions through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Fund’s excessive trading policies and procedures and may be rejected in whole or in part by the Fund. The Fund, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Fund, and thus the Fund may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the Fund’s excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund.

In an attempt to detect and deter excessive trading in omnibus accounts, the Fund or its agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting future purchases by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Fund’s ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems’ capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

Certain transactions in Fund shares, such as periodic rebalancing through intermediaries (no more frequently than every 60 days) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Fund’s methods to detect and deter excessive trading.

The Fund also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to the Fund. For example, the Fund may refuse a purchase order if the Fund’s portfolio manager believes he would be unable to invest the money effectively in accordance with the Fund’s investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

The Fund’s policies and procedures regarding excessive trading may be modified at any time by the Fund’s Trustees.

Excessive Trading Risks
Excessive trading may present risks to the Fund’s long-term shareholders. Excessive trading into and out of the Fund may disrupt portfolio investment strategies, may create taxable gains to remaining Fund shareholders, and may increase Fund expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

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Funds that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a fund based on events occurring after the close of a foreign market that may not be reflected in the fund’s NAV (referred to as “price arbitrage”). Such arbitrage opportunities may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as “stale pricing”). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that the Fund’s valuation of a security differs from the security’s market value, short-term arbitrage traders may dilute the NAV of the Fund, which negatively impacts long-term shareholders. Although the Fund has adopted valuation policies and procedures intended to reduce the Fund’s exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

Although the Fund takes steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, for share classes sold through financial intermediaries, the Fund may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Fund and its agents. This makes the Fund’s identification of excessive trading transactions in the Fund through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the Fund encourages intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Fund cannot eliminate completely the possibility of excessive trading.

Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Fund.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION

The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds’ portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.

•	Full Holdings. The Fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Portfolio holdings consisting of at least the names of the holdings are generally available on a calendar quarter-end basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under the Fund’s Holdings & Details tab at janus.com/allfunds.

The Fund may provide, upon request, historical full holdings on a monthly basis for periods prior to the previous quarter-end subject to a written confidentiality agreement.

•	Top Holdings. The Fund’s top portfolio holdings, in order of position size and as a percentage of the Fund’s total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag.

•	Other Information. The Fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors, and specific portfolio level performance attribution information and statistics monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Top performance contributors/detractors provided at calendar quarter-end may include the percentage of contribution/detraction to Fund performance.

Full portfolio holdings will remain available on the Janus websites at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Janus Capital may exclude from publication on its websites all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. Under extraordinary circumstances, exceptions to the Mutual Fund Holdings Disclosure Policies and Procedures may be made by Janus Capital’s Chief Investment Officer(s) or their delegates. All exceptions shall be preapproved by the Chief Compliance Officer or his designee. Such exceptions may be made without prior notice to shareholders. A summary of the Fund’s portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Fund’s SAI.

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SHAREHOLDER SERVICES AND ACCOUNT POLICIES

Address Changes
For the easiest way to change the address on your account, visit janus.com/individual. You may also call a Janus representative or send a written request signed by one or more shareholder(s) of record. Include the name of the Janus fund(s) you hold, the account number(s), the name(s) on the account, and both the old and new addresses. Certain options may be suspended for 10 days following an address change unless a signature guarantee is provided.

Bank Account Changes
For the easiest way to change your bank account of record or add new bank account information to your account, visit janus.com/individual. You may also send a written request signed by the shareholder of record or by each shareholder of record if more than one. Please note that you may change or add bank information online at janus.com/individual for purchases only. Certain accounts may require a written notice and, in some instances, bank privileges may not be available. We cannot accept changes or additions to bank account redemption options online at janus.com/individual or over the telephone. If multiple account owners are named on the added bank account, at least one name on the bank account must match one name on the Fund account. There may be a delay in the payment of your redemption proceeds if you request a redemption by electronic transfer to a new bank or bank account.

Distributions
Generally, all income dividends and capital gains distributions will automatically be reinvested in your Fund account. If you wish to change your distribution option, please visit janus.com/individual, call a Janus representative, or send a written request signed by one or more shareholder(s) of record.

Your non-retirement Fund account distribution checks may be reinvested in your Fund account if you do not cash them within one year of the date they were written. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Involuntary Redemptions
The Fund reserves the right to close an account if the shareholder is deemed to engage in activities which are illegal or otherwise believed to be detrimental to the Fund. This includes, but is not limited to, accounts that the Fund or its agents believe are engaged in market timing. Any time shares are redeemed in a taxable account, it is considered a taxable event. You are responsible for any tax liabilities associated with an involuntary redemption of your account.

Lost (Unclaimed/Abandoned) Accounts
It is important that the Fund maintain a correct address for each shareholder. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Fund as undeliverable. Based upon statutory requirements for returned mail, Janus will attempt to locate the shareholder or rightful owner of the account. If Janus is unable to locate the shareholder, then Janus is legally obligated to deem the property “unclaimed” or “abandoned,” and subsequently escheat (or transfer) unclaimed property (including shares of a mutual fund) to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. Further, your mutual fund account may be deemed “unclaimed” or “abandoned,” and subsequently transferred to your state of residence if no activity (as defined by that state) occurs within your account during the time frame specified in your state’s unclaimed property laws. The shareholder’s last known address of record determines which state has jurisdiction. Interest or income is not earned on redemption or distribution check(s) sent to you during the time the check(s) remained uncashed.

Online and Telephone Transactions
You may initiate many transactions through janus.com/individual or by calling Janus XpressLine™. You may also contact a Janus representative. Generally all new accounts automatically receive online and telephone transaction privileges including redemption privileges. If you do not want to receive these privileges, please call a Janus representative. The Fund and its agents will not be responsible for any losses, costs, or expenses resulting from unauthorized transactions when reasonable procedures designed to verify the identity of the online user or caller are followed.

Your ability to access your account or transact business electronically may be impacted due to unexpected circumstances, such as system outages, or during periods of increased web activity. For example, periods of substantial market change or other unexpected events can contribute to high call volumes, which may delay your ability to reach a Janus representative by telephone.

If you experience difficulty transacting business with us through a particular method, please consider using an alternate method, such as visiting janus.com/individual, calling Janus XpressLine™, contacting a Janus representative by telephone, or sending written instructions to complete your transaction. Please remember that purchase, exchange, or redemption requests

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must be received in good order by the Fund or its agents prior to the close of the regular trading session of the NYSE in order to receive that day’s NAV.

Your account information, including online credentials, should be kept private, and you should immediately review any account statements that you receive from Janus. Someone other than you could act on your account if that person is able to provide the required identifying information. Contact Janus immediately about any transactions you believe to be unauthorized.

Registration Changes
To change the name on an account, the shares are generally transferred to a new account. In some cases, legal documentation may be required. Please visit janus.com/individual or call a Janus representative for further instructions.

Statements, Reports, and Prospectuses
We will send you quarterly confirmations of all transactions. You may elect at janus.com/edelivery to discontinue delivery of your paper statements, and instead receive them online. In addition, at janus.com/individual, the Fund will send you an immediate transaction confirmation statement after every non-systematic transaction. If you have not elected to receive online statements, your confirmation will be mailed within three days of the transaction. The Fund reserves the right to charge a fee for additional account statement requests.

The Fund produces financial reports that include a complete list of the Fund’s portfolio holdings semiannually, and updates its prospectus annually. You may elect to receive these reports and prospectus updates electronically at janus.com/edelivery. The Fund’s fiscal year ends September 30.

Unless you instruct Janus otherwise by contacting a Janus representative, the Fund will mail only one report or prospectus to your address of record (“household”), even if more than one person in your household has a Fund account. This process, known as “householding,” reduces the amount of mail you receive and helps lower Fund expenses. If you decide that you no longer want the mailing of these documents to be combined with the other members of your household, please call a Janus representative or send a written request signed by one or more shareholder(s) of record. Individual copies will be sent within thirty (30) days after the Fund receives your instructions.

Taxpayer Identification Number
On the application or other appropriate forms, you may be asked to certify that your Social Security or employer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding, or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold a certain percentage (at the currently applicable rate) of any dividends paid and redemption or exchange proceeds. In addition to this backup withholding, you may be subject to a $50 fee to reimburse the Fund for any penalty that the IRS may impose.

Temporary Suspension of Services
The Fund or its agents may, in case of emergency, temporarily suspend telephone transactions and other shareholder services. As previously noted, the Fund may postpone payment of redemption proceeds for up to seven calendar days. In addition, the right to require the Fund to redeem its Shares may be suspended or the date of payment may be postponed beyond seven calendar days whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable. The exchange privilege may also be suspended in these circumstances.

Please retain this Supplement with your records.

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Janus Investment Fund

Class D Shares

Janus Preservation Series – Global
Janus Preservation Series – Growth

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 1, 2015
to Currently Effective Prospectuses

Effective with the launch of the Funds’ new website, the following replaces the Shareholder’s Manual in its entirety:

Shareholder’s manual

This Shareholder’s Manual is for those shareholders investing directly with the Fund. This section will help you become familiar with the different types of accounts you can establish with Janus. It also explains in detail the wide array of services and features you can establish on your account, as well as describes account policies and fees that may apply to your account. Account policies (including fees), services, and features may be modified or discontinued without shareholder approval or prior notice.

With certain limited exceptions, the Fund is generally available only to shareholders residing in the United States and employees of Janus or its affiliates. For purposes of this policy, the Fund requires that a shareholder and/or entity be a U.S. citizen residing in the United States or a U.S. Territory (including overseas U.S. military or diplomatic addresses) or a resident alien residing in the United States or a U.S. Territory with a valid U.S. Taxpayer Identification Number to open an account with the Fund.

DOING BUSINESS WITH JANUS

The Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus funds. The Shares are available only to investors who hold accounts directly with the Janus funds, to immediate family members or members of the same household of an eligible individual investor, and to existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus funds. Under certain limited circumstances, shareholders of other Janus share classes who no longer wish to hold shares through an intermediary may be eligible to purchase Class D Shares.

In addition, directors, officers, and employees of Janus Capital Group Inc. (“JCGI”) and its affiliates, as well as Trustees and officers of the Fund, may purchase Class D Shares. Under certain circumstances, where there has been a change in the form of ownership due to, for example, mandatory retirement distributions, legal proceedings, estate settlements, or the gifting of Shares, the recipient of Class D Shares may continue to purchase Class D Shares.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. You should carefully consider which class of shares to purchase. Certain classes have higher expenses than other classes, which may lower the return on your investment. If you would like additional information about the other available share classes, please call 1-800-525-3713.

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Online – janus.com – 24 hours a day, 7 days a week

At janus.com/individual* existing shareholders can:

•	Obtain Fund information and performance
•	Review your account or your complete portfolio
•	Buy, exchange, and sell Janus funds
•	Update personal information
•	Receive electronic daily, quarterly, and year-end statements, semiannual and annual reports, prospectuses, and tax forms
•	Analyze the fees associated with your investment (www.finra.org/fundanalyzer)

*	New accounts can only be opened via written request. In addition, certain account or transaction types may be restricted from being processed through janus.com. If you would like more information about these restrictions, please contact a Janus representative.

Janus XpressLinetm 1-888-979-7737 • 24-hour automated phone system Janus Representatives 1-800-525-3713 TDD For the speech and hearing impaired. 1-800-525-0056	Mailing Address Janus P.O. Box 55932 Boston, MA 02205-5932 For Overnight Mail Janus 30 Dan Road, Suite 55932 Canton, MA 02021-2809

MINIMUM INVESTMENTS*

To open a new regular Fund account	$2,500

To open a new UGMA/UTMA account, Coverdell Education Savings Account, or a retirement Fund account
• without an automatic investment program	$1,000
• with an automatic investment program of $50 per month	$500

To add to any existing type of Fund account without an automatic investment program	$100

*	The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part. Participants in certain retirement plans, including but not limited to, Janus prototype Money Purchase Pension and Profit Sharing plans, SEP IRAs, SAR SEP IRAs, or outside qualified retirement plans, may not be subject to the stated minimums. Employees of Janus Capital, its wholly-owned subsidiaries, INTECH, and Perkins may open Fund accounts for $100.

Minimum Investment Requirements
Due to the proportionately higher costs of maintaining small accounts, the Fund reserves the right to deduct an annual $25 minimum balance fee per Fund account (paid to Janus Services) with values below the minimums described under “Minimum Investments” or to close Fund accounts valued at less than $100. This policy may not apply to accounts that fall below the minimums solely as a result of market value fluctuations or to those accounts not subject to a minimum investment requirement. The fee or account closure will occur during the fourth quarter of each calendar year. You may receive written notice before we charge the $25 fee or close your account so that you may increase your account balance to the required minimum provided you meet certain residency eligibility requirements. Please note that you may incur a tax liability as a result of the fee being charged or the redemption.

TYPES OF ACCOUNT OWNERSHIP

Please refer to janus.com/individual for the appropriate account application and for information related to maintaining an account.

Individual or Joint Ownership
Individual accounts are owned by one person. Joint accounts have two or more owners.

Trust
An established trust can open an account. The names of each trustee, the name of the trust, and the date of the trust agreement must be included on the application.

Business Accounts
Corporations and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of the partnership.

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TAX-DEFERRED ACCOUNTS

Please refer to janus.com/individual for the appropriate account application and for information related to maintaining an account. Certain tax-deferred accounts can only be maintained via written request. Please contact a Janus representative for more information.

If you are eligible, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes. A contribution to certain of these plans may also be tax deductible. The types of tax-deferred accounts that may be opened with Janus are described below. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

Investing for Your Retirement
Please visit janus.com/individual or call a Janus representative for more complete information regarding the different types of IRAs available. Distributions from these plans may be subject to income tax and generally to an additional tax if withdrawn prior to age 59 1/2 or used for a nonqualifying purpose.

Traditional and Roth IRAs
Both IRAs allow most individuals with earned income to contribute up to the lesser of $5,500 or 100% of compensation, with future years increased by cost-of-living adjustments. In addition, IRA holders age 50 or older may contribute $1,000 more than these limits.

Simplified Employee Pension (“SEP”) IRA
This plan allows small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any eligible employee(s). A SEP requires an IRA (a “SEP-IRA”) to be set up for each SEP participant.

Profit Sharing or Money Purchase Pension Plans
These plans are open to corporations, partnerships, and small business owners (including sole proprietors) for the benefit of their employees and themselves. You may only maintain this type of account via written request. Please contact a Janus representative for more information.

ACCOUNTS FOR THE BENEFIT OF A CHILD

Custodial Accounts (UGMA or UTMA)
An UGMA/UTMA account is a custodial account managed for the benefit of a minor.

Coverdell Education Savings Account
This tax-deferred plan allows individuals, subject to certain income limitations, to contribute up to $2,000 annually on behalf of any child under the age of 18. Contributions are also allowed on behalf of children with special needs beyond age 18. Distributions are generally tax-free when used for qualified education expenses.

Please refer to the following for information regarding opening an account and conducting business with Janus.

TO OPEN AN ACCOUNT OR BUY SHARES

New accounts can only be opened via written request. Please visit janus.com/individual or contact a Janus representative for more information.

As previously noted, with certain limited exceptions, the Fund is generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, you may not be able to open an account or buy additional shares.

By Mail/In Writing

•	To open your Fund account, complete and sign the appropriate application. Make your check payable to Janus or elect a one-time electronic withdrawal from your bank account as noted on the appropriate application.

•	To buy additional shares, complete the remittance slip accompanying your confirmation statement. If you are making a purchase into a retirement account, please indicate whether the purchase is a rollover or a current or prior year contribution. Send your check and remittance slip or written instructions to the address listed on the slip.

Online

•	You may buy additional shares in an existing Fund account. You may elect to have Janus electronically withdraw funds from your designated bank account. A real-time confirmation of your transaction will be provided via janus.com/individual.

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By Telephone

•	For an existing account, you may use Janus XpressLine™ to buy shares 24 hours a day, or you may call a Janus representative during normal business hours. Janus will electronically withdraw funds from your designated bank account.

•	You may also buy shares by wiring money from your bank account to your Fund account. For wiring instructions, call a Janus representative.

By Automated Investments

•	To buy additional shares through the Automatic Investment Program, you select the frequency with which your money ($50 minimum) will be electronically transferred from your bank account to your Fund account. Certain tax-deferred accounts are not eligible for automated investments.

•	You may buy additional shares using Payroll Deduction if your employer can initiate this type of transaction. You may have all or a portion of your paycheck ($50 minimum) invested directly into your Fund account.

Note:	For more information, refer to “Paying for Shares.”

TO EXCHANGE SHARES*

As previously noted, with certain limited exceptions, the Fund is generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, the exchange privilege may not be available.

Online

•	Exchanges may generally be made online at janus.com/individual.

By Telephone

•	Generally all accounts are automatically eligible to exchange shares by telephone. To exchange all or a portion of your shares into any other available Janus fund, call Janus XpressLine™ or a Janus representative.

By Mail/In Writing

•	To request an exchange in writing, please follow the instructions in “Written Instructions.”

By Systematic Exchange

•	You determine the amount of money you would like automatically exchanged from one Fund account to another on any day of the month.

* Only shareholders who hold their Shares on the Termination Date are entitled to receive the Protected NAV from the Fund.

Note:	For more information, refer to “Exchanges.”

TO SELL SHARES*

As previously noted, with certain limited exceptions, the Fund is generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, once you close your account, you may not make additional investments in the Fund.

Online

•	Redemptions may be made online at janus.com/individual.

By Telephone

•	Generally all accounts are automatically eligible to sell shares by telephone. To sell all or a portion of your shares, call Janus XpressLine™ or a Janus representative. The Fund reserves the right to limit the dollar amount that you may redeem from your account by telephone.

By Mail/In Writing

•	To request a redemption in writing, please follow the instructions in “Written Instructions.”

By Systematic Redemption

•	This program allows you to sell shares worth a specific dollar amount from your Fund account on a regular basis.

* Only shareholders who hold their Shares on the Termination Date are entitled to receive the Protected NAV from the Fund.

Note:	For more information, refer to “Payment of Redemption Proceeds.”

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PRICING OF FUND SHARES

The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of outstanding shares of the class. The Fund’s NAV is calculated as of the close of the regular trading session of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time) each day that the NYSE is open (“business day”). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the Securities and Exchange Commission (“SEC”). Foreign securities held by the Fund may be traded on days and at times when the NYSE is closed and the NAV is therefore not calculated. Accordingly, the value of the Fund’s holdings may change on days that are not business days in the United States and on which you will not be able to purchase or redeem the Fund’s Shares.

All purchases, exchanges, and redemptions will be duly processed at the NAV as described under “Policies in Relation to Transactions” after your request is received in good order by the Fund or its agents.

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees. To the extent available, equity securities are generally valued on the basis of market quotations. Most fixed-income securities are typically valued using an evaluated bid price supplied by an approved pricing service that is intended to reflect market value. The evaluated bid price is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term instruments maturing within 60 days or less may be valued at amortized cost, which approximates market value. If a market quotation or evaluated price for a security is not readily available or is deemed unreliable, or if an event that is expected to affect the value of the security occurs after the close of the principal exchange or market on which the security is traded, and before the close of the NYSE, a fair value of the security will be determined in good faith under the policies and procedures. Such events include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a non-significant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. This type of fair value pricing may be more commonly used with foreign equity securities, but it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities, and forward contracts stated in foreign currency are generally translated into U.S. dollar equivalents at the prevailing market rates. The Fund uses systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. The Capital Protection Agreement will be fair valued on a daily basis in accordance with the policies and procedures established by and under the supervision of the Fund’s Trustees. Factors considered in determining a fair value are expected to be based on standard option pricing models which take into account, among other factors, market volatility, whether a shortfall exists or is likely to occur, and the amount and timing of any payments owed.

Due to the subjective nature of systematic fair value pricing, the Fund’s value for a particular security may be different from the last quoted market price. Systematic fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of the Fund’s portfolio securities and the reflection of such change in the Fund’s NAV, as further described in the “Excessive Trading” section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as “stale pricing”). Funds that hold thinly-traded securities, such as certain small-capitalization securities or high-yield fixed-income securities, may be subject to attempted use of arbitrage techniques. To the extent that the Fund’s valuation of a security is different from the security’s market value, short-term arbitrage traders buying and/or selling shares of the Fund may dilute the NAV of the Fund, which negatively impacts long-term shareholders. The Fund’s fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

The value of the securities of other open-end funds held by the Fund, if any, will be calculated using the NAV of such open-end funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

5

Policies in Relation to Transactions
All requests, including but not limited to, exchanges between the Fund and other Janus funds, purchases by check or automated investment, redemptions by wire transfer, ACH transfer, or check, must be received in good order by the Fund or its agents prior to the close of the regular trading session of the NYSE (normally 4:00 p.m. New York time) in order to receive that day’s NAV. Only shareholders who hold their shares on the Termination Date are entitled to receive the Protected NAV from the Fund. Transaction requests submitted in writing and mailed to Janus’ P.O. Box, once delivered, are considered received for processing the following business day. Transactions involving funds which pay dividends will generally begin to earn dividends, as applicable, on the first bank business day following the date of purchase.

ADMINISTRATIVE SERVICES FEES

The Fund pays an annual administrative services fee of 0.12% of net assets of Class D Shares. These administrative services fees are paid by Class D Shares of the Fund. Janus Services provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports.

PAYMENTS TO FINANCIAL INTERMEDIARIES BY JANUS CAPITAL OR ITS AFFILIATES

With respect to other share classes not offered in this Prospectus, Janus Capital or its affiliates may pay fees, from their own assets, to selected brokerage firms, banks, financial advisors, retirement plan service providers, and other financial intermediaries that sell the Janus funds for distribution, marketing, promotional, or related services, and/or for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation (“NSCC”) or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of services or other services. Shareholders investing through an intermediary should consider whether such arrangements exist when evaluating any recommendations from an intermediary and when considering which share class of a fund is most appropriate.

In addition, Janus Capital or its affiliates may also share certain marketing expenses with intermediaries, or pay for, or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting, or business building programs for such financial intermediaries to raise awareness of the Fund. Janus Capital or its affiliates may make payments to participate in intermediary marketing support programs which may provide Janus Capital or its affiliates with one or more of the following benefits: attendance at sales conferences, participation in meetings or training sessions, access to or information about intermediary personnel, use of an intermediary’s marketing and communication infrastructure, fund analysis tools, business planning and strategy sessions with intermediary personnel, information on industry- or platform-specific developments, trends and service providers, and other marketing-related services. Such payments may be in addition to, or in lieu of, the payments described above. These payments are intended to promote the sales of Janus funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Janus funds to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Janus funds available to their customers.

The receipt of (or prospect of receiving) payments described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds’ shares over sales of other mutual funds (or non-mutual fund investments) or to favor sales of one class of Janus funds’ shares over sales of another Janus funds’ share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Janus funds within such financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Janus funds in various ways within such financial intermediary’s organization.

From time to time, certain financial intermediaries approach Janus Capital to request that Janus Capital make contributions to certain charitable organizations. In these cases, Janus Capital’s contribution may result in the financial intermediary, or its salespersons, recommending Janus funds over other mutual funds (or non-mutual fund investments).

The payment arrangements described above will not change the price an investor pays for Shares nor the amount that a Janus fund receives to invest on behalf of the investor. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell Shares of the Fund and, if applicable, when considering which share class of the Fund is most appropriate for you.

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PAYING FOR SHARES

As previously noted, with certain limited exceptions, the Fund is generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, you may not be able to buy shares.

Please note the following when purchasing Shares:

•	Cash, credit cards, third party checks (with certain limited exceptions), travelers cheques, credit card checks, line of credit checks, or money orders will not be accepted.

•	All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks or an accepted non-U.S. bank.

•	Purchases initiated using a bill-pay service (or an equivalent) and presented either electronically or in the form of a check are considered direct deposit transactions.

•	When purchasing Shares through the Automatic Investment Program, your automatic investment selection(s) will generally be active within three days following receipt of your authorization for the date and amount you specify. If no date or dollar amount is specified on your application, investments of $50 will be made on the 20th of each month. If the balance in the Janus fund account you are buying into falls to zero as the result of a redemption, exchange, or minimum balance fee, your Automatic Investment Program will be discontinued.

•	We may make additional attempts to debit your predesignated bank account for automated investments that initially fail. You are liable for any costs associated with these additional attempts. If your automated investment fails, you may purchase Shares of the Fund by submitting good funds via another method accepted by the Fund (e.g., by wire transfer). In this case, your purchase will be processed at the next NAV determined after we receive good funds, not at the NAV available as of the date of the original request.

•	The Fund reserves the right to reject any purchase order, including exchange purchases, for any reason. In the event of liquidation of the Fund, it is expected that the Fund will reject purchases into the Fund. The Fund is not intended for excessive trading. For more information about the Fund’s policy on excessive trading, refer to “Excessive Trading.”

•	If all or a portion of a purchase is received for investment without a specific fund designation, for investment in one of our closed funds, or for investment in a fund that is not yet available for public sale, the undesignated amount or entire investment, as applicable, will be invested in Janus Money Market Fund. For investments without a specific fund designation, where you own a single Fund account with a current balance greater than zero, the investment will be applied to that Fund account. For investments without a specific fund designation, where you own two or more Fund accounts with current balances greater than zero, and for investments in closed funds, unless you later direct Janus to (i) buy shares of another Janus fund or (ii) sell shares of Janus Money Market Fund and return the proceeds (including any dividends earned) to you, Janus will treat your inaction as approval of the purchase of Janus Money Market Fund. If you hold shares of a closed fund and submit an order directly to Janus for your account in that closed fund, your account must be open and your order must clearly indicate that you are currently a shareholder of the closed fund, or your money will be invested in Janus Money Market Fund. If you submit an order to buy shares of a fund that is not yet available for investment (during a subscription period), your investment will be held in Janus Money Market Fund until the new fund’s commencement of operations. At that time, your investment (including any dividends) will be automatically exchanged from Janus Money Market Fund to the new fund. All orders for purchase, exchange, or redemption will receive the NAV as described under “Policies in Relation to Transactions.”

•	For Fund purchases by check, if your check does not clear for any reason, your purchase will be cancelled.

•	If your purchase is cancelled for any reason, you will be responsible for any losses or fees imposed by your bank and may be responsible for losses that may be incurred as a result of any decline in the value of the cancelled purchase.

In compliance with the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”), Janus is required to verify certain information on your account application as part of its Anti-Money Laundering Program. You will be required to provide your full name, date of birth, social security number, and permanent street address to assist in verifying your identity. You may also be asked to provide documents that may help to establish your identity. Until verification of your identity is made, Janus may temporarily limit additional share purchases. In addition, Janus may close an account if it is unable to verify a shareholder’s identity. Please contact a Janus representative if you need additional assistance when completing your application or additional information about the Anti-Money Laundering Program.

In an effort to ensure compliance with this law, Janus’ Anti-Money Laundering Program (the “Program”) provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

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The Fund has also adopted an identity theft policy (“Red Flag Policy”) to detect, prevent, and mitigate patterns, practices, or specific activities that indicate the possible existence of identity theft. The Fund is required by law to obtain certain personal information which will be used to verify your identity. The Red Flag Policy applies to the opening of Fund accounts and activity with respect to existing accounts.

EXCHANGES

As previously noted, with certain limited exceptions, the Fund is generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, the exchange privilege may not be available.

Please note the following when exchanging shares:

•	An exchange represents the redemption (or sale) of shares from the Fund and the purchase of shares of another fund, which may produce a taxable gain or loss in a non-retirement account. Only shareholders who hold their Shares on the Termination Date are entitled to receive the Protected NAV from the Fund.

•	You may generally exchange Shares of the Fund for Shares of the same class of any other fund in the Trust.

•	You may also exchange shares of one class for another class of shares within the same fund, provided the eligibility requirements of the class of shares to be received are met. The Fund’s fees and expenses differ between share classes. Exchanging from a direct share class to one held through an intermediary typically results in increased expenses. This is because share classes distributed through intermediaries include additional fees for administration and/or distribution to pay for services provided by intermediaries. Please read the Prospectus for the share class you are interested in prior to investing in that share class.

•	New regular Janus fund accounts established by exchange must be opened with $2,500 or the total account value if the value of the Janus fund account you are exchanging from is less than $2,500. (If your Janus fund account balance does not meet the minimum investment requirements, you may be subject to an annual minimum balance fee or account closure. For more information, refer to “Minimum Investment Requirements.”)

•	UGMA/UTMA accounts, Traditional or Roth IRAs, Simplified Employee Pension IRAs, and Coverdell Education Savings Accounts established by exchange must meet the minimum investment requirements previously described. If the value of the Janus fund account you are exchanging from is less than the stated minimum, you must exchange the entire balance. (If your Janus fund account balance does not meet the minimum investment requirements, you may be subject to an annual minimum balance fee or account closure. For more information, refer to “Minimum Investment Requirements.”)

•	New Janus fund non-retirement accounts established by an exchange (or exchange purchases to an existing Roth IRA) resulting from a required minimum distribution from a retirement account do not have an initial minimum investment requirement. (If your Janus fund account balance does not meet the minimum investment requirements, you may be subject to an annual minimum balance fee or account closure. For more information, refer to “Minimum Investment Requirements.”)

•	Exchanges between existing Janus fund accounts must meet the $100 subsequent investment requirement.

•	For Systematic Exchanges, if no date is specified on your request, systematic exchanges will be made on the 20th of each month. You may establish this option for as little as $100 per exchange. If the balance in the Janus fund account you are exchanging from falls below the Systematic Exchange amount, all remaining shares will be exchanged and your Systematic Exchange Program will be discontinued.

•	The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you make more than one round trip in the Fund in a 90-day period and may bar future purchases in the Fund or any of the other Janus funds. Different restrictions may apply if you invest through an intermediary. For more information about the Fund’s policy on excessive trading, refer to “Excessive Trading.”

•	The Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time.

•	With certain exceptions, exchanges between Janus fund accounts will be accepted only if the registrations are identical. If you are exchanging into a closed Janus fund, you will need to meet criteria for investing in the closed fund. For more information, refer to Closed Fund Policies in the “Other Information” section of this Prospectus.

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Note: For the fastest and easiest way to exchange shares, log on to janus.com/individual* 24 hours a day, 7 days a week.

*	Certain account types and transactions are not available via janus.com. For more information, access janus.com/individual or refer to this Shareholder’s Manual.

PAYMENT OF REDEMPTION PROCEEDS

As previously noted, with certain limited exceptions, the Fund is generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, once you close your account, you may not make additional investments in the Fund.

By Electronic Transfer – Generally all accounts are automatically eligible for the electronic redemption option if bank information is provided.

•	Next Day Wire Transfer – Your redemption proceeds can be electronically transferred to your predesignated bank account on the next bank business day after receipt of your redemption request (wire transfer). You may be charged a fee for each wire transfer, and your bank may charge an additional fee to receive the wire.

•	ACH (Automated Clearing House) Transfer – Your redemption proceeds can be electronically transferred to your predesignated bank account on or about the second bank business day after receipt of your redemption request. There is no fee associated with this type of electronic transfer.

By Check – Redemption proceeds will be sent to the shareholder(s) of record at the address of record normally within seven days after receipt of a valid redemption request. During the 10 days following an address change, requests for redemption checks to be sent to a new address require a signature guarantee.

By Systematic Redemption – If no date is specified on your request, systematic redemptions will be made on or about the 24th of each month. If the balance in the Janus fund account you are selling from falls to zero, your Systematic Redemption Program will be discontinued.

Generally, orders to sell Shares may be initiated at any time at janus.com/individual, by telephone, or in writing. Certain accounts may require a written request. If the Shares being sold were purchased by check or automated investment, the Fund can delay the payment of your redemption proceeds for up to 15 days from the day of purchase to allow the purchase to clear. In addition, there may be a delay in the payment of your redemption proceeds if you request a redemption by electronic transfer and your bank information is new. Unless you provide alternate instructions, your proceeds will be invested in Shares of Janus Money Market Fund during the 15-day hold period.

The Fund reserves the right to postpone payment of redemption proceeds for up to seven calendar days. Additionally, the right to require the Fund to redeem its Shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable. Only shareholders who hold their Shares on the Termination Date are entitled to receive the Protected NAV from the Fund.

Note: For the fastest and easiest way to redeem shares, log on to janus.com/individual* 24 hours a day, 7 days a week.

*	Certain account types and transactions are not available via janus.com. For more information, access janus.com/individual or refer to this Shareholder’s Manual.

Large Shareholder Redemptions
Certain large shareholders, such as other funds, individuals, accounts, and Janus affiliates, may from time to time own (beneficially or of record) or control a significant percentage of the Fund’s Shares. Redemptions by these large shareholders of their holdings in the Fund may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments result in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, which could lead to an increase in the Fund’s expense ratio.

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Redemptions In-Kind
Shares normally will be redeemed for cash, although the Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, or in connection with the liquidation of a fund, by delivery of securities selected from its assets at its discretion. However, the Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash, and may potentially include illiquid securities. Illiquid securities may not be able to be sold quickly or at a price that reflects full value, or there may not be a market for such securities, which could cause the redeeming shareholder to realize losses on the security if the security is sold at a price lower than that at which it had been valued. If the Fund makes an in-kind payment, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash, whereas such costs are borne by the Fund for cash redemptions.

While the Fund may pay redemptions in-kind, the Fund may instead choose to raise cash to meet redemption requests through the sale of fund securities or permissible borrowings. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and may increase brokerage costs.

WRITTEN INSTRUCTIONS

To redeem or exchange all or part of your Shares in writing, your request should be sent to one of the addresses listed under “Doing Business with Janus.” Requests or documents received in a language other than English may be inadvertently delayed or returned due to an inability to accurately translate the intended instructions. Please include the following information:

•	the name of the Janus fund(s) being redeemed or exchanged;
•	the account number(s);
•	the amount of money or number of shares being redeemed or exchanged;
•	the name(s) on the account;
•	the signature(s) of one or more registered account owners; and
•	your daytime telephone number.

SIGNATURE GUARANTEE

A signature guarantee for each registered account owner is required if any of the following is applicable:

•	You request a redemption by check above a certain dollar amount.
•	You would like a check made payable to anyone other than the shareholder(s) of record.
•	You would like a check mailed to an address that has been changed within 10 days of the redemption request.
•	You would like a check mailed to an address other than the address of record.
•	You would like your redemption proceeds sent to a bank account other than a bank account of record.

The Fund reserves the right to require a signature guarantee under other circumstances or to reject or delay a redemption on certain legal grounds.

A signature guarantee may be refused if any of the following is applicable:

•	It does not appear valid or in good form.
•	The transaction amount exceeds the surety bond limit of the signature guarantee.
•	The guarantee stamp has been reported as stolen, missing, or counterfeit.

How to Obtain a Signature Guarantee
A signature guarantee assures that a signature is genuine. The signature guarantee protects shareholders from unauthorized account transfers. The following financial institutions may guarantee signatures: banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange. Call your financial institution to see if it has the ability to guarantee a signature. A signature guarantee cannot be provided by a notary public.

EXCESSIVE TRADING

Excessive Trading Policies and Procedures
The Trustees have adopted policies and procedures with respect to short-term and excessive trading of Fund shares (“excessive trading”). The Fund is intended for long-term investment purposes only, and the Fund will take reasonable steps

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to attempt to detect and deter short-term and excessive trading. Transactions placed in violation of the Fund’s exchange limits or excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. Direct investors should be aware that the Fund is also available for purchase through third party intermediaries. As described below, the Fund may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and redemptions of the Fund’s shares by multiple investors are aggregated by the intermediary and presented to the Fund on a net basis, may effectively conceal the identity of individual investors and their transactions from the Fund and its agents. This makes the elimination of excessive trading in the accounts impractical without the assistance of the intermediary.

The Fund attempts to deter excessive trading through at least the following methods:

•	exchange limitations as described under “Exchanges;”
•	trade monitoring; and
•	fair valuation of securities as described under “Pricing of Fund Shares.”

Generally, a purchase and redemption of Shares from the Fund (i.e., “round trip”) within 90 calendar days may result in enforcement of the Fund’s excessive trading policies and procedures with respect to future purchase orders, provided that the Fund reserves the right to reject any purchase request as explained above.

The Fund monitors for patterns of shareholder frequent trading and may suspend or permanently terminate the exchange privilege of any investor who makes more than one round trip in the Fund over a 90-day period, and may bar future purchases into the Fund and any of the other Janus funds by such investor. The Fund’s excessive trading policies generally do not apply to (i) a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice; (ii) transactions in the Janus funds by a Janus “fund of funds,” which is a fund that primarily invests in other Janus mutual funds; and (iii) identifiable transactions by certain funds of funds and asset allocation programs to realign portfolio investments with existing target allocations.

The Fund’s Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days’ notice to shareholders of that fund.

Investors in other share classes who place transactions through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Fund’s excessive trading policies and procedures and may be rejected in whole or in part by the Fund. The Fund, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Fund, and thus the Fund may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the Fund’s excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund.

In an attempt to detect and deter excessive trading in omnibus accounts, the Fund or its agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting future purchases by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Fund’s ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems’ capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

Certain transactions in Fund shares, such as periodic rebalancing through intermediaries (no more frequently than every 60 days) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Fund’s methods to detect and deter excessive trading.

The Fund also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to the Fund. For example, the Fund may refuse a purchase order if the Fund’s portfolio manager believes he would be unable to invest the money effectively in accordance with the Fund’s investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

The Fund’s policies and procedures regarding excessive trading may be modified at any time by the Fund’s Trustees.

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Excessive Trading Risks
Excessive trading may present risks to the Fund’s long-term shareholders. Excessive trading into and out of the Fund may disrupt portfolio investment strategies, may create taxable gains to remaining Fund shareholders, and may increase Fund expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

Funds that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a fund based on events occurring after the close of a foreign market that may not be reflected in the fund’s NAV (referred to as “price arbitrage”). Such arbitrage opportunities may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as “stale pricing”). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that the Fund’s valuation of a security differs from the security’s market value, short-term arbitrage traders may dilute the NAV of the Fund, which negatively impacts long-term shareholders. Although the Fund has adopted valuation policies and procedures intended to reduce the Fund’s exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

Although the Fund takes steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, for share classes sold through financial intermediaries, the Fund may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Fund and its agents. This makes the Fund’s identification of excessive trading transactions in the Fund through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the Fund encourages intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Fund cannot eliminate completely the possibility of excessive trading.

Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Fund.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION

The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds’ portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings. In addition to the information below, the Protected NAV is expected to be available at janus.com/allfunds (or janus.com/advisor/mutual-funds for share classes other than Class D Shares), and updated to reflect any change to the Protected NAV within one business day of such change.

•	Full Holdings. The Fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Portfolio holdings consisting of at least the names of the holdings are generally available on a calendar quarter-end basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under the Fund’s Holdings & Details tab at janus.com/allfunds.

The Fund may provide, upon request, historical full holdings on a monthly basis for periods prior to the previous quarter-end subject to a written confidentiality agreement.

•	Top Holdings. The Fund’s top portfolio holdings, in order of position size and as a percentage of the Fund’s total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag.

•	Other Information. The Fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors, and specific portfolio level performance attribution information and statistics monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Top performance contributors/detractors provided at calendar quarter-end may include the percentage of contribution/detraction to Fund performance.

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•	Equity Component vs. Protection Component. The percentages of the Fund’s portfolio that are allocated to the Equity Component and the Protection Component are expected to be available on a daily basis.

Full portfolio holdings will remain available on the Janus websites at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Janus Capital may exclude from publication on its websites all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. Under extraordinary circumstances, exceptions to the Mutual Fund Holdings Disclosure Policies and Procedures may be made by Janus Capital’s Chief Investment Officer(s) or their delegates. All exceptions shall be preapproved by the Chief Compliance Officer or his designee. Such exceptions may be made without prior notice to shareholders. A summary of the Fund’s portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Fund’s SAI.

SHAREHOLDER SERVICES AND ACCOUNT POLICIES

Address Changes
For the easiest way to change the address on your account, visit janus.com/individual. You may also call a Janus representative or send a written request signed by one or more shareholder(s) of record. Include the name of the Janus fund(s) you hold, the account number(s), the name(s) on the account, and both the old and new addresses. Certain options may be suspended for 10 days following an address change unless a signature guarantee is provided.

Bank Account Changes
For the easiest way to change your bank account of record or add new bank account information to your account, visit janus.com/individual. You may also send a written request signed by the shareholder of record or by each shareholder of record if more than one. Please note that you may change or add bank information online at janus.com/individual for purchases only. Certain accounts may require a written notice and, in some instances, bank privileges may not be available. We cannot accept changes or additions to bank account redemption options online at janus.com/individual or over the telephone. If multiple account owners are named on the added bank account, at least one name on the bank account must match one name on the Fund account. There may be a delay in the payment of your redemption proceeds if you request a redemption by electronic transfer to a new bank or bank account.

Distributions
Generally, all income dividends and capital gains distributions will automatically be reinvested in your Fund account. If you wish to change your distribution option, please visit janus.com/individual, call a Janus representative, or send a written request signed by one or more shareholder(s) of record.

Your non-retirement Fund account distribution checks may be reinvested in your Fund account if you do not cash them within one year of the date they were written. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Involuntary Redemptions
The Fund reserves the right to close an account if the shareholder is deemed to engage in activities which are illegal or otherwise believed to be detrimental to the Fund. This includes, but is not limited to, accounts that the Fund or its agents believe are engaged in market timing. Any time shares are redeemed in a taxable account, it is considered a taxable event. You are responsible for any tax liabilities associated with an involuntary redemption of your account.

Lost (Unclaimed/Abandoned) Accounts
It is important that the Fund maintain a correct address for each shareholder. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Fund as undeliverable. Based upon statutory requirements for returned mail, Janus will attempt to locate the shareholder or rightful owner of the account. If Janus is unable to locate the shareholder, then Janus is legally obligated to deem the property “unclaimed” or “abandoned,” and subsequently escheat (or transfer) unclaimed property (including shares of a mutual fund) to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. Further, your mutual fund account may be deemed “unclaimed” or “abandoned,” and subsequently transferred to your state of residence if no activity (as defined by that state) occurs within your account during the time frame specified in your state’s unclaimed property laws. The shareholder’s last known address of record determines which state has jurisdiction. Interest or income is not earned on redemption or distribution check(s) sent to you during the time the check(s) remained uncashed.

Online and Telephone Transactions
You may initiate many transactions through janus.com/individual or by calling Janus XpressLine™. You may also contact a Janus representative. Generally all new accounts automatically receive online and telephone transaction privileges including

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redemption privileges. If you do not want to receive these privileges, please call a Janus representative. The Fund and its agents will not be responsible for any losses, costs, or expenses resulting from unauthorized transactions when reasonable procedures designed to verify the identity of the online user or caller are followed.

Your ability to access your account or transact business electronically may be impacted due to unexpected circumstances, such as system outages, or during periods of increased web activity. For example, periods of substantial market change or other unexpected events can contribute to high call volumes, which may delay your ability to reach a Janus representative by telephone.

If you experience difficulty transacting business with us through a particular method, please consider using an alternate method, such as visiting janus.com/individual, calling Janus XpressLine™, contacting a Janus representative by telephone, or sending written instructions to complete your transaction. Please remember that purchase, exchange, or redemption requests must be received in good order by the Fund or its agents prior to the close of the regular trading session of the NYSE in order to receive that day’s NAV.

Your account information, including online credentials, should be kept private, and you should immediately review any account statements that you receive from Janus. Someone other than you could act on your account if that person is able to provide the required identifying information. Contact Janus immediately about any transactions you believe to be unauthorized.

Registration Changes
To change the name on an account, the shares are generally transferred to a new account. In some cases, legal documentation may be required. Please visit janus.com/individual or call a Janus representative for further instructions.

Statements, Reports, and Prospectuses
We will send you quarterly confirmations of all transactions. You may elect at janus.com/edelivery to discontinue delivery of your paper statements, and instead receive them online. In addition, at janus.com/individual, the Fund will send you an immediate transaction confirmation statement after every non-systematic transaction. If you have not elected to receive online statements, your confirmation will be mailed within three days of the transaction. The Fund reserves the right to charge a fee for additional account statement requests.

The Fund produces financial reports that include a complete list of the Fund’s portfolio holdings semiannually, and updates its prospectus annually. You may elect to receive these reports and prospectus updates electronically at janus.com/edelivery. The Fund’s fiscal year ends September 30.

Unless you instruct Janus otherwise by contacting a Janus representative, the Fund will mail only one report or prospectus to your address of record (“household”), even if more than one person in your household has a Fund account. This process, known as “householding,” reduces the amount of mail you receive and helps lower Fund expenses. If you decide that you no longer want the mailing of these documents to be combined with the other members of your household, please call a Janus representative or send a written request signed by one or more shareholder(s) of record. Individual copies will be sent within thirty (30) days after the Fund receives your instructions.

Taxpayer Identification Number
On the application or other appropriate forms, you may be asked to certify that your Social Security or employer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding, or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold a certain percentage (at the currently applicable rate) of any dividends paid and redemption or exchange proceeds. In addition to this backup withholding, you may be subject to a $50 fee to reimburse the Fund for any penalty that the IRS may impose.

Temporary Suspension of Services
The Fund or its agents may, in case of emergency, temporarily suspend telephone transactions and other shareholder services. As previously noted, the Fund may postpone payment of redemption proceeds for up to seven calendar days. In addition, the right to require the Fund to redeem its Shares may be suspended or the date of payment may be postponed beyond seven calendar days whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable. The exchange privilege may also be suspended in these circumstances.

Please retain this Supplement with your records.

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Janus Investment Fund

Class D Shares

Perkins Global Value Fund
Perkins International Value Fund
(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 1, 2015
to Currently Effective Prospectus

Effective with the launch of the Funds’ new website, the following replaces the Shareholder’s Manual in its entirety:

Shareholder’s manual

This Shareholder’s Manual is for those shareholders investing directly with the Funds. This section will help you become familiar with the different types of accounts you can establish with Janus. It also explains in detail the wide array of services and features you can establish on your account, as well as describes account policies and fees that may apply to your account. Account policies (including fees), services, and features may be modified or discontinued without shareholder approval or prior notice.

With certain limited exceptions, the Funds are generally available only to shareholders residing in the United States and employees of Janus or its affiliates. For purposes of this policy, the Funds require that a shareholder and/or entity be a U.S. citizen residing in the United States or a U.S. Territory (including overseas U.S. military or diplomatic addresses) or a resident alien residing in the United States or a U.S. Territory with a valid U.S. Taxpayer Identification Number to open an account with a Fund.

DOING BUSINESS WITH JANUS

The Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus funds. The Shares are available only to investors who hold accounts directly with the Janus funds, to immediate family members or members of the same household of an eligible individual investor, and to existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus funds. Under certain limited circumstances, shareholders of other Janus share classes who no longer wish to hold shares through an intermediary may be eligible to purchase Class D Shares.

In addition, directors, officers, and employees of Janus Capital Group Inc. (“JCGI”) and its affiliates, as well as Trustees and officers of the Funds, may purchase Class D Shares. Under certain circumstances, where there has been a change in the form of ownership due to, for example, mandatory retirement distributions, legal proceedings, estate settlements, or the gifting of Shares, the recipient of Class D Shares may continue to purchase Class D Shares.

The Funds offer multiple classes of shares in order to meet the needs of various types of investors. You should carefully consider which class of shares to purchase. Certain classes have higher expenses than other classes, which may lower the return on your investment. If you would like additional information about the other available share classes, please call 1-800-525-3713.

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Online – janus.com – 24 hours a day, 7 days a week

At janus.com/individual* existing shareholders can:

•	Obtain Fund information and performance
•	Review your account or your complete portfolio
•	Buy, exchange, and sell Janus funds
•	Update personal information
•	Receive electronic daily, quarterly, and year-end statements, semiannual and annual reports, prospectuses, and tax forms
•	Analyze the fees associated with your investment (www.finra.org/fundanalyzer)

*	New accounts can only be opened via written request. In addition, certain account or transaction types may be restricted from being processed through janus.com. If you would like more information about these restrictions, please contact a Janus representative.

Janus XpressLinetm 1-888-979-7737 • 24-hour automated phone system Janus Representatives 1-800-525-3713 TDD For the speech and hearing impaired. 1-800-525-0056	Mailing Address Janus P.O. Box 55932 Boston, MA 02205-5932 For Overnight Mail Janus 30 Dan Road, Suite 55932 Canton, MA 02021-2809

MINIMUM INVESTMENTS*

To open a new regular Fund account	$2,500

To open a new UGMA/UTMA account, Coverdell Education Savings Account, or a retirement Fund account
• without an automatic investment program	$1,000
• with an automatic investment program of $50 per month	$500

To add to any existing type of Fund account without an automatic investment program	$100

*	The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part. Participants in certain retirement plans, including but not limited to, Janus prototype Money Purchase Pension and Profit Sharing plans, SEP IRAs, SAR SEP IRAs, or outside qualified retirement plans, may not be subject to the stated minimums. Employees of Janus Capital, its wholly-owned subsidiaries, INTECH, and Perkins may open Fund accounts for $100.

Minimum Investment Requirements
Due to the proportionately higher costs of maintaining small accounts, the Funds reserve the right to deduct an annual $25 minimum balance fee per Fund account (paid to Janus Services) with values below the minimums described under “Minimum Investments” or to close Fund accounts valued at less than $100. This policy may not apply to accounts that fall below the minimums solely as a result of market value fluctuations or to those accounts not subject to a minimum investment requirement. The fee or account closure will occur during the fourth quarter of each calendar year. You may receive written notice before we charge the $25 fee or close your account so that you may increase your account balance to the required minimum provided you meet certain residency eligibility requirements. Please note that you may incur a tax liability as a result of the fee being charged or the redemption.

TYPES OF ACCOUNT OWNERSHIP

Please refer to janus.com/individual for the appropriate account application and for information related to maintaining an account.

Individual or Joint Ownership
Individual accounts are owned by one person. Joint accounts have two or more owners.

Trust
An established trust can open an account. The names of each trustee, the name of the trust, and the date of the trust agreement must be included on the application.

Business Accounts
Corporations and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of the partnership.

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TAX-DEFERRED ACCOUNTS

Please refer to janus.com/individual for the appropriate account application and for information related to maintaining an account. Certain tax-deferred accounts can only be maintained via written request. Please contact a Janus representative for more information.

If you are eligible, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes. A contribution to certain of these plans may also be tax deductible. The types of tax-deferred accounts that may be opened with Janus are described below. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

Investing for Your Retirement
Please visit janus.com/individual or call a Janus representative for more complete information regarding the different types of IRAs available. Distributions from these plans may be subject to income tax and generally to an additional tax if withdrawn prior to age 59 1/2 or used for a nonqualifying purpose.

Traditional and Roth IRAs
Both IRAs allow most individuals with earned income to contribute up to the lesser of $5,500 or 100% of compensation, with future years increased by cost-of-living adjustments. In addition, IRA holders age 50 or older may contribute $1,000 more than these limits.

Simplified Employee Pension (“SEP”) IRA
This plan allows small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any eligible employee(s). A SEP requires an IRA (a “SEP-IRA”) to be set up for each SEP participant.

Profit Sharing or Money Purchase Pension Plans
These plans are open to corporations, partnerships, and small business owners (including sole proprietors) for the benefit of their employees and themselves. You may only maintain this type of account via written request. Please contact a Janus representative for more information.

ACCOUNTS FOR THE BENEFIT OF A CHILD

Custodial Accounts (UGMA or UTMA)
An UGMA/UTMA account is a custodial account managed for the benefit of a minor.

Coverdell Education Savings Account
This tax-deferred plan allows individuals, subject to certain income limitations, to contribute up to $2,000 annually on behalf of any child under the age of 18. Contributions are also allowed on behalf of children with special needs beyond age 18. Distributions are generally tax-free when used for qualified education expenses.

Please refer to the following for information regarding opening an account and conducting business with Janus.

TO OPEN AN ACCOUNT OR BUY SHARES

New accounts can only be opened via written request. Please visit janus.com/individual or contact a Janus representative for more information.

As previously noted, with certain limited exceptions, the Funds are generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, you may not be able to open an account or buy additional shares.

By Mail/In Writing

•	To open your Fund account, complete and sign the appropriate application. Make your check payable to Janus or elect a one-time electronic withdrawal from your bank account as noted on the appropriate application.

•	To buy additional shares, complete the remittance slip accompanying your confirmation statement. If you are making a purchase into a retirement account, please indicate whether the purchase is a rollover or a current or prior year contribution. Send your check and remittance slip or written instructions to the address listed on the slip.

Online

•	You may buy additional shares in an existing Fund account. You may elect to have Janus electronically withdraw funds from your designated bank account. A real-time confirmation of your transaction will be provided via janus.com/individual.

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By Telephone

•	For an existing account, you may use Janus XpressLine™ to buy shares 24 hours a day, or you may call a Janus representative during normal business hours. Janus will electronically withdraw funds from your designated bank account.

•	You may also buy shares by wiring money from your bank account to your Fund account. For wiring instructions, call a Janus representative.

By Automated Investments

•	To buy additional shares through the Automatic Investment Program, you select the frequency with which your money ($50 minimum) will be electronically transferred from your bank account to your Fund account. Certain tax-deferred accounts are not eligible for automated investments.

•	You may buy additional shares using Payroll Deduction if your employer can initiate this type of transaction. You may have all or a portion of your paycheck ($50 minimum) invested directly into your Fund account.

Note:	For more information, refer to “Paying for Shares.”

TO EXCHANGE SHARES

As previously noted, with certain limited exceptions, the Funds are generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, the exchange privilege may not be available.

Online

•	Exchanges may generally be made online at janus.com/individual.

By Telephone

•	Generally all accounts are automatically eligible to exchange shares by telephone. To exchange all or a portion of your shares into any other available Janus fund, call Janus XpressLine™ or a Janus representative.

By Mail/In Writing

•	To request an exchange in writing, please follow the instructions in “Written Instructions.”

By Systematic Exchange

•	You determine the amount of money you would like automatically exchanged from one Fund account to another on any day of the month.

Note:	For more information, refer to “Exchanges.”

TO SELL SHARES

As previously noted, with certain limited exceptions, the Funds are generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, once you close your account, you may not make additional investments in the Funds.

Online

•	Redemptions may be made online at janus.com/individual.

By Telephone

•	Generally all accounts are automatically eligible to sell shares by telephone. To sell all or a portion of your shares, call Janus XpressLine™ or a Janus representative. The Funds reserve the right to limit the dollar amount that you may redeem from your account by telephone.

By Mail/In Writing

•	To request a redemption in writing, please follow the instructions in “Written Instructions.”

By Systematic Redemption

•	This program allows you to sell shares worth a specific dollar amount from your Fund account on a regular basis.

Note:	For more information, refer to “Payment of Redemption Proceeds.”

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PRICING OF FUND SHARES

The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of outstanding shares of the class. A Fund’s NAV is calculated as of the close of the regular trading session of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time) each day that the NYSE is open (“business day”). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the Securities and Exchange Commission (“SEC”). Foreign securities held by a Fund may be traded on days and at times when the NYSE is closed and the NAV is therefore not calculated. Accordingly, the value of a Fund’s holdings may change on days that are not business days in the United States and on which you will not be able to purchase or redeem a Fund’s Shares.

All purchases, exchanges, and redemptions will be duly processed at the NAV as described under “Policies in Relation to Transactions” after your request is received in good order by a Fund or its agents.

Securities held by the Funds are valued in accordance with policies and procedures established by and under the supervision of the Trustees. To the extent available, equity securities are generally valued on the basis of market quotations. Most fixed-income securities are typically valued using an evaluated bid price supplied by an approved pricing service that is intended to reflect market value. The evaluated bid price is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term instruments maturing within 60 days or less may be valued at amortized cost, which approximates market value. If a market quotation or evaluated price for a security is not readily available or is deemed unreliable, or if an event that is expected to affect the value of the security occurs after the close of the principal exchange or market on which the security is traded, and before the close of the NYSE, a fair value of the security will be determined in good faith under the policies and procedures. Such events include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a non-significant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. This type of fair value pricing may be more commonly used with foreign equity securities, but it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities, and forward contracts stated in foreign currency are generally translated into U.S. dollar equivalents at the prevailing market rates. The Funds use systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Due to the subjective nature of systematic fair value pricing, a Fund’s value for a particular security may be different from the last quoted market price. Systematic fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of a Fund’s portfolio securities and the reflection of such change in that Fund’s NAV, as further described in the “Excessive Trading” section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as “stale pricing”). Funds that hold thinly-traded securities, such as certain small-capitalization securities or high-yield fixed-income securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund’s valuation of a security is different from the security’s market value, short-term arbitrage traders buying and/or selling shares of a Fund may dilute the NAV of that Fund, which negatively impacts long-term shareholders. The Funds’ fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

The value of the securities of other open-end funds held by a Fund, if any, will be calculated using the NAV of such open-end funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

Policies in Relation to Transactions
All requests, including but not limited to, exchanges between a Fund and other Janus funds, purchases by check or automated investment, redemptions by wire transfer, ACH transfer, or check, must be received in good order by the Fund or its agents prior to the close of the regular trading session of the NYSE (normally 4:00 p.m. New York time) in order to receive that day’s NAV. Transaction requests submitted in writing and mailed to Janus’ P.O. Box, once delivered, are considered received for processing the following business day. Transactions involving funds which pay dividends will generally begin to earn dividends, as applicable, on the first bank business day following the date of purchase.

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ADMINISTRATIVE SERVICES FEES

The Funds pay an annual administrative services fee of 0.12% of net assets of Class D Shares. These administrative services fees are paid by Class D Shares of each Fund. Janus Services provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports.

PAYMENTS TO FINANCIAL INTERMEDIARIES BY JANUS CAPITAL OR ITS AFFILIATES

With respect to other share classes not offered in this Prospectus, Janus Capital or its affiliates may pay fees, from their own assets, to selected brokerage firms, banks, financial advisors, retirement plan service providers, and other financial intermediaries that sell the Janus funds for distribution, marketing, promotional, or related services, and/or for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation (“NSCC”) or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of services or other services. Shareholders investing through an intermediary should consider whether such arrangements exist when evaluating any recommendations from an intermediary and when considering which share class of a fund is most appropriate.

In addition, Janus Capital or its affiliates may also share certain marketing expenses with intermediaries, or pay for, or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting, or business building programs for such financial intermediaries to raise awareness of the Funds. Janus Capital or its affiliates may make payments to participate in intermediary marketing support programs which may provide Janus Capital or its affiliates with one or more of the following benefits: attendance at sales conferences, participation in meetings or training sessions, access to or information about intermediary personnel, use of an intermediary’s marketing and communication infrastructure, fund analysis tools, business planning and strategy sessions with intermediary personnel, information on industry- or platform-specific developments, trends and service providers, and other marketing-related services. Such payments may be in addition to, or in lieu of, the payments described above. These payments are intended to promote the sales of Janus funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Janus funds to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Janus funds available to their customers.

The receipt of (or prospect of receiving) payments described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds’ shares over sales of other mutual funds (or non-mutual fund investments) or to favor sales of one class of Janus funds’ shares over sales of another Janus funds’ share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Janus funds within such financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Janus funds in various ways within such financial intermediary’s organization.

From time to time, certain financial intermediaries approach Janus Capital to request that Janus Capital make contributions to certain charitable organizations. In these cases, Janus Capital’s contribution may result in the financial intermediary, or its salespersons, recommending Janus funds over other mutual funds (or non-mutual fund investments).

The payment arrangements described above will not change the price an investor pays for Shares nor the amount that a Janus fund receives to invest on behalf of the investor. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell Shares of the Funds and, if applicable, when considering which share class of a Fund is most appropriate for you.

PAYING FOR SHARES

As previously noted, with certain limited exceptions, the Funds are generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, you may not be able to buy shares.

Please note the following when purchasing Shares:

•	Cash, credit cards, third party checks (with certain limited exceptions), travelers cheques, credit card checks, line of credit checks, or money orders will not be accepted.

•	All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks or an accepted non-U.S. bank.

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•	Purchases initiated using a bill-pay service (or an equivalent) and presented either electronically or in the form of a check are considered direct deposit transactions.

•	When purchasing Shares through the Automatic Investment Program, your automatic investment selection(s) will generally be active within three days following receipt of your authorization for the date and amount you specify. If no date or dollar amount is specified on your application, investments of $50 will be made on the 20th of each month. If the balance in the Janus fund account you are buying into falls to zero as the result of a redemption, exchange, or minimum balance fee, your Automatic Investment Program will be discontinued.

•	We may make additional attempts to debit your predesignated bank account for automated investments that initially fail. You are liable for any costs associated with these additional attempts. If your automated investment fails, you may purchase Shares of the Funds by submitting good funds via another method accepted by the Funds (e.g., by wire transfer). In this case, your purchase will be processed at the next NAV determined after we receive good funds, not at the NAV available as of the date of the original request.

•	Each Fund reserves the right to reject any purchase order, including exchange purchases, for any reason. The Funds are not intended for excessive trading. For more information about the Funds’ policy on excessive trading, refer to “Excessive Trading.”

•	If all or a portion of a purchase is received for investment without a specific fund designation, for investment in one of our closed funds, or for investment in a fund that is not yet available for public sale, the undesignated amount or entire investment, as applicable, will be invested in Janus Money Market Fund. For investments without a specific fund designation, where you own a single Fund account with a current balance greater than zero, the investment will be applied to that Fund account. For investments without a specific fund designation, where you own two or more Fund accounts with current balances greater than zero, and for investments in closed funds, unless you later direct Janus to (i) buy shares of another Janus fund or (ii) sell shares of Janus Money Market Fund and return the proceeds (including any dividends earned) to you, Janus will treat your inaction as approval of the purchase of Janus Money Market Fund. If you hold shares of a closed fund and submit an order directly to Janus for your account in that closed fund, your account must be open and your order must clearly indicate that you are currently a shareholder of the closed fund, or your money will be invested in Janus Money Market Fund. If you submit an order to buy shares of a fund that is not yet available for investment (during a subscription period), your investment will be held in Janus Money Market Fund until the new fund’s commencement of operations. At that time, your investment (including any dividends) will be automatically exchanged from Janus Money Market Fund to the new fund. All orders for purchase, exchange, or redemption will receive the NAV as described under “Policies in Relation to Transactions.”

•	For Fund purchases by check, if your check does not clear for any reason, your purchase will be cancelled.

•	If your purchase is cancelled for any reason, you will be responsible for any losses or fees imposed by your bank and may be responsible for losses that may be incurred as a result of any decline in the value of the cancelled purchase.

In compliance with the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”), Janus is required to verify certain information on your account application as part of its Anti-Money Laundering Program. You will be required to provide your full name, date of birth, social security number, and permanent street address to assist in verifying your identity. You may also be asked to provide documents that may help to establish your identity. Until verification of your identity is made, Janus may temporarily limit additional share purchases. In addition, Janus may close an account if it is unable to verify a shareholder’s identity. Please contact a Janus representative if you need additional assistance when completing your application or additional information about the Anti-Money Laundering Program.

In an effort to ensure compliance with this law, Janus’ Anti-Money Laundering Program (the “Program”) provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

The Funds have also adopted an identity theft policy (“Red Flag Policy”) to detect, prevent, and mitigate patterns, practices, or specific activities that indicate the possible existence of identity theft. The Funds are required by law to obtain certain personal information which will be used to verify your identity. The Red Flag Policy applies to the opening of Fund accounts and activity with respect to existing accounts.

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EXCHANGES

As previously noted, with certain limited exceptions, the Funds are generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, the exchange privilege may not be available.

Please note the following when exchanging shares:

•	An exchange represents the redemption (or sale) of shares from one Fund and the purchase of shares of another Fund, which may produce a taxable gain or loss in a non-retirement account.

•	You may generally exchange Shares of a Fund for Shares of the same class of any other fund in the Trust.

•	You may also exchange shares of one class for another class of shares within the same fund, provided the eligibility requirements of the class of shares to be received are met. A Fund’s fees and expenses differ between share classes. Exchanging from a direct share class to one held through an intermediary typically results in increased expenses. This is because share classes distributed through intermediaries include additional fees for administration and/or distribution to pay for services provided by intermediaries. Please read the Prospectus for the share class you are interested in prior to investing in that share class.

•	New regular Janus fund accounts established by exchange must be opened with $2,500 or the total account value if the value of the Janus fund account you are exchanging from is less than $2,500. (If your Janus fund account balance does not meet the minimum investment requirements, you may be subject to an annual minimum balance fee or account closure. For more information, refer to “Minimum Investment Requirements.”)

•	UGMA/UTMA accounts, Traditional or Roth IRAs, Simplified Employee Pension IRAs, and Coverdell Education Savings Accounts established by exchange must meet the minimum investment requirements previously described. If the value of the Janus fund account you are exchanging from is less than the stated minimum, you must exchange the entire balance. (If your Janus fund account balance does not meet the minimum investment requirements, you may be subject to an annual minimum balance fee or account closure. For more information, refer to “Minimum Investment Requirements.”)

•	New Janus fund non-retirement accounts established by an exchange (or exchange purchases to an existing Roth IRA) resulting from a required minimum distribution from a retirement account do not have an initial minimum investment requirement. (If your Janus fund account balance does not meet the minimum investment requirements, you may be subject to an annual minimum balance fee or account closure. For more information, refer to “Minimum Investment Requirements.”)

•	Exchanges between existing Janus fund accounts must meet the $100 subsequent investment requirement.

•	For Systematic Exchanges, if no date is specified on your request, systematic exchanges will be made on the 20th of each month. You may establish this option for as little as $100 per exchange. If the balance in the Janus fund account you are exchanging from falls below the Systematic Exchange amount, all remaining shares will be exchanged and your Systematic Exchange Program will be discontinued.

•	The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you make more than one round trip in the Fund in a 90-day period and may bar future purchases in the Fund or any of the other Janus funds. Different restrictions may apply if you invest through an intermediary. For more information about the Funds’ policy on excessive trading, refer to “Excessive Trading.”

•	Each Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time.

•	With certain exceptions, exchanges between Janus fund accounts will be accepted only if the registrations are identical. If you are exchanging into a closed Janus fund, you will need to meet criteria for investing in the closed fund. For more information, refer to Closed Fund Policies in the “Other Information” section of this Prospectus.

Note: For the fastest and easiest way to exchange shares, log on to janus.com/individual* 24 hours a day, 7 days a week.

*	Certain account types and transactions are not available via janus.com. For more information, access janus.com/individual or refer to this Shareholder’s Manual.

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PAYMENT OF REDEMPTION PROCEEDS

As previously noted, with certain limited exceptions, the Funds are generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, once you close your account, you may not make additional investments in the Funds.

By Electronic Transfer – Generally all accounts are automatically eligible for the electronic redemption option if bank information is provided.

•	Next Day Wire Transfer – Your redemption proceeds can be electronically transferred to your predesignated bank account on the next bank business day after receipt of your redemption request (wire transfer). You may be charged a fee for each wire transfer, and your bank may charge an additional fee to receive the wire.

•	ACH (Automated Clearing House) Transfer – Your redemption proceeds can be electronically transferred to your predesignated bank account on or about the second bank business day after receipt of your redemption request. There is no fee associated with this type of electronic transfer.

By Check – Redemption proceeds will be sent to the shareholder(s) of record at the address of record normally within seven days after receipt of a valid redemption request. During the 10 days following an address change, requests for redemption checks to be sent to a new address require a signature guarantee.

By Systematic Redemption – If no date is specified on your request, systematic redemptions will be made on or about the 24th of each month. If the balance in the Janus fund account you are selling from falls to zero, your Systematic Redemption Program will be discontinued.

Generally, orders to sell Shares may be initiated at any time at janus.com/individual, by telephone, or in writing. Certain accounts may require a written request. If the Shares being sold were purchased by check or automated investment, the Funds can delay the payment of your redemption proceeds for up to 15 days from the day of purchase to allow the purchase to clear. In addition, there may be a delay in the payment of your redemption proceeds if you request a redemption by electronic transfer and your bank information is new. Unless you provide alternate instructions, your proceeds will be invested in Shares of Janus Money Market Fund during the 15-day hold period.

Each Fund reserves the right to postpone payment of redemption proceeds for up to seven calendar days. Additionally, the right to require the Funds to redeem their Shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

Note: For the fastest and easiest way to redeem shares, log on to janus.com/individual* 24 hours a day, 7 days a week.

*	Certain account types and transactions are not available via janus.com. For more information, access janus.com/individual or refer to this Shareholder’s Manual.

Large Shareholder Redemptions
Certain large shareholders, such as other funds, individuals, accounts, and Janus affiliates, may from time to time own (beneficially or of record) or control a significant percentage of a Fund’s Shares. Redemptions by these large shareholders of their holdings in a Fund may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments result in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, which could lead to an increase in the Fund’s expense ratio.

Redemptions In-Kind
Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, or in connection with the liquidation of a fund, by delivery of securities selected from its assets at its discretion. However, each Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming

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the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash, and may potentially include illiquid securities. Illiquid securities may not be able to be sold quickly or at a price that reflects full value, or there may not be a market for such securities, which could cause the redeeming shareholder to realize losses on the security if the security is sold at a price lower than that at which it had been valued. If a Fund makes an in-kind payment, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash, whereas such costs are borne by the Fund for cash redemptions.

While a Fund may pay redemptions in-kind, a Fund may instead choose to raise cash to meet redemption requests through the sale of fund securities or permissible borrowings. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and may increase brokerage costs.

WRITTEN INSTRUCTIONS

To redeem or exchange all or part of your Shares in writing, your request should be sent to one of the addresses listed under “Doing Business with Janus.” Requests or documents received in a language other than English may be inadvertently delayed or returned due to an inability to accurately translate the intended instructions. Please include the following information:

•	the name of the Janus fund(s) being redeemed or exchanged;
•	the account number(s);
•	the amount of money or number of shares being redeemed or exchanged;
•	the name(s) on the account;
•	the signature(s) of one or more registered account owners; and
•	your daytime telephone number.

SIGNATURE GUARANTEE

A signature guarantee for each registered account owner is required if any of the following is applicable:

•	You request a redemption by check above a certain dollar amount.
•	You would like a check made payable to anyone other than the shareholder(s) of record.
•	You would like a check mailed to an address that has been changed within 10 days of the redemption request.
•	You would like a check mailed to an address other than the address of record.
•	You would like your redemption proceeds sent to a bank account other than a bank account of record.

The Funds reserve the right to require a signature guarantee under other circumstances or to reject or delay a redemption on certain legal grounds.

A signature guarantee may be refused if any of the following is applicable:

•	It does not appear valid or in good form.
•	The transaction amount exceeds the surety bond limit of the signature guarantee.
•	The guarantee stamp has been reported as stolen, missing, or counterfeit.

How to Obtain a Signature Guarantee
A signature guarantee assures that a signature is genuine. The signature guarantee protects shareholders from unauthorized account transfers. The following financial institutions may guarantee signatures: banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange. Call your financial institution to see if it has the ability to guarantee a signature. A signature guarantee cannot be provided by a notary public.

EXCESSIVE TRADING

Excessive Trading Policies and Procedures
The Trustees have adopted policies and procedures with respect to short-term and excessive trading of Fund shares (“excessive trading”). Each Fund is intended for long-term investment purposes only, and the Funds will take reasonable steps to attempt to detect and deter short-term and excessive trading. Transactions placed in violation of the Funds’ exchange limits or excessive trading policies may be cancelled or revoked by a Fund by the next business day following receipt by the Fund. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. Direct investors should be aware that the Funds are also available for purchase through third party intermediaries. As described below, the Funds may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature,

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omnibus accounts, in which purchases and redemptions of the Funds’ shares by multiple investors are aggregated by the intermediary and presented to the Funds on a net basis, may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the elimination of excessive trading in the accounts impractical without the assistance of the intermediary.

The Funds attempt to deter excessive trading through at least the following methods:

•	exchange limitations as described under “Exchanges;”
•	trade monitoring; and
•	fair valuation of securities as described under “Pricing of Fund Shares.”

Generally, a purchase and redemption of Shares from the same Fund (i.e., “round trip”) within 90 calendar days may result in enforcement of a Fund’s excessive trading policies and procedures with respect to future purchase orders, provided that each Fund reserves the right to reject any purchase request as explained above.

The Funds monitor for patterns of shareholder frequent trading and may suspend or permanently terminate the exchange privilege of any investor who makes more than one round trip in a Fund over a 90-day period, and may bar future purchases into the Fund and any of the other Janus funds by such investor. The Funds’ excessive trading policies generally do not apply to (i) a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice; (ii) transactions in the Janus funds by a Janus “fund of funds,” which is a fund that primarily invests in other Janus mutual funds; and (iii) identifiable transactions by certain funds of funds and asset allocation programs to realign portfolio investments with existing target allocations.

The Funds’ Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days’ notice to shareholders of that fund.

Investors in other share classes who place transactions through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Funds’ excessive trading policies and procedures and may be rejected in whole or in part by a Fund. The Funds, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Funds, and thus the Funds may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the Funds’ excessive trading policies may be cancelled or revoked by a Fund by the next business day following receipt by that Fund.

In an attempt to detect and deter excessive trading in omnibus accounts, the Funds or their agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting future purchases by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Funds’ ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems’ capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

Certain transactions in Fund shares, such as periodic rebalancing through intermediaries (no more frequently than every 60 days) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Funds’ methods to detect and deter excessive trading.

Each Fund also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund’s portfolio managers believe they would be unable to invest the money effectively in accordance with the Fund’s investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

The Funds’ policies and procedures regarding excessive trading may be modified at any time by the Funds’ Trustees.

Excessive Trading Risks
Excessive trading may present risks to a Fund’s long-term shareholders. Excessive trading into and out of a Fund may disrupt portfolio investment strategies, may create taxable gains to remaining Fund shareholders, and may increase Fund expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

Funds that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a fund based on events occurring after the close of a foreign market that

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may not be reflected in the fund’s NAV (referred to as “price arbitrage”). Such arbitrage opportunities may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as “stale pricing”). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund’s valuation of a security differs from the security’s market value, short-term arbitrage traders may dilute the NAV of a Fund, which negatively impacts long-term shareholders. Although the Funds have adopted valuation policies and procedures intended to reduce the Funds’ exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

Although the Funds take steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, for share classes sold through financial intermediaries, the Funds may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the Funds’ identification of excessive trading transactions in the Funds through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the Funds encourage intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Funds cannot eliminate completely the possibility of excessive trading.

Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Funds.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION

The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds’ portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.

•	Full Holdings. Each Fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Portfolio holdings consisting of at least the names of the holdings are generally available on a calendar quarter-end basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under each Fund’s Holdings & Details tab at janus.com/allfunds.

Each Fund may provide, upon request, historical full holdings on a monthly basis for periods prior to the previous quarter-end subject to a written confidentiality agreement.

•	Top Holdings. Each Fund’s top portfolio holdings, in order of position size and as a percentage of a Fund’s total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag.

•	Other Information. Each Fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors, and specific portfolio level performance attribution information and statistics monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Top performance contributors/detractors provided at calendar quarter-end may include the percentage of contribution/detraction to Fund performance.

Full portfolio holdings will remain available on the Janus websites at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Janus Capital may exclude from publication on its websites all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. Under extraordinary circumstances, exceptions to the Mutual Fund Holdings Disclosure Policies and Procedures may be made by Janus Capital’s Chief Investment Officer(s) or their delegates. All exceptions shall be preapproved by the Chief Compliance Officer or his designee. Such exceptions may be made without prior notice to shareholders. A summary of the Funds’ portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Funds’ SAI.

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SHAREHOLDER SERVICES AND ACCOUNT POLICIES

Address Changes
For the easiest way to change the address on your account, visit janus.com/individual. You may also call a Janus representative or send a written request signed by one or more shareholder(s) of record. Include the name of the Janus fund(s) you hold, the account number(s), the name(s) on the account, and both the old and new addresses. Certain options may be suspended for 10 days following an address change unless a signature guarantee is provided.

Bank Account Changes
For the easiest way to change your bank account of record or add new bank account information to your account, visit janus.com/individual. You may also send a written request signed by the shareholder of record or by each shareholder of record if more than one. Please note that you may change or add bank information online at janus.com/individual for purchases only. Certain accounts may require a written notice and, in some instances, bank privileges may not be available. We cannot accept changes or additions to bank account redemption options online at janus.com/individual or over the telephone. If multiple account owners are named on the added bank account, at least one name on the bank account must match one name on the Fund account. There may be a delay in the payment of your redemption proceeds if you request a redemption by electronic transfer to a new bank or bank account.

Distributions
Generally, all income dividends and capital gains distributions will automatically be reinvested in your Fund account. If you wish to change your distribution option, please visit janus.com/individual, call a Janus representative, or send a written request signed by one or more shareholder(s) of record.

Your non-retirement Fund account distribution checks may be reinvested in your Fund account if you do not cash them within one year of the date they were written. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Involuntary Redemptions
The Funds reserve the right to close an account if the shareholder is deemed to engage in activities which are illegal or otherwise believed to be detrimental to the Funds. This includes, but is not limited to, accounts that a Fund or its agents believe are engaged in market timing. Any time shares are redeemed in a taxable account, it is considered a taxable event. You are responsible for any tax liabilities associated with an involuntary redemption of your account.

Lost (Unclaimed/Abandoned) Accounts
It is important that the Funds maintain a correct address for each shareholder. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Funds as undeliverable. Based upon statutory requirements for returned mail, Janus will attempt to locate the shareholder or rightful owner of the account. If Janus is unable to locate the shareholder, then Janus is legally obligated to deem the property “unclaimed” or “abandoned,” and subsequently escheat (or transfer) unclaimed property (including shares of a mutual fund) to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. Further, your mutual fund account may be deemed “unclaimed” or “abandoned,” and subsequently transferred to your state of residence if no activity (as defined by that state) occurs within your account during the time frame specified in your state’s unclaimed property laws. The shareholder’s last known address of record determines which state has jurisdiction. Interest or income is not earned on redemption or distribution check(s) sent to you during the time the check(s) remained uncashed.

Online and Telephone Transactions
You may initiate many transactions through janus.com/individual or by calling Janus XpressLine™. You may also contact a Janus representative. Generally all new accounts automatically receive online and telephone transaction privileges including redemption privileges. If you do not want to receive these privileges, please call a Janus representative. The Funds and their agents will not be responsible for any losses, costs, or expenses resulting from unauthorized transactions when reasonable procedures designed to verify the identity of the online user or caller are followed.

Your ability to access your account or transact business electronically may be impacted due to unexpected circumstances, such as system outages, or during periods of increased web activity. For example, periods of substantial market change or other unexpected events can contribute to high call volumes, which may delay your ability to reach a Janus representative by telephone.

If you experience difficulty transacting business with us through a particular method, please consider using an alternate method, such as visiting janus.com/individual, calling Janus XpressLine™, contacting a Janus representative by telephone, or sending written instructions to complete your transaction. Please remember that purchase, exchange, or redemption requests

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must be received in good order by a Fund or its agents prior to the close of the regular trading session of the NYSE in order to receive that day’s NAV.

Your account information, including online credentials, should be kept private, and you should immediately review any account statements that you receive from Janus. Someone other than you could act on your account if that person is able to provide the required identifying information. Contact Janus immediately about any transactions you believe to be unauthorized.

Registration Changes
To change the name on an account, the shares are generally transferred to a new account. In some cases, legal documentation may be required. Please visit janus.com/individual or call a Janus representative for further instructions.

Statements, Reports, and Prospectuses
We will send you quarterly confirmations of all transactions. You may elect at janus.com/edelivery to discontinue delivery of your paper statements, and instead receive them online. In addition, at janus.com/individual, the Funds will send you an immediate transaction confirmation statement after every non-systematic transaction. If you have not elected to receive online statements, your confirmation will be mailed within three days of the transaction. The Funds reserve the right to charge a fee for additional account statement requests.

The Funds produce financial reports that include a complete list of each of the Funds’ portfolio holdings semiannually, and update their prospectus annually. You may elect to receive these reports and prospectus updates electronically at janus.com/edelivery. The Funds’ fiscal year ends September 30.

Unless you instruct Janus otherwise by contacting a Janus representative, the Funds will mail only one report or prospectus to your address of record (“household”), even if more than one person in your household has a Fund account. This process, known as “householding,” reduces the amount of mail you receive and helps lower Fund expenses. If you decide that you no longer want the mailing of these documents to be combined with the other members of your household, please call a Janus representative or send a written request signed by one or more shareholder(s) of record. Individual copies will be sent within thirty (30) days after the Funds receive your instructions.

Taxpayer Identification Number
On the application or other appropriate forms, you may be asked to certify that your Social Security or employer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding, or you did not certify your taxpayer identification number, the IRS requires the Funds to withhold a certain percentage (at the currently applicable rate) of any dividends paid and redemption or exchange proceeds. In addition to this backup withholding, you may be subject to a $50 fee to reimburse the Funds for any penalty that the IRS may impose.

Temporary Suspension of Services
The Funds or their agents may, in case of emergency, temporarily suspend telephone transactions and other shareholder services. As previously noted, the Funds may postpone payment of redemption proceeds for up to seven calendar days. In addition, the right to require the Funds to redeem their Shares may be suspended or the date of payment may be postponed beyond seven calendar days whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable. The exchange privilege may also be suspended in these circumstances.

Please retain this Supplement with your records.

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Janus Investment Fund

Class D Shares

Janus Global Allocation Fund – Conservative
Janus Global Allocation Fund – Moderate
Janus Global Allocation Fund – Growth

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 1, 2015
to Currently Effective Prospectus

Effective with the launch of the Funds’ new website, the following replaces the Shareholder’s Manual in its entirety:

Shareholder’s manual

This Shareholder’s Manual is for those shareholders investing directly with the Funds. This section will help you become familiar with the different types of accounts you can establish with Janus. It also explains in detail the wide array of services and features you can establish on your account, as well as describes account policies and fees that may apply to your account. Account policies (including fees), services, and features may be modified or discontinued without shareholder approval or prior notice.

With certain limited exceptions, the Funds are generally available only to shareholders residing in the United States and employees of Janus or its affiliates. For purposes of this policy, the Funds require that a shareholder and/or entity be a U.S. citizen residing in the United States or a U.S. Territory (including overseas U.S. military or diplomatic addresses) or a resident alien residing in the United States or a U.S. Territory with a valid U.S. Taxpayer Identification Number to open an account with a Fund.

DOING BUSINESS WITH JANUS

The Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus funds. The Shares are available only to investors who hold accounts directly with the Janus funds, to immediate family members or members of the same household of an eligible individual investor, and to existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus funds. Under certain limited circumstances, shareholders of other Janus share classes who no longer wish to hold shares through an intermediary may be eligible to purchase Class D Shares.

In addition, directors, officers, and employees of Janus Capital Group Inc. (“JCGI”) and its affiliates, as well as Trustees and officers of the Funds, may purchase Class D Shares. Under certain circumstances, where there has been a change in the form of ownership due to, for example, mandatory retirement distributions, legal proceedings, estate settlements, or the gifting of Shares, the recipient of Class D Shares may continue to purchase Class D Shares.

The Funds offer multiple classes of shares in order to meet the needs of various types of investors. You should carefully consider which class of shares to purchase. Certain classes have higher expenses than other classes, which may lower the return on your investment. If you would like additional information about the other available share classes, please call 1-800-525-3713.

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Online – janus.com – 24 hours a day, 7 days a week

At janus.com/individual* existing shareholders can:

•	Obtain Fund information and performance
•	Review your account or your complete portfolio
•	Buy, exchange, and sell Janus funds
•	Update personal information
•	Receive electronic daily, quarterly, and year-end statements, semiannual and annual reports, prospectuses, and tax forms
•	Analyze the fees associated with your investment (www.finra.org/fundanalyzer)

*	New accounts can only be opened via written request. In addition, certain account or transaction types may be restricted from being processed through janus.com. If you would like more information about these restrictions, please contact a Janus representative.

Janus XpressLinetm 1-888-979-7737 • 24-hour automated phone system Janus Representatives 1-800-525-3713 TDD For the speech and hearing impaired. 1-800-525-0056	Mailing Address Janus P.O. Box 55932 Boston, MA 02205-5932 For Overnight Mail Janus 30 Dan Road, Suite 55932 Canton, MA 02021-2809

MINIMUM INVESTMENTS*

To open a new regular Fund account	$2,500

To open a new UGMA/UTMA account, Coverdell Education Savings Account, or a retirement Fund account
• without an automatic investment program	$1,000
• with an automatic investment program of $50 per month	$500

To add to any existing type of Fund account without an automatic investment program	$100

*	The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part. Participants in certain retirement plans, including but not limited to, Janus prototype Money Purchase Pension and Profit Sharing plans, SEP IRAs, SAR SEP IRAs, or outside qualified retirement plans, may not be subject to the stated minimums. Employees of Janus Capital, its wholly-owned subsidiaries, INTECH, and Perkins may open Fund accounts for $100.

Minimum Investment Requirements
Due to the proportionately higher costs of maintaining small accounts, the Funds reserve the right to deduct an annual $25 minimum balance fee per Fund account (paid to Janus Services) with values below the minimums described under “Minimum Investments” or to close Fund accounts valued at less than $100. This policy may not apply to accounts that fall below the minimums solely as a result of market value fluctuations or to those accounts not subject to a minimum investment requirement. The fee or account closure will occur during the fourth quarter of each calendar year. You may receive written notice before we charge the $25 fee or close your account so that you may increase your account balance to the required minimum provided you meet certain residency eligibility requirements. Please note that you may incur a tax liability as a result of the fee being charged or the redemption.

TYPES OF ACCOUNT OWNERSHIP

Please refer to janus.com/individual for the appropriate account application and for information related to maintaining an account.

Individual or Joint Ownership
Individual accounts are owned by one person. Joint accounts have two or more owners.

Trust
An established trust can open an account. The names of each trustee, the name of the trust, and the date of the trust agreement must be included on the application.

Business Accounts
Corporations and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of the partnership.

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TAX-DEFERRED ACCOUNTS

Please refer to janus.com/individual for the appropriate account application and for information related to maintaining an account. Certain tax-deferred accounts can only be maintained via written request. Please contact a Janus representative for more information.

If you are eligible, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes. A contribution to certain of these plans may also be tax deductible. The types of tax-deferred accounts that may be opened with Janus are described below. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

Investing for Your Retirement
Please visit janus.com/individual or call a Janus representative for more complete information regarding the different types of IRAs available. Distributions from these plans may be subject to income tax and generally to an additional tax if withdrawn prior to age 59 1/2 or used for a nonqualifying purpose.

Traditional and Roth IRAs
Both IRAs allow most individuals with earned income to contribute up to the lesser of $5,500 or 100% of compensation, with future years increased by cost-of-living adjustments. In addition, IRA holders age 50 or older may contribute $1,000 more than these limits.

Simplified Employee Pension (“SEP”) IRA
This plan allows small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any eligible employee(s). A SEP requires an IRA (a “SEP-IRA”) to be set up for each SEP participant.

Profit Sharing or Money Purchase Pension Plans
These plans are open to corporations, partnerships, and small business owners (including sole proprietors) for the benefit of their employees and themselves. You may only maintain this type of account via written request. Please contact a Janus representative for more information.

ACCOUNTS FOR THE BENEFIT OF A CHILD

Custodial Accounts (UGMA or UTMA)
An UGMA/UTMA account is a custodial account managed for the benefit of a minor.

Coverdell Education Savings Account
This tax-deferred plan allows individuals, subject to certain income limitations, to contribute up to $2,000 annually on behalf of any child under the age of 18. Contributions are also allowed on behalf of children with special needs beyond age 18. Distributions are generally tax-free when used for qualified education expenses.

Please refer to the following for information regarding opening an account and conducting business with Janus.

TO OPEN AN ACCOUNT OR BUY SHARES

New accounts can only be opened via written request. Please visit janus.com/individual or contact a Janus representative for more information.

As previously noted, with certain limited exceptions, the Funds are generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, you may not be able to open an account or buy additional shares.

By Mail/In Writing

•	To open your Fund account, complete and sign the appropriate application. Make your check payable to Janus or elect a one-time electronic withdrawal from your bank account as noted on the appropriate application.

•	To buy additional shares, complete the remittance slip accompanying your confirmation statement. If you are making a purchase into a retirement account, please indicate whether the purchase is a rollover or a current or prior year contribution. Send your check and remittance slip or written instructions to the address listed on the slip.

Online

•	You may buy additional shares in an existing Fund account. You may elect to have Janus electronically withdraw funds from your designated bank account. A real-time confirmation of your transaction will be provided via janus.com/individual.

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By Telephone

•	For an existing account, you may use Janus XpressLine™ to buy shares 24 hours a day, or you may call a Janus representative during normal business hours. Janus will electronically withdraw funds from your designated bank account.

•	You may also buy shares by wiring money from your bank account to your Fund account. For wiring instructions, call a Janus representative.

By Automated Investments

•	To buy additional shares through the Automatic Investment Program, you select the frequency with which your money ($50 minimum) will be electronically transferred from your bank account to your Fund account. Certain tax-deferred accounts are not eligible for automated investments.

•	You may buy additional shares using Payroll Deduction if your employer can initiate this type of transaction. You may have all or a portion of your paycheck ($50 minimum) invested directly into your Fund account.

Note:	For more information, refer to “Paying for Shares.”

TO EXCHANGE SHARES

As previously noted, with certain limited exceptions, the Funds are generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, the exchange privilege may not be available.

Online

•	Exchanges may generally be made online at janus.com/individual.

By Telephone

•	Generally all accounts are automatically eligible to exchange shares by telephone. To exchange all or a portion of your shares into any other available Janus fund, call Janus XpressLine™ or a Janus representative.

By Mail/In Writing

•	To request an exchange in writing, please follow the instructions in “Written Instructions.”

By Systematic Exchange

•	You determine the amount of money you would like automatically exchanged from one Fund account to another on any day of the month.

Note:	For more information, refer to “Exchanges.”

TO SELL SHARES

As previously noted, with certain limited exceptions, the Funds are generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, once you close your account, you may not make additional investments in the Funds.

Online

•	Redemptions may be made online at janus.com/individual.

By Telephone

•	Generally all accounts are automatically eligible to sell shares by telephone. To sell all or a portion of your shares, call Janus XpressLine™ or a Janus representative. The Funds reserve the right to limit the dollar amount that you may redeem from your account by telephone.

By Mail/In Writing

•	To request a redemption in writing, please follow the instructions in “Written Instructions.”

By Systematic Redemption

•	This program allows you to sell shares worth a specific dollar amount from your Fund account on a regular basis.

Note:	For more information, refer to “Payment of Redemption Proceeds.”

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PRICING OF FUND SHARES

The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of outstanding shares of the class. The value of a Fund’s investment in an underlying fund is based upon the NAV of the underlying fund. A Fund’s NAV is calculated as of the close of the regular trading session of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time) each day that the NYSE is open (“business day”). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the Securities and Exchange Commission (“SEC”). Foreign securities held by an underlying fund may be traded on days and at times when the NYSE is closed and the NAV is therefore not calculated. Accordingly, the value of a Fund’s holdings may change on days that are not business days in the United States and on which you will not be able to purchase or redeem a Fund’s Shares.

All purchases, exchanges, and redemptions will be duly processed at the NAV as described under “Policies in Relation to Transactions” after your request is received in good order by a Fund or its agents.

Securities held by the underlying funds are valued in accordance with policies and procedures established by and under the supervision of the Trustees. To the extent available, equity securities are generally valued on the basis of market quotations. Most fixed-income securities are typically valued using an evaluated bid price supplied by an approved pricing service that is intended to reflect market value. The evaluated bid price is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term instruments maturing within 60 days or less may be valued at amortized cost, which approximates market value. If a market quotation or evaluated price for a security is not readily available or is deemed unreliable, or if an event that is expected to affect the value of the security occurs after the close of the principal exchange or market on which the security is traded, and before the close of the NYSE, a fair value of the security will be determined in good faith under the policies and procedures. Such events include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a non-significant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. This type of fair value pricing may be more commonly used with foreign equity securities, but it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities, and forward contracts stated in foreign currency are generally translated into U.S. dollar equivalents at the prevailing market rates. The underlying funds use systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Due to the subjective nature of systematic fair value pricing, the value for a particular security of a non-money market underlying fund may be different from the last quoted market price. Systematic fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of an underlying fund’s portfolio securities and the reflection of such change in a Fund’s NAV, as further described in the “Excessive Trading” section of this Prospectus. While underlying funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in underlying funds which do not invest in foreign securities, for example, when trading in a security held by an underlying fund is halted and does not resume prior to the time the underlying fund calculates its NAV (referred to as “stale pricing”). Underlying funds that hold thinly-traded securities, such as certain small-capitalization securities or high-yield fixed-income securities, may be subject to attempted use of arbitrage techniques. To the extent that an underlying fund’s valuation of a security is different from the security’s market value, short-term arbitrage traders buying and/or selling shares of an underlying fund may dilute the NAV of that underlying fund, which negatively impacts long-term shareholders of the underlying fund. The Funds’ fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

Policies in Relation to Transactions
All requests, including but not limited to, exchanges between a Fund and other Janus funds, purchases by check or automated investment, redemptions by wire transfer, ACH transfer, or check, must be received in good order by the Fund or its agents prior to the close of the regular trading session of the NYSE (normally 4:00 p.m. New York time) in order to receive that day’s NAV. Transaction requests submitted in writing and mailed to Janus’ P.O. Box, once delivered, are considered received for processing the following business day. Transactions involving underlying funds which pay dividends will generally begin to earn dividends, as applicable, on the first bank business day following the date of purchase.

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ADMINISTRATIVE SERVICES FEES

The Funds pay an annual administrative services fee of 0.12% of net assets of Class D Shares. These administrative services fees are paid by Class D Shares of each Fund. Janus Services provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports.

PAYMENTS TO FINANCIAL INTERMEDIARIES BY JANUS CAPITAL OR ITS AFFILIATES

With respect to other share classes not offered in this Prospectus, Janus Capital or its affiliates may pay fees, from their own assets, to selected brokerage firms, banks, financial advisors, retirement plan service providers, and other financial intermediaries that sell the Janus funds for distribution, marketing, promotional, or related services, and/or for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation (“NSCC”) or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of services or other services. Shareholders investing through an intermediary should consider whether such arrangements exist when evaluating any recommendations from an intermediary and when considering which share class of a fund is most appropriate.

In addition, Janus Capital or its affiliates may also share certain marketing expenses with intermediaries, or pay for, or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting, or business building programs for such financial intermediaries to raise awareness of the Funds. Janus Capital or its affiliates may make payments to participate in intermediary marketing support programs which may provide Janus Capital or its affiliates with one or more of the following benefits: attendance at sales conferences, participation in meetings or training sessions, access to or information about intermediary personnel, use of an intermediary’s marketing and communication infrastructure, fund analysis tools, business planning and strategy sessions with intermediary personnel, information on industry- or platform-specific developments, trends and service providers, and other marketing-related services. Such payments may be in addition to, or in lieu of, the payments described above. These payments are intended to promote the sales of Janus funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Janus funds to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Janus funds available to their customers.

The receipt of (or prospect of receiving) payments described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds’ shares over sales of other mutual funds (or non-mutual fund investments) or to favor sales of one class of Janus funds’ shares over sales of another Janus funds’ share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Janus funds within such financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Janus funds in various ways within such financial intermediary’s organization.

From time to time, certain financial intermediaries approach Janus Capital to request that Janus Capital make contributions to certain charitable organizations. In these cases, Janus Capital’s contribution may result in the financial intermediary, or its salespersons, recommending Janus funds over other mutual funds (or non-mutual fund investments).

The payment arrangements described above will not change the price an investor pays for Shares nor the amount that a Janus fund receives to invest on behalf of the investor. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell Shares of the Funds and, if applicable, when considering which share class of a Fund is most appropriate for you.

PAYING FOR SHARES

As previously noted, with certain limited exceptions, the Funds are generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, you may not be able to buy shares.

Please note the following when purchasing Shares:

•	Cash, credit cards, third party checks (with certain limited exceptions), travelers cheques, credit card checks, line of credit checks, or money orders will not be accepted.

•	All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks or an accepted non-U.S. bank.

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•	Purchases initiated using a bill-pay service (or an equivalent) and presented either electronically or in the form of a check are considered direct deposit transactions.

•	When purchasing Shares through the Automatic Investment Program, your automatic investment selection(s) will generally be active within three days following receipt of your authorization for the date and amount you specify. If no date or dollar amount is specified on your application, investments of $50 will be made on the 20th of each month. If the balance in the Janus fund account you are buying into falls to zero as the result of a redemption, exchange, or minimum balance fee, your Automatic Investment Program will be discontinued.

•	We may make additional attempts to debit your predesignated bank account for automated investments that initially fail. You are liable for any costs associated with these additional attempts. If your automated investment fails, you may purchase Shares of the Funds by submitting good funds via another method accepted by the Funds (e.g., by wire transfer). In this case, your purchase will be processed at the next NAV determined after we receive good funds, not at the NAV available as of the date of the original request.

•	Each Fund reserves the right to reject any purchase order, including exchange purchases, for any reason. The Funds are not intended for excessive trading. For more information about the Funds’ policy on excessive trading, refer to “Excessive Trading.”

•	If all or a portion of a purchase is received for investment without a specific fund designation, for investment in one of our closed funds, or for investment in a fund that is not yet available for public sale, the undesignated amount or entire investment, as applicable, will be invested in Janus Money Market Fund. For investments without a specific fund designation, where you own a single Fund account with a current balance greater than zero, the investment will be applied to that Fund account. For investments without a specific fund designation, where you own two or more Fund accounts with current balances greater than zero, and for investments in closed funds, unless you later direct Janus to (i) buy shares of another Janus fund or (ii) sell shares of Janus Money Market Fund and return the proceeds (including any dividends earned) to you, Janus will treat your inaction as approval of the purchase of Janus Money Market Fund. If you hold shares of a closed fund and submit an order directly to Janus for your account in that closed fund, your account must be open and your order must clearly indicate that you are currently a shareholder of the closed fund, or your money will be invested in Janus Money Market Fund. If you submit an order to buy shares of a fund that is not yet available for investment (during a subscription period), your investment will be held in Janus Money Market Fund until the new fund’s commencement of operations. At that time, your investment (including any dividends) will be automatically exchanged from Janus Money Market Fund to the new fund. All orders for purchase, exchange, or redemption will receive the NAV as described under “Policies in Relation to Transactions.”

•	For Fund purchases by check, if your check does not clear for any reason, your purchase will be cancelled.

•	If your purchase is cancelled for any reason, you will be responsible for any losses or fees imposed by your bank and may be responsible for losses that may be incurred as a result of any decline in the value of the cancelled purchase.

In compliance with the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”), Janus is required to verify certain information on your account application as part of its Anti-Money Laundering Program. You will be required to provide your full name, date of birth, social security number, and permanent street address to assist in verifying your identity. You may also be asked to provide documents that may help to establish your identity. Until verification of your identity is made, Janus may temporarily limit additional share purchases. In addition, Janus may close an account if it is unable to verify a shareholder’s identity. Please contact a Janus representative if you need additional assistance when completing your application or additional information about the Anti-Money Laundering Program.

In an effort to ensure compliance with this law, Janus’ Anti-Money Laundering Program (the “Program”) provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

The Funds have also adopted an identity theft policy (“Red Flag Policy”) to detect, prevent, and mitigate patterns, practices, or specific activities that indicate the possible existence of identity theft. The Funds are required by law to obtain certain personal information which will be used to verify your identity. The Red Flag Policy applies to the opening of Fund accounts and activity with respect to existing accounts.

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EXCHANGES

As previously noted, with certain limited exceptions, the Funds are generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, the exchange privilege may not be available.

Please note the following when exchanging shares:

•	An exchange represents the redemption (or sale) of shares from one Fund and the purchase of shares of another Fund, which may produce a taxable gain or loss in a non-retirement account.

•	You may generally exchange Shares of a Fund for Shares of the same class of any other fund in the Trust.

•	You may also exchange shares of one class for another class of shares within the same fund, provided the eligibility requirements of the class of shares to be received are met. A Fund’s fees and expenses differ between share classes. Exchanging from a direct share class to one held through an intermediary typically results in increased expenses. This is because share classes distributed through intermediaries include additional fees for administration and/or distribution to pay for services provided by intermediaries. Please read the Prospectus for the share class you are interested in prior to investing in that share class.

•	New regular Janus fund accounts established by exchange must be opened with $2,500 or the total account value if the value of the Janus fund account you are exchanging from is less than $2,500. (If your Janus fund account balance does not meet the minimum investment requirements, you may be subject to an annual minimum balance fee or account closure. For more information, refer to “Minimum Investment Requirements.”)

•	UGMA/UTMA accounts, Traditional or Roth IRAs, Simplified Employee Pension IRAs, and Coverdell Education Savings Accounts established by exchange must meet the minimum investment requirements previously described. If the value of the Janus fund account you are exchanging from is less than the stated minimum, you must exchange the entire balance. (If your Janus fund account balance does not meet the minimum investment requirements, you may be subject to an annual minimum balance fee or account closure. For more information, refer to “Minimum Investment Requirements.”)

•	New Janus fund non-retirement accounts established by an exchange (or exchange purchases to an existing Roth IRA) resulting from a required minimum distribution from a retirement account do not have an initial minimum investment requirement. (If your Janus fund account balance does not meet the minimum investment requirements, you may be subject to an annual minimum balance fee or account closure. For more information, refer to “Minimum Investment Requirements.”)

•	Exchanges between existing Janus fund accounts must meet the $100 subsequent investment requirement.

•	For Systematic Exchanges, if no date is specified on your request, systematic exchanges will be made on the 20th of each month. You may establish this option for as little as $100 per exchange. If the balance in the Janus fund account you are exchanging from falls below the Systematic Exchange amount, all remaining shares will be exchanged and your Systematic Exchange Program will be discontinued.

•	The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you make more than one round trip in the Fund in a 90-day period and may bar future purchases in the Fund or any of the other Janus funds. Different restrictions may apply if you invest through an intermediary. For more information about the Funds’ policy on excessive trading, refer to “Excessive Trading.”

•	Each Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time.

•	With certain exceptions, exchanges between Janus fund accounts will be accepted only if the registrations are identical. If you are exchanging into a closed Janus fund, you will need to meet criteria for investing in the closed fund. For more information, refer to Closed Fund Policies in the “Other Information” section of this Prospectus.

Note: For the fastest and easiest way to exchange shares, log on to janus.com/individual* 24 hours a day, 7 days a week.

*	Certain account types and transactions are not available via janus.com. For more information, access janus.com/individual or refer to this Shareholder’s Manual.

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PAYMENT OF REDEMPTION PROCEEDS

As previously noted, with certain limited exceptions, the Funds are generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, once you close your account, you may not make additional investments in the Funds.

By Electronic Transfer – Generally all accounts are automatically eligible for the electronic redemption option if bank information is provided.

•	Next Day Wire Transfer – Your redemption proceeds can be electronically transferred to your predesignated bank account on the next bank business day after receipt of your redemption request (wire transfer). You may be charged a fee for each wire transfer, and your bank may charge an additional fee to receive the wire.

•	ACH (Automated Clearing House) Transfer – Your redemption proceeds can be electronically transferred to your predesignated bank account on or about the second bank business day after receipt of your redemption request. There is no fee associated with this type of electronic transfer.

By Check – Redemption proceeds will be sent to the shareholder(s) of record at the address of record normally within seven days after receipt of a valid redemption request. During the 10 days following an address change, requests for redemption checks to be sent to a new address require a signature guarantee.

By Systematic Redemption – If no date is specified on your request, systematic redemptions will be made on or about the 24th of each month. If the balance in the Janus fund account you are selling from falls to zero, your Systematic Redemption Program will be discontinued.

Generally, orders to sell Shares may be initiated at any time at janus.com/individual, by telephone, or in writing. Certain accounts may require a written request. If the Shares being sold were purchased by check or automated investment, the Funds can delay the payment of your redemption proceeds for up to 15 days from the day of purchase to allow the purchase to clear. In addition, there may be a delay in the payment of your redemption proceeds if you request a redemption by electronic transfer and your bank information is new. Unless you provide alternate instructions, your proceeds will be invested in Shares of Janus Money Market Fund during the 15-day hold period.

Each Fund reserves the right to postpone payment of redemption proceeds for up to seven calendar days. Additionally, the right to require the Funds to redeem their Shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

Note: For the fastest and easiest way to redeem shares, log on to janus.com/individual* 24 hours a day, 7 days a week.

*	Certain account types and transactions are not available via janus.com. For more information, access janus.com/individual or refer to this Shareholder’s Manual.

Large Shareholder Redemptions
Certain large shareholders, such as other funds, individuals, accounts, and Janus affiliates, may from time to time own (beneficially or of record) or control a significant percentage of a Fund’s Shares. Redemptions by these large shareholders of their holdings in a Fund may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments result in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, which could lead to an increase in the Fund’s expense ratio.

Redemptions In-Kind
Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, or in connection with the liquidation of a fund, by delivery of securities selected from its assets at its discretion. However, each Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming

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the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash, whereas such costs are borne by the Fund for cash redemptions.

While a Fund may pay redemptions in-kind, a Fund may instead choose to raise cash to meet redemption requests through the sale of fund securities or permissible borrowings. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and may increase brokerage costs.

WRITTEN INSTRUCTIONS

To redeem or exchange all or part of your Shares in writing, your request should be sent to one of the addresses listed under “Doing Business with Janus.” Requests or documents received in a language other than English may be inadvertently delayed or returned due to an inability to accurately translate the intended instructions. Please include the following information:

•	the name of the Janus fund(s) being redeemed or exchanged;
•	the account number(s);
•	the amount of money or number of shares being redeemed or exchanged;
•	the name(s) on the account;
•	the signature(s) of one or more registered account owners; and
•	your daytime telephone number.

SIGNATURE GUARANTEE

A signature guarantee for each registered account owner is required if any of the following is applicable:

•	You request a redemption by check above a certain dollar amount.
•	You would like a check made payable to anyone other than the shareholder(s) of record.
•	You would like a check mailed to an address that has been changed within 10 days of the redemption request.
•	You would like a check mailed to an address other than the address of record.
•	You would like your redemption proceeds sent to a bank account other than a bank account of record.

The Funds reserve the right to require a signature guarantee under other circumstances or to reject or delay a redemption on certain legal grounds.

A signature guarantee may be refused if any of the following is applicable:

•	It does not appear valid or in good form.
•	The transaction amount exceeds the surety bond limit of the signature guarantee.
•	The guarantee stamp has been reported as stolen, missing, or counterfeit.

How to Obtain a Signature Guarantee
A signature guarantee assures that a signature is genuine. The signature guarantee protects shareholders from unauthorized account transfers. The following financial institutions may guarantee signatures: banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange. Call your financial institution to see if it has the ability to guarantee a signature. A signature guarantee cannot be provided by a notary public.

EXCESSIVE TRADING

Excessive Trading Policies and Procedures
The Trustees have adopted policies and procedures with respect to short-term and excessive trading of Fund shares (“excessive trading”). Each Fund is intended for long-term investment purposes only, and the Funds will take reasonable steps to attempt to detect and deter short-term and excessive trading. Transactions placed in violation of the Funds’ exchange limits or excessive trading policies may be cancelled or revoked by a Fund by the next business day following receipt by the Fund. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. Direct investors should be aware that the Funds are also available for purchase through third party intermediaries. As described below, the Funds may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and redemptions of the Funds’ shares by multiple investors are aggregated by the intermediary and presented to the Funds on a net basis, may effectively conceal the identity of individual investors and their

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transactions from the Funds and their agents. This makes the elimination of excessive trading in the accounts impractical without the assistance of the intermediary.

The Janus funds attempt to deter excessive trading through at least the following methods:

•	exchange limitations as described under “Exchanges;”
•	trade monitoring; and
•	fair valuation of securities as described under “Pricing of Fund Shares.”

Generally, a purchase and redemption of Shares from the same Fund (i.e., “round trip”) within 90 calendar days may result in enforcement of a Fund’s excessive trading policies and procedures with respect to future purchase orders, provided that each Fund reserves the right to reject any purchase request as explained above.

The Funds monitor for patterns of shareholder frequent trading and may suspend or permanently terminate the exchange privilege of any investor who makes more than one round trip in a Fund over a 90-day period, and may bar future purchases into the Fund and any of the other Janus funds by such investor. The Funds’ excessive trading policies generally do not apply to (i) a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice; (ii) transactions in the Janus funds by a Janus “fund of funds,” which is a fund that primarily invests in other Janus mutual funds; and (iii) identifiable transactions by certain funds of funds and asset allocation programs to realign portfolio investments with existing target allocations.

The Funds’ Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days’ notice to shareholders of that fund.

Investors in other share classes who place transactions through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Funds’ excessive trading policies and procedures and may be rejected in whole or in part by a Fund. The Funds, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Funds, and thus the Funds may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the Funds’ excessive trading policies may be cancelled or revoked by a Fund by the next business day following receipt by that Fund.

In an attempt to detect and deter excessive trading in omnibus accounts, the Funds or their agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting future purchases by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Funds’ ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems’ capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

Certain transactions in Fund shares, such as periodic rebalancing through intermediaries (no more frequently than every 60 days) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Funds’ methods to detect and deter excessive trading.

Each Fund also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund’s portfolio managers believe they would be unable to invest the money effectively in accordance with the Fund’s investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

The Funds’ policies and procedures regarding excessive trading may be modified at any time by the Funds’ Trustees.

Excessive Trading Risks
Excessive trading may present risks to a Fund’s long-term shareholders. Excessive trading into and out of a Fund may disrupt portfolio investment strategies, may create taxable gains to remaining Fund shareholders, and may increase Fund expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

Underlying funds that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by an underlying fund, which, in turn, may be held by a Fund, based on events occurring after the close of a foreign market that may not be reflected in the underlying fund’s NAV (referred to as “price arbitrage”). Such arbitrage opportunities may also arise in underlying funds which do not invest in foreign

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securities, for example, when trading in a security held by an underlying fund is halted and does not resume prior to the time the underlying fund calculates its NAV (referred to as “stale pricing”). Underlying funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that the underlying fund’s valuation of a security differs from the security’s market value, short-term arbitrage traders may dilute the NAV of the underlying fund or a Fund, which negatively impacts long-term shareholders. Although the underlying funds have adopted valuation policies and procedures intended to reduce an underlying fund’s exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of shares held by the underlying fund.

Although the Funds take steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, for share classes sold through financial intermediaries, the Funds may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the Funds’ identification of excessive trading transactions in the Funds through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the Funds encourage intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Funds cannot eliminate completely the possibility of excessive trading.

Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Funds.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION

The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds’ portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.

•	Full Holdings. Each Fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Portfolio holdings consisting of at least the names of the holdings are generally available on a calendar quarter-end basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under each Fund’s Holdings & Details tab at janus.com/allfunds.

Each Fund may provide, upon request, historical full holdings on a monthly basis for periods prior to the previous quarter-end subject to a written confidentiality agreement.

•	Top Holdings. Each Fund’s top portfolio holdings, in order of position size and as a percentage of a Fund’s total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag.

•	Other Information. The underlying funds may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors, and specific portfolio level performance attribution information and statistics monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Top performance contributors/detractors provided at calendar quarter-end may include the percentage of contribution/detraction to an underlying fund’s performance.

Full portfolio holdings will remain available on the Janus websites at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Janus Capital may exclude from publication on its websites all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. Under extraordinary circumstances, exceptions to the Mutual Fund Holdings Disclosure Policies and Procedures may be made by Janus Capital’s Chief Investment Officer(s) or their delegates. All exceptions shall be preapproved by the Chief Compliance Officer or his designee. Such exceptions may be made without prior notice to shareholders. A summary of the Funds’ portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Funds’ SAI.

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SHAREHOLDER SERVICES AND ACCOUNT POLICIES

Address Changes
For the easiest way to change the address on your account, visit janus.com/individual. You may also call a Janus representative or send a written request signed by one or more shareholder(s) of record. Include the name of the Janus fund(s) you hold, the account number(s), the name(s) on the account, and both the old and new addresses. Certain options may be suspended for 10 days following an address change unless a signature guarantee is provided.

Bank Account Changes
For the easiest way to change your bank account of record or add new bank account information to your account, visit janus.com/individual. You may also send a written request signed by the shareholder of record or by each shareholder of record if more than one. Please note that you may change or add bank information online at janus.com/individual for purchases only. Certain accounts may require a written notice and, in some instances, bank privileges may not be available. We cannot accept changes or additions to bank account redemption options online at janus.com/individual or over the telephone. If multiple account owners are named on the added bank account, at least one name on the bank account must match one name on the Fund account. There may be a delay in the payment of your redemption proceeds if you request a redemption by electronic transfer to a new bank or bank account.

Distributions
Generally, all income dividends and capital gains distributions will automatically be reinvested in your Fund account. If you wish to change your distribution option, please visit janus.com/individual, call a Janus representative, or send a written request signed by one or more shareholder(s) of record.

Your non-retirement Fund account distribution checks may be reinvested in your Fund account if you do not cash them within one year of the date they were written. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Involuntary Redemptions
The Funds reserve the right to close an account if the shareholder is deemed to engage in activities which are illegal or otherwise believed to be detrimental to the Funds. This includes, but is not limited to, accounts that a Fund or its agents believe are engaged in market timing. Any time shares are redeemed in a taxable account, it is considered a taxable event. You are responsible for any tax liabilities associated with an involuntary redemption of your account.

Lost (Unclaimed/Abandoned) Accounts
It is important that the Funds maintain a correct address for each shareholder. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Funds as undeliverable. Based upon statutory requirements for returned mail, Janus will attempt to locate the shareholder or rightful owner of the account. If Janus is unable to locate the shareholder, then Janus is legally obligated to deem the property “unclaimed” or “abandoned,” and subsequently escheat (or transfer) unclaimed property (including shares of a mutual fund) to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. Further, your mutual fund account may be deemed “unclaimed” or “abandoned,” and subsequently transferred to your state of residence if no activity (as defined by that state) occurs within your account during the time frame specified in your state’s unclaimed property laws. The shareholder’s last known address of record determines which state has jurisdiction. Interest or income is not earned on redemption or distribution check(s) sent to you during the time the check(s) remained uncashed.

Online and Telephone Transactions
You may initiate many transactions through janus.com/individual or by calling Janus XpressLine™. You may also contact a Janus representative. Generally all new accounts automatically receive online and telephone transaction privileges including redemption privileges. If you do not want to receive these privileges, please call a Janus representative. The Funds and their agents will not be responsible for any losses, costs, or expenses resulting from unauthorized transactions when reasonable procedures designed to verify the identity of the online user or caller are followed.

Your ability to access your account or transact business electronically may be impacted due to unexpected circumstances, such as system outages, or during periods of increased web activity. For example, periods of substantial market change or other unexpected events can contribute to high call volumes, which may delay your ability to reach a Janus representative by telephone.

If you experience difficulty transacting business with us through a particular method, please consider using an alternate method, such as visiting janus.com/individual, calling Janus XpressLine™, contacting a Janus representative by telephone, or sending written instructions to complete your transaction. Please remember that purchase, exchange, or redemption requests

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must be received in good order by a Fund or its agents prior to the close of the regular trading session of the NYSE in order to receive that day’s NAV.

Your account information, including online credentials, should be kept private, and you should immediately review any account statements that you receive from Janus. Someone other than you could act on your account if that person is able to provide the required identifying information. Contact Janus immediately about any transactions you believe to be unauthorized.

Registration Changes
To change the name on an account, the shares are generally transferred to a new account. In some cases, legal documentation may be required. Please visit janus.com/individual or call a Janus representative for further instructions.

Statements, Reports, and Prospectuses
We will send you quarterly confirmations of all transactions. You may elect at janus.com/edelivery to discontinue delivery of your paper statements, and instead receive them online. In addition, at janus.com/individual, the Funds will send you an immediate transaction confirmation statement after every non-systematic transaction. If you have not elected to receive online statements, your confirmation will be mailed within three days of the transaction. The Funds reserve the right to charge a fee for additional account statement requests.

The Funds produce financial reports that include a complete list of each of the Funds’ portfolio holdings semiannually, and update their prospectus annually. You may elect to receive these reports and prospectus updates electronically at janus.com/edelivery. The Funds’ fiscal year ends June 30.

Unless you instruct Janus otherwise by contacting a Janus representative, the Funds will mail only one report or prospectus to your address of record (“household”), even if more than one person in your household has a Fund account. This process, known as “householding,” reduces the amount of mail you receive and helps lower Fund expenses. If you decide that you no longer want the mailing of these documents to be combined with the other members of your household, please call a Janus representative or send a written request signed by one or more shareholder(s) of record. Individual copies will be sent within thirty (30) days after the Funds receive your instructions.

Taxpayer Identification Number
On the application or other appropriate forms, you may be asked to certify that your Social Security or employer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding, or you did not certify your taxpayer identification number, the IRS requires the Funds to withhold a certain percentage (at the currently applicable rate) of any dividends paid and redemption or exchange proceeds. In addition to this backup withholding, you may be subject to a $50 fee to reimburse the Funds for any penalty that the IRS may impose.

Temporary Suspension of Services
The Funds or their agents may, in case of emergency, temporarily suspend telephone transactions and other shareholder services. As previously noted, the Funds may postpone payment of redemption proceeds for up to seven calendar days. In addition, the right to require the Funds to redeem their Shares may be suspended or the date of payment may be postponed beyond seven calendar days whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable. The exchange privilege may also be suspended in these circumstances.

Please retain this Supplement with your records.

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Janus Investment Fund

Class D Shares

Janus Diversified Alternatives Fund

(the “Fund”)

Supplement dated June 1, 2015
to Currently Effective Prospectus

Effective with the launch of the Fund’s new website, the following replaces the Shareholder’s Manual in its entirety:

Shareholder’s manual

This Shareholder’s Manual is for those shareholders investing directly with the Fund. This section will help you become familiar with the different types of accounts you can establish with Janus. It also explains in detail the wide array of services and features you can establish on your account, as well as describes account policies and fees that may apply to your account. Account policies (including fees), services, and features may be modified or discontinued without shareholder approval or prior notice.

With certain limited exceptions, the Fund is generally available only to shareholders residing in the United States and employees of Janus or its affiliates. For purposes of this policy, the Fund requires that a shareholder and/or entity be a U.S. citizen residing in the United States or a U.S. Territory (including overseas U.S. military or diplomatic addresses) or a resident alien residing in the United States or a U.S. Territory with a valid U.S. Taxpayer Identification Number to open an account with the Fund.

DOING BUSINESS WITH JANUS

The Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus funds. The Shares are available only to investors who hold accounts directly with the Janus funds, to immediate family members or members of the same household of an eligible individual investor, and to existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus funds. Under certain limited circumstances, shareholders of other Janus share classes who no longer wish to hold shares through an intermediary may be eligible to purchase Class D Shares.

In addition, directors, officers, and employees of Janus Capital Group Inc. (“JCGI”) and its affiliates, as well as Trustees and officers of the Fund, may purchase Class D Shares. Under certain circumstances, where there has been a change in the form of ownership due to, for example, mandatory retirement distributions, legal proceedings, estate settlements, or the gifting of Shares, the recipient of Class D Shares may continue to purchase Class D Shares.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. You should carefully consider which class of shares to purchase. Certain classes have higher expenses than other classes, which may lower the return on your investment. If you would like additional information about the other available share classes, please call 1-800-525-3713.

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Online – janus.com – 24 hours a day, 7 days a week

At janus.com/individual* existing shareholders can:

•	Obtain Fund information and performance
•	Review your account or your complete portfolio
•	Buy, exchange, and sell Janus funds
•	Update personal information
•	Receive electronic daily, quarterly, and year-end statements, semiannual and annual reports, prospectuses, and tax forms
•	Analyze the fees associated with your investment (www.finra.org/fundanalyzer)

*	New accounts can only be opened via written request. In addition, certain account or transaction types may be restricted from being processed through janus.com. If you would like more information about these restrictions, please contact a Janus representative.

Janus XpressLinetm 1-888-979-7737 • 24-hour automated phone system Janus Representatives 1-800-525-3713 TDD For the speech and hearing impaired. 1-800-525-0056	Mailing Address Janus P.O. Box 55932 Boston, MA 02205-5932 For Overnight Mail Janus 30 Dan Road, Suite 55932 Canton, MA 02021-2809

MINIMUM INVESTMENTS*

To open a new regular Fund account	$2,500

To open a new UGMA/UTMA account, Coverdell Education Savings Account, or a retirement Fund account
• without an automatic investment program	$1,000
• with an automatic investment program of $50 per month	$500

To add to any existing type of Fund account without an automatic investment program	$100

*	The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part. Participants in certain retirement plans, including but not limited to, Janus prototype Money Purchase Pension and Profit Sharing plans, SEP IRAs, SAR SEP IRAs, or outside qualified retirement plans, may not be subject to the stated minimums. Employees of Janus Capital, its wholly-owned subsidiaries, INTECH, and Perkins may open Fund accounts for $100.

Minimum Investment Requirements
Due to the proportionately higher costs of maintaining small accounts, the Fund reserves the right to deduct an annual $25 minimum balance fee per Fund account (paid to Janus Services) with values below the minimums described under “Minimum Investments” or to close Fund accounts valued at less than $100. This policy may not apply to accounts that fall below the minimums solely as a result of market value fluctuations or to those accounts not subject to a minimum investment requirement. The fee or account closure will occur during the fourth quarter of each calendar year. You may receive written notice before we charge the $25 fee or close your account so that you may increase your account balance to the required minimum provided you meet certain residency eligibility requirements. Please note that you may incur a tax liability as a result of the fee being charged or the redemption.

TYPES OF ACCOUNT OWNERSHIP

Please refer to janus.com/individual for the appropriate account application and for information related to maintaining an account.

Individual or Joint Ownership
Individual accounts are owned by one person. Joint accounts have two or more owners.

Trust
An established trust can open an account. The names of each trustee, the name of the trust, and the date of the trust agreement must be included on the application.

Business Accounts
Corporations and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of the partnership.

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TAX-DEFERRED ACCOUNTS

Please refer to janus.com/individual for the appropriate account application and for information related to maintaining an account. Certain tax-deferred accounts can only be maintained via written request. Please contact a Janus representative for more information.

If you are eligible, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes. A contribution to certain of these plans may also be tax deductible. The types of tax-deferred accounts that may be opened with Janus are described below. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

Investing for Your Retirement
Please visit janus.com/individual or call a Janus representative for more complete information regarding the different types of IRAs available. Distributions from these plans may be subject to income tax and generally to an additional tax if withdrawn prior to age 59 1/2 or used for a nonqualifying purpose.

Traditional and Roth IRAs
Both IRAs allow most individuals with earned income to contribute up to the lesser of $5,500 or 100% of compensation, with future years increased by cost-of-living adjustments. In addition, IRA holders age 50 or older may contribute $1,000 more than these limits.

Simplified Employee Pension (“SEP”) IRA
This plan allows small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any eligible employee(s). A SEP requires an IRA (a “SEP-IRA”) to be set up for each SEP participant.

Profit Sharing or Money Purchase Pension Plans
These plans are open to corporations, partnerships, and small business owners (including sole proprietors) for the benefit of their employees and themselves. You may only maintain this type of account via written request. Please contact a Janus representative for more information.

ACCOUNTS FOR THE BENEFIT OF A CHILD

Custodial Accounts (UGMA or UTMA)
An UGMA/UTMA account is a custodial account managed for the benefit of a minor.

Coverdell Education Savings Account
This tax-deferred plan allows individuals, subject to certain income limitations, to contribute up to $2,000 annually on behalf of any child under the age of 18. Contributions are also allowed on behalf of children with special needs beyond age 18. Distributions are generally tax-free when used for qualified education expenses.

Please refer to the following for information regarding opening an account and conducting business with Janus.

TO OPEN AN ACCOUNT OR BUY SHARES

New accounts can only be opened via written request. Please visit janus.com/individual or contact a Janus representative for more information.

As previously noted, with certain limited exceptions, the Fund is generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, you may not be able to open an account or buy additional shares.

By Mail/In Writing

•	To open your Fund account, complete and sign the appropriate application. Make your check payable to Janus or elect a one-time electronic withdrawal from your bank account as noted on the appropriate application.

•	To buy additional shares, complete the remittance slip accompanying your confirmation statement. If you are making a purchase into a retirement account, please indicate whether the purchase is a rollover or a current or prior year contribution. Send your check and remittance slip or written instructions to the address listed on the slip.

Online

•	You may buy additional shares in an existing Fund account. You may elect to have Janus electronically withdraw funds from your designated bank account. A real-time confirmation of your transaction will be provided via janus.com/individual.

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By Telephone

•	For an existing account, you may use Janus XpressLine™ to buy shares 24 hours a day, or you may call a Janus representative during normal business hours. Janus will electronically withdraw funds from your designated bank account.
•	You may also buy shares by wiring money from your bank account to your Fund account. For wiring instructions, call a Janus representative.

By Automated Investments

•	To buy additional shares through the Automatic Investment Program, you select the frequency with which your money ($50 minimum) will be electronically transferred from your bank account to your Fund account. Certain tax-deferred accounts are not eligible for automated investments.
•	You may buy additional shares using Payroll Deduction if your employer can initiate this type of transaction. You may have all or a portion of your paycheck ($50 minimum) invested directly into your Fund account.

Note:	For more information, refer to “Paying for Shares.”

TO EXCHANGE SHARES

As previously noted, with certain limited exceptions, the Fund is generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, the exchange privilege may not be available.

Online

•	Exchanges may generally be made online at janus.com/individual.

By Telephone

•	Generally all accounts are automatically eligible to exchange shares by telephone. To exchange all or a portion of your shares into any other available Janus fund, call Janus XpressLine™ or a Janus representative.

By Mail/In Writing

•	To request an exchange in writing, please follow the instructions in “Written Instructions.”

By Systematic Exchange

•	You determine the amount of money you would like automatically exchanged from one Fund account to another on any day of the month.

Note:	For more information, refer to “Exchanges.”

TO SELL SHARES

As previously noted, with certain limited exceptions, the Fund is generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, once you close your account, you may not make additional investments in the Fund.

Online

•	Redemptions may be made online at janus.com/individual.

By Telephone

•	Generally all accounts are automatically eligible to sell shares by telephone. To sell all or a portion of your shares, call Janus XpressLine™ or a Janus representative. The Fund reserves the right to limit the dollar amount that you may redeem from your account by telephone.

By Mail/In Writing

•	To request a redemption in writing, please follow the instructions in “Written Instructions.”

By Systematic Redemption

•	This program allows you to sell shares worth a specific dollar amount from your Fund account on a regular basis.

Note:	For more information, refer to “Payment of Redemption Proceeds.”

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PRICING OF FUND SHARES

The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of outstanding shares of the class. The Fund’s NAV is calculated as of the close of the regular trading session of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time) each day that the NYSE is open (“business day”). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the Securities and Exchange Commission (“SEC”). Foreign securities held by the Fund may be traded on days and at times when the NYSE is closed and the NAV is therefore not calculated. Accordingly, the value of the Fund’s holdings may change on days that are not business days in the United States and on which you will not be able to purchase or redeem the Fund’s Shares.

All purchases, exchanges, and redemptions will be duly processed at the NAV as described under “Policies in Relation to Transactions” after your request is received in good order by the Fund or its agents. The Fund’s per share class NAV is available at janus.com/allfunds (or janus.com/advisor/mutual-funds for all other available share classes).

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees. To the extent available, equity securities are generally valued on the basis of market quotations. Most fixed-income securities are typically valued using an evaluated bid price supplied by an approved pricing service that is intended to reflect market value. The evaluated bid price is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term instruments maturing within 60 days or less may be valued at amortized cost, which approximates market value. If a market quotation or evaluated price for a security is not readily available or is deemed unreliable, or if an event that is expected to affect the value of the security occurs after the close of the principal exchange or market on which the security is traded, and before the close of the NYSE, a fair value of the security will be determined in good faith under the policies and procedures. Such events include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a non-significant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. This type of fair value pricing may be more commonly used with foreign equity securities, but it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities, and forward contracts stated in foreign currency are generally translated into U.S. dollar equivalents at the prevailing market rates. The Fund uses systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Due to the subjective nature of systematic fair value pricing, the Fund’s value for a particular security may be different from the last quoted market price. Systematic fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of the Fund’s portfolio securities and the reflection of such change in the Fund’s NAV, as further described in the “Excessive Trading” section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as “stale pricing”). Funds that hold thinly-traded securities, such as certain small-capitalization securities or high-yield fixed-income securities, may be subject to attempted use of arbitrage techniques. To the extent that the Fund’s valuation of a security is different from the security’s market value, short-term arbitrage traders buying and/or selling shares of the Fund may dilute the NAV of the Fund, which negatively impacts long-term shareholders. The Fund’s fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

The Subsidiary prices its portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Fund. The value of the securities of other open-end funds held by the Fund, if any, will be calculated using the NAV of such open-end funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

Policies in Relation to Transactions
All requests, including but not limited to, exchanges between the Fund and other Janus funds, purchases by check or automated investment, redemptions by wire transfer, ACH transfer, or check, must be received in good order by the Fund or its agents prior to the close of the regular trading session of the NYSE (normally 4:00 p.m. New York time) in order to

5

receive that day’s NAV. Transaction requests submitted in writing and mailed to Janus’ P.O. Box, once delivered, are considered received for processing the following business day. Transactions involving funds which pay dividends will generally begin to earn dividends, as applicable, on the first bank business day following the date of purchase.

ADMINISTRATIVE SERVICES FEES

The Fund pays an annual administrative services fee of 0.12% of net assets of Class D Shares. These administrative services fees are paid by Class D Shares of the Fund. Janus Services provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports.

PAYMENTS TO FINANCIAL INTERMEDIARIES BY JANUS CAPITAL OR ITS AFFILIATES

With respect to other share classes not offered in this Prospectus, Janus Capital or its affiliates may pay fees, from their own assets, to selected brokerage firms, banks, financial advisors, retirement plan service providers, and other financial intermediaries that sell the Janus funds for distribution, marketing, promotional, or related services, and/or for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation (“NSCC”) or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of services or other services. Shareholders investing through an intermediary should consider whether such arrangements exist when evaluating any recommendations from an intermediary and when considering which share class of a fund is most appropriate.

In addition, Janus Capital or its affiliates may also share certain marketing expenses with intermediaries, or pay for, or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting, or business building programs for such financial intermediaries to raise awareness of the Fund. Janus Capital or its affiliates may make payments to participate in intermediary marketing support programs which may provide Janus Capital or its affiliates with one or more of the following benefits: attendance at sales conferences, participation in meetings or training sessions, access to or information about intermediary personnel, use of an intermediary’s marketing and communication infrastructure, fund analysis tools, business planning and strategy sessions with intermediary personnel, information on industry- or platform-specific developments, trends and service providers, and other marketing-related services. Such payments may be in addition to, or in lieu of, the payments described above. These payments are intended to promote the sales of Janus funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Janus funds to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Janus funds available to their customers.

The receipt of (or prospect of receiving) payments described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds’ shares over sales of other mutual funds (or non-mutual fund investments) or to favor sales of one class of Janus funds’ shares over sales of another Janus funds’ share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Janus funds within such financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Janus funds in various ways within such financial intermediary’s organization.

From time to time, certain financial intermediaries approach Janus Capital to request that Janus Capital make contributions to certain charitable organizations. In these cases, Janus Capital’s contribution may result in the financial intermediary, or its salespersons, recommending Janus funds over other mutual funds (or non-mutual fund investments).

The payment arrangements described above will not change the price an investor pays for Shares nor the amount that a Janus fund receives to invest on behalf of the investor. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell Shares of the Fund and, if applicable, when considering which share class of the Fund is most appropriate for you.

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PAYING FOR SHARES

As previously noted, with certain limited exceptions, the Fund is generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, you may not be able to buy shares.

Please note the following when purchasing Shares:

•	Cash, credit cards, third party checks (with certain limited exceptions), travelers cheques, credit card checks, line of credit checks, or money orders will not be accepted.

•	All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks or an accepted non-U.S. bank.

•	Purchases initiated using a bill-pay service (or an equivalent) and presented either electronically or in the form of a check are considered direct deposit transactions.

•	When purchasing Shares through the Automatic Investment Program, your automatic investment selection(s) will generally be active within three days following receipt of your authorization for the date and amount you specify. If no date or dollar amount is specified on your application, investments of $50 will be made on the 20th of each month. If the balance in the Janus fund account you are buying into falls to zero as the result of a redemption, exchange, or minimum balance fee, your Automatic Investment Program will be discontinued.

•	We may make additional attempts to debit your predesignated bank account for automated investments that initially fail. You are liable for any costs associated with these additional attempts. If your automated investment fails, you may purchase Shares of the Fund by submitting good funds via another method accepted by the Fund (e.g., by wire transfer). In this case, your purchase will be processed at the next NAV determined after we receive good funds, not at the NAV available as of the date of the original request.

•	The Fund reserves the right to reject any purchase order, including exchange purchases, for any reason. The Fund is not intended for excessive trading. For more information about the Fund’s policy on excessive trading, refer to “Excessive Trading.”

•	If all or a portion of a purchase is received for investment without a specific fund designation, for investment in one of our closed funds, or for investment in a fund that is not yet available for public sale, the undesignated amount or entire investment, as applicable, will be invested in Janus Money Market Fund. For investments without a specific fund designation, where you own a single Fund account with a current balance greater than zero, the investment will be applied to that Fund account. For investments without a specific fund designation, where you own two or more Fund accounts with current balances greater than zero, and for investments in closed funds, unless you later direct Janus to (i) buy shares of another Janus fund or (ii) sell shares of Janus Money Market Fund and return the proceeds (including any dividends earned) to you, Janus will treat your inaction as approval of the purchase of Janus Money Market Fund. If you hold shares of a closed fund and submit an order directly to Janus for your account in that closed fund, your account must be open and your order must clearly indicate that you are currently a shareholder of the closed fund, or your money will be invested in Janus Money Market Fund. If you submit an order to buy shares of a fund that is not yet available for investment (during a subscription period), your investment will be held in Janus Money Market Fund until the new fund’s commencement of operations. At that time, your investment (including any dividends) will be automatically exchanged from Janus Money Market Fund to the new fund. All orders for purchase, exchange, or redemption will receive the NAV as described under “Policies in Relation to Transactions.”

•	For Fund purchases by check, if your check does not clear for any reason, your purchase will be cancelled.

•	If your purchase is cancelled for any reason, you will be responsible for any losses or fees imposed by your bank and may be responsible for losses that may be incurred as a result of any decline in the value of the cancelled purchase.

In compliance with the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”), Janus is required to verify certain information on your account application as part of its Anti-Money Laundering Program. You will be required to provide your full name, date of birth, social security number, and permanent street address to assist in verifying your identity. You may also be asked to provide documents that may help to establish your identity. Until verification of your identity is made, Janus may temporarily limit additional share purchases. In addition, Janus may close an account if it is unable to verify a shareholder’s identity. Please contact a Janus representative if you need additional assistance when completing your application or additional information about the Anti-Money Laundering Program.

In an effort to ensure compliance with this law, Janus’ Anti-Money Laundering Program (the “Program”) provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

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The Fund has also adopted an identity theft policy (“Red Flag Policy”) to detect, prevent, and mitigate patterns, practices, or specific activities that indicate the possible existence of identity theft. The Fund is required by law to obtain certain personal information which will be used to verify your identity. The Red Flag Policy applies to the opening of Fund accounts and activity with respect to existing accounts.

EXCHANGES

As previously noted, with certain limited exceptions, the Fund is generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, the exchange privilege may not be available.

Please note the following when exchanging shares:

•	An exchange represents the redemption (or sale) of shares from the Fund and the purchase of shares of another fund, which may produce a taxable gain or loss in a non-retirement account.

•	You may generally exchange Shares of the Fund for Shares of the same class of any other fund in the Trust.

•	You may also exchange shares of one class for another class of shares within the same fund, provided the eligibility requirements of the class of shares to be received are met. The Fund’s fees and expenses differ between share classes. Exchanging from a direct share class to one held through an intermediary typically results in increased expenses. This is because share classes distributed through intermediaries include additional fees for administration and/or distribution to pay for services provided by intermediaries. Please read the Prospectus for the share class you are interested in prior to investing in that share class.

•	New regular Janus fund accounts established by exchange must be opened with $2,500 or the total account value if the value of the Janus fund account you are exchanging from is less than $2,500. (If your Janus fund account balance does not meet the minimum investment requirements, you may be subject to an annual minimum balance fee or account closure. For more information, refer to “Minimum Investment Requirements.”)

•	UGMA/UTMA accounts, Traditional or Roth IRAs, Simplified Employee Pension IRAs, and Coverdell Education Savings Accounts established by exchange must meet the minimum investment requirements previously described. If the value of the Janus fund account you are exchanging from is less than the stated minimum, you must exchange the entire balance. (If your Janus fund account balance does not meet the minimum investment requirements, you may be subject to an annual minimum balance fee or account closure. For more information, refer to “Minimum Investment Requirements.”)

•	New Janus fund non-retirement accounts established by an exchange (or exchange purchases to an existing Roth IRA) resulting from a required minimum distribution from a retirement account do not have an initial minimum investment requirement. (If your Janus fund account balance does not meet the minimum investment requirements, you may be subject to an annual minimum balance fee or account closure. For more information, refer to “Minimum Investment Requirements.”)

•	Exchanges between existing Janus fund accounts must meet the $100 subsequent investment requirement.

•	For Systematic Exchanges, if no date is specified on your request, systematic exchanges will be made on the 20th of each month. You may establish this option for as little as $100 per exchange. If the balance in the Janus fund account you are exchanging from falls below the Systematic Exchange amount, all remaining shares will be exchanged and your Systematic Exchange Program will be discontinued.

•	The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you make more than one round trip in the Fund in a 90-day period and may bar future purchases in the Fund or any of the other Janus funds. Different restrictions may apply if you invest through an intermediary. For more information about the Fund’s policy on excessive trading, refer to “Excessive Trading.”

•	The Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time.

•	With certain exceptions, exchanges between Janus fund accounts will be accepted only if the registrations are identical. If you are exchanging into a closed Janus fund, you will need to meet criteria for investing in the closed fund. For more information, refer to Closed Fund Policies in the “Other Information” section of this Prospectus.

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Note: For the fastest and easiest way to exchange shares, log on to janus.com/individual* 24 hours a day, 7 days a week.

*	Certain account types and transactions are not available via janus.com. For more information, access janus.com/individual or refer to this Shareholder’s Manual.

PAYMENT OF REDEMPTION PROCEEDS

As previously noted, with certain limited exceptions, the Fund is generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, once you close your account, you may not make additional investments in the Fund.

By Electronic Transfer – Generally all accounts are automatically eligible for the electronic redemption option if bank information is provided.

•	Next Day Wire Transfer – Your redemption proceeds can be electronically transferred to your predesignated bank account on the next bank business day after receipt of your redemption request (wire transfer). You may be charged a fee for each wire transfer, and your bank may charge an additional fee to receive the wire.

•	ACH (Automated Clearing House) Transfer – Your redemption proceeds can be electronically transferred to your predesignated bank account on or about the second bank business day after receipt of your redemption request. There is no fee associated with this type of electronic transfer.

By Check – Redemption proceeds will be sent to the shareholder(s) of record at the address of record normally within seven days after receipt of a valid redemption request. During the 10 days following an address change, requests for redemption checks to be sent to a new address require a signature guarantee.

By Systematic Redemption – If no date is specified on your request, systematic redemptions will be made on or about the 24th of each month. If the balance in the Janus fund account you are selling from falls to zero, your Systematic Redemption Program will be discontinued.

Generally, orders to sell Shares may be initiated at any time at janus.com/individual, by telephone, or in writing. Certain accounts may require a written request. If the Shares being sold were purchased by check or automated investment, the Fund can delay the payment of your redemption proceeds for up to 15 days from the day of purchase to allow the purchase to clear. In addition, there may be a delay in the payment of your redemption proceeds if you request a redemption by electronic transfer and your bank information is new. Unless you provide alternate instructions, your proceeds will be invested in Shares of Janus Money Market Fund during the 15-day hold period.

The Fund reserves the right to postpone payment of redemption proceeds for up to seven calendar days. Additionally, the right to require the Fund to redeem its Shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

Note: For the fastest and easiest way to redeem shares, log on to janus.com/individual* 24 hours a day, 7 days a week.

*	Certain account types and transactions are not available via janus.com. For more information, access janus.com/individual or refer to this Shareholder’s Manual.

Large Shareholder Redemptions
Certain large shareholders, such as other funds, individuals, accounts, and Janus affiliates, may from time to time own (beneficially or of record) or control a significant percentage of the Fund’s Shares. Redemptions by these large shareholders of their holdings in the Fund may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments result in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, which could lead to an increase in the Fund’s expense ratio.

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Redemptions In-Kind
Shares normally will be redeemed for cash, although the Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, or in connection with the liquidation of a fund, by delivery of securities selected from its assets at its discretion. However, the Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash, whereas such costs are borne by the Fund for cash redemptions.

While the Fund may pay redemptions in-kind, the Fund may instead choose to raise cash to meet redemption requests through the sale of fund securities or permissible borrowings. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and may increase brokerage costs.

WRITTEN INSTRUCTIONS

To redeem or exchange all or part of your Shares in writing, your request should be sent to one of the addresses listed under “Doing Business with Janus.” Requests or documents received in a language other than English may be inadvertently delayed or returned due to an inability to accurately translate the intended instructions. Please include the following information:

•	the name of the Janus fund(s) being redeemed or exchanged;
•	the account number(s);
•	the amount of money or number of shares being redeemed or exchanged;
•	the name(s) on the account;
•	the signature(s) of one or more registered account owners; and
•	your daytime telephone number.

SIGNATURE GUARANTEE

A signature guarantee for each registered account owner is required if any of the following is applicable:

•	You request a redemption by check above a certain dollar amount.
•	You would like a check made payable to anyone other than the shareholder(s) of record.
•	You would like a check mailed to an address that has been changed within 10 days of the redemption request.
•	You would like a check mailed to an address other than the address of record.
•	You would like your redemption proceeds sent to a bank account other than a bank account of record.

The Fund reserves the right to require a signature guarantee under other circumstances or to reject or delay a redemption on certain legal grounds.

A signature guarantee may be refused if any of the following is applicable:

•	It does not appear valid or in good form.
•	The transaction amount exceeds the surety bond limit of the signature guarantee.
•	The guarantee stamp has been reported as stolen, missing, or counterfeit.

How to Obtain a Signature Guarantee
A signature guarantee assures that a signature is genuine. The signature guarantee protects shareholders from unauthorized account transfers. The following financial institutions may guarantee signatures: banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange. Call your financial institution to see if it has the ability to guarantee a signature. A signature guarantee cannot be provided by a notary public.

EXCESSIVE TRADING

Excessive Trading Policies and Procedures
The Trustees have adopted policies and procedures with respect to short-term and excessive trading of Fund shares (“excessive trading”). The Fund is intended for long-term investment purposes only, and the Fund will take reasonable steps to attempt to detect and deter short-term and excessive trading. Transactions placed in violation of the Fund’s exchange limits or excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund. The trading history of accounts determined to be under common ownership or control within any of the Janus funds

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may be considered in enforcing these policies and procedures. Direct investors should be aware that the Fund is also available for purchase through third party intermediaries. As described below, the Fund may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and redemptions of the Fund’s shares by multiple investors are aggregated by the intermediary and presented to the Fund on a net basis, may effectively conceal the identity of individual investors and their transactions from the Fund and its agents. This makes the elimination of excessive trading in the accounts impractical without the assistance of the intermediary.

The Fund attempts to deter excessive trading through at least the following methods:

•	exchange limitations as described under “Exchanges;”
•	trade monitoring; and
•	fair valuation of securities as described under “Pricing of Fund Shares.”

Generally, a purchase and redemption of Shares from the Fund (i.e., “round trip”) within 90 calendar days may result in enforcement of the Fund’s excessive trading policies and procedures with respect to future purchase orders, provided that the Fund reserves the right to reject any purchase request as explained above.

The Fund monitors for patterns of shareholder frequent trading and may suspend or permanently terminate the exchange privilege of any investor who makes more than one round trip in the Fund over a 90-day period, and may bar future purchases into the Fund and any of the other Janus funds by such investor. The Fund’s excessive trading policies generally do not apply to (i) a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice; (ii) transactions in the Janus funds by a Janus “fund of funds,” which is a fund that primarily invests in other Janus mutual funds; and (iii) identifiable transactions by certain funds of funds and asset allocation programs to realign portfolio investments with existing target allocations.

The Fund’s Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days’ notice to shareholders of that fund.

Investors in other share classes who place transactions through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Fund’s excessive trading policies and procedures and may be rejected in whole or in part by the Fund. The Fund, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Fund, and thus the Fund may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the Fund’s excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund.

In an attempt to detect and deter excessive trading in omnibus accounts, the Fund or its agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting future purchases by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Fund’s ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems’ capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

Certain transactions in Fund shares, such as periodic rebalancing through intermediaries (no more frequently than every 60 days) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Fund’s methods to detect and deter excessive trading.

The Fund also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to the Fund. For example, the Fund may refuse a purchase order if the Fund’s portfolio managers believe they would be unable to invest the money effectively in accordance with the Fund’s investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

The Fund’s policies and procedures regarding excessive trading may be modified at any time by the Fund’s Trustees.

Excessive Trading Risks
Excessive trading may present risks to the Fund’s long-term shareholders. Excessive trading into and out of the Fund may disrupt portfolio investment strategies, may create taxable gains to remaining Fund shareholders, and may increase Fund

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expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

Funds that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a fund based on events occurring after the close of a foreign market that may not be reflected in the fund’s NAV (referred to as “price arbitrage”). Such arbitrage opportunities may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as “stale pricing”). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that the Fund’s valuation of a security differs from the security’s market value, short-term arbitrage traders may dilute the NAV of the Fund, which negatively impacts long-term shareholders. Although the Fund has adopted valuation policies and procedures intended to reduce the Fund’s exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

Although the Fund takes steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, for share classes sold through financial intermediaries, the Fund may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Fund and its agents. This makes the Fund’s identification of excessive trading transactions in the Fund through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the Fund encourages intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Fund cannot eliminate completely the possibility of excessive trading.

Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Fund.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION

The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds’ portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.

•	Full Holdings. The Fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Portfolio holdings consisting of at least the names of the holdings are generally available on a calendar quarter-end basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under the Fund’s Holdings & Details tab at janus.com/allfunds.

The Fund may provide, upon request, historical full holdings on a monthly basis for periods prior to the previous quarter-end subject to a written confidentiality agreement, as well as preapproval of the Chief Compliance Officer and of the Fund’s portfolio managers.

•	Top Holdings. The Fund’s top portfolio holdings, consisting of security names only in alphabetical order and determined according to their notional value, are generally available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag.

•	Other Information. Upon request only, the Fund may provide security breakdowns (e.g., industry, sector, regional, market capitalization, risk premia basket, and asset allocation), and portfolio level performance contribution information and statistics monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. The Fund may elect to provide the top performance contributors/detractors, consisting of security names in alphabetical order, monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag.

Full portfolio holdings will remain available on the Janus websites at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Janus Capital may exclude from publication on its websites all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. Under extraordinary circumstances, exceptions to the Mutual Fund

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Holdings Disclosure Policies and Procedures may be made by Janus Capital’s Chief Investment Officer(s) or their delegates. All exceptions shall be preapproved by the Chief Compliance Officer or his designee. Such exceptions may be made without prior notice to shareholders. A summary of the Fund’s portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Fund’s SAI.

SHAREHOLDER SERVICES AND ACCOUNT POLICIES

Address Changes
For the easiest way to change the address on your account, visit janus.com/individual. You may also call a Janus representative or send a written request signed by one or more shareholder(s) of record. Include the name of the Janus fund(s) you hold, the account number(s), the name(s) on the account, and both the old and new addresses. Certain options may be suspended for 10 days following an address change unless a signature guarantee is provided.

Bank Account Changes
For the easiest way to change your bank account of record or add new bank account information to your account, visit janus.com/individual. You may also send a written request signed by the shareholder of record or by each shareholder of record if more than one. Please note that you may change or add bank information online at janus.com/individual for purchases only. Certain accounts may require a written notice and, in some instances, bank privileges may not be available. We cannot accept changes or additions to bank account redemption options online at janus.com/individual or over the telephone. If multiple account owners are named on the added bank account, at least one name on the bank account must match one name on the Fund account. There may be a delay in the payment of your redemption proceeds if you request a redemption by electronic transfer to a new bank or bank account.

Distributions
Generally, all income dividends and capital gains distributions will automatically be reinvested in your Fund account. If you wish to change your distribution option, please visit janus.com/individual, call a Janus representative, or send a written request signed by one or more shareholder(s) of record.

Your non-retirement Fund account distribution checks may be reinvested in your Fund account if you do not cash them within one year of the date they were written. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Involuntary Redemptions
The Fund reserves the right to close an account if the shareholder is deemed to engage in activities which are illegal or otherwise believed to be detrimental to the Fund. This includes, but is not limited to, accounts that the Fund or its agents believe are engaged in market timing. Any time shares are redeemed in a taxable account, it is considered a taxable event. You are responsible for any tax liabilities associated with an involuntary redemption of your account.

Lost (Unclaimed/Abandoned) Accounts
It is important that the Fund maintain a correct address for each shareholder. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Fund as undeliverable. Based upon statutory requirements for returned mail, Janus will attempt to locate the shareholder or rightful owner of the account. If Janus is unable to locate the shareholder, then Janus is legally obligated to deem the property “unclaimed” or “abandoned,” and subsequently escheat (or transfer) unclaimed property (including shares of a mutual fund) to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. Further, your mutual fund account may be deemed “unclaimed” or “abandoned,” and subsequently transferred to your state of residence if no activity (as defined by that state) occurs within your account during the time frame specified in your state’s unclaimed property laws. The shareholder’s last known address of record determines which state has jurisdiction. Interest or income is not earned on redemption or distribution check(s) sent to you during the time the check(s) remained uncashed.

Online and Telephone Transactions
You may initiate many transactions through janus.com/individual or by calling Janus XpressLine™. You may also contact a Janus representative. Generally all new accounts automatically receive online and telephone transaction privileges including redemption privileges. If you do not want to receive these privileges, please call a Janus representative. The Fund and its agents will not be responsible for any losses, costs, or expenses resulting from unauthorized transactions when reasonable procedures designed to verify the identity of the online user or caller are followed.

Your ability to access your account or transact business electronically may be impacted due to unexpected circumstances, such as system outages, or during periods of increased web activity. For example, periods of substantial market change or

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other unexpected events can contribute to high call volumes, which may delay your ability to reach a Janus representative by telephone.

If you experience difficulty transacting business with us through a particular method, please consider using an alternate method, such as visiting janus.com/individual, calling Janus XpressLine™, contacting a Janus representative by telephone, or sending written instructions to complete your transaction. Please remember that purchase, exchange, or redemption requests must be received in good order by the Fund or its agents prior to the close of the regular trading session of the NYSE in order to receive that day’s NAV.

Your account information, including online credentials, should be kept private, and you should immediately review any account statements that you receive from Janus. Someone other than you could act on your account if that person is able to provide the required identifying information. Contact Janus immediately about any transactions you believe to be unauthorized.

Registration Changes
To change the name on an account, the shares are generally transferred to a new account. In some cases, legal documentation may be required. Please visit janus.com/individual or call a Janus representative for further instructions.

Statements, Reports, and Prospectuses
We will send you quarterly confirmations of all transactions. You may elect at janus.com/edelivery to discontinue delivery of your paper statements, and instead receive them online. In addition, at janus.com/individual, the Fund will send you an immediate transaction confirmation statement after every non-systematic transaction. If you have not elected to receive online statements, your confirmation will be mailed within three days of the transaction. The Fund reserves the right to charge a fee for additional account statement requests.

The Fund produces financial reports that include a complete list of the Fund’s portfolio holdings semiannually, and updates its prospectus annually. You may elect to receive these reports and prospectus updates electronically at janus.com/edelivery. The Fund’s fiscal year ends June 30.

Unless you instruct Janus otherwise by contacting a Janus representative, the Fund will mail only one report or prospectus to your address of record (“household”), even if more than one person in your household has a Fund account. This process, known as “householding,” reduces the amount of mail you receive and helps lower Fund expenses. If you decide that you no longer want the mailing of these documents to be combined with the other members of your household, please call a Janus representative or send a written request signed by one or more shareholder(s) of record. Individual copies will be sent within thirty (30) days after the Fund receives your instructions.

Taxpayer Identification Number
On the application or other appropriate forms, you may be asked to certify that your Social Security or employer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding, or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold a certain percentage (at the currently applicable rate) of any dividends paid and redemption or exchange proceeds. In addition to this backup withholding, you may be subject to a $50 fee to reimburse the Fund for any penalty that the IRS may impose.

Temporary Suspension of Services
The Fund or its agents may, in case of emergency, temporarily suspend telephone transactions and other shareholder services. As previously noted, the Fund may postpone payment of redemption proceeds for up to seven calendar days. In addition, the right to require the Fund to redeem its Shares may be suspended or the date of payment may be postponed beyond seven calendar days whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable. The exchange privilege may also be suspended in these circumstances.

Please retain this Supplement with your records.

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Janus Investment Fund

Class D Shares

Janus Flexible Bond Fund	Janus Multi-Sector Income Fund
Janus Global Bond Fund	Janus Real Return Fund
Janus High-Yield Fund	Janus Short-Term Bond Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 1, 2015
to Currently Effective Prospectus

Effective with the launch of the Funds’ new website, the following replaces the Shareholder’s Manual in its entirety:

Shareholder’s manual

This Shareholder’s Manual is for those shareholders investing directly with the Funds. This section will help you become familiar with the different types of accounts you can establish with Janus. It also explains in detail the wide array of services and features you can establish on your account, as well as describes account policies and fees that may apply to your account. Account policies (including fees), services, and features may be modified or discontinued without shareholder approval or prior notice.

With certain limited exceptions, the Funds are generally available only to shareholders residing in the United States and employees of Janus or its affiliates. For purposes of this policy, the Funds require that a shareholder and/or entity be a U.S. citizen residing in the United States or a U.S. Territory (including overseas U.S. military or diplomatic addresses) or a resident alien residing in the United States or a U.S. Territory with a valid U.S. Taxpayer Identification Number to open an account with a Fund.

DOING BUSINESS WITH JANUS

The Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus funds. The Shares are available only to investors who hold accounts directly with the Janus funds, to immediate family members or members of the same household of an eligible individual investor, and to existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus funds. Under certain limited circumstances, shareholders of other Janus share classes who no longer wish to hold shares through an intermediary may be eligible to purchase Class D Shares.

In addition, directors, officers, and employees of Janus Capital Group Inc. (“JCGI”) and its affiliates, as well as Trustees and officers of the Funds, may purchase Class D Shares. Under certain circumstances, where there has been a change in the form of ownership due to, for example, mandatory retirement distributions, legal proceedings, estate settlements, or the gifting of Shares, the recipient of Class D Shares may continue to purchase Class D Shares.

The Funds offer multiple classes of shares in order to meet the needs of various types of investors. You should carefully consider which class of shares to purchase. Certain classes have higher expenses than other classes, which may lower the return on your investment. If you would like additional information about the other available share classes, please call 1-800-525-3713.

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Online – janus.com – 24 hours a day, 7 days a week

At janus.com/individual* existing shareholders can:

•	Obtain Fund information and performance
•	Review your account or your complete portfolio
•	Buy, exchange, and sell Janus funds
•	Update personal information
•	Receive electronic daily, quarterly, and year-end statements, semiannual and annual reports, prospectuses, and tax forms
•	Analyze the fees associated with your investment (www.finra.org/fundanalyzer)

*	New accounts can only be opened via written request. In addition, certain account or transaction types may be restricted from being processed through janus.com. If you would like more information about these restrictions, please contact a Janus representative.

Janus XpressLinetm 1-888-979-7737 • 24-hour automated phone system Janus Representatives 1-800-525-3713 TDD For the speech and hearing impaired. 1-800-525-0056	Mailing Address Janus P.O. Box 55932 Boston, MA 02205-5932 For Overnight Mail Janus 30 Dan Road, Suite 55932 Canton, MA 02021-2809

MINIMUM INVESTMENTS*

To open a new regular Fund account	$2,500

To open a new UGMA/UTMA account, Coverdell Education Savings Account, or a retirement Fund account
• without an automatic investment program	$1,000
• with an automatic investment program of $50 per month	$500

To add to any existing type of Fund account without an automatic investment program	$100

*	The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part. Participants in certain retirement plans, including but not limited to, Janus prototype Money Purchase Pension and Profit Sharing plans, SEP IRAs, SAR SEP IRAs, or outside qualified retirement plans, may not be subject to the stated minimums. Employees of Janus Capital, its wholly-owned subsidiaries, INTECH, and Perkins may open Fund accounts for $100.

Minimum Investment Requirements
Due to the proportionately higher costs of maintaining small accounts, the Funds reserve the right to deduct an annual $25 minimum balance fee per Fund account (paid to Janus Services) with values below the minimums described under “Minimum Investments” or to close Fund accounts valued at less than $100. This policy may not apply to accounts that fall below the minimums solely as a result of market value fluctuations or to those accounts not subject to a minimum investment requirement. The fee or account closure will occur during the fourth quarter of each calendar year. You may receive written notice before we charge the $25 fee or close your account so that you may increase your account balance to the required minimum provided you meet certain residency eligibility requirements. Please note that you may incur a tax liability as a result of the fee being charged or the redemption.

TYPES OF ACCOUNT OWNERSHIP

Please refer to janus.com/individual for the appropriate account application and for information related to maintaining an account.

Individual or Joint Ownership
Individual accounts are owned by one person. Joint accounts have two or more owners.

Trust
An established trust can open an account. The names of each trustee, the name of the trust, and the date of the trust agreement must be included on the application.

Business Accounts
Corporations and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of the partnership.

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TAX-DEFERRED ACCOUNTS

Please refer to janus.com/individual for the appropriate account application and for information related to maintaining an account. Certain tax-deferred accounts can only be maintained via written request. Please contact a Janus representative for more information.

If you are eligible, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes. A contribution to certain of these plans may also be tax deductible. The types of tax-deferred accounts that may be opened with Janus are described below. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

Investing for Your Retirement
Please visit janus.com/individual or call a Janus representative for more complete information regarding the different types of IRAs available. Distributions from these plans may be subject to income tax and generally to an additional tax if withdrawn prior to age 59 1/2 or used for a nonqualifying purpose.

Traditional and Roth IRAs
Both IRAs allow most individuals with earned income to contribute up to the lesser of $5,500 or 100% of compensation, with future years increased by cost-of-living adjustments. In addition, IRA holders age 50 or older may contribute $1,000 more than these limits.

Simplified Employee Pension (“SEP”) IRA
This plan allows small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any eligible employee(s). A SEP requires an IRA (a “SEP-IRA”) to be set up for each SEP participant.

Profit Sharing or Money Purchase Pension Plans
These plans are open to corporations, partnerships, and small business owners (including sole proprietors) for the benefit of their employees and themselves. You may only maintain this type of account via written request. Please contact a Janus representative for more information.

ACCOUNTS FOR THE BENEFIT OF A CHILD

Custodial Accounts (UGMA or UTMA)
An UGMA/UTMA account is a custodial account managed for the benefit of a minor.

Coverdell Education Savings Account
This tax-deferred plan allows individuals, subject to certain income limitations, to contribute up to $2,000 annually on behalf of any child under the age of 18. Contributions are also allowed on behalf of children with special needs beyond age 18. Distributions are generally tax-free when used for qualified education expenses.

Please refer to the following for information regarding opening an account and conducting business with Janus.

TO OPEN AN ACCOUNT OR BUY SHARES

New accounts can only be opened via written request. Please visit janus.com/individual or contact a Janus representative for more information.

As previously noted, with certain limited exceptions, the Funds are generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, you may not be able to open an account or buy additional shares.

By Mail/In Writing

•	To open your Fund account, complete and sign the appropriate application. Make your check payable to Janus or elect a one-time electronic withdrawal from your bank account as noted on the appropriate application.

•	To buy additional shares, complete the remittance slip accompanying your confirmation statement. If you are making a purchase into a retirement account, please indicate whether the purchase is a rollover or a current or prior year contribution. Send your check and remittance slip or written instructions to the address listed on the slip.

Online

•	You may buy additional shares in an existing Fund account. You may elect to have Janus electronically withdraw funds from your designated bank account. A real-time confirmation of your transaction will be provided via janus.com/individual.

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By Telephone

•	For an existing account, you may use Janus XpressLine™ to buy shares 24 hours a day, or you may call a Janus representative during normal business hours. Janus will electronically withdraw funds from your designated bank account.

•	You may also buy shares by wiring money from your bank account to your Fund account. For wiring instructions, call a Janus representative.

By Automated Investments

•	To buy additional shares through the Automatic Investment Program, you select the frequency with which your money ($50 minimum) will be electronically transferred from your bank account to your Fund account. Certain tax-deferred accounts are not eligible for automated investments.

•	You may buy additional shares using Payroll Deduction if your employer can initiate this type of transaction. You may have all or a portion of your paycheck ($50 minimum) invested directly into your Fund account.

Note:	For more information, refer to “Paying for Shares.”

TO EXCHANGE SHARES

As previously noted, with certain limited exceptions, the Funds are generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, the exchange privilege may not be available.

Online

•	Exchanges may generally be made online at janus.com/individual.

By Telephone

•	Generally all accounts are automatically eligible to exchange shares by telephone. To exchange all or a portion of your shares into any other available Janus fund, call Janus XpressLine™ or a Janus representative.

By Mail/In Writing

•	To request an exchange in writing, please follow the instructions in “Written Instructions.”

By Systematic Exchange

•	You determine the amount of money you would like automatically exchanged from one Fund account to another on any day of the month.

Note:	For more information, refer to “Exchanges.”

TO SELL SHARES

As previously noted, with certain limited exceptions, the Funds are generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, once you close your account, you may not make additional investments in the Funds.

Online

•	Redemptions may be made online at janus.com/individual.

By Telephone

•	Generally all accounts are automatically eligible to sell shares by telephone. To sell all or a portion of your shares, call Janus XpressLine™ or a Janus representative. The Funds reserve the right to limit the dollar amount that you may redeem from your account by telephone.

By Mail/In Writing

•	To request a redemption in writing, please follow the instructions in “Written Instructions.”

By Systematic Redemption

•	This program allows you to sell shares worth a specific dollar amount from your Fund account on a regular basis.

Note:	For more information, refer to “Payment of Redemption Proceeds.”

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PRICING OF FUND SHARES

The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of outstanding shares of the class. A Fund’s NAV is calculated as of the close of the regular trading session of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time) each day that the NYSE is open (“business day”). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the Securities and Exchange Commission (“SEC”). Foreign securities held by a Fund may be traded on days and at times when the NYSE is closed and the NAV is therefore not calculated. Accordingly, the value of a Fund’s holdings may change on days that are not business days in the United States and on which you will not be able to purchase or redeem a Fund’s Shares.

All purchases, exchanges, and redemptions will be duly processed at the NAV as described under “Policies in Relation to Transactions” after your request is received in good order by a Fund or its agents.

Securities held by the Funds are valued in accordance with policies and procedures established by and under the supervision of the Trustees. To the extent available, equity securities are generally valued on the basis of market quotations. Most fixed-income securities are typically valued using an evaluated bid price supplied by an approved pricing service that is intended to reflect market value. The evaluated bid price is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term instruments maturing within 60 days or less may be valued at amortized cost, which approximates market value. If a market quotation or evaluated price for a security is not readily available or is deemed unreliable, or if an event that is expected to affect the value of the security occurs after the close of the principal exchange or market on which the security is traded, and before the close of the NYSE, a fair value of the security will be determined in good faith under the policies and procedures. Such events include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a non-significant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. This type of fair value pricing may be more commonly used with foreign equity securities, but it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities, and forward contracts stated in foreign currency are generally translated into U.S. dollar equivalents at the prevailing market rates. The Funds use systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Due to the subjective nature of systematic fair value pricing, a Fund’s value for a particular security may be different from the last quoted market price. Systematic fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of a Fund’s portfolio securities and the reflection of such change in that Fund’s NAV, as further described in the “Excessive Trading” section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as “stale pricing”). Funds that hold thinly-traded securities, such as certain small-capitalization securities or high-yield fixed-income securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund’s valuation of a security is different from the security’s market value, short-term arbitrage traders buying and/or selling shares of a Fund may dilute the NAV of that Fund, which negatively impacts long-term shareholders. The Funds’ fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

The value of the securities of other open-end funds held by a Fund, if any, will be calculated using the NAV of such open-end funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

Policies in Relation to Transactions
All requests, including but not limited to, exchanges between a Fund and other Janus funds, purchases by check or automated investment, redemptions by wire transfer, ACH transfer, or check, must be received in good order by the Fund or its agents prior to the close of the regular trading session of the NYSE (normally 4:00 p.m. New York time) in order to receive that day’s NAV. Transaction requests submitted in writing and mailed to Janus’ P.O. Box, once delivered, are

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considered received for processing the following business day. Transactions involving funds which pay dividends will generally begin to earn dividends, as applicable, on the first bank business day following the date of purchase.

ADMINISTRATIVE SERVICES FEES

The Funds pay an annual administrative services fee of 0.12% of net assets of Class D Shares. These administrative services fees are paid by Class D Shares of each Fund. Janus Services provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports.

PAYMENTS TO FINANCIAL INTERMEDIARIES BY JANUS CAPITAL OR ITS AFFILIATES

With respect to other share classes not offered in this Prospectus, Janus Capital or its affiliates may pay fees, from their own assets, to selected brokerage firms, banks, financial advisors, retirement plan service providers, and other financial intermediaries that sell the Janus funds for distribution, marketing, promotional, or related services, and/or for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation (“NSCC”) or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of services or other services. Shareholders investing through an intermediary should consider whether such arrangements exist when evaluating any recommendations from an intermediary and when considering which share class of a fund is most appropriate.

In addition, Janus Capital or its affiliates may also share certain marketing expenses with intermediaries, or pay for, or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting, or business building programs for such financial intermediaries to raise awareness of the Funds. Janus Capital or its affiliates may make payments to participate in intermediary marketing support programs which may provide Janus Capital or its affiliates with one or more of the following benefits: attendance at sales conferences, participation in meetings or training sessions, access to or information about intermediary personnel, use of an intermediary’s marketing and communication infrastructure, fund analysis tools, business planning and strategy sessions with intermediary personnel, information on industry- or platform-specific developments, trends and service providers, and other marketing-related services. Such payments may be in addition to, or in lieu of, the payments described above. These payments are intended to promote the sales of Janus funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Janus funds to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Janus funds available to their customers.

The receipt of (or prospect of receiving) payments described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds’ shares over sales of other mutual funds (or non-mutual fund investments) or to favor sales of one class of Janus funds’ shares over sales of another Janus funds’ share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Janus funds within such financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Janus funds in various ways within such financial intermediary’s organization.

From time to time, certain financial intermediaries approach Janus Capital to request that Janus Capital make contributions to certain charitable organizations. In these cases, Janus Capital’s contribution may result in the financial intermediary, or its salespersons, recommending Janus funds over other mutual funds (or non-mutual fund investments).

The payment arrangements described above will not change the price an investor pays for Shares nor the amount that a Janus fund receives to invest on behalf of the investor. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell Shares of the Funds and, if applicable, when considering which share class of a Fund is most appropriate for you.

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PAYING FOR SHARES

As previously noted, with certain limited exceptions, the Funds are generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, you may not be able to buy shares.

Please note the following when purchasing Shares:

•	Cash, credit cards, third party checks (with certain limited exceptions), travelers cheques, credit card checks, line of credit checks, or money orders will not be accepted.

•	All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks or an accepted non-U.S. bank.

•	Purchases initiated using a bill-pay service (or an equivalent) and presented either electronically or in the form of a check are considered direct deposit transactions.

•	When purchasing Shares through the Automatic Investment Program, your automatic investment selection(s) will generally be active within three days following receipt of your authorization for the date and amount you specify. If no date or dollar amount is specified on your application, investments of $50 will be made on the 20th of each month. If the balance in the Janus fund account you are buying into falls to zero as the result of a redemption, exchange, or minimum balance fee, your Automatic Investment Program will be discontinued.

•	We may make additional attempts to debit your predesignated bank account for automated investments that initially fail. You are liable for any costs associated with these additional attempts. If your automated investment fails, you may purchase Shares of the Funds by submitting good funds via another method accepted by the Funds (e.g., by wire transfer). In this case, your purchase will be processed at the next NAV determined after we receive good funds, not at the NAV available as of the date of the original request.

•	Each Fund reserves the right to reject any purchase order, including exchange purchases, for any reason. The Funds are not intended for excessive trading. For more information about the Funds’ policy on excessive trading, refer to “Excessive Trading.”

•	If all or a portion of a purchase is received for investment without a specific fund designation, for investment in one of our closed funds, or for investment in a fund that is not yet available for public sale, the undesignated amount or entire investment, as applicable, will be invested in Janus Money Market Fund. For investments without a specific fund designation, where you own a single Fund account with a current balance greater than zero, the investment will be applied to that Fund account. For investments without a specific fund designation, where you own two or more Fund accounts with current balances greater than zero, and for investments in closed funds, unless you later direct Janus to (i) buy shares of another Janus fund or (ii) sell shares of Janus Money Market Fund and return the proceeds (including any dividends earned) to you, Janus will treat your inaction as approval of the purchase of Janus Money Market Fund. If you hold shares of a closed fund and submit an order directly to Janus for your account in that closed fund, your account must be open and your order must clearly indicate that you are currently a shareholder of the closed fund, or your money will be invested in Janus Money Market Fund. If you submit an order to buy shares of a fund that is not yet available for investment (during a subscription period), your investment will be held in Janus Money Market Fund until the new fund’s commencement of operations. At that time, your investment (including any dividends) will be automatically exchanged from Janus Money Market Fund to the new fund. All orders for purchase, exchange, or redemption will receive the NAV as described under “Policies in Relation to Transactions.”

•	For Fund purchases by check, if your check does not clear for any reason, your purchase will be cancelled.

•	If your purchase is cancelled for any reason, you will be responsible for any losses or fees imposed by your bank and may be responsible for losses that may be incurred as a result of any decline in the value of the cancelled purchase.

In compliance with the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”), Janus is required to verify certain information on your account application as part of its Anti-Money Laundering Program. You will be required to provide your full name, date of birth, social security number, and permanent street address to assist in verifying your identity. You may also be asked to provide documents that may help to establish your identity. Until verification of your identity is made, Janus may temporarily limit additional share purchases. In addition, Janus may close an account if it is unable to verify a shareholder’s identity. Please contact a Janus representative if you need additional assistance when completing your application or additional information about the Anti-Money Laundering Program.

In an effort to ensure compliance with this law, Janus’ Anti-Money Laundering Program (the “Program”) provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

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The Funds have also adopted an identity theft policy (“Red Flag Policy”) to detect, prevent, and mitigate patterns, practices, or specific activities that indicate the possible existence of identity theft. The Funds are required by law to obtain certain personal information which will be used to verify your identity. The Red Flag Policy applies to the opening of Fund accounts and activity with respect to existing accounts.

EXCHANGES

As previously noted, with certain limited exceptions, the Funds are generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, the exchange privilege may not be available.

Please note the following when exchanging shares:

•	An exchange represents the redemption (or sale) of shares from one Fund and the purchase of shares of another Fund, which may produce a taxable gain or loss in a non-retirement account.

•	You may generally exchange Shares of a Fund for Shares of the same class of any other fund in the Trust.

•	You may also exchange shares of one class for another class of shares within the same fund, provided the eligibility requirements of the class of shares to be received are met. A Fund’s fees and expenses differ between share classes. Exchanging from a direct share class to one held through an intermediary typically results in increased expenses. This is because share classes distributed through intermediaries include additional fees for administration and/or distribution to pay for services provided by intermediaries. Please read the Prospectus for the share class you are interested in prior to investing in that share class.

•	New regular Janus fund accounts established by exchange must be opened with $2,500 or the total account value if the value of the Janus fund account you are exchanging from is less than $2,500. (If your Janus fund account balance does not meet the minimum investment requirements, you may be subject to an annual minimum balance fee or account closure. For more information, refer to “Minimum Investment Requirements.”)

•	UGMA/UTMA accounts, Traditional or Roth IRAs, Simplified Employee Pension IRAs, and Coverdell Education Savings Accounts established by exchange must meet the minimum investment requirements previously described. If the value of the Janus fund account you are exchanging from is less than the stated minimum, you must exchange the entire balance. (If your Janus fund account balance does not meet the minimum investment requirements, you may be subject to an annual minimum balance fee or account closure. For more information, refer to “Minimum Investment Requirements.”)

•	New Janus fund non-retirement accounts established by an exchange (or exchange purchases to an existing Roth IRA) resulting from a required minimum distribution from a retirement account do not have an initial minimum investment requirement. (If your Janus fund account balance does not meet the minimum investment requirements, you may be subject to an annual minimum balance fee or account closure. For more information, refer to “Minimum Investment Requirements.”)

•	Exchanges between existing Janus fund accounts must meet the $100 subsequent investment requirement.

•	For Systematic Exchanges, if no date is specified on your request, systematic exchanges will be made on the 20th of each month. You may establish this option for as little as $100 per exchange. If the balance in the Janus fund account you are exchanging from falls below the Systematic Exchange amount, all remaining shares will be exchanged and your Systematic Exchange Program will be discontinued.

•	The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you make more than one round trip in the Fund in a 90-day period and may bar future purchases in the Fund or any of the other Janus funds. Different restrictions may apply if you invest through an intermediary. For more information about the Funds’ policy on excessive trading, refer to “Excessive Trading.”

•	Each Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time.

•	With certain exceptions, exchanges between Janus fund accounts will be accepted only if the registrations are identical. If you are exchanging into a closed Janus fund, you will need to meet criteria for investing in the closed fund. For more information, refer to Closed Fund Policies in the “Other Information” section of this Prospectus.

•	If the shares you are exchanging are held in certificate form, you must return the certificate to Janus prior to making any exchanges. Shares are no longer available in certificate form.

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Note: For the fastest and easiest way to exchange shares, log on to janus.com/individual* 24 hours a day, 7 days a week.

*	Certain account types and transactions are not available via janus.com. For more information, access janus.com/individual or refer to this Shareholder’s Manual.

PAYMENT OF REDEMPTION PROCEEDS

As previously noted, with certain limited exceptions, the Funds are generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, once you close your account, you may not make additional investments in the Funds.

By Electronic Transfer – Generally all accounts are automatically eligible for the electronic redemption option if bank information is provided.

•	Next Day Wire Transfer – Your redemption proceeds can be electronically transferred to your predesignated bank account on the next bank business day after receipt of your redemption request (wire transfer). You may be charged a fee for each wire transfer, and your bank may charge an additional fee to receive the wire.

•	ACH (Automated Clearing House) Transfer – Your redemption proceeds can be electronically transferred to your predesignated bank account on or about the second bank business day after receipt of your redemption request. There is no fee associated with this type of electronic transfer.

By Check – Redemption proceeds will be sent to the shareholder(s) of record at the address of record normally within seven days after receipt of a valid redemption request. During the 10 days following an address change, requests for redemption checks to be sent to a new address require a signature guarantee.

By Systematic Redemption – If no date is specified on your request, systematic redemptions will be made on or about the 24th of each month. If the balance in the Janus fund account you are selling from falls to zero, your Systematic Redemption Program will be discontinued.

Generally, orders to sell Shares may be initiated at any time at janus.com/individual, by telephone, or in writing. Certain accounts may require a written request. If the Shares being sold were purchased by check or automated investment, the Funds can delay the payment of your redemption proceeds for up to 15 days from the day of purchase to allow the purchase to clear. In addition, there may be a delay in the payment of your redemption proceeds if you request a redemption by electronic transfer and your bank information is new. Unless you provide alternate instructions, your proceeds will be invested in Shares of Janus Money Market Fund during the 15-day hold period.

Each Fund reserves the right to postpone payment of redemption proceeds for up to seven calendar days. Additionally, the right to require the Funds to redeem their Shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

Note: For the fastest and easiest way to redeem shares, log on to janus.com/individual* 24 hours a day, 7 days a week.

*	Certain account types and transactions are not available via janus.com. For more information, access janus.com/individual or refer to this Shareholder’s Manual.

Large Shareholder Redemptions
Certain large shareholders, such as other funds, individuals, accounts, and Janus affiliates, may from time to time own (beneficially or of record) or control a significant percentage of a Fund’s Shares. Redemptions by these large shareholders of their holdings in a Fund may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments result in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, which could lead to an increase in the Fund’s expense ratio.

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Redemptions In-Kind
Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, or in connection with the liquidation of a fund, by delivery of securities selected from its assets at its discretion. However, each Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash, whereas such costs are borne by the Fund for cash redemptions.

While a Fund may pay redemptions in-kind, a Fund may instead choose to raise cash to meet redemption requests through the sale of fund securities or permissible borrowings. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and may increase brokerage costs.

WRITTEN INSTRUCTIONS

To redeem or exchange all or part of your Shares in writing, your request should be sent to one of the addresses listed under “Doing Business with Janus.” Requests or documents received in a language other than English may be inadvertently delayed or returned due to an inability to accurately translate the intended instructions. Please include the following information:

•	the name of the Janus fund(s) being redeemed or exchanged;
•	the account number(s);
•	the amount of money or number of shares being redeemed or exchanged;
•	the name(s) on the account;
•	the signature(s) of one or more registered account owners; and
•	your daytime telephone number.

SIGNATURE GUARANTEE

A signature guarantee for each registered account owner is required if any of the following is applicable:

•	You request a redemption by check above a certain dollar amount.
•	You would like a check made payable to anyone other than the shareholder(s) of record.
•	You would like a check mailed to an address that has been changed within 10 days of the redemption request.
•	You would like a check mailed to an address other than the address of record.
•	You would like your redemption proceeds sent to a bank account other than a bank account of record.

The Funds reserve the right to require a signature guarantee under other circumstances or to reject or delay a redemption on certain legal grounds.

A signature guarantee may be refused if any of the following is applicable:

•	It does not appear valid or in good form.
•	The transaction amount exceeds the surety bond limit of the signature guarantee.
•	The guarantee stamp has been reported as stolen, missing, or counterfeit.

How to Obtain a Signature Guarantee
A signature guarantee assures that a signature is genuine. The signature guarantee protects shareholders from unauthorized account transfers. The following financial institutions may guarantee signatures: banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange. Call your financial institution to see if it has the ability to guarantee a signature. A signature guarantee cannot be provided by a notary public.

EXCESSIVE TRADING

Excessive Trading Policies and Procedures
The Trustees have adopted policies and procedures with respect to short-term and excessive trading of Fund shares (“excessive trading”). Each Fund is intended for long-term investment purposes only, and the Funds will take reasonable steps to attempt to detect and deter short-term and excessive trading. Transactions placed in violation of the Funds’ exchange limits or excessive trading policies may be cancelled or revoked by a Fund by the next business day following receipt by the Fund. The trading history of accounts determined to be under common ownership or control within any of the Janus funds

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may be considered in enforcing these policies and procedures. Direct investors should be aware that the Funds are also available for purchase through third party intermediaries. As described below, the Funds may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and redemptions of the Funds’ shares by multiple investors are aggregated by the intermediary and presented to the Funds on a net basis, may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the elimination of excessive trading in the accounts impractical without the assistance of the intermediary.

The Funds attempt to deter excessive trading through at least the following methods:

•	exchange limitations as described under “Exchanges;”
•	trade monitoring; and
•	fair valuation of securities as described under “Pricing of Fund Shares.”

Generally, a purchase and redemption of Shares from the same Fund (i.e., “round trip”) within 90 calendar days may result in enforcement of a Fund’s excessive trading policies and procedures with respect to future purchase orders, provided that each Fund reserves the right to reject any purchase request as explained above.

The Funds monitor for patterns of shareholder frequent trading and may suspend or permanently terminate the exchange privilege of any investor who makes more than one round trip in a Fund over a 90-day period, and may bar future purchases into the Fund and any of the other Janus funds by such investor. The Funds’ excessive trading policies generally do not apply to (i) a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice; (ii) transactions in the Janus funds by a Janus “fund of funds,” which is a fund that primarily invests in other Janus mutual funds; and (iii) identifiable transactions by certain funds of funds and asset allocation programs to realign portfolio investments with existing target allocations.

The Funds’ Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days’ notice to shareholders of that fund.

Investors in other share classes who place transactions through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Funds’ excessive trading policies and procedures and may be rejected in whole or in part by a Fund. The Funds, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Funds, and thus the Funds may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the Funds’ excessive trading policies may be cancelled or revoked by a Fund by the next business day following receipt by that Fund.

In an attempt to detect and deter excessive trading in omnibus accounts, the Funds or their agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting future purchases by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Funds’ ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems’ capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

Certain transactions in Fund shares, such as periodic rebalancing through intermediaries (no more frequently than every 60 days) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Funds’ methods to detect and deter excessive trading.

Each Fund also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund’s portfolio managers believe they would be unable to invest the money effectively in accordance with the Fund’s investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

The Funds’ policies and procedures regarding excessive trading may be modified at any time by the Funds’ Trustees.

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Excessive Trading Risks
Excessive trading may present risks to a Fund’s long-term shareholders. Excessive trading into and out of a Fund may disrupt portfolio investment strategies, may create taxable gains to remaining Fund shareholders, and may increase Fund expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

Funds that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a fund based on events occurring after the close of a foreign market that may not be reflected in the fund’s NAV (referred to as “price arbitrage”). Such arbitrage opportunities may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as “stale pricing”). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund’s valuation of a security differs from the security’s market value, short-term arbitrage traders may dilute the NAV of a Fund, which negatively impacts long-term shareholders. Although the Funds have adopted valuation policies and procedures intended to reduce the Funds’ exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

Although the Funds take steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, for share classes sold through financial intermediaries, the Funds may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the Funds’ identification of excessive trading transactions in the Funds through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the Funds encourage intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Funds cannot eliminate completely the possibility of excessive trading.

Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Funds.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION

The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds’ portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.

•	Full Holdings. Each Fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Portfolio holdings consisting of at least the names of the holdings are generally available on a calendar quarter-end basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under each Fund’s Holdings & Details tab at janus.com/allfunds.

Each Fund may provide, upon request, historical full holdings on a monthly basis for periods prior to the previous quarter-end subject to a written confidentiality agreement.

•	Top Holdings. Each Fund’s top portfolio holdings, in order of position size and as a percentage of a Fund’s total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag.

•	Other Information. Each Fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors, and specific portfolio level performance attribution information and statistics monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Top performance contributors/detractors provided at calendar quarter-end may include the percentage of contribution/detraction to Fund performance.

Full portfolio holdings will remain available on the Janus websites at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Janus Capital may exclude from publication on its websites all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. Under extraordinary circumstances, exceptions to the Mutual Fund

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Holdings Disclosure Policies and Procedures may be made by Janus Capital’s Chief Investment Officer(s) or their delegates. All exceptions shall be preapproved by the Chief Compliance Officer or his designee. Such exceptions may be made without prior notice to shareholders. A summary of the Funds’ portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Funds’ SAI.

SHAREHOLDER SERVICES AND ACCOUNT POLICIES

Address Changes
For the easiest way to change the address on your account, visit janus.com/individual. You may also call a Janus representative or send a written request signed by one or more shareholder(s) of record. Include the name of the Janus fund(s) you hold, the account number(s), the name(s) on the account, and both the old and new addresses. Certain options may be suspended for 10 days following an address change unless a signature guarantee is provided.

Bank Account Changes
For the easiest way to change your bank account of record or add new bank account information to your account, visit janus.com/individual. You may also send a written request signed by the shareholder of record or by each shareholder of record if more than one. Please note that you may change or add bank information online at janus.com/individual for purchases only. Certain accounts may require a written notice and, in some instances, bank privileges may not be available. We cannot accept changes or additions to bank account redemption options online at janus.com/individual or over the telephone. If multiple account owners are named on the added bank account, at least one name on the bank account must match one name on the Fund account. There may be a delay in the payment of your redemption proceeds if you request a redemption by electronic transfer to a new bank or bank account.

Distributions
Generally, all income dividends and capital gains distributions will automatically be reinvested in your Fund account. If you wish to change your distribution option, please visit janus.com/individual, call a Janus representative, or send a written request signed by one or more shareholder(s) of record.

Your non-retirement Fund account distribution checks may be reinvested in your Fund account if you do not cash them within one year of the date they were written. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Involuntary Redemptions
The Funds reserve the right to close an account if the shareholder is deemed to engage in activities which are illegal or otherwise believed to be detrimental to the Funds. This includes, but is not limited to, accounts that a Fund or its agents believe are engaged in market timing. Any time shares are redeemed in a taxable account, it is considered a taxable event. You are responsible for any tax liabilities associated with an involuntary redemption of your account.

Lost (Unclaimed/Abandoned) Accounts
It is important that the Funds maintain a correct address for each shareholder. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Funds as undeliverable. Based upon statutory requirements for returned mail, Janus will attempt to locate the shareholder or rightful owner of the account. If Janus is unable to locate the shareholder, then Janus is legally obligated to deem the property “unclaimed” or “abandoned,” and subsequently escheat (or transfer) unclaimed property (including shares of a mutual fund) to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. Further, your mutual fund account may be deemed “unclaimed” or “abandoned,” and subsequently transferred to your state of residence if no activity (as defined by that state) occurs within your account during the time frame specified in your state’s unclaimed property laws. The shareholder’s last known address of record determines which state has jurisdiction. Interest or income is not earned on redemption or distribution check(s) sent to you during the time the check(s) remained uncashed.

Online and Telephone Transactions
You may initiate many transactions through janus.com/individual or by calling Janus XpressLine™. You may also contact a Janus representative. Generally all new accounts automatically receive online and telephone transaction privileges including redemption privileges. If you do not want to receive these privileges, please call a Janus representative. The Funds and their agents will not be responsible for any losses, costs, or expenses resulting from unauthorized transactions when reasonable procedures designed to verify the identity of the online user or caller are followed.

Your ability to access your account or transact business electronically may be impacted due to unexpected circumstances, such as system outages, or during periods of increased web activity. For example, periods of substantial market change or

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other unexpected events can contribute to high call volumes, which may delay your ability to reach a Janus representative by telephone.

If you experience difficulty transacting business with us through a particular method, please consider using an alternate method, such as visiting janus.com/individual, calling Janus XpressLine™, contacting a Janus representative by telephone, or sending written instructions to complete your transaction. Please remember that purchase, exchange, or redemption requests must be received in good order by a Fund or its agents prior to the close of the regular trading session of the NYSE in order to receive that day’s NAV.

Your account information, including online credentials, should be kept private, and you should immediately review any account statements that you receive from Janus. Someone other than you could act on your account if that person is able to provide the required identifying information. Contact Janus immediately about any transactions you believe to be unauthorized.

Registration Changes
To change the name on an account, the shares are generally transferred to a new account. In some cases, legal documentation may be required. Please visit janus.com/individual or call a Janus representative for further instructions.

Statements, Reports, and Prospectuses
We will send you quarterly confirmations of all transactions. You may elect at janus.com/edelivery to discontinue delivery of your paper statements, and instead receive them online. In addition, at janus.com/individual, the Funds will send you an immediate transaction confirmation statement after every non-systematic transaction. If you have not elected to receive online statements, your confirmation will be mailed within three days of the transaction. The Funds reserve the right to charge a fee for additional account statement requests.

The Funds produce financial reports that include a complete list of each of the Funds’ portfolio holdings semiannually, and update their prospectus annually. You may elect to receive these reports and prospectus updates electronically at janus.com/edelivery. The Funds’ fiscal year ends June 30.

Unless you instruct Janus otherwise by contacting a Janus representative, the Funds will mail only one report or prospectus to your address of record (“household”), even if more than one person in your household has a Fund account. This process, known as “householding,” reduces the amount of mail you receive and helps lower Fund expenses. If you decide that you no longer want the mailing of these documents to be combined with the other members of your household, please call a Janus representative or send a written request signed by one or more shareholder(s) of record. Individual copies will be sent within thirty (30) days after the Funds receive your instructions.

Taxpayer Identification Number
On the application or other appropriate forms, you may be asked to certify that your Social Security or employer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding, or you did not certify your taxpayer identification number, the IRS requires the Funds to withhold a certain percentage (at the currently applicable rate) of any dividends paid and redemption or exchange proceeds. In addition to this backup withholding, you may be subject to a $50 fee to reimburse the Funds for any penalty that the IRS may impose.

Temporary Suspension of Services
The Funds or their agents may, in case of emergency, temporarily suspend telephone transactions and other shareholder services. As previously noted, the Funds may postpone payment of redemption proceeds for up to seven calendar days. In addition, the right to require the Funds to redeem their Shares may be suspended or the date of payment may be postponed beyond seven calendar days whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable. The exchange privilege may also be suspended in these circumstances.

Please retain this Supplement with your records.

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Janus Investment Fund

Class D Shares

Janus Global Unconstrained Bond Fund

(the “Fund”)

Supplement dated June 1, 2015
to Currently Effective Prospectus

Effective with the launch of the Fund’s new website, the following replaces the Shareholder’s Manual in its entirety:

Shareholder’s manual

This Shareholder’s Manual is for those shareholders investing directly with the Fund. This section will help you become familiar with the different types of accounts you can establish with Janus. It also explains in detail the wide array of services and features you can establish on your account, as well as describes account policies and fees that may apply to your account. Account policies (including fees), services, and features may be modified or discontinued without shareholder approval or prior notice.

With certain limited exceptions, the Fund is generally available only to shareholders residing in the United States and employees of Janus or its affiliates. For purposes of this policy, the Fund requires that a shareholder and/or entity be a U.S. citizen residing in the United States or a U.S. Territory (including overseas U.S. military or diplomatic addresses) or a resident alien residing in the United States or a U.S. Territory with a valid U.S. Taxpayer Identification Number to open an account with the Fund.

DOING BUSINESS WITH JANUS

The Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus funds. The Shares are available only to investors who hold accounts directly with the Janus funds, to immediate family members or members of the same household of an eligible individual investor, and to existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus funds. Under certain limited circumstances, shareholders of other Janus share classes who no longer wish to hold shares through an intermediary may be eligible to purchase Class D Shares.

In addition, directors, officers, and employees of Janus Capital Group Inc. (“JCGI”) and its affiliates, as well as Trustees and officers of the Fund, may purchase Class D Shares. Under certain circumstances, where there has been a change in the form of ownership due to, for example, mandatory retirement distributions, legal proceedings, estate settlements, or the gifting of Shares, the recipient of Class D Shares may continue to purchase Class D Shares.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. You should carefully consider which class of shares to purchase. Certain classes have higher expenses than other classes, which may lower the return on your investment. If you would like additional information about the other available share classes, please call 1-800-525-3713.

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Online – janus.com – 24 hours a day, 7 days a week

At janus.com/individual* existing shareholders can:

•	Obtain Fund information and performance
•	Review your account or your complete portfolio
•	Buy, exchange, and sell Janus funds
•	Update personal information
•	Receive electronic daily, quarterly, and year-end statements, semiannual and annual reports, prospectuses, and tax forms
•	Analyze the fees associated with your investment (www.finra.org/fundanalyzer)

*	New accounts can only be opened via written request. In addition, certain account or transaction types may be restricted from being processed through janus.com. If you would like more information about these restrictions, please contact a Janus representative.

Janus XpressLinetm 1-888-979-7737 • 24-hour automated phone system Janus Representatives 1-800-525-3713 TDD For the speech and hearing impaired. 1-800-525-0056	Mailing Address Janus P.O. Box 55932 Boston, MA 02205-5932 For Overnight Mail Janus 30 Dan Road, Suite 55932 Canton, MA 02021-2809

MINIMUM INVESTMENTS*

To open a new regular Fund account	$2,500

To open a new UGMA/UTMA account, Coverdell Education Savings Account, or a retirement Fund account
• without an automatic investment program	$1,000
• with an automatic investment program of $50 per month	$500

To add to any existing type of Fund account without an automatic investment program	$100

*	The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part. Participants in certain retirement plans, including but not limited to, Janus prototype Money Purchase Pension and Profit Sharing plans, SEP IRAs, SAR SEP IRAs, or outside qualified retirement plans, may not be subject to the stated minimums. Employees of Janus Capital, its wholly-owned subsidiaries, INTECH, and Perkins may open Fund accounts for $100.

Minimum Investment Requirements
Due to the proportionately higher costs of maintaining small accounts, the Fund reserves the right to deduct an annual $25 minimum balance fee per Fund account (paid to Janus Services) with values below the minimums described under “Minimum Investments” or to close Fund accounts valued at less than $100. This policy may not apply to accounts that fall below the minimums solely as a result of market value fluctuations or to those accounts not subject to a minimum investment requirement. The fee or account closure will occur during the fourth quarter of each calendar year. You may receive written notice before we charge the $25 fee or close your account so that you may increase your account balance to the required minimum provided you meet certain residency eligibility requirements. Please note that you may incur a tax liability as a result of the fee being charged or the redemption.

TYPES OF ACCOUNT OWNERSHIP

Please refer to janus.com/individual for the appropriate account application and for information related to maintaining an account.

Individual or Joint Ownership
Individual accounts are owned by one person. Joint accounts have two or more owners.

Trust
An established trust can open an account. The names of each trustee, the name of the trust, and the date of the trust agreement must be included on the application.

Business Accounts
Corporations and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of the partnership.

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TAX-DEFERRED ACCOUNTS

Please refer to janus.com/individual for the appropriate account application and for information related to maintaining an account. Certain tax-deferred accounts can only be maintained via written request. Please contact a Janus representative for more information.

If you are eligible, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes. A contribution to certain of these plans may also be tax deductible. The types of tax-deferred accounts that may be opened with Janus are described below. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

Investing for Your Retirement
Please visit janus.com/individual or call a Janus representative for more complete information regarding the different types of IRAs available. Distributions from these plans may be subject to income tax and generally to an additional tax if withdrawn prior to age 59 1/2 or used for a nonqualifying purpose.

Traditional and Roth IRAs
Both IRAs allow most individuals with earned income to contribute up to the lesser of $5,500 or 100% of compensation, with future years increased by cost-of-living adjustments. In addition, IRA holders age 50 or older may contribute $1,000 more than these limits.

Simplified Employee Pension (“SEP”) IRA
This plan allows small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any eligible employee(s). A SEP requires an IRA (a “SEP-IRA”) to be set up for each SEP participant.

Profit Sharing or Money Purchase Pension Plans
These plans are open to corporations, partnerships, and small business owners (including sole proprietors) for the benefit of their employees and themselves. You may only maintain this type of account via written request. Please contact a Janus representative for more information.

ACCOUNTS FOR THE BENEFIT OF A CHILD

Custodial Accounts (UGMA or UTMA)
An UGMA/UTMA account is a custodial account managed for the benefit of a minor.

Coverdell Education Savings Account
This tax-deferred plan allows individuals, subject to certain income limitations, to contribute up to $2,000 annually on behalf of any child under the age of 18. Contributions are also allowed on behalf of children with special needs beyond age 18. Distributions are generally tax-free when used for qualified education expenses.

Please refer to the following for information regarding opening an account and conducting business with Janus.

TO OPEN AN ACCOUNT OR BUY SHARES

New accounts can only be opened via written request. Please visit janus.com/individual or contact a Janus representative for more information.

As previously noted, with certain limited exceptions, the Fund is generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, you may not be able to open an account or buy additional shares.

By Mail/In Writing

•	To open your Fund account, complete and sign the appropriate application. Make your check payable to Janus or elect a one-time electronic withdrawal from your bank account as noted on the appropriate application.

•	To buy additional shares, complete the remittance slip accompanying your confirmation statement. If you are making a purchase into a retirement account, please indicate whether the purchase is a rollover or a current or prior year contribution. Send your check and remittance slip or written instructions to the address listed on the slip.

Online

•	You may buy additional shares in an existing Fund account. You may elect to have Janus electronically withdraw funds from your designated bank account. A real-time confirmation of your transaction will be provided via janus.com/individual.

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By Telephone

•	For an existing account, you may use Janus XpressLine™ to buy shares 24 hours a day, or you may call a Janus representative during normal business hours. Janus will electronically withdraw funds from your designated bank account.

•	You may also buy shares by wiring money from your bank account to your Fund account. For wiring instructions, call a Janus representative.

By Automated Investments

•	To buy additional shares through the Automatic Investment Program, you select the frequency with which your money ($50 minimum) will be electronically transferred from your bank account to your Fund account. Certain tax-deferred accounts are not eligible for automated investments.

•	You may buy additional shares using Payroll Deduction if your employer can initiate this type of transaction. You may have all or a portion of your paycheck ($50 minimum) invested directly into your Fund account.

Note:	For more information, refer to “Paying for Shares.”

TO EXCHANGE SHARES

As previously noted, with certain limited exceptions, the Fund is generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, the exchange privilege may not be available.

Online

•	Exchanges may generally be made online at janus.com/individual.

By Telephone

•	Generally all accounts are automatically eligible to exchange shares by telephone. To exchange all or a portion of your shares into any other available Janus fund, call Janus XpressLine™ or a Janus representative.

By Mail/In Writing

•	To request an exchange in writing, please follow the instructions in “Written Instructions.”

By Systematic Exchange

•	You determine the amount of money you would like automatically exchanged from one Fund account to another on any day of the month.

Note:	For more information, refer to “Exchanges.”

TO SELL SHARES

As previously noted, with certain limited exceptions, the Fund is generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, once you close your account, you may not make additional investments in the Fund.

Online

•	Redemptions may be made online at janus.com/individual.

By Telephone

•	Generally all accounts are automatically eligible to sell shares by telephone. To sell all or a portion of your shares, call Janus XpressLine™ or a Janus representative. The Fund reserves the right to limit the dollar amount that you may redeem from your account by telephone.

By Mail/In Writing

•	To request a redemption in writing, please follow the instructions in “Written Instructions.”

By Systematic Redemption

•	This program allows you to sell shares worth a specific dollar amount from your Fund account on a regular basis.

Note:	For more information, refer to “Payment of Redemption Proceeds.”

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PRICING OF FUND SHARES

The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of outstanding shares of the class. The Fund’s NAV is calculated as of the close of the regular trading session of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time) each day that the NYSE is open (“business day”). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the Securities and Exchange Commission (“SEC”). Foreign securities held by the Fund may be traded on days and at times when the NYSE is closed and the NAV is therefore not calculated. Accordingly, the value of the Fund’s holdings may change on days that are not business days in the United States and on which you will not be able to purchase or redeem the Fund’s Shares.

All purchases, exchanges, and redemptions will be duly processed at the NAV as described under “Policies in Relation to Transactions” after your request is received in good order by the Fund or its agents. The Fund’s per share class NAV is available at janus.com/allfunds (or janus.com/advisor/mutual-funds for all other available share classes).

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees. To the extent available, equity securities are generally valued on the basis of market quotations. Most fixed-income securities are typically valued using an evaluated bid price supplied by an approved pricing service that is intended to reflect market value. The evaluated bid price is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term instruments maturing within 60 days or less may be valued at amortized cost, which approximates market value. If a market quotation or evaluated price for a security is not readily available or is deemed unreliable, or if an event that is expected to affect the value of the security occurs after the close of the principal exchange or market on which the security is traded, and before the close of the NYSE, a fair value of the security will be determined in good faith under the policies and procedures. Such events include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a non-significant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. This type of fair value pricing may be more commonly used with foreign equity securities, but it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities, and forward contracts stated in foreign currency are generally translated into U.S. dollar equivalents at the prevailing market rates. The Fund uses systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Due to the subjective nature of systematic fair value pricing, the Fund’s value for a particular security may be different from the last quoted market price. Systematic fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of the Fund’s portfolio securities and the reflection of such change in the Fund’s NAV, as further described in the “Excessive Trading” section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as “stale pricing”). Funds that hold thinly-traded securities, such as certain small-capitalization securities or high-yield fixed-income securities, may be subject to attempted use of arbitrage techniques. To the extent that the Fund’s valuation of a security is different from the security’s market value, short-term arbitrage traders buying and/or selling shares of the Fund may dilute the NAV of the Fund, which negatively impacts long-term shareholders. The Fund’s fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

The value of the securities of other open-end funds held by the Fund, if any, will be calculated using the NAV of such open-end funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

Policies in Relation to Transactions
All requests, including but not limited to, exchanges between the Fund and other Janus funds, purchases by check or automated investment, redemptions by wire transfer, ACH transfer, or check, must be received in good order by the Fund or its agents prior to the close of the regular trading session of the NYSE (normally 4:00 p.m. New York time) in order to receive that day’s NAV. Transaction requests submitted in writing and mailed to Janus’ P.O. Box, once delivered, are

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considered received for processing the following business day. Transactions involving funds which pay dividends will generally begin to earn dividends, as applicable, on the first bank business day following the date of purchase.

ADMINISTRATIVE SERVICES FEES

The Fund pays an annual administrative services fee of 0.12% of net assets of Class D Shares. These administrative services fees are paid by Class D Shares of the Fund. Janus Services provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports.

PAYMENTS TO FINANCIAL INTERMEDIARIES BY JANUS CAPITAL OR ITS AFFILIATES

With respect to other share classes not offered in this Prospectus, Janus Capital or its affiliates may pay fees, from their own assets, to selected brokerage firms, banks, financial advisors, retirement plan service providers, and other financial intermediaries that sell the Janus funds for distribution, marketing, promotional, or related services, and/or for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation (“NSCC”) or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of services or other services. Shareholders investing through an intermediary should consider whether such arrangements exist when evaluating any recommendations from an intermediary and when considering which share class of a fund is most appropriate.

In addition, Janus Capital or its affiliates may also share certain marketing expenses with intermediaries, or pay for, or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting, or business building programs for such financial intermediaries to raise awareness of the Fund. Janus Capital or its affiliates may make payments to participate in intermediary marketing support programs which may provide Janus Capital or its affiliates with one or more of the following benefits: attendance at sales conferences, participation in meetings or training sessions, access to or information about intermediary personnel, use of an intermediary’s marketing and communication infrastructure, fund analysis tools, business planning and strategy sessions with intermediary personnel, information on industry- or platform-specific developments, trends and service providers, and other marketing-related services. Such payments may be in addition to, or in lieu of, the payments described above. These payments are intended to promote the sales of Janus funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Janus funds to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Janus funds available to their customers.

The receipt of (or prospect of receiving) payments described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds’ shares over sales of other mutual funds (or non-mutual fund investments) or to favor sales of one class of Janus funds’ shares over sales of another Janus funds’ share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Janus funds within such financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Janus funds in various ways within such financial intermediary’s organization.

From time to time, certain financial intermediaries approach Janus Capital to request that Janus Capital make contributions to certain charitable organizations. In these cases, Janus Capital’s contribution may result in the financial intermediary, or its salespersons, recommending Janus funds over other mutual funds (or non-mutual fund investments).

The payment arrangements described above will not change the price an investor pays for Shares nor the amount that a Janus fund receives to invest on behalf of the investor. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell Shares of the Fund and, if applicable, when considering which share class of the Fund is most appropriate for you.

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PAYING FOR SHARES

As previously noted, with certain limited exceptions, the Fund is generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, you may not be able to buy shares.

Please note the following when purchasing Shares:

•	Cash, credit cards, third party checks (with certain limited exceptions), travelers cheques, credit card checks, line of credit checks, or money orders will not be accepted.

•	All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks or an accepted non-U.S. bank.

•	Purchases initiated using a bill-pay service (or an equivalent) and presented either electronically or in the form of a check are considered direct deposit transactions.

•	When purchasing Shares through the Automatic Investment Program, your automatic investment selection(s) will generally be active within three days following receipt of your authorization for the date and amount you specify. If no date or dollar amount is specified on your application, investments of $50 will be made on the 20th of each month. If the balance in the Janus fund account you are buying into falls to zero as the result of a redemption, exchange, or minimum balance fee, your Automatic Investment Program will be discontinued.

•	We may make additional attempts to debit your predesignated bank account for automated investments that initially fail. You are liable for any costs associated with these additional attempts. If your automated investment fails, you may purchase Shares of the Fund by submitting good funds via another method accepted by the Fund (e.g., by wire transfer). In this case, your purchase will be processed at the next NAV determined after we receive good funds, not at the NAV available as of the date of the original request.

•	The Fund reserves the right to reject any purchase order, including exchange purchases, for any reason. The Fund is not intended for excessive trading. For more information about the Fund’s policy on excessive trading, refer to “Excessive Trading.”

•	If all or a portion of a purchase is received for investment without a specific fund designation, for investment in one of our closed funds, or for investment in a fund that is not yet available for public sale, the undesignated amount or entire investment, as applicable, will be invested in Janus Money Market Fund. For investments without a specific fund designation, where you own a single Fund account with a current balance greater than zero, the investment will be applied to that Fund account. For investments without a specific fund designation, where you own two or more Fund accounts with current balances greater than zero, and for investments in closed funds, unless you later direct Janus to (i) buy shares of another Janus fund or (ii) sell shares of Janus Money Market Fund and return the proceeds (including any dividends earned) to you, Janus will treat your inaction as approval of the purchase of Janus Money Market Fund. If you hold shares of a closed fund and submit an order directly to Janus for your account in that closed fund, your account must be open and your order must clearly indicate that you are currently a shareholder of the closed fund, or your money will be invested in Janus Money Market Fund. If you submit an order to buy shares of a fund that is not yet available for investment (during a subscription period), your investment will be held in Janus Money Market Fund until the new fund’s commencement of operations. At that time, your investment (including any dividends) will be automatically exchanged from Janus Money Market Fund to the new fund. All orders for purchase, exchange, or redemption will receive the NAV as described under “Policies in Relation to Transactions.”

•	For Fund purchases by check, if your check does not clear for any reason, your purchase will be cancelled.

•	If your purchase is cancelled for any reason, you will be responsible for any losses or fees imposed by your bank and may be responsible for losses that may be incurred as a result of any decline in the value of the cancelled purchase.

In compliance with the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”), Janus is required to verify certain information on your account application as part of its Anti-Money Laundering Program. You will be required to provide your full name, date of birth, social security number, and permanent street address to assist in verifying your identity. You may also be asked to provide documents that may help to establish your identity. Until verification of your identity is made, Janus may temporarily limit additional share purchases. In addition, Janus may close an account if it is unable to verify a shareholder’s identity. Please contact a Janus representative if you need additional assistance when completing your application or additional information about the Anti-Money Laundering Program.

In an effort to ensure compliance with this law, Janus’ Anti-Money Laundering Program (the “Program”) provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

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The Fund has also adopted an identity theft policy (“Red Flag Policy”) to detect, prevent, and mitigate patterns, practices, or specific activities that indicate the possible existence of identity theft. The Fund is required by law to obtain certain personal information which will be used to verify your identity. The Red Flag Policy applies to the opening of Fund accounts and activity with respect to existing accounts.

EXCHANGES

As previously noted, with certain limited exceptions, the Fund is generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, the exchange privilege may not be available.

Please note the following when exchanging shares:

•	An exchange represents the redemption (or sale) of shares from the Fund and the purchase of shares of another fund, which may produce a taxable gain or loss in a non-retirement account.

•	You may generally exchange Shares of the Fund for Shares of the same class of any other fund in the Trust.

•	You may also exchange shares of one class for another class of shares within the same fund, provided the eligibility requirements of the class of shares to be received are met. The Fund’s fees and expenses differ between share classes. Exchanging from a direct share class to one held through an intermediary typically results in increased expenses. This is because share classes distributed through intermediaries include additional fees for administration and/or distribution to pay for services provided by intermediaries. Please read the Prospectus for the share class you are interested in prior to investing in that share class.

•	New regular Janus fund accounts established by exchange must be opened with $2,500 or the total account value if the value of the Janus fund account you are exchanging from is less than $2,500. (If your Janus fund account balance does not meet the minimum investment requirements, you may be subject to an annual minimum balance fee or account closure. For more information, refer to “Minimum Investment Requirements.”)

•	UGMA/UTMA accounts, Traditional or Roth IRAs, Simplified Employee Pension IRAs, and Coverdell Education Savings Accounts established by exchange must meet the minimum investment requirements previously described. If the value of the Janus fund account you are exchanging from is less than the stated minimum, you must exchange the entire balance. (If your Janus fund account balance does not meet the minimum investment requirements, you may be subject to an annual minimum balance fee or account closure. For more information, refer to “Minimum Investment Requirements.”)

•	New Janus fund non-retirement accounts established by an exchange (or exchange purchases to an existing Roth IRA) resulting from a required minimum distribution from a retirement account do not have an initial minimum investment requirement. (If your Janus fund account balance does not meet the minimum investment requirements, you may be subject to an annual minimum balance fee or account closure. For more information, refer to “Minimum Investment Requirements.”)

•	Exchanges between existing Janus fund accounts must meet the $100 subsequent investment requirement.

•	For Systematic Exchanges, if no date is specified on your request, systematic exchanges will be made on the 20th of each month. You may establish this option for as little as $100 per exchange. If the balance in the Janus fund account you are exchanging from falls below the Systematic Exchange amount, all remaining shares will be exchanged and your Systematic Exchange Program will be discontinued.

•	The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you make more than one round trip in the Fund in a 90-day period and may bar future purchases in the Fund or any of the other Janus funds. Different restrictions may apply if you invest through an intermediary. For more information about the Fund’s policy on excessive trading, refer to “Excessive Trading.”

•	The Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time.

•	With certain exceptions, exchanges between Janus fund accounts will be accepted only if the registrations are identical. If you are exchanging into a closed Janus fund, you will need to meet criteria for investing in the closed fund. For more information, refer to Closed Fund Policies in the “Other Information” section of this Prospectus.

Note: For the fastest and easiest way to exchange shares, log on to janus.com/individual* 24 hours a day, 7 days a week.

*	Certain account types and transactions are not available via janus.com. For more information, access janus.com/individual or refer to this Shareholder’s Manual.

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PAYMENT OF REDEMPTION PROCEEDS

As previously noted, with certain limited exceptions, the Fund is generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, once you close your account, you may not make additional investments in the Fund.

By Electronic Transfer – Generally all accounts are automatically eligible for the electronic redemption option if bank information is provided.

•	Next Day Wire Transfer – Your redemption proceeds can be electronically transferred to your predesignated bank account on the next bank business day after receipt of your redemption request (wire transfer). You may be charged a fee for each wire transfer, and your bank may charge an additional fee to receive the wire.

•	ACH (Automated Clearing House) Transfer – Your redemption proceeds can be electronically transferred to your predesignated bank account on or about the second bank business day after receipt of your redemption request. There is no fee associated with this type of electronic transfer.

By Check – Redemption proceeds will be sent to the shareholder(s) of record at the address of record normally within seven days after receipt of a valid redemption request. During the 10 days following an address change, requests for redemption checks to be sent to a new address require a signature guarantee.

By Systematic Redemption – If no date is specified on your request, systematic redemptions will be made on or about the 24th of each month. If the balance in the Janus fund account you are selling from falls to zero, your Systematic Redemption Program will be discontinued.

Generally, orders to sell Shares may be initiated at any time at janus.com/individual, by telephone, or in writing. Certain accounts may require a written request. If the Shares being sold were purchased by check or automated investment, the Fund can delay the payment of your redemption proceeds for up to 15 days from the day of purchase to allow the purchase to clear. In addition, there may be a delay in the payment of your redemption proceeds if you request a redemption by electronic transfer and your bank information is new. Unless you provide alternate instructions, your proceeds will be invested in Shares of Janus Money Market Fund during the 15-day hold period.

The Fund reserves the right to postpone payment of redemption proceeds for up to seven calendar days. Additionally, the right to require the Fund to redeem its Shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

Note: For the fastest and easiest way to redeem shares, log on to janus.com/individual* 24 hours a day, 7 days a week.

*	Certain account types and transactions are not available via janus.com. For more information, access janus.com/individual or refer to this Shareholder’s Manual.

Large Shareholder Redemptions
Certain large shareholders, such as other funds, individuals, accounts, and Janus affiliates, may from time to time own (beneficially or of record) or control a significant percentage of the Fund’s Shares. Redemptions by these large shareholders of their holdings in the Fund may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments result in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, which could lead to an increase in the Fund’s expense ratio.

Redemptions In-Kind
Shares normally will be redeemed for cash, although the Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, or in connection with the liquidation of a fund, by delivery of securities selected from its assets at its discretion. However, the Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming

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the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash, whereas such costs are borne by the Fund for cash redemptions.

While the Fund may pay redemptions in-kind, the Fund may instead choose to raise cash to meet redemption requests through the sale of fund securities or permissible borrowings. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and may increase brokerage costs.

WRITTEN INSTRUCTIONS

To redeem or exchange all or part of your Shares in writing, your request should be sent to one of the addresses listed under “Doing Business with Janus.” Requests or documents received in a language other than English may be inadvertently delayed or returned due to an inability to accurately translate the intended instructions. Please include the following information:

•	the name of the Janus fund(s) being redeemed or exchanged;
•	the account number(s);
•	the amount of money or number of shares being redeemed or exchanged;
•	the name(s) on the account;
•	the signature(s) of one or more registered account owners; and
•	your daytime telephone number.

SIGNATURE GUARANTEE

A signature guarantee for each registered account owner is required if any of the following is applicable:

•	You request a redemption by check above a certain dollar amount.
•	You would like a check made payable to anyone other than the shareholder(s) of record.
•	You would like a check mailed to an address that has been changed within 10 days of the redemption request.
•	You would like a check mailed to an address other than the address of record.
•	You would like your redemption proceeds sent to a bank account other than a bank account of record.

The Fund reserves the right to require a signature guarantee under other circumstances or to reject or delay a redemption on certain legal grounds.

A signature guarantee may be refused if any of the following is applicable:

•	It does not appear valid or in good form.
•	The transaction amount exceeds the surety bond limit of the signature guarantee.
•	The guarantee stamp has been reported as stolen, missing, or counterfeit.

How to Obtain a Signature Guarantee
A signature guarantee assures that a signature is genuine. The signature guarantee protects shareholders from unauthorized account transfers. The following financial institutions may guarantee signatures: banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange. Call your financial institution to see if it has the ability to guarantee a signature. A signature guarantee cannot be provided by a notary public.

EXCESSIVE TRADING

Excessive Trading Policies and Procedures
The Trustees have adopted policies and procedures with respect to short-term and excessive trading of Fund shares (“excessive trading”). The Fund is intended for long-term investment purposes only, and the Fund will take reasonable steps to attempt to detect and deter short-term and excessive trading. Transactions placed in violation of the Fund’s exchange limits or excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. Direct investors should be aware that the Fund is also available for purchase through third party intermediaries. As described below, the Fund may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and redemptions of the Fund’s shares by multiple investors are aggregated by the intermediary and presented to the Fund on a net basis, may effectively conceal the identity of individual investors and their

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transactions from the Fund and its agents. This makes the elimination of excessive trading in the accounts impractical without the assistance of the intermediary.

The Fund attempts to deter excessive trading through at least the following methods:

•	exchange limitations as described under “Exchanges;”
•	trade monitoring; and
•	fair valuation of securities as described under “Pricing of Fund Shares.”

Generally, a purchase and redemption of Shares from the Fund (i.e., “round trip”) within 90 calendar days may result in enforcement of the Fund’s excessive trading policies and procedures with respect to future purchase orders, provided that the Fund reserves the right to reject any purchase request as explained above.

The Fund monitors for patterns of shareholder frequent trading and may suspend or permanently terminate the exchange privilege of any investor who makes more than one round trip in the Fund over a 90-day period, and may bar future purchases into the Fund and any of the other Janus funds by such investor. The Fund’s excessive trading policies generally do not apply to (i) a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice; (ii) transactions in the Janus funds by a Janus “fund of funds,” which is a fund that primarily invests in other Janus mutual funds; and (iii) identifiable transactions by certain funds of funds and asset allocation programs to realign portfolio investments with existing target allocations.

The Fund’s Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days’ notice to shareholders of that fund.

Investors in other share classes who place transactions through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Fund’s excessive trading policies and procedures and may be rejected in whole or in part by the Fund. The Fund, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Fund, and thus the Fund may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the Fund’s excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund.

In an attempt to detect and deter excessive trading in omnibus accounts, the Fund or its agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting future purchases by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Fund’s ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems’ capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

Certain transactions in Fund shares, such as periodic rebalancing through intermediaries (no more frequently than every 60 days) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Fund’s methods to detect and deter excessive trading.

The Fund also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to the Fund. For example, the Fund may refuse a purchase order if the Fund’s portfolio manager believes he would be unable to invest the money effectively in accordance with the Fund’s investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

The Fund’s policies and procedures regarding excessive trading may be modified at any time by the Fund’s Trustees.

Excessive Trading Risks
Excessive trading may present risks to the Fund’s long-term shareholders. Excessive trading into and out of the Fund may disrupt portfolio investment strategies, may create taxable gains to remaining Fund shareholders, and may increase Fund expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

Funds that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a fund based on events occurring after the close of a foreign market that may not be reflected in the fund’s NAV (referred to as “price arbitrage”). Such arbitrage opportunities may also arise in funds

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which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as “stale pricing”). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that the Fund’s valuation of a security differs from the security’s market value, short-term arbitrage traders may dilute the NAV of the Fund, which negatively impacts long-term shareholders. Although the Fund has adopted valuation policies and procedures intended to reduce the Fund’s exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

Although the Fund takes steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, for share classes sold through financial intermediaries, the Fund may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Fund and its agents. This makes the Fund’s identification of excessive trading transactions in the Fund through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the Fund encourages intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Fund cannot eliminate completely the possibility of excessive trading.

Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Fund.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION

The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds’ portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.

•	Full Holdings. The Fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Portfolio holdings consisting of at least the names of the holdings are generally available on a calendar quarter-end basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under the Fund’s Holdings & Details tab at janus.com/allfunds.

The Fund may provide, upon request, historical full holdings on a monthly basis for periods prior to the previous quarter-end subject to a written confidentiality agreement.

•	Top Holdings. The Fund’s top portfolio holdings, in order of position size and as a percentage of the Fund’s total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag.

•	Other Information. The Fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors, and specific portfolio level performance attribution information and statistics monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Top performance contributors/detractors provided at calendar quarter-end may include the percentage of contribution/detraction to Fund performance.

Full portfolio holdings will remain available on the Janus websites at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Janus Capital may exclude from publication on its websites all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. Under extraordinary circumstances, exceptions to the Mutual Fund Holdings Disclosure Policies and Procedures may be made by Janus Capital’s Chief Investment Officer(s) or their delegates. All exceptions shall be preapproved by the Chief Compliance Officer or his designee. Such exceptions may be made without prior notice to shareholders. A summary of the Fund’s portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Fund’s SAI.

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SHAREHOLDER SERVICES AND ACCOUNT POLICIES

Address Changes
For the easiest way to change the address on your account, visit janus.com/individual. You may also call a Janus representative or send a written request signed by one or more shareholder(s) of record. Include the name of the Janus fund(s) you hold, the account number(s), the name(s) on the account, and both the old and new addresses. Certain options may be suspended for 10 days following an address change unless a signature guarantee is provided.

Bank Account Changes
For the easiest way to change your bank account of record or add new bank account information to your account, visit janus.com/individual. You may also send a written request signed by the shareholder of record or by each shareholder of record if more than one. Please note that you may change or add bank information online at janus.com/individual for purchases only. Certain accounts may require a written notice and, in some instances, bank privileges may not be available. We cannot accept changes or additions to bank account redemption options online at janus.com/individual or over the telephone. If multiple account owners are named on the added bank account, at least one name on the bank account must match one name on the Fund account. There may be a delay in the payment of your redemption proceeds if you request a redemption by electronic transfer to a new bank or bank account.

Distributions
Generally, all income dividends and capital gains distributions will automatically be reinvested in your Fund account. If you wish to change your distribution option, please visit janus.com/individual, call a Janus representative, or send a written request signed by one or more shareholder(s) of record.

Your non-retirement Fund account distribution checks may be reinvested in your Fund account if you do not cash them within one year of the date they were written. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Involuntary Redemptions
The Fund reserves the right to close an account if the shareholder is deemed to engage in activities which are illegal or otherwise believed to be detrimental to the Fund. This includes, but is not limited to, accounts that the Fund or its agents believe are engaged in market timing. Any time shares are redeemed in a taxable account, it is considered a taxable event. You are responsible for any tax liabilities associated with an involuntary redemption of your account.

Lost (Unclaimed/Abandoned) Accounts
It is important that the Fund maintain a correct address for each shareholder. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Fund as undeliverable. Based upon statutory requirements for returned mail, Janus will attempt to locate the shareholder or rightful owner of the account. If Janus is unable to locate the shareholder, then Janus is legally obligated to deem the property “unclaimed” or “abandoned,” and subsequently escheat (or transfer) unclaimed property (including shares of a mutual fund) to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. Further, your mutual fund account may be deemed “unclaimed” or “abandoned,” and subsequently transferred to your state of residence if no activity (as defined by that state) occurs within your account during the time frame specified in your state’s unclaimed property laws. The shareholder’s last known address of record determines which state has jurisdiction. Interest or income is not earned on redemption or distribution check(s) sent to you during the time the check(s) remained uncashed.

Online and Telephone Transactions
You may initiate many transactions through janus.com/individual or by calling Janus XpressLine™. You may also contact a Janus representative. Generally all new accounts automatically receive online and telephone transaction privileges including redemption privileges. If you do not want to receive these privileges, please call a Janus representative. The Fund and its agents will not be responsible for any losses, costs, or expenses resulting from unauthorized transactions when reasonable procedures designed to verify the identity of the online user or caller are followed.

Your ability to access your account or transact business electronically may be impacted due to unexpected circumstances, such as system outages, or during periods of increased web activity. For example, periods of substantial market change or other unexpected events can contribute to high call volumes, which may delay your ability to reach a Janus representative by telephone.

If you experience difficulty transacting business with us through a particular method, please consider using an alternate method, such as visiting janus.com/individual, calling Janus XpressLine™, contacting a Janus representative by telephone, or sending written instructions to complete your transaction. Please remember that purchase, exchange, or redemption requests

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must be received in good order by the Fund or its agents prior to the close of the regular trading session of the NYSE in order to receive that day’s NAV.

Your account information, including online credentials, should be kept private, and you should immediately review any account statements that you receive from Janus. Someone other than you could act on your account if that person is able to provide the required identifying information. Contact Janus immediately about any transactions you believe to be unauthorized.

Registration Changes
To change the name on an account, the shares are generally transferred to a new account. In some cases, legal documentation may be required. Please visit janus.com/individual or call a Janus representative for further instructions.

Statements, Reports, and Prospectuses
We will send you quarterly confirmations of all transactions. You may elect at janus.com/edelivery to discontinue delivery of your paper statements, and instead receive them online. In addition, at janus.com/individual, the Fund will send you an immediate transaction confirmation statement after every non-systematic transaction. If you have not elected to receive online statements, your confirmation will be mailed within three days of the transaction. The Fund reserves the right to charge a fee for additional account statement requests.

The Fund produces financial reports that include a complete list of the Fund’s portfolio holdings semiannually, and updates its prospectus annually. You may elect to receive these reports and prospectus updates electronically at janus.com/edelivery. The Fund’s fiscal year ends June 30.

Unless you instruct Janus otherwise by contacting a Janus representative, the Fund will mail only one report or prospectus to your address of record (“household”), even if more than one person in your household has a Fund account. This process, known as “householding,” reduces the amount of mail you receive and helps lower Fund expenses. If you decide that you no longer want the mailing of these documents to be combined with the other members of your household, please call a Janus representative or send a written request signed by one or more shareholder(s) of record. Individual copies will be sent within thirty (30) days after the Fund receives your instructions.

Taxpayer Identification Number
On the application or other appropriate forms, you may be asked to certify that your Social Security or employer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding, or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold a certain percentage (at the currently applicable rate) of any dividends paid and redemption or exchange proceeds. In addition to this backup withholding, you may be subject to a $50 fee to reimburse the Fund for any penalty that the IRS may impose.

Temporary Suspension of Services
The Fund or its agents may, in case of emergency, temporarily suspend telephone transactions and other shareholder services. As previously noted, the Fund may postpone payment of redemption proceeds for up to seven calendar days. In addition, the right to require the Fund to redeem its Shares may be suspended or the date of payment may be postponed beyond seven calendar days whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable. The exchange privilege may also be suspended in these circumstances.

Please retain this Supplement with your records.

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Janus Investment Fund

Class D Shares

INTECH Emerging Markets Managed Volatility Fund

(the “Fund”)

Supplement dated June 1, 2015
to Currently Effective Prospectus

Effective with the launch of the Fund’s new website, the following replaces the Shareholder’s Manual in its entirety:

Shareholder’s manual

This Shareholder’s Manual is for those shareholders investing directly with the Fund. This section will help you become familiar with the different types of accounts you can establish with Janus. It also explains in detail the wide array of services and features you can establish on your account, as well as describes account policies and fees that may apply to your account. Account policies (including fees), services, and features may be modified or discontinued without shareholder approval or prior notice.

With certain limited exceptions, the Fund is generally available only to shareholders residing in the United States and employees of Janus or its affiliates. For purposes of this policy, the Fund requires that a shareholder and/or entity be a U.S. citizen residing in the United States or a U.S. Territory (including overseas U.S. military or diplomatic addresses) or a resident alien residing in the United States or a U.S. Territory with a valid U.S. Taxpayer Identification Number to open an account with the Fund.

DOING BUSINESS WITH JANUS

The Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus funds. The Shares are available only to investors who hold accounts directly with the Janus funds, to immediate family members or members of the same household of an eligible individual investor, and to existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus funds. Under certain limited circumstances, shareholders of other Janus share classes who no longer wish to hold shares through an intermediary may be eligible to purchase Class D Shares.

In addition, directors, officers, and employees of Janus Capital Group Inc. (“JCGI”) and its affiliates, as well as Trustees and officers of the Fund, may purchase Class D Shares. Under certain circumstances, where there has been a change in the form of ownership due to, for example, mandatory retirement distributions, legal proceedings, estate settlements, or the gifting of Shares, the recipient of Class D Shares may continue to purchase Class D Shares.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. You should carefully consider which class of shares to purchase. Certain classes have higher expenses than other classes, which may lower the return on your investment. If you would like additional information about the other available share classes, please call 1-800-525-3713.

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Online – janus.com – 24 hours a day, 7 days a week

At janus.com/individual* existing shareholders can:

•	Obtain Fund information and performance
•	Review your account or your complete portfolio
•	Buy, exchange, and sell Janus funds
•	Update personal information
•	Receive electronic daily, quarterly, and year-end statements, semiannual and annual reports, prospectuses, and tax forms
•	Analyze the fees associated with your investment (www.finra.org/fundanalyzer)

*	New accounts can only be opened via written request. In addition, certain account or transaction types may be restricted from being processed through janus.com. If you would like more information about these restrictions, please contact a Janus representative.

Janus XpressLinetm 1-888-979-7737 • 24-hour automated phone system Janus Representatives 1-800-525-3713 TDD For the speech and hearing impaired. 1-800-525-0056	Mailing Address Janus P.O. Box 55932 Boston, MA 02205-5932 For Overnight Mail Janus 30 Dan Road, Suite 55932 Canton, MA 02021-2809

MINIMUM INVESTMENTS*

To open a new regular Fund account	$2,500

To open a new UGMA/UTMA account, Coverdell Education Savings Account, or a retirement Fund account
• without an automatic investment program	$1,000
• with an automatic investment program of $50 per month	$500

To add to any existing type of Fund account without an automatic investment program	$100

*	The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part. Participants in certain retirement plans, including but not limited to, Janus prototype Money Purchase Pension and Profit Sharing plans, SEP IRAs, SAR SEP IRAs, or outside qualified retirement plans, may not be subject to the stated minimums. Employees of Janus Capital, its wholly-owned subsidiaries, INTECH, and Perkins may open Fund accounts for $100.

Minimum Investment Requirements
Due to the proportionately higher costs of maintaining small accounts, the Fund reserves the right to deduct an annual $25 minimum balance fee per Fund account (paid to Janus Services) with values below the minimums described under “Minimum Investments” or to close Fund accounts valued at less than $100. This policy may not apply to accounts that fall below the minimums solely as a result of market value fluctuations or to those accounts not subject to a minimum investment requirement. The fee or account closure will occur during the fourth quarter of each calendar year. You may receive written notice before we charge the $25 fee or close your account so that you may increase your account balance to the required minimum provided you meet certain residency eligibility requirements. Please note that you may incur a tax liability as a result of the fee being charged or the redemption.

TYPES OF ACCOUNT OWNERSHIP

Please refer to janus.com/individual for the appropriate account application and for information related to maintaining an account.

Individual or Joint Ownership
Individual accounts are owned by one person. Joint accounts have two or more owners.

Trust
An established trust can open an account. The names of each trustee, the name of the trust, and the date of the trust agreement must be included on the application.

Business Accounts
Corporations and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of the partnership.

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TAX-DEFERRED ACCOUNTS

Please refer to janus.com/individual for the appropriate account application and for information related to maintaining an account. Certain tax-deferred accounts can only be maintained via written request. Please contact a Janus representative for more information.

If you are eligible, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes. A contribution to certain of these plans may also be tax deductible. The types of tax-deferred accounts that may be opened with Janus are described below. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

Investing for Your Retirement
Please visit janus.com/individual or call a Janus representative for more complete information regarding the different types of IRAs available. Distributions from these plans may be subject to income tax and generally to an additional tax if withdrawn prior to age 59 1/2 or used for a nonqualifying purpose.

Traditional and Roth IRAs
Both IRAs allow most individuals with earned income to contribute up to the lesser of $5,500 or 100% of compensation, with future years increased by cost-of-living adjustments. In addition, IRA holders age 50 or older may contribute $1,000 more than these limits.

Simplified Employee Pension (“SEP”) IRA
This plan allows small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any eligible employee(s). A SEP requires an IRA (a “SEP-IRA”) to be set up for each SEP participant.

Profit Sharing or Money Purchase Pension Plans
These plans are open to corporations, partnerships, and small business owners (including sole proprietors) for the benefit of their employees and themselves. You may only maintain this type of account via written request. Please contact a Janus representative for more information.

ACCOUNTS FOR THE BENEFIT OF A CHILD

Custodial Accounts (UGMA or UTMA)
An UGMA/UTMA account is a custodial account managed for the benefit of a minor.

Coverdell Education Savings Account
This tax-deferred plan allows individuals, subject to certain income limitations, to contribute up to $2,000 annually on behalf of any child under the age of 18. Contributions are also allowed on behalf of children with special needs beyond age 18. Distributions are generally tax-free when used for qualified education expenses.

Please refer to the following for information regarding opening an account and conducting business with Janus.

TO OPEN AN ACCOUNT OR BUY SHARES

New accounts can only be opened via written request. Please visit janus.com/individual or contact a Janus representative for more information.

As previously noted, with certain limited exceptions, the Fund is generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, you may not be able to open an account or buy additional shares.

By Mail/In Writing

•	To open your Fund account, complete and sign the appropriate application. Make your check payable to Janus or elect a one-time electronic withdrawal from your bank account as noted on the appropriate application.

•	To buy additional shares, complete the remittance slip accompanying your confirmation statement. If you are making a purchase into a retirement account, please indicate whether the purchase is a rollover or a current or prior year contribution. Send your check and remittance slip or written instructions to the address listed on the slip.

Online

•	You may buy additional shares in an existing Fund account. You may elect to have Janus electronically withdraw funds from your designated bank account. A real-time confirmation of your transaction will be provided via janus.com/individual.

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By Telephone

•	For an existing account, you may use Janus XpressLine™ to buy shares 24 hours a day, or you may call a Janus representative during normal business hours. Janus will electronically withdraw funds from your designated bank account.

•	You may also buy shares by wiring money from your bank account to your Fund account. For wiring instructions, call a Janus representative.

By Automated Investments

•	To buy additional shares through the Automatic Investment Program, you select the frequency with which your money ($50 minimum) will be electronically transferred from your bank account to your Fund account. Certain tax-deferred accounts are not eligible for automated investments.

•	You may buy additional shares using Payroll Deduction if your employer can initiate this type of transaction. You may have all or a portion of your paycheck ($50 minimum) invested directly into your Fund account.

Note:	For more information, refer to “Paying for Shares.”

TO EXCHANGE SHARES

As previously noted, with certain limited exceptions, the Fund is generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, the exchange privilege may not be available.

Online

•	Exchanges may generally be made online at janus.com/individual.

By Telephone

•	Generally all accounts are automatically eligible to exchange shares by telephone. To exchange all or a portion of your shares into any other available Janus fund, call Janus XpressLine™ or a Janus representative.

By Mail/In Writing

•	To request an exchange in writing, please follow the instructions in “Written Instructions.”

By Systematic Exchange

•	You determine the amount of money you would like automatically exchanged from one Fund account to another on any day of the month.

Note:	For more information, refer to “Exchanges.”

TO SELL SHARES

As previously noted, with certain limited exceptions, the Fund is generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, once you close your account, you may not make additional investments in the Fund.

Online

•	Redemptions may be made online at janus.com/individual.

By Telephone

•	Generally all accounts are automatically eligible to sell shares by telephone. To sell all or a portion of your shares, call Janus XpressLine™ or a Janus representative. The Fund reserves the right to limit the dollar amount that you may redeem from your account by telephone.

By Mail/In Writing

•	To request a redemption in writing, please follow the instructions in “Written Instructions.”

By Systematic Redemption

•	This program allows you to sell shares worth a specific dollar amount from your Fund account on a regular basis.

Note:	For more information, refer to “Payment of Redemption Proceeds.”

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PRICING OF FUND SHARES

The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of outstanding shares of the class. The Fund’s NAV is calculated as of the close of the regular trading session of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time) each day that the NYSE is open (“business day”). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the Securities and Exchange Commission (“SEC”). Foreign securities held by the Fund may be traded on days and at times when the NYSE is closed and the NAV is therefore not calculated. Accordingly, the value of the Fund’s holdings may change on days that are not business days in the United States and on which you will not be able to purchase or redeem the Fund’s Shares.

All purchases, exchanges, and redemptions will be duly processed at the NAV as described under “Policies in Relation to Transactions” after your request is received in good order by the Fund or its agents.

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees. To the extent available, equity securities are generally valued on the basis of market quotations. Most fixed-income securities are typically valued using an evaluated bid price supplied by an approved pricing service that is intended to reflect market value. The evaluated bid price is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term instruments maturing within 60 days or less may be valued at amortized cost, which approximates market value. If a market quotation or evaluated price for a security is not readily available or is deemed unreliable, or if an event that is expected to affect the value of the security occurs after the close of the principal exchange or market on which the security is traded, and before the close of the NYSE, a fair value of the security will be determined in good faith under the policies and procedures. Such events include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a non-significant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. This type of fair value pricing may be more commonly used with foreign equity securities, but it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities, and forward contracts stated in foreign currency are generally translated into U.S. dollar equivalents at the prevailing market rates. The Fund uses systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Due to the subjective nature of systematic fair value pricing, the Fund’s value for a particular security may be different from the last quoted market price. Systematic fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of the Fund’s portfolio securities and the reflection of such change in the Fund’s NAV, as further described in the “Excessive Trading” section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as “stale pricing”). Funds that hold thinly-traded securities, such as certain small-capitalization securities or high-yield fixed-income securities, may be subject to attempted use of arbitrage techniques. To the extent that the Fund’s valuation of a security is different from the security’s market value, short-term arbitrage traders buying and/or selling shares of the Fund may dilute the NAV of the Fund, which negatively impacts long-term shareholders. The Fund’s fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

The value of the securities of other open-end funds held by the Fund, if any, will be calculated using the NAV of such open-end funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

Policies in Relation to Transactions
All requests, including but not limited to, exchanges between the Fund and other Janus funds, purchases by check or automated investment, redemptions by wire transfer, ACH transfer, or check, must be received in good order by the Fund or its agents prior to the close of the regular trading session of the NYSE (normally 4:00 p.m. New York time) in order to receive that day’s NAV. Transaction requests submitted in writing and mailed to Janus’ P.O. Box, once delivered, are

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considered received for processing the following business day. Transactions involving funds which pay dividends will generally begin to earn dividends, as applicable, on the first bank business day following the date of purchase.

ADMINISTRATIVE SERVICES FEES

The Fund pays an annual administrative services fee of 0.12% of net assets of Class D Shares. These administrative services fees are paid by Class D Shares of the Fund. Janus Services provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports.

PAYMENTS TO FINANCIAL INTERMEDIARIES BY JANUS CAPITAL OR ITS AFFILIATES

With respect to other share classes not offered in this Prospectus, Janus Capital or its affiliates may pay fees, from their own assets, to selected brokerage firms, banks, financial advisors, retirement plan service providers, and other financial intermediaries that sell the Janus funds for distribution, marketing, promotional, or related services, and/or for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation (“NSCC”) or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of services or other services. Shareholders investing through an intermediary should consider whether such arrangements exist when evaluating any recommendations from an intermediary and when considering which share class of a fund is most appropriate.

In addition, Janus Capital or its affiliates may also share certain marketing expenses with intermediaries, or pay for, or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting, or business building programs for such financial intermediaries to raise awareness of the Fund. Janus Capital or its affiliates may make payments to participate in intermediary marketing support programs which may provide Janus Capital or its affiliates with one or more of the following benefits: attendance at sales conferences, participation in meetings or training sessions, access to or information about intermediary personnel, use of an intermediary’s marketing and communication infrastructure, fund analysis tools, business planning and strategy sessions with intermediary personnel, information on industry- or platform-specific developments, trends and service providers, and other marketing-related services. Such payments may be in addition to, or in lieu of, the payments described above. These payments are intended to promote the sales of Janus funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Janus funds to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Janus funds available to their customers.

The receipt of (or prospect of receiving) payments described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds’ shares over sales of other mutual funds (or non-mutual fund investments) or to favor sales of one class of Janus funds’ shares over sales of another Janus funds’ share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Janus funds within such financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Janus funds in various ways within such financial intermediary’s organization.

From time to time, certain financial intermediaries approach Janus Capital to request that Janus Capital make contributions to certain charitable organizations. In these cases, Janus Capital’s contribution may result in the financial intermediary, or its salespersons, recommending Janus funds over other mutual funds (or non-mutual fund investments).

The payment arrangements described above will not change the price an investor pays for Shares nor the amount that a Janus fund receives to invest on behalf of the investor. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell Shares of the Fund and, if applicable, when considering which share class of the Fund is most appropriate for you.

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PAYING FOR SHARES

As previously noted, with certain limited exceptions, the Fund is generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, you may not be able to buy shares.

Please note the following when purchasing Shares:

•	Cash, credit cards, third party checks (with certain limited exceptions), travelers cheques, credit card checks, line of credit checks, or money orders will not be accepted.

•	All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks or an accepted non-U.S. bank.

•	Purchases initiated using a bill-pay service (or an equivalent) and presented either electronically or in the form of a check are considered direct deposit transactions.

•	When purchasing Shares through the Automatic Investment Program, your automatic investment selection(s) will generally be active within three days following receipt of your authorization for the date and amount you specify. If no date or dollar amount is specified on your application, investments of $50 will be made on the 20th of each month. If the balance in the Janus fund account you are buying into falls to zero as the result of a redemption, exchange, or minimum balance fee, your Automatic Investment Program will be discontinued.

•	We may make additional attempts to debit your predesignated bank account for automated investments that initially fail. You are liable for any costs associated with these additional attempts. If your automated investment fails, you may purchase Shares of the Fund by submitting good funds via another method accepted by the Fund (e.g., by wire transfer). In this case, your purchase will be processed at the next NAV determined after we receive good funds, not at the NAV available as of the date of the original request.

•	The Fund reserves the right to reject any purchase order, including exchange purchases, for any reason. The Fund is not intended for excessive trading. For more information about the Fund’s policy on excessive trading, refer to “Excessive Trading.”

•	If all or a portion of a purchase is received for investment without a specific fund designation, for investment in one of our closed funds, or for investment in a fund that is not yet available for public sale, the undesignated amount or entire investment, as applicable, will be invested in Janus Money Market Fund. For investments without a specific fund designation, where you own a single Fund account with a current balance greater than zero, the investment will be applied to that Fund account. For investments without a specific fund designation, where you own two or more Fund accounts with current balances greater than zero, and for investments in closed funds, unless you later direct Janus to (i) buy shares of another Janus fund or (ii) sell shares of Janus Money Market Fund and return the proceeds (including any dividends earned) to you, Janus will treat your inaction as approval of the purchase of Janus Money Market Fund. If you hold shares of a closed fund and submit an order directly to Janus for your account in that closed fund, your account must be open and your order must clearly indicate that you are currently a shareholder of the closed fund, or your money will be invested in Janus Money Market Fund. If you submit an order to buy shares of a fund that is not yet available for investment (during a subscription period), your investment will be held in Janus Money Market Fund until the new fund’s commencement of operations. At that time, your investment (including any dividends) will be automatically exchanged from Janus Money Market Fund to the new fund. All orders for purchase, exchange, or redemption will receive the NAV as described under “Policies in Relation to Transactions.”

•	For Fund purchases by check, if your check does not clear for any reason, your purchase will be cancelled.

•	If your purchase is cancelled for any reason, you will be responsible for any losses or fees imposed by your bank and may be responsible for losses that may be incurred as a result of any decline in the value of the cancelled purchase.

In compliance with the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”), Janus is required to verify certain information on your account application as part of its Anti-Money Laundering Program. You will be required to provide your full name, date of birth, social security number, and permanent street address to assist in verifying your identity. You may also be asked to provide documents that may help to establish your identity. Until verification of your identity is made, Janus may temporarily limit additional share purchases. In addition, Janus may close an account if it is unable to verify a shareholder’s identity. Please contact a Janus representative if you need additional assistance when completing your application or additional information about the Anti-Money Laundering Program.

In an effort to ensure compliance with this law, Janus’ Anti-Money Laundering Program (the “Program”) provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

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The Fund has also adopted an identity theft policy (“Red Flag Policy”) to detect, prevent, and mitigate patterns, practices, or specific activities that indicate the possible existence of identity theft. The Fund is required by law to obtain certain personal information which will be used to verify your identity. The Red Flag Policy applies to the opening of Fund accounts and activity with respect to existing accounts.

EXCHANGES

As previously noted, with certain limited exceptions, the Fund is generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, the exchange privilege may not be available.

Please note the following when exchanging shares:

•	An exchange represents the redemption (or sale) of shares from the Fund and the purchase of shares of another fund, which may produce a taxable gain or loss in a non-retirement account.

•	You may generally exchange Shares of the Fund for Shares of the same class of any other fund in the Trust.

•	You may also exchange shares of one class for another class of shares within the same fund, provided the eligibility requirements of the class of shares to be received are met. The Fund’s fees and expenses differ between share classes. Exchanging from a direct share class to one held through an intermediary typically results in increased expenses. This is because share classes distributed through intermediaries include additional fees for administration and/or distribution to pay for services provided by intermediaries. Please read the Prospectus for the share class you are interested in prior to investing in that share class.

•	New regular Janus fund accounts established by exchange must be opened with $2,500 or the total account value if the value of the Janus fund account you are exchanging from is less than $2,500. (If your Janus fund account balance does not meet the minimum investment requirements, you may be subject to an annual minimum balance fee or account closure. For more information, refer to “Minimum Investment Requirements.”)

•	UGMA/UTMA accounts, Traditional or Roth IRAs, Simplified Employee Pension IRAs, and Coverdell Education Savings Accounts established by exchange must meet the minimum investment requirements previously described. If the value of the Janus fund account you are exchanging from is less than the stated minimum, you must exchange the entire balance. (If your Janus fund account balance does not meet the minimum investment requirements, you may be subject to an annual minimum balance fee or account closure. For more information, refer to “Minimum Investment Requirements.”)

•	New Janus fund non-retirement accounts established by an exchange (or exchange purchases to an existing Roth IRA) resulting from a required minimum distribution from a retirement account do not have an initial minimum investment requirement. (If your Janus fund account balance does not meet the minimum investment requirements, you may be subject to an annual minimum balance fee or account closure. For more information, refer to “Minimum Investment Requirements.”)

•	Exchanges between existing Janus fund accounts must meet the $100 subsequent investment requirement.

•	For Systematic Exchanges, if no date is specified on your request, systematic exchanges will be made on the 20th of each month. You may establish this option for as little as $100 per exchange. If the balance in the Janus fund account you are exchanging from falls below the Systematic Exchange amount, all remaining shares will be exchanged and your Systematic Exchange Program will be discontinued.

•	The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you make more than one round trip in the Fund in a 90-day period and may bar future purchases in the Fund or any of the other Janus funds. Different restrictions may apply if you invest through an intermediary. For more information about the Fund’s policy on excessive trading, refer to “Excessive Trading.”

•	The Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time.

•	With certain exceptions, exchanges between Janus fund accounts will be accepted only if the registrations are identical. If you are exchanging into a closed Janus fund, you will need to meet criteria for investing in the closed fund.

Note: For the fastest and easiest way to exchange shares, log on to janus.com/individual* 24 hours a day, 7 days a week.

*	Certain account types and transactions are not available via janus.com. For more information, access janus.com/individual or refer to this Shareholder’s Manual.

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PAYMENT OF REDEMPTION PROCEEDS

As previously noted, with certain limited exceptions, the Fund is generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, once you close your account, you may not make additional investments in the Fund.

By Electronic Transfer – Generally all accounts are automatically eligible for the electronic redemption option if bank information is provided.

•	Next Day Wire Transfer – Your redemption proceeds can be electronically transferred to your predesignated bank account on the next bank business day after receipt of your redemption request (wire transfer). You may be charged a fee for each wire transfer, and your bank may charge an additional fee to receive the wire.

•	ACH (Automated Clearing House) Transfer – Your redemption proceeds can be electronically transferred to your predesignated bank account on or about the second bank business day after receipt of your redemption request. There is no fee associated with this type of electronic transfer.

By Check – Redemption proceeds will be sent to the shareholder(s) of record at the address of record normally within seven days after receipt of a valid redemption request. During the 10 days following an address change, requests for redemption checks to be sent to a new address require a signature guarantee.

By Systematic Redemption – If no date is specified on your request, systematic redemptions will be made on or about the 24th of each month. If the balance in the Janus fund account you are selling from falls to zero, your Systematic Redemption Program will be discontinued.

Generally, orders to sell Shares may be initiated at any time at janus.com/individual, by telephone, or in writing. Certain accounts may require a written request. If the Shares being sold were purchased by check or automated investment, the Fund can delay the payment of your redemption proceeds for up to 15 days from the day of purchase to allow the purchase to clear. In addition, there may be a delay in the payment of your redemption proceeds if you request a redemption by electronic transfer and your bank information is new. Unless you provide alternate instructions, your proceeds will be invested in Shares of Janus Money Market Fund during the 15-day hold period.

The Fund reserves the right to postpone payment of redemption proceeds for up to seven calendar days. Additionally, the right to require the Fund to redeem its Shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

Note: For the fastest and easiest way to redeem shares, log on to janus.com/individual* 24 hours a day, 7 days a week.

*	Certain account types and transactions are not available via janus.com. For more information, access janus.com/individual or refer to this Shareholder’s Manual.

Large Shareholder Redemptions
Certain large shareholders, such as other funds, individuals, accounts, and Janus affiliates, may from time to time own (beneficially or of record) or control a significant percentage of the Fund’s Shares. Redemptions by these large shareholders of their holdings in the Fund may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments result in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, which could lead to an increase in the Fund’s expense ratio.

Redemptions In-Kind
Shares normally will be redeemed for cash, although the Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, or in connection with the liquidation of a fund, by delivery of securities selected from its assets at its discretion. However, the Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming

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the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash, whereas such costs are borne by the Fund for cash redemptions.

While the Fund may pay redemptions in-kind, the Fund may instead choose to raise cash to meet redemption requests through the sale of fund securities or permissible borrowings. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and may increase brokerage costs.

WRITTEN INSTRUCTIONS

To redeem or exchange all or part of your Shares in writing, your request should be sent to one of the addresses listed under “Doing Business with Janus.” Requests or documents received in a language other than English may be inadvertently delayed or returned due to an inability to accurately translate the intended instructions. Please include the following information:

•	the name of the Janus fund(s) being redeemed or exchanged;
•	the account number(s);
•	the amount of money or number of shares being redeemed or exchanged;
•	the name(s) on the account;
•	the signature(s) of one or more registered account owners; and
•	your daytime telephone number.

SIGNATURE GUARANTEE

A signature guarantee for each registered account owner is required if any of the following is applicable:

•	You request a redemption by check above a certain dollar amount.
•	You would like a check made payable to anyone other than the shareholder(s) of record.
•	You would like a check mailed to an address that has been changed within 10 days of the redemption request.
•	You would like a check mailed to an address other than the address of record.
•	You would like your redemption proceeds sent to a bank account other than a bank account of record.

The Fund reserves the right to require a signature guarantee under other circumstances or to reject or delay a redemption on certain legal grounds.

A signature guarantee may be refused if any of the following is applicable:

•	It does not appear valid or in good form.
•	The transaction amount exceeds the surety bond limit of the signature guarantee.
•	The guarantee stamp has been reported as stolen, missing, or counterfeit.

How to Obtain a Signature Guarantee
A signature guarantee assures that a signature is genuine. The signature guarantee protects shareholders from unauthorized account transfers. The following financial institutions may guarantee signatures: banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange. Call your financial institution to see if it has the ability to guarantee a signature. A signature guarantee cannot be provided by a notary public.

EXCESSIVE TRADING

Excessive Trading Policies and Procedures
The Trustees have adopted policies and procedures with respect to short-term and excessive trading of Fund shares (“excessive trading”). The Fund is intended for long-term investment purposes only, and the Fund will take reasonable steps to attempt to detect and deter short-term and excessive trading. Transactions placed in violation of the Fund’s exchange limits or excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. Direct investors should be aware that the Fund is also available for purchase through third party intermediaries. As described below, the Fund may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and redemptions of the Fund’s shares by multiple investors are aggregated by the intermediary and presented to the Fund on a net basis, may effectively conceal the identity of individual investors and their transactions from the Fund and its agents. This makes the elimination of excessive trading in the accounts impractical without the assistance of the intermediary.

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The Fund attempts to deter excessive trading through at least the following methods:

•	exchange limitations as described under “Exchanges;”
•	trade monitoring; and
•	fair valuation of securities as described under “Pricing of Fund Shares.”

Generally, a purchase and redemption of Shares from the Fund (i.e., “round trip”) within 90 calendar days may result in enforcement of the Fund’s excessive trading policies and procedures with respect to future purchase orders, provided that the Fund reserves the right to reject any purchase request as explained above.

The Fund monitors for patterns of shareholder frequent trading and may suspend or permanently terminate the exchange privilege of any investor who makes more than one round trip in the Fund over a 90-day period, and may bar future purchases into the Fund and any of the other Janus funds by such investor. The Fund’s excessive trading policies generally do not apply to (i) a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice; (ii) transactions in the Janus funds by a Janus “fund of funds,” which is a fund that primarily invests in other Janus mutual funds; and (iii) identifiable transactions by certain funds of funds and asset allocation programs to realign portfolio investments with existing target allocations.

The Fund’s Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days’ notice to shareholders of that fund.

Investors in other share classes who place transactions through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Fund’s excessive trading policies and procedures and may be rejected in whole or in part by the Fund. The Fund, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Fund, and thus the Fund may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the Fund’s excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund.

In an attempt to detect and deter excessive trading in omnibus accounts, the Fund or its agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting future purchases by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Fund’s ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems’ capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

Certain transactions in Fund shares, such as periodic rebalancing through intermediaries (no more frequently than every 60 days) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Fund’s methods to detect and deter excessive trading.

The Fund also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to the Fund. For example, the Fund may refuse a purchase order if the Fund’s investment personnel believe they would be unable to invest the money effectively in accordance with the Fund’s investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

The Fund’s policies and procedures regarding excessive trading may be modified at any time by the Fund’s Trustees.

Excessive Trading Risks
Excessive trading may present risks to the Fund’s long-term shareholders. Excessive trading into and out of the Fund may disrupt portfolio investment strategies, may create taxable gains to remaining Fund shareholders, and may increase Fund expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

Funds that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a fund based on events occurring after the close of a foreign market that may not be reflected in the fund’s NAV (referred to as “price arbitrage”). Such arbitrage opportunities may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as “stale pricing”). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that the

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Fund’s valuation of a security differs from the security’s market value, short-term arbitrage traders may dilute the NAV of the Fund, which negatively impacts long-term shareholders. Although the Fund has adopted valuation policies and procedures intended to reduce the Fund’s exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

Although the Fund takes steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, for share classes sold through financial intermediaries, the Fund may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Fund and its agents. This makes the Fund’s identification of excessive trading transactions in the Fund through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the Fund encourages intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Fund cannot eliminate completely the possibility of excessive trading.

Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Fund.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION

The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds’ portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.

•	Full Holdings. The Fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Portfolio holdings (excluding derivatives, short positions, and other investment positions) consisting of at least the names of the holdings are generally available on a calendar quarter-end basis with a 60-day lag. Holdings are generally posted approximately two business days thereafter under the Fund’s Holdings & Details tab at janus.com/allfunds.

The Fund may provide, upon request, historical full holdings at any time subject to a written confidentiality agreement.

•	Top Holdings. The Fund’s top portfolio holdings, consisting of security names only in alphabetical order and aggregate percentage of the Fund’s total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag.

•	Other Information. The Fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) and specific portfolio level performance attribution information and statistics monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag.

Full portfolio holdings will remain available on the Janus websites at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication on its websites all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. Under extraordinary circumstances, exceptions to the Mutual Fund Holdings Disclosure Policies and Procedures may be made by Janus Capital’s Chief Investment Officer(s) or their delegates. All exceptions shall be preapproved by the Chief Compliance Officer or his designee. Such exceptions may be made without prior notice to shareholders. A summary of the Fund’s portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Fund’s SAI.

SHAREHOLDER SERVICES AND ACCOUNT POLICIES

Address Changes
For the easiest way to change the address on your account, visit janus.com/individual. You may also call a Janus representative or send a written request signed by one or more shareholder(s) of record. Include the name of the Janus

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fund(s) you hold, the account number(s), the name(s) on the account, and both the old and new addresses. Certain options may be suspended for 10 days following an address change unless a signature guarantee is provided.

Bank Account Changes
For the easiest way to change your bank account of record or add new bank account information to your account, visit janus.com/individual. You may also send a written request signed by the shareholder of record or by each shareholder of record if more than one. Please note that you may change or add bank information online at janus.com/individual for purchases only. Certain accounts may require a written notice and, in some instances, bank privileges may not be available. We cannot accept changes or additions to bank account redemption options online at janus.com/individual or over the telephone. If multiple account owners are named on the added bank account, at least one name on the bank account must match one name on the Fund account. There may be a delay in the payment of your redemption proceeds if you request a redemption by electronic transfer to a new bank or bank account.

Distributions
Generally, all income dividends and capital gains distributions will automatically be reinvested in your Fund account. If you wish to change your distribution option, please visit janus.com/individual, call a Janus representative, or send a written request signed by one or more shareholder(s) of record.

Your non-retirement Fund account distribution checks may be reinvested in your Fund account if you do not cash them within one year of the date they were written. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Involuntary Redemptions
The Fund reserves the right to close an account if the shareholder is deemed to engage in activities which are illegal or otherwise believed to be detrimental to the Fund. This includes, but is not limited to, accounts that the Fund or its agents believe are engaged in market timing. Any time shares are redeemed in a taxable account, it is considered a taxable event. You are responsible for any tax liabilities associated with an involuntary redemption of your account.

Lost (Unclaimed/Abandoned) Accounts
It is important that the Fund maintain a correct address for each shareholder. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Fund as undeliverable. Based upon statutory requirements for returned mail, Janus will attempt to locate the shareholder or rightful owner of the account. If Janus is unable to locate the shareholder, then Janus is legally obligated to deem the property “unclaimed” or “abandoned,” and subsequently escheat (or transfer) unclaimed property (including shares of a mutual fund) to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. Further, your mutual fund account may be deemed “unclaimed” or “abandoned,” and subsequently transferred to your state of residence if no activity (as defined by that state) occurs within your account during the time frame specified in your state’s unclaimed property laws. The shareholder’s last known address of record determines which state has jurisdiction. Interest or income is not earned on redemption or distribution check(s) sent to you during the time the check(s) remained uncashed.

Online and Telephone Transactions
You may initiate many transactions through janus.com/individual or by calling Janus XpressLine™. You may also contact a Janus representative. Generally all new accounts automatically receive online and telephone transaction privileges including redemption privileges. If you do not want to receive these privileges, please call a Janus representative. The Fund and its agents will not be responsible for any losses, costs, or expenses resulting from unauthorized transactions when reasonable procedures designed to verify the identity of the online user or caller are followed.

Your ability to access your account or transact business electronically may be impacted due to unexpected circumstances, such as system outages, or during periods of increased web activity. For example, periods of substantial market change or other unexpected events can contribute to high call volumes, which may delay your ability to reach a Janus representative by telephone.

If you experience difficulty transacting business with us through a particular method, please consider using an alternate method, such as visiting janus.com/individual, calling Janus XpressLine™, contacting a Janus representative by telephone, or sending written instructions to complete your transaction. Please remember that purchase, exchange, or redemption requests must be received in good order by the Fund or its agents prior to the close of the regular trading session of the NYSE in order to receive that day’s NAV.

Your account information, including online credentials, should be kept private, and you should immediately review any account statements that you receive from Janus. Someone other than you could act on your account if that person is able to

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provide the required identifying information. Contact Janus immediately about any transactions you believe to be unauthorized.

Registration Changes
To change the name on an account, the shares are generally transferred to a new account. In some cases, legal documentation may be required. Please visit janus.com/individual or call a Janus representative for further instructions.

Statements, Reports, and Prospectuses
We will send you quarterly confirmations of all transactions. You may elect at janus.com/edelivery to discontinue delivery of your paper statements, and instead receive them online. In addition, at janus.com/individual, the Fund will send you an immediate transaction confirmation statement after every non-systematic transaction. If you have not elected to receive online statements, your confirmation will be mailed within three days of the transaction. The Fund reserves the right to charge a fee for additional account statement requests.

The Fund produces financial reports that include a complete list of the Fund’s portfolio holdings semiannually, and updates its prospectus annually. You may elect to receive these reports and prospectus updates electronically at janus.com/edelivery. The Fund’s fiscal year ends June 30.

Unless you instruct Janus otherwise by contacting a Janus representative, the Fund will mail only one report or prospectus to your address of record (“household”), even if more than one person in your household has a Fund account. This process, known as “householding,” reduces the amount of mail you receive and helps lower Fund expenses. If you decide that you no longer want the mailing of these documents to be combined with the other members of your household, please call a Janus representative or send a written request signed by one or more shareholder(s) of record. Individual copies will be sent within thirty (30) days after the Fund receives your instructions.

Taxpayer Identification Number
On the application or other appropriate forms, you may be asked to certify that your Social Security or employer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding, or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold a certain percentage (at the currently applicable rate) of any dividends paid and redemption or exchange proceeds. In addition to this backup withholding, you may be subject to a $50 fee to reimburse the Fund for any penalty that the IRS may impose.

Temporary Suspension of Services
The Fund or its agents may, in case of emergency, temporarily suspend telephone transactions and other shareholder services. As previously noted, the Fund may postpone payment of redemption proceeds for up to seven calendar days. In addition, the right to require the Fund to redeem its Shares may be suspended or the date of payment may be postponed beyond seven calendar days whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable. The exchange privilege may also be suspended in these circumstances.

Please retain this Supplement with your records.

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Janus Investment Fund

Class D Shares

INTECH Global Income Managed Volatility Fund
INTECH International Managed Volatility Fund
INTECH U.S. Core Fund
INTECH U.S. Managed Volatility Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 1, 2015
to Currently Effective Prospectuses

Effective with the launch of the Funds’ new website, the following replaces the Shareholder’s Manual in its entirety:

Shareholder’s manual

This Shareholder’s Manual is for those shareholders investing directly with the Fund. This section will help you become familiar with the different types of accounts you can establish with Janus. It also explains in detail the wide array of services and features you can establish on your account, as well as describes account policies and fees that may apply to your account. Account policies (including fees), services, and features may be modified or discontinued without shareholder approval or prior notice.

With certain limited exceptions, the Fund is generally available only to shareholders residing in the United States and employees of Janus or its affiliates. For purposes of this policy, the Fund requires that a shareholder and/or entity be a U.S. citizen residing in the United States or a U.S. Territory (including overseas U.S. military or diplomatic addresses) or a resident alien residing in the United States or a U.S. Territory with a valid U.S. Taxpayer Identification Number to open an account with the Fund.

DOING BUSINESS WITH JANUS

The Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus funds. The Shares are available only to investors who hold accounts directly with the Janus funds, to immediate family members or members of the same household of an eligible individual investor, and to existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus funds. Under certain limited circumstances, shareholders of other Janus share classes who no longer wish to hold shares through an intermediary may be eligible to purchase Class D Shares.

In addition, directors, officers, and employees of Janus Capital Group Inc. (“JCGI”) and its affiliates, as well as Trustees and officers of the Fund, may purchase Class D Shares. Under certain circumstances, where there has been a change in the form of ownership due to, for example, mandatory retirement distributions, legal proceedings, estate settlements, or the gifting of Shares, the recipient of Class D Shares may continue to purchase Class D Shares.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. You should carefully consider which class of shares to purchase. Certain classes have higher expenses than other classes, which may lower the return on your investment. If you would like additional information about the other available share classes, please call 1-800-525-3713.

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Online – janus.com – 24 hours a day, 7 days a week

At janus.com/individual* existing shareholders can:

•	Obtain Fund information and performance
•	Review your account or your complete portfolio
•	Buy, exchange, and sell Janus funds
•	Update personal information
•	Receive electronic daily, quarterly, and year-end statements, semiannual and annual reports, prospectuses, and tax forms
•	Analyze the fees associated with your investment (www.finra.org/fundanalyzer)

*	New accounts can only be opened via written request. In addition, certain account or transaction types may be restricted from being processed through janus.com. If you would like more information about these restrictions, please contact a Janus representative.

Janus XpressLinetm 1-888-979-7737 • 24-hour automated phone system Janus Representatives 1-800-525-3713 TDD For the speech and hearing impaired. 1-800-525-0056	Mailing Address Janus P.O. Box 55932 Boston, MA 02205-5932 For Overnight Mail Janus 30 Dan Road, Suite 55932 Canton, MA 02021-2809

MINIMUM INVESTMENTS*

To open a new regular Fund account	$2,500

To open a new UGMA/UTMA account, Coverdell Education Savings Account, or a retirement Fund account
• without an automatic investment program	$1,000
• with an automatic investment program of $50 per month	$500

To add to any existing type of Fund account without an automatic investment program	$100

*	The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part. Participants in certain retirement plans, including but not limited to, Janus prototype Money Purchase Pension and Profit Sharing plans, SEP IRAs, SAR SEP IRAs, or outside qualified retirement plans, may not be subject to the stated minimums. Employees of Janus Capital, its wholly-owned subsidiaries, INTECH, and Perkins may open Fund accounts for $100.

Minimum Investment Requirements
Due to the proportionately higher costs of maintaining small accounts, the Fund reserves the right to deduct an annual $25 minimum balance fee per Fund account (paid to Janus Services) with values below the minimums described under “Minimum Investments” or to close Fund accounts valued at less than $100. This policy may not apply to accounts that fall below the minimums solely as a result of market value fluctuations or to those accounts not subject to a minimum investment requirement. The fee or account closure will occur during the fourth quarter of each calendar year. You may receive written notice before we charge the $25 fee or close your account so that you may increase your account balance to the required minimum provided you meet certain residency eligibility requirements. Please note that you may incur a tax liability as a result of the fee being charged or the redemption.

TYPES OF ACCOUNT OWNERSHIP

Please refer to janus.com/individual for the appropriate account application and for information related to maintaining an account.

Individual or Joint Ownership
Individual accounts are owned by one person. Joint accounts have two or more owners.

Trust
An established trust can open an account. The names of each trustee, the name of the trust, and the date of the trust agreement must be included on the application.

Business Accounts
Corporations and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of the partnership.

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TAX-DEFERRED ACCOUNTS

Please refer to janus.com/individual for the appropriate account application and for information related to maintaining an account. Certain tax-deferred accounts can only be maintained via written request. Please contact a Janus representative for more information.

If you are eligible, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes. A contribution to certain of these plans may also be tax deductible. The types of tax-deferred accounts that may be opened with Janus are described below. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

Investing for Your Retirement
Please visit janus.com/individual or call a Janus representative for more complete information regarding the different types of IRAs available. Distributions from these plans may be subject to income tax and generally to an additional tax if withdrawn prior to age 59 1/2 or used for a nonqualifying purpose.

Traditional and Roth IRAs
Both IRAs allow most individuals with earned income to contribute up to the lesser of $5,500 or 100% of compensation, with future years increased by cost-of-living adjustments. In addition, IRA holders age 50 or older may contribute $1,000 more than these limits.

Simplified Employee Pension (“SEP”) IRA
This plan allows small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any eligible employee(s). A SEP requires an IRA (a “SEP-IRA”) to be set up for each SEP participant.

Profit Sharing or Money Purchase Pension Plans
These plans are open to corporations, partnerships, and small business owners (including sole proprietors) for the benefit of their employees and themselves. You may only maintain this type of account via written request. Please contact a Janus representative for more information.

ACCOUNTS FOR THE BENEFIT OF A CHILD

Custodial Accounts (UGMA or UTMA)
An UGMA/UTMA account is a custodial account managed for the benefit of a minor.

Coverdell Education Savings Account
This tax-deferred plan allows individuals, subject to certain income limitations, to contribute up to $2,000 annually on behalf of any child under the age of 18. Contributions are also allowed on behalf of children with special needs beyond age 18. Distributions are generally tax-free when used for qualified education expenses.

Please refer to the following for information regarding opening an account and conducting business with Janus.

TO OPEN AN ACCOUNT OR BUY SHARES

New accounts can only be opened via written request. Please visit janus.com/individual or contact a Janus representative for more information.

As previously noted, with certain limited exceptions, the Fund is generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, you may not be able to open an account or buy additional shares.

By Mail/In Writing

•	To open your Fund account, complete and sign the appropriate application. Make your check payable to Janus or elect a one-time electronic withdrawal from your bank account as noted on the appropriate application.

•	To buy additional shares, complete the remittance slip accompanying your confirmation statement. If you are making a purchase into a retirement account, please indicate whether the purchase is a rollover or a current or prior year contribution. Send your check and remittance slip or written instructions to the address listed on the slip.

Online

•	You may buy additional shares in an existing Fund account. You may elect to have Janus electronically withdraw funds from your designated bank account. A real-time confirmation of your transaction will be provided via janus.com/individual.

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By Telephone

•	For an existing account, you may use Janus XpressLine™ to buy shares 24 hours a day, or you may call a Janus representative during normal business hours. Janus will electronically withdraw funds from your designated bank account.

•	You may also buy shares by wiring money from your bank account to your Fund account. For wiring instructions, call a Janus representative.

By Automated Investments

•	To buy additional shares through the Automatic Investment Program, you select the frequency with which your money ($50 minimum) will be electronically transferred from your bank account to your Fund account. Certain tax-deferred accounts are not eligible for automated investments.

•	You may buy additional shares using Payroll Deduction if your employer can initiate this type of transaction. You may have all or a portion of your paycheck ($50 minimum) invested directly into your Fund account.

Note:	For more information, refer to “Paying for Shares.”

TO EXCHANGE SHARES

As previously noted, with certain limited exceptions, the Fund is generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, the exchange privilege may not be available.

Online

•	Exchanges may generally be made online at janus.com/individual.

By Telephone

•	Generally all accounts are automatically eligible to exchange shares by telephone. To exchange all or a portion of your shares into any other available Janus fund, call Janus XpressLine™ or a Janus representative.

By Mail/In Writing

•	To request an exchange in writing, please follow the instructions in “Written Instructions.”

By Systematic Exchange

•	You determine the amount of money you would like automatically exchanged from one Fund account to another on any day of the month.

Note:	For more information, refer to “Exchanges.”

TO SELL SHARES

As previously noted, with certain limited exceptions, the Fund is generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, once you close your account, you may not make additional investments in the Fund.

Online

•	Redemptions may be made online at janus.com/individual.

By Telephone

•	Generally all accounts are automatically eligible to sell shares by telephone. To sell all or a portion of your shares, call Janus XpressLine™ or a Janus representative. The Fund reserves the right to limit the dollar amount that you may redeem from your account by telephone.

By Mail/In Writing

•	To request a redemption in writing, please follow the instructions in “Written Instructions.”

By Systematic Redemption

•	This program allows you to sell shares worth a specific dollar amount from your Fund account on a regular basis.

Note:	For more information, refer to “Payment of Redemption Proceeds.”

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PRICING OF FUND SHARES

The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of outstanding shares of the class. The Fund’s NAV is calculated as of the close of the regular trading session of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time) each day that the NYSE is open (“business day”). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the Securities and Exchange Commission (“SEC”). Foreign securities held by the Fund may be traded on days and at times when the NYSE is closed and the NAV is therefore not calculated. Accordingly, the value of the Fund’s holdings may change on days that are not business days in the United States and on which you will not be able to purchase or redeem the Fund’s Shares.

All purchases, exchanges, and redemptions will be duly processed at the NAV as described under “Policies in Relation to Transactions” after your request is received in good order by the Fund or its agents.

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees. To the extent available, equity securities are generally valued on the basis of market quotations. Most fixed-income securities are typically valued using an evaluated bid price supplied by an approved pricing service that is intended to reflect market value. The evaluated bid price is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term instruments maturing within 60 days or less may be valued at amortized cost, which approximates market value. If a market quotation or evaluated price for a security is not readily available or is deemed unreliable, or if an event that is expected to affect the value of the security occurs after the close of the principal exchange or market on which the security is traded, and before the close of the NYSE, a fair value of the security will be determined in good faith under the policies and procedures. Such events include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a non-significant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. This type of fair value pricing may be more commonly used with foreign equity securities, but it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities, and forward contracts stated in foreign currency are generally translated into U.S. dollar equivalents at the prevailing market rates. The Fund uses systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Due to the subjective nature of systematic fair value pricing, the Fund’s value for a particular security may be different from the last quoted market price. Systematic fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of the Fund’s portfolio securities and the reflection of such change in the Fund’s NAV, as further described in the “Excessive Trading” section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as “stale pricing”). Funds that hold thinly-traded securities, such as certain small-capitalization securities or high-yield fixed-income securities, may be subject to attempted use of arbitrage techniques. To the extent that the Fund’s valuation of a security is different from the security’s market value, short-term arbitrage traders buying and/or selling shares of the Fund may dilute the NAV of the Fund, which negatively impacts long-term shareholders. The Fund’s fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

The value of the securities of other open-end funds held by the Fund, if any, will be calculated using the NAV of such open-end funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

Policies in Relation to Transactions
All requests, including but not limited to, exchanges between the Fund and other Janus funds, purchases by check or automated investment, redemptions by wire transfer, ACH transfer, or check, must be received in good order by the Fund or its agents prior to the close of the regular trading session of the NYSE (normally 4:00 p.m. New York time) in order to receive that day’s NAV. Transaction requests submitted in writing and mailed to Janus’ P.O. Box, once delivered, are

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considered received for processing the following business day. Transactions involving funds which pay dividends will generally begin to earn dividends, as applicable, on the first bank business day following the date of purchase.

ADMINISTRATIVE SERVICES FEES

The Fund pays an annual administrative services fee of 0.12% of net assets of Class D Shares. These administrative services fees are paid by Class D Shares of the Fund. Janus Services provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports.

PAYMENTS TO FINANCIAL INTERMEDIARIES BY JANUS CAPITAL OR ITS AFFILIATES

With respect to other share classes not offered in this Prospectus, Janus Capital or its affiliates may pay fees, from their own assets, to selected brokerage firms, banks, financial advisors, retirement plan service providers, and other financial intermediaries that sell the Janus funds for distribution, marketing, promotional, or related services, and/or for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation (“NSCC”) or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of services or other services. Shareholders investing through an intermediary should consider whether such arrangements exist when evaluating any recommendations from an intermediary and when considering which share class of a fund is most appropriate.

In addition, Janus Capital or its affiliates may also share certain marketing expenses with intermediaries, or pay for, or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting, or business building programs for such financial intermediaries to raise awareness of the Fund. Janus Capital or its affiliates may make payments to participate in intermediary marketing support programs which may provide Janus Capital or its affiliates with one or more of the following benefits: attendance at sales conferences, participation in meetings or training sessions, access to or information about intermediary personnel, use of an intermediary’s marketing and communication infrastructure, fund analysis tools, business planning and strategy sessions with intermediary personnel, information on industry- or platform-specific developments, trends and service providers, and other marketing-related services. Such payments may be in addition to, or in lieu of, the payments described above. These payments are intended to promote the sales of Janus funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Janus funds to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Janus funds available to their customers.

The receipt of (or prospect of receiving) payments described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds’ shares over sales of other mutual funds (or non-mutual fund investments) or to favor sales of one class of Janus funds’ shares over sales of another Janus funds’ share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Janus funds within such financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Janus funds in various ways within such financial intermediary’s organization.

From time to time, certain financial intermediaries approach Janus Capital to request that Janus Capital make contributions to certain charitable organizations. In these cases, Janus Capital’s contribution may result in the financial intermediary, or its salespersons, recommending Janus funds over other mutual funds (or non-mutual fund investments).

The payment arrangements described above will not change the price an investor pays for Shares nor the amount that a Janus fund receives to invest on behalf of the investor. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell Shares of the Fund and, if applicable, when considering which share class of the Fund is most appropriate for you.

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PAYING FOR SHARES

As previously noted, with certain limited exceptions, the Fund is generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, you may not be able to buy shares.

Please note the following when purchasing Shares:

•	Cash, credit cards, third party checks (with certain limited exceptions), travelers cheques, credit card checks, line of credit checks, or money orders will not be accepted.

•	All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks or an accepted non-U.S. bank.

•	Purchases initiated using a bill-pay service (or an equivalent) and presented either electronically or in the form of a check are considered direct deposit transactions.

•	When purchasing Shares through the Automatic Investment Program, your automatic investment selection(s) will generally be active within three days following receipt of your authorization for the date and amount you specify. If no date or dollar amount is specified on your application, investments of $50 will be made on the 20th of each month. If the balance in the Janus fund account you are buying into falls to zero as the result of a redemption, exchange, or minimum balance fee, your Automatic Investment Program will be discontinued.

•	We may make additional attempts to debit your predesignated bank account for automated investments that initially fail. You are liable for any costs associated with these additional attempts. If your automated investment fails, you may purchase Shares of the Fund by submitting good funds via another method accepted by the Fund (e.g., by wire transfer). In this case, your purchase will be processed at the next NAV determined after we receive good funds, not at the NAV available as of the date of the original request.

•	The Fund reserves the right to reject any purchase order, including exchange purchases, for any reason. The Fund is not intended for excessive trading. For more information about the Fund’s policy on excessive trading, refer to “Excessive Trading.”

•	If all or a portion of a purchase is received for investment without a specific fund designation, for investment in one of our closed funds, or for investment in a fund that is not yet available for public sale, the undesignated amount or entire investment, as applicable, will be invested in Janus Money Market Fund. For investments without a specific fund designation, where you own a single Fund account with a current balance greater than zero, the investment will be applied to that Fund account. For investments without a specific fund designation, where you own two or more Fund accounts with current balances greater than zero, and for investments in closed funds, unless you later direct Janus to (i) buy shares of another Janus fund or (ii) sell shares of Janus Money Market Fund and return the proceeds (including any dividends earned) to you, Janus will treat your inaction as approval of the purchase of Janus Money Market Fund. If you hold shares of a closed fund and submit an order directly to Janus for your account in that closed fund, your account must be open and your order must clearly indicate that you are currently a shareholder of the closed fund, or your money will be invested in Janus Money Market Fund. If you submit an order to buy shares of a fund that is not yet available for investment (during a subscription period), your investment will be held in Janus Money Market Fund until the new fund’s commencement of operations. At that time, your investment (including any dividends) will be automatically exchanged from Janus Money Market Fund to the new fund. All orders for purchase, exchange, or redemption will receive the NAV as described under “Policies in Relation to Transactions.”

•	For Fund purchases by check, if your check does not clear for any reason, your purchase will be cancelled.

•	If your purchase is cancelled for any reason, you will be responsible for any losses or fees imposed by your bank and may be responsible for losses that may be incurred as a result of any decline in the value of the cancelled purchase.

In compliance with the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”), Janus is required to verify certain information on your account application as part of its Anti-Money Laundering Program. You will be required to provide your full name, date of birth, social security number, and permanent street address to assist in verifying your identity. You may also be asked to provide documents that may help to establish your identity. Until verification of your identity is made, Janus may temporarily limit additional share purchases. In addition, Janus may close an account if it is unable to verify a shareholder’s identity. Please contact a Janus representative if you need additional assistance when completing your application or additional information about the Anti-Money Laundering Program.

In an effort to ensure compliance with this law, Janus’ Anti-Money Laundering Program (the “Program”) provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

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The Fund has also adopted an identity theft policy (“Red Flag Policy”) to detect, prevent, and mitigate patterns, practices, or specific activities that indicate the possible existence of identity theft. The Fund is required by law to obtain certain personal information which will be used to verify your identity. The Red Flag Policy applies to the opening of Fund accounts and activity with respect to existing accounts.

EXCHANGES

As previously noted, with certain limited exceptions, the Fund is generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, the exchange privilege may not be available.

Please note the following when exchanging shares:

•	An exchange represents the redemption (or sale) of shares from the Fund and the purchase of shares of another fund, which may produce a taxable gain or loss in a non-retirement account.

•	You may generally exchange Shares of the Fund for Shares of the same class of any other fund in the Trust.

•	You may also exchange shares of one class for another class of shares within the same fund, provided the eligibility requirements of the class of shares to be received are met. The Fund’s fees and expenses differ between share classes. Exchanging from a direct share class to one held through an intermediary typically results in increased expenses. This is because share classes distributed through intermediaries include additional fees for administration and/or distribution to pay for services provided by intermediaries. Please read the Prospectus for the share class you are interested in prior to investing in that share class.

•	New regular Janus fund accounts established by exchange must be opened with $2,500 or the total account value if the value of the Janus fund account you are exchanging from is less than $2,500. (If your Janus fund account balance does not meet the minimum investment requirements, you may be subject to an annual minimum balance fee or account closure. For more information, refer to “Minimum Investment Requirements.”)

•	UGMA/UTMA accounts, Traditional or Roth IRAs, Simplified Employee Pension IRAs, and Coverdell Education Savings Accounts established by exchange must meet the minimum investment requirements previously described. If the value of the Janus fund account you are exchanging from is less than the stated minimum, you must exchange the entire balance. (If your Janus fund account balance does not meet the minimum investment requirements, you may be subject to an annual minimum balance fee or account closure. For more information, refer to “Minimum Investment Requirements.”)

•	New Janus fund non-retirement accounts established by an exchange (or exchange purchases to an existing Roth IRA) resulting from a required minimum distribution from a retirement account do not have an initial minimum investment requirement. (If your Janus fund account balance does not meet the minimum investment requirements, you may be subject to an annual minimum balance fee or account closure. For more information, refer to “Minimum Investment Requirements.”)

•	Exchanges between existing Janus fund accounts must meet the $100 subsequent investment requirement.

•	For Systematic Exchanges, if no date is specified on your request, systematic exchanges will be made on the 20th of each month. You may establish this option for as little as $100 per exchange. If the balance in the Janus fund account you are exchanging from falls below the Systematic Exchange amount, all remaining shares will be exchanged and your Systematic Exchange Program will be discontinued.

•	The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you make more than one round trip in the Fund in a 90-day period and may bar future purchases in the Fund or any of the other Janus funds. Different restrictions may apply if you invest through an intermediary. For more information about the Fund’s policy on excessive trading, refer to “Excessive Trading.”

•	The Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time.

•	With certain exceptions, exchanges between Janus fund accounts will be accepted only if the registrations are identical. If you are exchanging into a closed Janus fund, you will need to meet criteria for investing in the closed fund. For more information, refer to Closed Fund Policies in the “Other Information” section of this Prospectus.

Note: For the fastest and easiest way to exchange shares, log on to janus.com/individual* 24 hours a day, 7 days a week.

*	Certain account types and transactions are not available via janus.com. For more information, access janus.com/individual or refer to this Shareholder’s Manual.

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PAYMENT OF REDEMPTION PROCEEDS

As previously noted, with certain limited exceptions, the Fund is generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, once you close your account, you may not make additional investments in the Fund.

By Electronic Transfer – Generally all accounts are automatically eligible for the electronic redemption option if bank information is provided.

•	Next Day Wire Transfer – Your redemption proceeds can be electronically transferred to your predesignated bank account on the next bank business day after receipt of your redemption request (wire transfer). You may be charged a fee for each wire transfer, and your bank may charge an additional fee to receive the wire.

•	ACH (Automated Clearing House) Transfer – Your redemption proceeds can be electronically transferred to your predesignated bank account on or about the second bank business day after receipt of your redemption request. There is no fee associated with this type of electronic transfer.

By Check – Redemption proceeds will be sent to the shareholder(s) of record at the address of record normally within seven days after receipt of a valid redemption request. During the 10 days following an address change, requests for redemption checks to be sent to a new address require a signature guarantee.

By Systematic Redemption – If no date is specified on your request, systematic redemptions will be made on or about the 24th of each month. If the balance in the Janus fund account you are selling from falls to zero, your Systematic Redemption Program will be discontinued.

Generally, orders to sell Shares may be initiated at any time at janus.com/individual, by telephone, or in writing. Certain accounts may require a written request. If the Shares being sold were purchased by check or automated investment, the Fund can delay the payment of your redemption proceeds for up to 15 days from the day of purchase to allow the purchase to clear. In addition, there may be a delay in the payment of your redemption proceeds if you request a redemption by electronic transfer and your bank information is new. Unless you provide alternate instructions, your proceeds will be invested in Shares of Janus Money Market Fund during the 15-day hold period.

The Fund reserves the right to postpone payment of redemption proceeds for up to seven calendar days. Additionally, the right to require the Fund to redeem its Shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

Note: For the fastest and easiest way to redeem shares, log on to janus.com/individual* 24 hours a day, 7 days a week.

*	Certain account types and transactions are not available via janus.com. For more information, access janus.com/individual or refer to this Shareholder’s Manual.

Large Shareholder Redemptions
Certain large shareholders, such as other funds, individuals, accounts, and Janus affiliates, may from time to time own (beneficially or of record) or control a significant percentage of the Fund’s Shares. Redemptions by these large shareholders of their holdings in the Fund may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments result in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, which could lead to an increase in the Fund’s expense ratio.

Redemptions In-Kind
Shares normally will be redeemed for cash, although the Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, or in connection with the liquidation of a fund, by delivery of securities selected from its assets at its discretion. However, the Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming

9

the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash, whereas such costs are borne by the Fund for cash redemptions.

While the Fund may pay redemptions in-kind, the Fund may instead choose to raise cash to meet redemption requests through the sale of fund securities or permissible borrowings. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and may increase brokerage costs.

WRITTEN INSTRUCTIONS

To redeem or exchange all or part of your Shares in writing, your request should be sent to one of the addresses listed under “Doing Business with Janus.” Requests or documents received in a language other than English may be inadvertently delayed or returned due to an inability to accurately translate the intended instructions. Please include the following information:

•	the name of the Janus fund(s) being redeemed or exchanged;
•	the account number(s);
•	the amount of money or number of shares being redeemed or exchanged;
•	the name(s) on the account;
•	the signature(s) of one or more registered account owners; and
•	your daytime telephone number.

SIGNATURE GUARANTEE

A signature guarantee for each registered account owner is required if any of the following is applicable:

•	You request a redemption by check above a certain dollar amount.
•	You would like a check made payable to anyone other than the shareholder(s) of record.
•	You would like a check mailed to an address that has been changed within 10 days of the redemption request.
•	You would like a check mailed to an address other than the address of record.
•	You would like your redemption proceeds sent to a bank account other than a bank account of record.

The Fund reserves the right to require a signature guarantee under other circumstances or to reject or delay a redemption on certain legal grounds.

A signature guarantee may be refused if any of the following is applicable:

•	It does not appear valid or in good form.
•	The transaction amount exceeds the surety bond limit of the signature guarantee.
•	The guarantee stamp has been reported as stolen, missing, or counterfeit.

How to Obtain a Signature Guarantee
A signature guarantee assures that a signature is genuine. The signature guarantee protects shareholders from unauthorized account transfers. The following financial institutions may guarantee signatures: banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange. Call your financial institution to see if it has the ability to guarantee a signature. A signature guarantee cannot be provided by a notary public.

EXCESSIVE TRADING

Excessive Trading Policies and Procedures
The Trustees have adopted policies and procedures with respect to short-term and excessive trading of Fund shares (“excessive trading”). The Fund is intended for long-term investment purposes only, and the Fund will take reasonable steps to attempt to detect and deter short-term and excessive trading. Transactions placed in violation of the Fund’s exchange limits or excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. Direct investors should be aware that the Fund is also available for purchase through third party intermediaries. As described below, the Fund may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and redemptions of the Fund’s shares by multiple investors are aggregated by the intermediary and presented to the Fund on a net basis, may effectively conceal the identity of individual investors and their transactions from the Fund and its agents. This makes the elimination of excessive trading in the accounts impractical without the assistance of the intermediary.

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The Fund attempts to deter excessive trading through at least the following methods:

•	exchange limitations as described under “Exchanges;”
•	trade monitoring; and
•	fair valuation of securities as described under “Pricing of Fund Shares.”

Generally, a purchase and redemption of Shares from the Fund (i.e., “round trip”) within 90 calendar days may result in enforcement of the Fund’s excessive trading policies and procedures with respect to future purchase orders, provided that the Fund reserves the right to reject any purchase request as explained above.

The Fund monitors for patterns of shareholder frequent trading and may suspend or permanently terminate the exchange privilege of any investor who makes more than one round trip in the Fund over a 90-day period, and may bar future purchases into the Fund and any of the other Janus funds by such investor. The Fund’s excessive trading policies generally do not apply to (i) a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice; (ii) transactions in the Janus funds by a Janus “fund of funds,” which is a fund that primarily invests in other Janus mutual funds; and (iii) identifiable transactions by certain funds of funds and asset allocation programs to realign portfolio investments with existing target allocations.

The Fund’s Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days’ notice to shareholders of that fund.

Investors in other share classes who place transactions through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Fund’s excessive trading policies and procedures and may be rejected in whole or in part by the Fund. The Fund, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Fund, and thus the Fund may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the Fund’s excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund.

In an attempt to detect and deter excessive trading in omnibus accounts, the Fund or its agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting future purchases by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Fund’s ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems’ capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

Certain transactions in Fund shares, such as periodic rebalancing through intermediaries (no more frequently than every 60 days) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Fund’s methods to detect and deter excessive trading.

The Fund also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to the Fund. For example, the Fund may refuse a purchase order if the Fund’s investment personnel believe they would be unable to invest the money effectively in accordance with the Fund’s investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

The Fund’s policies and procedures regarding excessive trading may be modified at any time by the Fund’s Trustees.

Excessive Trading Risks
Excessive trading may present risks to the Fund’s long-term shareholders. Excessive trading into and out of the Fund may disrupt portfolio investment strategies, may create taxable gains to remaining Fund shareholders, and may increase Fund expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

Funds that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a fund based on events occurring after the close of a foreign market that may not be reflected in the fund’s NAV (referred to as “price arbitrage”). Such arbitrage opportunities may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as “stale pricing”). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that the

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Fund’s valuation of a security differs from the security’s market value, short-term arbitrage traders may dilute the NAV of the Fund, which negatively impacts long-term shareholders. Although the Fund has adopted valuation policies and procedures intended to reduce the Fund’s exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

Although the Fund takes steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, for share classes sold through financial intermediaries, the Fund may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Fund and its agents. This makes the Fund’s identification of excessive trading transactions in the Fund through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the Fund encourages intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Fund cannot eliminate completely the possibility of excessive trading.

Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Fund.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION

The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds’ portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.

•	Full Holdings. The Fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Portfolio holdings (excluding derivatives, short positions, and other investment positions) consisting of at least the names of the holdings are generally available on a calendar quarter-end basis with a 60-day lag. Holdings are generally posted approximately two business days thereafter under the Fund’s Holdings & Details tab at janus.com/allfunds.

The Fund may provide, upon request, historical full holdings at any time subject to a written confidentiality agreement.

•	Top Holdings. The Fund’s top portfolio holdings, consisting of security names only in alphabetical order and aggregate percentage of the Fund’s total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag.

•	Other Information. The Fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) and specific portfolio level performance attribution information and statistics monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag.

Full portfolio holdings will remain available on the Janus websites at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication on its websites all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. Under extraordinary circumstances, exceptions to the Mutual Fund Holdings Disclosure Policies and Procedures may be made by Janus Capital’s Chief Investment Officer(s) or their delegates. All exceptions shall be preapproved by the Chief Compliance Officer or his designee. Such exceptions may be made without prior notice to shareholders. A summary of the Fund’s portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Fund’s SAI.

SHAREHOLDER SERVICES AND ACCOUNT POLICIES

Address Changes
For the easiest way to change the address on your account, visit janus.com/individual. You may also call a Janus representative or send a written request signed by one or more shareholder(s) of record. Include the name of the Janus

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fund(s) you hold, the account number(s), the name(s) on the account, and both the old and new addresses. Certain options may be suspended for 10 days following an address change unless a signature guarantee is provided.

Bank Account Changes
For the easiest way to change your bank account of record or add new bank account information to your account, visit janus.com/individual. You may also send a written request signed by the shareholder of record or by each shareholder of record if more than one. Please note that you may change or add bank information online at janus.com/individual for purchases only. Certain accounts may require a written notice and, in some instances, bank privileges may not be available. We cannot accept changes or additions to bank account redemption options online at janus.com/individual or over the telephone. If multiple account owners are named on the added bank account, at least one name on the bank account must match one name on the Fund account. There may be a delay in the payment of your redemption proceeds if you request a redemption by electronic transfer to a new bank or bank account.

Distributions
Generally, all income dividends and capital gains distributions will automatically be reinvested in your Fund account. If you wish to change your distribution option, please visit janus.com/individual, call a Janus representative, or send a written request signed by one or more shareholder(s) of record.

Your non-retirement Fund account distribution checks may be reinvested in your Fund account if you do not cash them within one year of the date they were written. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Involuntary Redemptions
The Fund reserves the right to close an account if the shareholder is deemed to engage in activities which are illegal or otherwise believed to be detrimental to the Fund. This includes, but is not limited to, accounts that the Fund or its agents believe are engaged in market timing. Any time shares are redeemed in a taxable account, it is considered a taxable event. You are responsible for any tax liabilities associated with an involuntary redemption of your account.

Lost (Unclaimed/Abandoned) Accounts
It is important that the Fund maintain a correct address for each shareholder. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Fund as undeliverable. Based upon statutory requirements for returned mail, Janus will attempt to locate the shareholder or rightful owner of the account. If Janus is unable to locate the shareholder, then Janus is legally obligated to deem the property “unclaimed” or “abandoned,” and subsequently escheat (or transfer) unclaimed property (including shares of a mutual fund) to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. Further, your mutual fund account may be deemed “unclaimed” or “abandoned,” and subsequently transferred to your state of residence if no activity (as defined by that state) occurs within your account during the time frame specified in your state’s unclaimed property laws. The shareholder’s last known address of record determines which state has jurisdiction. Interest or income is not earned on redemption or distribution check(s) sent to you during the time the check(s) remained uncashed.

Online and Telephone Transactions
You may initiate many transactions through janus.com/individual or by calling Janus XpressLine™. You may also contact a Janus representative. Generally all new accounts automatically receive online and telephone transaction privileges including redemption privileges. If you do not want to receive these privileges, please call a Janus representative. The Fund and its agents will not be responsible for any losses, costs, or expenses resulting from unauthorized transactions when reasonable procedures designed to verify the identity of the online user or caller are followed.

Your ability to access your account or transact business electronically may be impacted due to unexpected circumstances, such as system outages, or during periods of increased web activity. For example, periods of substantial market change or other unexpected events can contribute to high call volumes, which may delay your ability to reach a Janus representative by telephone.

If you experience difficulty transacting business with us through a particular method, please consider using an alternate method, such as visiting janus.com/individual, calling Janus XpressLine™, contacting a Janus representative by telephone, or sending written instructions to complete your transaction. Please remember that purchase, exchange, or redemption requests must be received in good order by the Fund or its agents prior to the close of the regular trading session of the NYSE in order to receive that day’s NAV.

Your account information, including online credentials, should be kept private, and you should immediately review any account statements that you receive from Janus. Someone other than you could act on your account if that person is able to

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provide the required identifying information. Contact Janus immediately about any transactions you believe to be unauthorized.

Registration Changes
To change the name on an account, the shares are generally transferred to a new account. In some cases, legal documentation may be required. Please visit janus.com/individual or call a Janus representative for further instructions.

Statements, Reports, and Prospectuses
We will send you quarterly confirmations of all transactions. You may elect at janus.com/edelivery to discontinue delivery of your paper statements, and instead receive them online. In addition, at janus.com/individual, the Fund will send you an immediate transaction confirmation statement after every non-systematic transaction. If you have not elected to receive online statements, your confirmation will be mailed within three days of the transaction. The Fund reserves the right to charge a fee for additional account statement requests.

The Fund produces financial reports that include a complete list of the Fund’s portfolio holdings semiannually, and updates its prospectus annually. You may elect to receive these reports and prospectus updates electronically at janus.com/edelivery. The Fund’s fiscal year ends June 30.

Unless you instruct Janus otherwise by contacting a Janus representative, the Fund will mail only one report or prospectus to your address of record (“household”), even if more than one person in your household has a Fund account. This process, known as “householding,” reduces the amount of mail you receive and helps lower Fund expenses. If you decide that you no longer want the mailing of these documents to be combined with the other members of your household, please call a Janus representative or send a written request signed by one or more shareholder(s) of record. Individual copies will be sent within thirty (30) days after the Fund receives your instructions.

Taxpayer Identification Number
On the application or other appropriate forms, you may be asked to certify that your Social Security or employer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding, or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold a certain percentage (at the currently applicable rate) of any dividends paid and redemption or exchange proceeds. In addition to this backup withholding, you may be subject to a $50 fee to reimburse the Fund for any penalty that the IRS may impose.

Temporary Suspension of Services
The Fund or its agents may, in case of emergency, temporarily suspend telephone transactions and other shareholder services. As previously noted, the Fund may postpone payment of redemption proceeds for up to seven calendar days. In addition, the right to require the Fund to redeem its Shares may be suspended or the date of payment may be postponed beyond seven calendar days whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable. The exchange privilege may also be suspended in these circumstances.

Please retain this Supplement with your records.

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Janus Investment Fund

Class D Shares

Janus Government Money Market Fund
Janus Money Market Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 1, 2015
to Currently Effective Prospectus

Effective with the launch of the Funds’ new website, the following replaces the Shareholder’s Manual in its entirety:

Shareholder’s manual

This Shareholder’s Manual is for those shareholders investing directly with the Funds. This section will help you become familiar with the different types of accounts you can establish with Janus. It also explains in detail the wide array of services and features you can establish on your account, as well as describes account policies and fees that may apply to your account. Account policies (including fees), services, and features may be modified or discontinued without shareholder approval or prior notice.

With certain limited exceptions, the Funds are generally available only to shareholders residing in the United States and employees of Janus or its affiliates. For purposes of this policy, the Funds require that a shareholder and/or entity be a U.S. citizen residing in the United States or a U.S. Territory (including overseas U.S. military or diplomatic addresses) or a resident alien residing in the United States or a U.S. Territory with a valid U.S. Taxpayer Identification Number to open an account with a Fund.

DOING BUSINESS WITH JANUS

The Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus funds. The Shares are available only to investors who hold accounts directly with the Janus funds, to immediate family members or members of the same household of an eligible individual investor, and to existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus funds. Under certain limited circumstances, shareholders of other Janus share classes who no longer wish to hold shares through an intermediary may be eligible to purchase Class D Shares.

In addition, directors, officers, and employees of Janus Capital Group Inc. (“JCGI”) and its affiliates, as well as Trustees and officers of the Funds, may purchase Class D Shares. Under certain circumstances, where there has been a change in the form of ownership due to, for example, mandatory retirement distributions, legal proceedings, estate settlements, or the gifting of Shares, the recipient of Class D Shares may continue to purchase Class D Shares.

The Funds offer multiple classes of shares in order to meet the needs of various types of investors. You should carefully consider which class of shares to purchase. Certain classes have higher expenses than other classes, which may lower the return on your investment. If you would like additional information about the other available share classes, please call 1-800-525-3713.

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Online – janus.com – 24 hours a day, 7 days a week

At janus.com/individual* existing shareholders can:

•	Obtain Fund information and performance
•	Review your account or your complete portfolio
•	Buy, exchange, and sell Janus funds
•	Update personal information
•	Receive electronic daily, quarterly, and year-end statements, semiannual and annual reports, prospectuses, and tax forms
•	Analyze the fees associated with your investment (www.finra.org/fundanalyzer)

*	New accounts can only be opened via written request. In addition, certain account or transaction types may be restricted from being processed through janus.com. If you would like more information about these restrictions, please contact a Janus representative.

Janus XpressLinetm 1-888-979-7737 • 24-hour automated phone system Janus Representatives 1-800-525-3713 TDD For the speech and hearing impaired. 1-800-525-0056	Mailing Address Janus P.O. Box 55932 Boston, MA 02205-5932 For Overnight Mail Janus 30 Dan Road, Suite 55932 Canton, MA 02021-2809

MINIMUM INVESTMENTS*

To open a new regular Fund account	$2,500

To open a new UGMA/UTMA account, Coverdell Education Savings Account, or a retirement Fund account
• without an automatic investment program	$1,000
• with an automatic investment program of $50 per month	$500

To add to any existing type of Fund account without an automatic investment program	$100

*	The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part. Participants in certain retirement plans, including but not limited to, Janus prototype Money Purchase Pension and Profit Sharing plans, SEP IRAs, SAR SEP IRAs, or outside qualified retirement plans, may not be subject to the stated minimums. Employees of Janus Capital, its wholly-owned subsidiaries, INTECH, and Perkins may open Fund accounts for $100.

Minimum Investment Requirements
Due to the proportionately higher costs of maintaining small accounts, the Funds reserve the right to deduct an annual $25 minimum balance fee per Fund account (paid to Janus Services) with values below the minimums described under “Minimum Investments” or to close Fund accounts valued at less than $100. This policy may not apply to accounts that fall below the minimums solely as a result of market value fluctuations or to those accounts not subject to a minimum investment requirement. The fee or account closure will occur during the fourth quarter of each calendar year. You may receive written notice before we charge the $25 fee or close your account so that you may increase your account balance to the required minimum provided you meet certain residency eligibility requirements. Please note that you may incur a tax liability as a result of the fee being charged or the redemption.

TYPES OF ACCOUNT OWNERSHIP

Please refer to janus.com/individual for the appropriate account application and for information related to maintaining an account.

Individual or Joint Ownership
Individual accounts are owned by one person. Joint accounts have two or more owners.

Trust
An established trust can open an account. The names of each trustee, the name of the trust, and the date of the trust agreement must be included on the application.

Business Accounts
Corporations and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of the partnership.

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TAX-DEFERRED ACCOUNTS

Please refer to janus.com/individual for the appropriate account application and for information related to maintaining an account. Certain tax-deferred accounts can only be maintained via written request. Please contact a Janus representative for more information.

If you are eligible, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes. A contribution to certain of these plans may also be tax deductible. The types of tax-deferred accounts that may be opened with Janus are described below. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

Investing for Your Retirement
Please visit janus.com/individual or call a Janus representative for more complete information regarding the different types of IRAs available. Distributions from these plans may be subject to income tax and generally to an additional tax if withdrawn prior to age 59 1/2 or used for a nonqualifying purpose.

Traditional and Roth IRAs
Both IRAs allow most individuals with earned income to contribute up to the lesser of $5,500 or 100% of compensation, with future years increased by cost-of-living adjustments. In addition, IRA holders age 50 or older may contribute $1,000 more than these limits.

Simplified Employee Pension (“SEP”) IRA
This plan allows small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any eligible employee(s). A SEP requires an IRA (a “SEP-IRA”) to be set up for each SEP participant.

Profit Sharing or Money Purchase Pension Plans
These plans are open to corporations, partnerships, and small business owners (including sole proprietors) for the benefit of their employees and themselves. You may only maintain this type of account via written request. Please contact a Janus representative for more information.

ACCOUNTS FOR THE BENEFIT OF A CHILD

Custodial Accounts (UGMA or UTMA)
An UGMA/UTMA account is a custodial account managed for the benefit of a minor.

Coverdell Education Savings Account
This tax-deferred plan allows individuals, subject to certain income limitations, to contribute up to $2,000 annually on behalf of any child under the age of 18. Contributions are also allowed on behalf of children with special needs beyond age 18. Distributions are generally tax-free when used for qualified education expenses.

Please refer to the following for information regarding opening an account and conducting business with Janus.

TO OPEN AN ACCOUNT OR BUY SHARES

New accounts can only be opened via written request. Please visit janus.com/individual or contact a Janus representative for more information.

As previously noted, with certain limited exceptions, the Funds are generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, you may not be able to open an account or buy additional shares.

By Mail/In Writing

•	To open your Fund account, complete and sign the appropriate application. Make your check payable to Janus or elect a one-time electronic withdrawal from your bank account as noted on the appropriate application.

•	To buy additional shares, complete the remittance slip accompanying your confirmation statement. If you are making a purchase into a retirement account, please indicate whether the purchase is a rollover or a current or prior year contribution. Send your check and remittance slip or written instructions to the address listed on the slip.

Online

•	You may buy additional shares in an existing Fund account. You may elect to have Janus electronically withdraw funds from your designated bank account. A real-time confirmation of your transaction will be provided via janus.com/individual.

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By Telephone

•	For an existing account, you may use Janus XpressLine™ to buy shares 24 hours a day, or you may call a Janus representative during normal business hours. Janus will electronically withdraw funds from your designated bank account.

•	You may also buy shares by wiring money from your bank account to your Fund account. For wiring instructions, call a Janus representative.

By Automated Investments

•	To buy additional shares through the Automatic Investment Program, you select the frequency with which your money ($50 minimum) will be electronically transferred from your bank account to your Fund account. Certain tax-deferred accounts are not eligible for automated investments.

•	You may buy additional shares using Payroll Deduction if your employer can initiate this type of transaction. You may have all or a portion of your paycheck ($50 minimum) invested directly into your Fund account.

Note:	For more information, refer to “Paying for Shares.”

TO EXCHANGE SHARES

As previously noted, with certain limited exceptions, the Funds are generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, the exchange privilege may not be available.

Online

•	Exchanges may generally be made online at janus.com/individual.

By Telephone

•	Generally all accounts are automatically eligible to exchange shares by telephone. To exchange all or a portion of your shares into any other available Janus fund, call Janus XpressLine™ or a Janus representative.

By Mail/In Writing

•	To request an exchange in writing, please follow the instructions in “Written Instructions.”

By Systematic Exchange

•	You determine the amount of money you would like automatically exchanged from one Fund account to another on any day of the month.

Note:	For more information, refer to “Exchanges.”

TO SELL SHARES

As previously noted, with certain limited exceptions, the Funds are generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, once you close your account, you may not make additional investments in the Funds.

Online

•	Redemptions may be made online at janus.com/individual.

By Telephone

•	Generally all accounts are automatically eligible to sell shares by telephone. To sell all or a portion of your shares, call Janus XpressLine™ or a Janus representative. The Funds reserve the right to limit the dollar amount that you may redeem from your account by telephone.

By Mail/In Writing

•	To request a redemption in writing, please follow the instructions in “Written Instructions.”

By Systematic Redemption

•	This program allows you to sell shares worth a specific dollar amount from your Fund account on a regular basis.

Note:	For more information, refer to “Payment of Redemption Proceeds.”

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PRICING OF FUND SHARES

The per share net asset value (“NAV”) for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of outstanding shares of the class. A Fund’s NAV is calculated as of the close of the regular trading session of the NYSE (normally 4:00 p.m. New York time) each day that the NYSE is open (“business day”). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. Janus Government Money Market Fund reserves the right to close in conjunction with the closure of the bond markets (i.e., when the bond markets are closed or close early). The value of a Fund’s holdings may change on days that are not business days in the United States and on which you will not be able to purchase or redeem a Fund’s Shares.

All purchases, exchanges, and redemptions will be duly processed at the NAV as described under “Policies in Relation to Transactions” after your request is received in good order by a Fund or its agents.

The Funds’ portfolio securities are valued at amortized cost, which approximates market value. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity (or such other date as permitted by Rule 2a-7) of any discount or premium. If fluctuating interest rates cause the market value of a Fund’s portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Trustees will consider whether any action, such as adjusting the NAV to reflect current market conditions, should be initiated to prevent any material dilutive effect on shareholders.

Policies in Relation to Transactions
All requests, including but not limited to, exchanges between a Fund and other Janus funds, purchases by check or automated investment, redemptions by wire transfer, ACH transfer, or check, must be received in good order by the Fund or its agents prior to the close of the regular trading session of the NYSE (normally 4:00 p.m. New York time) in order to receive that day’s NAV. Transaction requests submitted in writing and mailed to Janus’ P.O. Box, once delivered, are considered received for processing the following business day. Transactions involving funds which pay dividends will generally begin to earn dividends, as applicable, on the first bank business day following the date of purchase. The Funds reserve the right to require purchase and/or redemption requests prior to this time on days when the bond markets or the NYSE close early. Janus Government Money Market Fund reserves the right to close in conjunction with the closure of the bond markets (i.e., when the bond markets are closed or close early). Please call a Janus representative for details.

PAYMENTS TO FINANCIAL INTERMEDIARIES BY JANUS CAPITAL OR ITS AFFILIATES

With respect to other share classes not offered in this Prospectus, Janus Capital or its affiliates may pay fees, from their own assets, to selected brokerage firms, banks, financial advisors, retirement plan service providers, and other financial intermediaries that sell the Janus funds for distribution, marketing, promotional, or related services, and/or for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation (“NSCC”) or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of services or other services. Shareholders investing through an intermediary should consider whether such arrangements exist when evaluating any recommendations from an intermediary and when considering which share class of a fund is most appropriate.

In addition, Janus Capital or its affiliates may also share certain marketing expenses with intermediaries, or pay for, or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting, or business building programs for such financial intermediaries to raise awareness of the Funds. Janus Capital or its affiliates may make payments to participate in intermediary marketing support programs which may provide Janus Capital or its affiliates with one or more of the following benefits: attendance at sales conferences, participation in meetings or training sessions, access to or information about intermediary personnel, use of an intermediary’s marketing and communication infrastructure, fund analysis tools, business planning and strategy sessions with intermediary personnel, information on industry- or platform-specific developments, trends and service providers, and other marketing-related services. Such payments may be in addition to, or in lieu of, the payments described above. These payments are intended to promote the sales of Janus funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Janus funds to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Janus funds available to their customers.

The receipt of (or prospect of receiving) payments described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds’ shares over sales of other mutual funds (or non-mutual fund investments) or to favor sales of one class of Janus funds’ shares over sales of another Janus funds’ share class, with respect to which the

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financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Janus funds within such financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Janus funds in various ways within such financial intermediary’s organization.

From time to time, certain financial intermediaries approach Janus Capital to request that Janus Capital make contributions to certain charitable organizations. In these cases, Janus Capital’s contribution may result in the financial intermediary, or its salespersons, recommending Janus funds over other mutual funds (or non-mutual fund investments).

The payment arrangements described above will not change the price an investor pays for Shares nor the amount that a Janus fund receives to invest on behalf of the investor. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell Shares of the Funds and, if applicable, when considering which share class of a Fund is most appropriate for you.

PAYING FOR SHARES

As previously noted, with certain limited exceptions, the Funds are generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, you may not be able to buy shares.

Please note the following when purchasing Shares:

•	Cash, credit cards, third party checks (with certain limited exceptions), travelers cheques, credit card checks, line of credit checks, or money orders will not be accepted.

•	All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks or an accepted non-U.S. bank.

•	Purchases initiated using a bill-pay service (or an equivalent) and presented either electronically or in the form of a check are considered direct deposit transactions.

•	When purchasing Shares through the Automatic Investment Program, your automatic investment selection(s) will generally be active within three days following receipt of your authorization for the date and amount you specify. If no date or dollar amount is specified on your application, investments of $50 will be made on the 20th of each month. If the balance in the Janus fund account you are buying into falls to zero as the result of a redemption, exchange, or minimum balance fee, your Automatic Investment Program will be discontinued.

•	We may make additional attempts to debit your predesignated bank account for automated investments that initially fail. You are liable for any costs associated with these additional attempts. If your automated investment fails, you may purchase Shares of the Funds by submitting good funds via another method accepted by the Funds (e.g., by wire transfer). In this case, your purchase will be processed at the next NAV determined after we receive good funds, not at the NAV available as of the date of the original request.

•	Each Fund reserves the right to reject any purchase order, including exchange purchases, for any reason. The Funds are not intended for excessive trading.

•	If all or a portion of a purchase is received for investment without a specific fund designation, for investment in one of our closed funds, or for investment in a fund that is not yet available for public sale, the undesignated amount or entire investment, as applicable, will be invested in Janus Money Market Fund. For investments without a specific fund designation, where you own a single Fund account with a current balance greater than zero, the investment will be applied to that Fund account. For investments without a specific fund designation, where you own two or more Fund accounts with current balances greater than zero, and for investments in closed funds, unless you later direct Janus to (i) buy shares of another Janus fund or (ii) sell shares of Janus Money Market Fund and return the proceeds (including any dividends earned) to you, Janus will treat your inaction as approval of the purchase of Janus Money Market Fund. If you hold shares of a closed fund and submit an order directly to Janus for your account in that closed fund, your account must be open and your order must clearly indicate that you are currently a shareholder of the closed fund, or your money will be invested in Janus Money Market Fund. If you submit an order to buy shares of a fund that is not yet available for investment (during a subscription period), your investment will be held in Janus Money Market Fund until the new fund’s commencement of operations. At that time, your investment (including any dividends) will be automatically exchanged from Janus Money Market Fund to the new fund. All orders for purchase, exchange, or redemption will receive the NAV as described under “Policies in Relation to Transactions.”

•	For Fund purchases by check, if your check does not clear for any reason, your purchase will be cancelled.

•	If your purchase is cancelled for any reason, you will be responsible for any losses or fees imposed by your bank and may be responsible for losses that may be incurred as a result of any decline in the value of the cancelled purchase.

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In compliance with the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”), Janus is required to verify certain information on your account application as part of its Anti-Money Laundering Program. You will be required to provide your full name, date of birth, social security number, and permanent street address to assist in verifying your identity. You may also be asked to provide documents that may help to establish your identity. Until verification of your identity is made, Janus may temporarily limit additional share purchases. In addition, Janus may close an account if it is unable to verify a shareholder’s identity. Please contact a Janus representative if you need additional assistance when completing your application or additional information about the Anti-Money Laundering Program.

In an effort to ensure compliance with this law, Janus’ Anti-Money Laundering Program (the “Program”) provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

The Funds have also adopted an identity theft policy (“Red Flag Policy”) to detect, prevent, and mitigate patterns, practices, or specific activities that indicate the possible existence of identity theft. The Funds are required by law to obtain certain personal information which will be used to verify your identity. The Red Flag Policy applies to the opening of Fund accounts and activity with respect to existing accounts.

EXCHANGES

As previously noted, with certain limited exceptions, the Funds are generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, the exchange privilege may not be available.

Please note the following when exchanging shares:

•	An exchange represents the redemption (or sale) of shares from one Fund and the purchase of shares of another Fund, which may produce a taxable gain or loss in a non-retirement account.

•	You may generally exchange Shares of a Fund for Shares of the same class of any other fund in the Trust.

•	You may also exchange shares of one class for another class of shares within the same fund, provided the eligibility requirements of the class of shares to be received are met. A Fund’s fees and expenses differ between share classes. Exchanging from a direct share class to one held through an intermediary typically results in increased expenses. This is because share classes distributed through intermediaries include additional fees for administration and/or distribution to pay for services provided by intermediaries. Please read the Prospectus for the share class you are interested in prior to investing in that share class.

•	New regular Janus fund accounts established by exchange must be opened with $2,500 or the total account value if the value of the Janus fund account you are exchanging from is less than $2,500. (If your Janus fund account balance does not meet the minimum investment requirements, you may be subject to an annual minimum balance fee or account closure. For more information, refer to “Minimum Investment Requirements.”)

•	UGMA/UTMA accounts, Traditional or Roth IRAs, Simplified Employee Pension IRAs, and Coverdell Education Savings Accounts established by exchange must meet the minimum investment requirements previously described. If the value of the Janus fund account you are exchanging from is less than the stated minimum, you must exchange the entire balance. (If your Janus fund account balance does not meet the minimum investment requirements, you may be subject to an annual minimum balance fee or account closure. For more information, refer to “Minimum Investment Requirements.”)

•	New Janus fund non-retirement accounts established by an exchange (or exchange purchases to an existing Roth IRA) resulting from a required minimum distribution from a retirement account do not have an initial minimum investment requirement. (If your Janus fund account balance does not meet the minimum investment requirements, you may be subject to an annual minimum balance fee or account closure. For more information, refer to “Minimum Investment Requirements.”)

•	Exchanges between existing Janus fund accounts must meet the $100 subsequent investment requirement.

•	For Systematic Exchanges, if no date is specified on your request, systematic exchanges will be made on the 20th of each month. You may establish this option for as little as $100 per exchange. If the balance in the Janus fund account you are exchanging from falls below the Systematic Exchange amount, all remaining shares will be exchanged and your Systematic Exchange Program will be discontinued.

•	Each Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time.

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•	With certain exceptions, exchanges between Janus fund accounts will be accepted only if the registrations are identical. If you are exchanging into a closed Janus fund, you will need to meet criteria for investing in the closed fund. For more information, refer to Closed Fund Policies in the “Other Information” section of this Prospectus.

Note: For the fastest and easiest way to exchange shares, log on to janus.com/individual* 24 hours a day, 7 days a week.

*	Certain account types and transactions are not available via janus.com. For more information, access janus.com/individual or refer to this Shareholder’s Manual.

PAYMENT OF REDEMPTION PROCEEDS

As previously noted, with certain limited exceptions, the Funds are generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, once you close your account, you may not make additional investments in the Funds.

By Electronic Transfer – Generally all accounts are automatically eligible for the electronic redemption option if bank information is provided.

•	Next Day Wire Transfer – Your redemption proceeds can be electronically transferred to your predesignated bank account on the next bank business day after receipt of your redemption request (wire transfer). You may be charged a fee for each wire transfer, and your bank may charge an additional fee to receive the wire.

•	ACH (Automated Clearing House) Transfer – Your redemption proceeds can be electronically transferred to your predesignated bank account on or about the second bank business day after receipt of your redemption request. There is no fee associated with this type of electronic transfer.

By Check – Redemption proceeds will be sent to the shareholder(s) of record at the address of record normally within seven days after receipt of a valid redemption request. During the 10 days following an address change, requests for redemption checks to be sent to a new address require a signature guarantee.

By Systematic Redemption – If no date is specified on your request, systematic redemptions will be made on or about the 24th of each month. If the balance in the Janus fund account you are selling from falls to zero, your Systematic Redemption Program will be discontinued.

Generally, orders to sell Shares may be initiated at any time at janus.com/individual, by telephone, or in writing. Certain accounts may require a written request. If the Shares being sold were purchased by check or automated investment, the Funds can delay the payment of your redemption proceeds for up to 15 days from the day of purchase to allow the purchase to clear. In addition, there may be a delay in the payment of your redemption proceeds if you request a redemption by electronic transfer and your bank information is new. Unless you provide alternate instructions, your proceeds will be invested in Shares of Janus Money Market Fund during the 15-day hold period.

Each Fund reserves the right to postpone payment of redemption proceeds for up to seven calendar days. Additionally, the right to require the Funds to redeem their Shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

Note: For the fastest and easiest way to redeem shares, log on to janus.com/individual* 24 hours a day, 7 days a week.

*	Certain account types and transactions are not available via janus.com. For more information, access janus.com/individual or refer to this Shareholder’s Manual.

Large Shareholder Redemptions
Certain large shareholders, such as other funds, individuals, accounts, and Janus affiliates, may from time to time own (beneficially or of record) or control a significant percentage of a Fund’s Shares. Redemptions by these large shareholders of their holdings in a Fund may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments result in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, which could lead to an increase in the Fund’s expense ratio.

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Redemptions In-Kind
Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, or in connection with the liquidation of a fund, by delivery of securities selected from its assets at its discretion. However, each Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash, whereas such costs are borne by the Fund for cash redemptions.

While a Fund may pay redemptions in-kind, a Fund may instead choose to raise cash to meet redemption requests through the sale of fund securities or permissible borrowings. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and may increase brokerage costs.

Suspension of Redemptions
In the event that the Funds’ Trustees determine that a deviation between a Fund’s amortized cost price per share and the market-based net asset value per share may result in a material dilution or other unfair results to the Fund’s shareholders, the Trustees will take such action as they deem appropriate including, but not limited to, suspending redemptions and the payment of redemption proceeds, in order to facilitate the liquidation of the Fund.

WRITTEN INSTRUCTIONS

To redeem or exchange all or part of your Shares in writing, your request should be sent to one of the addresses listed under “Doing Business with Janus.” Requests or documents received in a language other than English may be inadvertently delayed or returned due to an inability to accurately translate the intended instructions. Please include the following information:

•	the name of the Janus fund(s) being redeemed or exchanged;
•	the account number(s);
•	the amount of money or number of shares being redeemed or exchanged;
•	the name(s) on the account;
•	the signature(s) of one or more registered account owners; and
•	your daytime telephone number.

SIGNATURE GUARANTEE

A signature guarantee for each registered account owner is required if any of the following is applicable:

•	You request a redemption by check above a certain dollar amount.
•	You would like a check made payable to anyone other than the shareholder(s) of record.
•	You would like a check mailed to an address that has been changed within 10 days of the redemption request.
•	You would like a check mailed to an address other than the address of record.
•	You would like your redemption proceeds sent to a bank account other than a bank account of record.

The Funds reserve the right to require a signature guarantee under other circumstances or to reject or delay a redemption on certain legal grounds.

A signature guarantee may be refused if any of the following is applicable:

•	It does not appear valid or in good form.
•	The transaction amount exceeds the surety bond limit of the signature guarantee.
•	The guarantee stamp has been reported as stolen, missing, or counterfeit.

How to Obtain a Signature Guarantee
A signature guarantee assures that a signature is genuine. The signature guarantee protects shareholders from unauthorized account transfers. The following financial institutions may guarantee signatures: banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange. Call your financial institution to see if it has the ability to guarantee a signature. A signature guarantee cannot be provided by a notary public.

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AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION

The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds’ portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.

•	Full Holdings. Each Fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. In addition, each Fund is required to disclose its complete holdings in a monthly report on Form N-MFP within 5 business days after each month end. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Portfolio holdings for the money market funds are generally available monthly with no lag. Holdings are generally posted approximately five business days thereafter under each Fund’s Holdings & Details tab at janus.com/allfunds.

•	Top Holdings. Each Fund’s top portfolio holdings, in order of position size and as a percentage of a Fund’s total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag.

•	Other Information. Each Fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors, and specific portfolio level performance attribution information and statistics monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag.

Full portfolio holdings will be available monthly and will remain on the Janus websites for at least 6 months on a rolling basis and will link to each Fund’s Form N-MFP filing available on the SEC website. Janus Capital may exclude from publication on its websites all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. Under extraordinary circumstances, exceptions to the Mutual Fund Holdings Disclosure Policies and Procedures may be made by Janus Capital’s Chief Investment Officer(s) or their delegates. All exceptions shall be preapproved by the Chief Compliance Officer or his designee. Such exceptions may be made without prior notice to shareholders. A summary of the Funds’ portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Funds’ SAI.

SHAREHOLDER SERVICES AND ACCOUNT POLICIES

Address Changes
For the easiest way to change the address on your account, visit janus.com/individual. You may also call a Janus representative or send a written request signed by one or more shareholder(s) of record. Include the name of the Janus fund(s) you hold, the account number(s), the name(s) on the account, and both the old and new addresses. Certain options may be suspended for 10 days following an address change unless a signature guarantee is provided.

Bank Account Changes
For the easiest way to change your bank account of record or add new bank account information to your account, visit janus.com/individual. You may also send a written request signed by the shareholder of record or by each shareholder of record if more than one. Please note that you may change or add bank information online at janus.com/individual for purchases only. Certain accounts may require a written notice and, in some instances, bank privileges may not be available. We cannot accept changes or additions to bank account redemption options online at janus.com/individual or over the telephone. If multiple account owners are named on the added bank account, at least one name on the bank account must match one name on the Fund account. There may be a delay in the payment of your redemption proceeds if you request a redemption by electronic transfer to a new bank or bank account.

Check Writing Privilege
Check writing privileges are available for the Funds. Checkbooks will be issued to shareholders who have completed a Signature Draft Card, which is sent in the new account welcome package or by calling a Janus representative. (There is no check writing privilege for retirement accounts.) Your checkbook will be mailed approximately 10 days after the check writing privilege is requested. You may order checks any time at janus.com/individual. Checks may be written for $250 or more per check. Purchases made by check or automated investment may not be redeemed by a redemption check until the 15-day hold period has passed. In addition, checks presented against uncollected or insufficient funds in a Fund will be returned unpaid. All checks written on the account must be signed by all account holders unless otherwise specified on the original application or the subsequent Signature Draft Card. The Funds reserve the right to terminate or modify the check

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writing privilege at any time. These checks may not be used to initiate online banking, bill payment, or other electronic debits from your Fund account.

Distributions
Generally, all income dividends and capital gains distributions will automatically be reinvested in your Fund account. If you wish to change your distribution option, please visit janus.com/individual, call a Janus representative, or send a written request signed by one or more shareholder(s) of record.

Your non-retirement Fund account distribution checks may be reinvested in your Fund account if you do not cash them within one year of the date they were written. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Involuntary Redemptions
The Funds reserve the right to close an account if the shareholder is deemed to engage in activities which are illegal or otherwise believed to be detrimental to the Funds. This includes, but is not limited to, accounts that a Fund or its agents believe are engaged in market timing. Any time shares are redeemed in a taxable account, it is considered a taxable event. You are responsible for any tax liabilities associated with an involuntary redemption of your account.

Lost (Unclaimed/Abandoned) Accounts
It is important that the Funds maintain a correct address for each shareholder. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Funds as undeliverable. Based upon statutory requirements for returned mail, Janus will attempt to locate the shareholder or rightful owner of the account. If Janus is unable to locate the shareholder, then Janus is legally obligated to deem the property “unclaimed” or “abandoned,” and subsequently escheat (or transfer) unclaimed property (including shares of a mutual fund) to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. Further, your mutual fund account may be deemed “unclaimed” or “abandoned,” and subsequently transferred to your state of residence if no activity (as defined by that state) occurs within your account during the time frame specified in your state’s unclaimed property laws. The shareholder’s last known address of record determines which state has jurisdiction. Interest or income is not earned on redemption or distribution check(s) sent to you during the time the check(s) remained uncashed.

Online and Telephone Transactions
You may initiate many transactions through janus.com/individual or by calling Janus XpressLine™. You may also contact a Janus representative. Generally all new accounts automatically receive online and telephone transaction privileges including redemption privileges. If you do not want to receive these privileges, please call a Janus representative. The Funds and their agents will not be responsible for any losses, costs, or expenses resulting from unauthorized transactions when reasonable procedures designed to verify the identity of the online user or caller are followed.

Your ability to access your account or transact business electronically may be impacted due to unexpected circumstances, such as system outages, or during periods of increased web activity. For example, periods of substantial market change or other unexpected events can contribute to high call volumes, which may delay your ability to reach a Janus representative by telephone.

If you experience difficulty transacting business with us through a particular method, please consider using an alternate method, such as visiting janus.com/individual, calling Janus XpressLine™, contacting a Janus representative by telephone, or sending written instructions to complete your transaction. Please remember that purchase, exchange, or redemption requests must be received in good order by a Fund or its agents prior to the close of the regular trading session of the NYSE in order to receive that day’s NAV.

Your account information, including online credentials, should be kept private, and you should immediately review any account statements that you receive from Janus. Someone other than you could act on your account if that person is able to provide the required identifying information. Contact Janus immediately about any transactions you believe to be unauthorized.

Registration Changes
To change the name on an account, the shares are generally transferred to a new account. In some cases, legal documentation may be required. Please visit janus.com/individual or call a Janus representative for further instructions.

Statements, Reports, and Prospectuses
We will send you quarterly confirmations of all transactions. You may elect at janus.com/edelivery to discontinue delivery of your paper statements, and instead receive them online. In addition, at janus.com/individual, the Funds will send you an immediate transaction confirmation statement after every non-systematic transaction. If you have not elected to receive online

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statements, your confirmation will be mailed within three days of the transaction. The Funds reserve the right to charge a fee for additional account statement requests.

The Funds produce financial reports that include a complete list of each of the Funds’ portfolio holdings semiannually, and update their prospectus annually. You may elect to receive these reports and prospectus updates electronically at janus.com/edelivery. The Funds’ fiscal year ends June 30.

Unless you instruct Janus otherwise by contacting a Janus representative, the Funds will mail only one report or prospectus to your address of record (“household”), even if more than one person in your household has a Fund account. This process, known as “householding,” reduces the amount of mail you receive and helps lower Fund expenses. If you decide that you no longer want the mailing of these documents to be combined with the other members of your household, please call a Janus representative or send a written request signed by one or more shareholder(s) of record. Individual copies will be sent within thirty (30) days after the Funds receive your instructions.

Taxpayer Identification Number
On the application or other appropriate forms, you may be asked to certify that your Social Security or employer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding, or you did not certify your taxpayer identification number, the IRS requires the Funds to withhold a certain percentage (at the currently applicable rate) of any dividends paid and redemption or exchange proceeds. In addition to this backup withholding, you may be subject to a $50 fee to reimburse the Funds for any penalty that the IRS may impose.

Temporary Suspension of Services
The Funds or their agents may, in case of emergency, temporarily suspend telephone transactions and other shareholder services. As previously noted, the Funds may postpone payment of redemption proceeds for up to seven calendar days. In addition, the right to require the Funds to redeem their Shares may be suspended or the date of payment may be postponed beyond seven calendar days whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable. The exchange privilege may also be suspended in these circumstances.

Please retain this Supplement with your records.

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Janus Investment Fund

Class D Shares

Perkins Large Cap Value Fund	Perkins Small Cap Value Fund
Perkins Mid Cap Value Fund	Perkins Value Plus Income Fund
Perkins Select Value Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 1, 2015
to Currently Effective Prospectus

Effective with the launch of the Funds’ new website, the following replaces the Shareholder’s Manual in its entirety:

Shareholder’s manual

This Shareholder’s Manual is for those shareholders investing directly with the Funds. This section will help you become familiar with the different types of accounts you can establish with Janus. It also explains in detail the wide array of services and features you can establish on your account, as well as describes account policies and fees that may apply to your account. Account policies (including fees), services, and features may be modified or discontinued without shareholder approval or prior notice.

With certain limited exceptions, the Funds are generally available only to shareholders residing in the United States and employees of Janus or its affiliates. For purposes of this policy, the Funds require that a shareholder and/or entity be a U.S. citizen residing in the United States or a U.S. Territory (including overseas U.S. military or diplomatic addresses) or a resident alien residing in the United States or a U.S. Territory with a valid U.S. Taxpayer Identification Number to open an account with a Fund.

DOING BUSINESS WITH JANUS

The Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus funds. The Shares are available only to investors who hold accounts directly with the Janus funds, to immediate family members or members of the same household of an eligible individual investor, and to existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus funds. Under certain limited circumstances, shareholders of other Janus share classes who no longer wish to hold shares through an intermediary may be eligible to purchase Class D Shares.

In addition, directors, officers, and employees of Janus Capital Group Inc. (“JCGI”) and its affiliates, as well as Trustees and officers of the Funds, may purchase Class D Shares. Under certain circumstances, where there has been a change in the form of ownership due to, for example, mandatory retirement distributions, legal proceedings, estate settlements, or the gifting of Shares, the recipient of Class D Shares may continue to purchase Class D Shares.

The Funds offer multiple classes of shares in order to meet the needs of various types of investors. You should carefully consider which class of shares to purchase. Certain classes have higher expenses than other classes, which may lower the return on your investment. If you would like additional information about the other available share classes, please call 1-800-525-3713.

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Online – janus.com – 24 hours a day, 7 days a week

At janus.com/individual* existing shareholders can:

•	Obtain Fund information and performance
•	Review your account or your complete portfolio
•	Buy, exchange, and sell Janus funds
•	Update personal information
•	Receive electronic daily, quarterly, and year-end statements, semiannual and annual reports, prospectuses, and tax forms
•	Analyze the fees associated with your investment (www.finra.org/fundanalyzer)

*	New accounts can only be opened via written request. In addition, certain account or transaction types may be restricted from being processed through janus.com. If you would like more information about these restrictions, please contact a Janus representative.

Janus XpressLinetm 1-888-979-7737 • 24-hour automated phone system Janus Representatives 1-800-525-3713 TDD For the speech and hearing impaired. 1-800-525-0056	Mailing Address Janus P.O. Box 55932 Boston, MA 02205-5932 For Overnight Mail Janus 30 Dan Road, Suite 55932 Canton, MA 02021-2809

MINIMUM INVESTMENTS*

To open a new regular Fund account	$2,500

To open a new UGMA/UTMA account, Coverdell Education Savings Account, or a retirement Fund account
• without an automatic investment program	$1,000
• with an automatic investment program of $50 per month	$500

To add to any existing type of Fund account without an automatic investment program	$100

*	The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part. Participants in certain retirement plans, including but not limited to, Janus prototype Money Purchase Pension and Profit Sharing plans, SEP IRAs, SAR SEP IRAs, or outside qualified retirement plans, may not be subject to the stated minimums. Employees of Janus Capital, its wholly-owned subsidiaries, INTECH, and Perkins may open Fund accounts for $100.

Minimum Investment Requirements
Due to the proportionately higher costs of maintaining small accounts, the Funds reserve the right to deduct an annual $25 minimum balance fee per Fund account (paid to Janus Services) with values below the minimums described under “Minimum Investments” or to close Fund accounts valued at less than $100. This policy may not apply to accounts that fall below the minimums solely as a result of market value fluctuations or to those accounts not subject to a minimum investment requirement. The fee or account closure will occur during the fourth quarter of each calendar year. You may receive written notice before we charge the $25 fee or close your account so that you may increase your account balance to the required minimum provided you meet certain residency eligibility requirements. Please note that you may incur a tax liability as a result of the fee being charged or the redemption.

TYPES OF ACCOUNT OWNERSHIP

Please refer to janus.com/individual for the appropriate account application and for information related to maintaining an account. Perkins Mid Cap Value Fund has limited sales of its Shares. Additional information regarding general policies and exceptions can be found under Closed Fund Policies in the “Shareholder’s Manual” section of this Prospectus and in the “Shares of the Trust” section of the SAI.

Individual or Joint Ownership
Individual accounts are owned by one person. Joint accounts have two or more owners.

Trust
An established trust can open an account. The names of each trustee, the name of the trust, and the date of the trust agreement must be included on the application.

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Business Accounts
Corporations and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of the partnership.

TAX-DEFERRED ACCOUNTS

Please refer to janus.com/individual for the appropriate account application and for information related to maintaining an account. Certain tax-deferred accounts can only be maintained via written request. Please contact a Janus representative for more information.

If you are eligible, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes. A contribution to certain of these plans may also be tax deductible. The types of tax-deferred accounts that may be opened with Janus are described below. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

Investing for Your Retirement
Please visit janus.com/individual or call a Janus representative for more complete information regarding the different types of IRAs available. Distributions from these plans may be subject to income tax and generally to an additional tax if withdrawn prior to age 59 1/2 or used for a nonqualifying purpose.

Traditional and Roth IRAs
Both IRAs allow most individuals with earned income to contribute up to the lesser of $5,500 or 100% of compensation, with future years increased by cost-of-living adjustments. In addition, IRA holders age 50 or older may contribute $1,000 more than these limits.

Simplified Employee Pension (“SEP”) IRA
This plan allows small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any eligible employee(s). A SEP requires an IRA (a “SEP-IRA”) to be set up for each SEP participant.

Profit Sharing or Money Purchase Pension Plans
These plans are open to corporations, partnerships, and small business owners (including sole proprietors) for the benefit of their employees and themselves. You may only maintain this type of account via written request. Please contact a Janus representative for more information.

ACCOUNTS FOR THE BENEFIT OF A CHILD

Custodial Accounts (UGMA or UTMA)
An UGMA/UTMA account is a custodial account managed for the benefit of a minor.

Coverdell Education Savings Account
This tax-deferred plan allows individuals, subject to certain income limitations, to contribute up to $2,000 annually on behalf of any child under the age of 18. Contributions are also allowed on behalf of children with special needs beyond age 18. Distributions are generally tax-free when used for qualified education expenses.

Please refer to the following for information regarding opening an account and conducting business with Janus.

TO OPEN AN ACCOUNT OR BUY SHARES

New accounts can only be opened via written request. Please visit janus.com/individual or contact a Janus representative for more information.

As previously noted, with certain limited exceptions, the Funds are generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, you may not be able to open an account or buy additional shares.

Although Perkins Mid Cap Value Fund is closed to new investors, if you are a current Perkins Mid Cap Value Fund shareholder, you may continue to purchase Fund shares through your existing Fund accounts and to reinvest dividends and capital gains in such accounts.

By Mail/In Writing

•	To open your Fund account, complete and sign the appropriate application. Make your check payable to Janus or elect a one-time electronic withdrawal from your bank account as noted on the appropriate application.

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•	To buy additional shares, complete the remittance slip accompanying your confirmation statement. If you are making a purchase into a retirement account, please indicate whether the purchase is a rollover or a current or prior year contribution. Send your check and remittance slip or written instructions to the address listed on the slip.

Online

•	You may buy additional shares in an existing Fund account. You may elect to have Janus electronically withdraw funds from your designated bank account. A real-time confirmation of your transaction will be provided via janus.com/individual.

By Telephone

•	For an existing account, you may use Janus XpressLine™ to buy shares 24 hours a day, or you may call a Janus representative during normal business hours. Janus will electronically withdraw funds from your designated bank account.

•	You may also buy shares by wiring money from your bank account to your Fund account. For wiring instructions, call a Janus representative.

By Automated Investments

•	To buy additional shares through the Automatic Investment Program, you select the frequency with which your money ($50 minimum) will be electronically transferred from your bank account to your Fund account. Certain tax-deferred accounts are not eligible for automated investments.

•	You may buy additional shares using Payroll Deduction if your employer can initiate this type of transaction. You may have all or a portion of your paycheck ($50 minimum) invested directly into your Fund account.

Note:	For more information, refer to “Paying for Shares.”

TO EXCHANGE SHARES

As previously noted, with certain limited exceptions, the Funds are generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, the exchange privilege may not be available.

Remember that Perkins Mid Cap Value Fund is closed to new investors. Unless you meet the criteria specified in the Closed Fund Policies in this Shareholder’s Manual, once you close your account, you may not make additional investments in the Fund.

Online

•	Exchanges may generally be made online at janus.com/individual.

By Telephone

•	Generally all accounts are automatically eligible to exchange shares by telephone. To exchange all or a portion of your shares into any other available Janus fund, call Janus XpressLine™ or a Janus representative.

By Mail/In Writing

•	To request an exchange in writing, please follow the instructions in “Written Instructions.”

By Systematic Exchange

•	You determine the amount of money you would like automatically exchanged from one Fund account to another on any day of the month.

Note:	For more information, refer to “Exchanges.”

TO SELL SHARES

As previously noted, with certain limited exceptions, the Funds are generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, once you close your account, you may not make additional investments in the Funds.

Remember that Perkins Mid Cap Value Fund is closed to new investors. Unless you meet the criteria specified in the Closed Fund Policies in this Shareholder’s Manual, once you close your account, you may not make additional investments in the Fund.

Online

•	Redemptions may be made online at janus.com/individual.

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By Telephone

•	Generally all accounts are automatically eligible to sell shares by telephone. To sell all or a portion of your shares, call Janus XpressLine™ or a Janus representative. The Funds reserve the right to limit the dollar amount that you may redeem from your account by telephone.

By Mail/In Writing

•	To request a redemption in writing, please follow the instructions in “Written Instructions.”

By Systematic Redemption

•	This program allows you to sell shares worth a specific dollar amount from your Fund account on a regular basis.

Note:	For more information, refer to “Payment of Redemption Proceeds.”

PRICING OF FUND SHARES

The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of outstanding shares of the class. A Fund’s NAV is calculated as of the close of the regular trading session of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time) each day that the NYSE is open (“business day”). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the Securities and Exchange Commission (“SEC”). Foreign securities held by a Fund may be traded on days and at times when the NYSE is closed and the NAV is therefore not calculated. Accordingly, the value of a Fund’s holdings may change on days that are not business days in the United States and on which you will not be able to purchase or redeem a Fund’s Shares.

All purchases, exchanges, and redemptions will be duly processed at the NAV as described under “Policies in Relation to Transactions” after your request is received in good order by a Fund or its agents.

Securities held by the Funds are valued in accordance with policies and procedures established by and under the supervision of the Trustees. To the extent available, equity securities are generally valued on the basis of market quotations. Most fixed-income securities are typically valued using an evaluated bid price supplied by an approved pricing service that is intended to reflect market value. The evaluated bid price is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term instruments maturing within 60 days or less may be valued at amortized cost, which approximates market value. If a market quotation or evaluated price for a security is not readily available or is deemed unreliable, or if an event that is expected to affect the value of the security occurs after the close of the principal exchange or market on which the security is traded, and before the close of the NYSE, a fair value of the security will be determined in good faith under the policies and procedures. Such events include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a non-significant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. This type of fair value pricing may be more commonly used with foreign equity securities, but it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities, and forward contracts stated in foreign currency are generally translated into U.S. dollar equivalents at the prevailing market rates. The Funds use systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Due to the subjective nature of systematic fair value pricing, a Fund’s value for a particular security may be different from the last quoted market price. Systematic fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of a Fund’s portfolio securities and the reflection of such change in that Fund’s NAV, as further described in the “Excessive Trading” section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as “stale pricing”). Funds that hold thinly-traded securities, such as certain small-capitalization securities or high-yield fixed-income securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund’s valuation of a security is different from the security’s market value, short-term arbitrage traders buying and/or selling shares of a Fund may dilute the NAV of that Fund, which negatively impacts long-term shareholders. The Funds’ fair value pricing and excessive trading policies and procedures

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may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

The value of the securities of other open-end funds held by a Fund, if any, will be calculated using the NAV of such open-end funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

Policies in Relation to Transactions
All requests, including but not limited to, exchanges between a Fund and other Janus funds, purchases by check or automated investment, redemptions by wire transfer, ACH transfer, or check, must be received in good order by the Fund or its agents prior to the close of the regular trading session of the NYSE (normally 4:00 p.m. New York time) in order to receive that day’s NAV. Transaction requests submitted in writing and mailed to Janus’ P.O. Box, once delivered, are considered received for processing the following business day. Transactions involving funds which pay dividends will generally begin to earn dividends, as applicable, on the first bank business day following the date of purchase.

ADMINISTRATIVE SERVICES FEES

The Funds pay an annual administrative services fee of 0.12% of net assets of Class D Shares. These administrative services fees are paid by Class D Shares of each Fund. Janus Services provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports.

PAYMENTS TO FINANCIAL INTERMEDIARIES BY JANUS CAPITAL OR ITS AFFILIATES

With respect to other share classes not offered in this Prospectus, Janus Capital or its affiliates may pay fees, from their own assets, to selected brokerage firms, banks, financial advisors, retirement plan service providers, and other financial intermediaries that sell the Janus funds for distribution, marketing, promotional, or related services, and/or for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation (“NSCC”) or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of services or other services. Shareholders investing through an intermediary should consider whether such arrangements exist when evaluating any recommendations from an intermediary and when considering which share class of a fund is most appropriate.

In addition, Janus Capital or its affiliates may also share certain marketing expenses with intermediaries, or pay for, or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting, or business building programs for such financial intermediaries to raise awareness of the Funds. Janus Capital or its affiliates may make payments to participate in intermediary marketing support programs which may provide Janus Capital or its affiliates with one or more of the following benefits: attendance at sales conferences, participation in meetings or training sessions, access to or information about intermediary personnel, use of an intermediary’s marketing and communication infrastructure, fund analysis tools, business planning and strategy sessions with intermediary personnel, information on industry- or platform-specific developments, trends and service providers, and other marketing-related services. Such payments may be in addition to, or in lieu of, the payments described above. These payments are intended to promote the sales of Janus funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Janus funds to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Janus funds available to their customers.

The receipt of (or prospect of receiving) payments described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds’ shares over sales of other mutual funds (or non-mutual fund investments) or to favor sales of one class of Janus funds’ shares over sales of another Janus funds’ share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Janus funds within such financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Janus funds in various ways within such financial intermediary’s organization.

From time to time, certain financial intermediaries approach Janus Capital to request that Janus Capital make contributions to certain charitable organizations. In these cases, Janus Capital’s contribution may result in the financial intermediary, or its salespersons, recommending Janus funds over other mutual funds (or non-mutual fund investments).

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The payment arrangements described above will not change the price an investor pays for Shares nor the amount that a Janus fund receives to invest on behalf of the investor. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell Shares of the Funds and, if applicable, when considering which share class of a Fund is most appropriate for you.

PAYING FOR SHARES

As previously noted, with certain limited exceptions, the Funds are generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, you may not be able to buy shares.

Please note the following when purchasing Shares:

•	Cash, credit cards, third party checks (with certain limited exceptions), travelers cheques, credit card checks, line of credit checks, or money orders will not be accepted.

•	All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks or an accepted non-U.S. bank.

•	Purchases initiated using a bill-pay service (or an equivalent) and presented either electronically or in the form of a check are considered direct deposit transactions.

•	When purchasing Shares through the Automatic Investment Program, your automatic investment selection(s) will generally be active within three days following receipt of your authorization for the date and amount you specify. If no date or dollar amount is specified on your application, investments of $50 will be made on the 20th of each month. If the balance in the Janus fund account you are buying into falls to zero as the result of a redemption, exchange, or minimum balance fee, your Automatic Investment Program will be discontinued.

•	We may make additional attempts to debit your predesignated bank account for automated investments that initially fail. You are liable for any costs associated with these additional attempts. If your automated investment fails, you may purchase Shares of the Funds by submitting good funds via another method accepted by the Funds (e.g., by wire transfer). In this case, your purchase will be processed at the next NAV determined after we receive good funds, not at the NAV available as of the date of the original request.

•	Each Fund reserves the right to reject any purchase order, including exchange purchases, for any reason. The Funds are not intended for excessive trading. For more information about the Funds’ policy on excessive trading, refer to “Excessive Trading.”

•	If all or a portion of a purchase is received for investment without a specific fund designation, for investment in one of our closed funds, or for investment in a fund that is not yet available for public sale, the undesignated amount or entire investment, as applicable, will be invested in Janus Money Market Fund. For investments without a specific fund designation, where you own a single Fund account with a current balance greater than zero, the investment will be applied to that Fund account. For investments without a specific fund designation, where you own two or more Fund accounts with current balances greater than zero, and for investments in closed funds, unless you later direct Janus to (i) buy shares of another Janus fund or (ii) sell shares of Janus Money Market Fund and return the proceeds (including any dividends earned) to you, Janus will treat your inaction as approval of the purchase of Janus Money Market Fund. If you hold shares of a closed fund and submit an order directly to Janus for your account in that closed fund, your account must be open and your order must clearly indicate that you are currently a shareholder of the closed fund, or your money will be invested in Janus Money Market Fund. If you submit an order to buy shares of a fund that is not yet available for investment (during a subscription period), your investment will be held in Janus Money Market Fund until the new fund’s commencement of operations. At that time, your investment (including any dividends) will be automatically exchanged from Janus Money Market Fund to the new fund. All orders for purchase, exchange, or redemption will receive the NAV as described under “Policies in Relation to Transactions.”

•	For Fund purchases by check, if your check does not clear for any reason, your purchase will be cancelled.

•	If your purchase is cancelled for any reason, you will be responsible for any losses or fees imposed by your bank and may be responsible for losses that may be incurred as a result of any decline in the value of the cancelled purchase.

In compliance with the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”), Janus is required to verify certain information on your account application as part of its Anti-Money Laundering Program. You will be required to provide your full name, date of birth, social security number, and permanent street address to assist in verifying your identity. You may also be asked to provide documents that may help to establish your identity. Until verification of your identity is made, Janus may temporarily limit additional share purchases. In addition, Janus may close an account if it is unable to verify a shareholder’s identity. Please

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contact a Janus representative if you need additional assistance when completing your application or additional information about the Anti-Money Laundering Program.

In an effort to ensure compliance with this law, Janus’ Anti-Money Laundering Program (the “Program”) provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

The Funds have also adopted an identity theft policy (“Red Flag Policy”) to detect, prevent, and mitigate patterns, practices, or specific activities that indicate the possible existence of identity theft. The Funds are required by law to obtain certain personal information which will be used to verify your identity. The Red Flag Policy applies to the opening of Fund accounts and activity with respect to existing accounts.

EXCHANGES

As previously noted, with certain limited exceptions, the Funds are generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, the exchange privilege may not be available.

Please note the following when exchanging shares:

•	An exchange represents the redemption (or sale) of shares from one Fund and the purchase of shares of another Fund, which may produce a taxable gain or loss in a non-retirement account.

•	You may generally exchange Shares of a Fund for Shares of the same class of any other fund in the Trust.

•	You may also exchange shares of one class for another class of shares within the same fund, provided the eligibility requirements of the class of shares to be received are met. A Fund’s fees and expenses differ between share classes. Exchanging from a direct share class to one held through an intermediary typically results in increased expenses. This is because share classes distributed through intermediaries include additional fees for administration and/or distribution to pay for services provided by intermediaries. Please read the Prospectus for the share class you are interested in prior to investing in that share class.

•	New regular Janus fund accounts established by exchange must be opened with $2,500 or the total account value if the value of the Janus fund account you are exchanging from is less than $2,500. (If your Janus fund account balance does not meet the minimum investment requirements, you may be subject to an annual minimum balance fee or account closure. For more information, refer to “Minimum Investment Requirements.”)

•	UGMA/UTMA accounts, Traditional or Roth IRAs, Simplified Employee Pension IRAs, and Coverdell Education Savings Accounts established by exchange must meet the minimum investment requirements previously described. If the value of the Janus fund account you are exchanging from is less than the stated minimum, you must exchange the entire balance. (If your Janus fund account balance does not meet the minimum investment requirements, you may be subject to an annual minimum balance fee or account closure. For more information, refer to “Minimum Investment Requirements.”)

•	New Janus fund non-retirement accounts established by an exchange (or exchange purchases to an existing Roth IRA) resulting from a required minimum distribution from a retirement account do not have an initial minimum investment requirement. (If your Janus fund account balance does not meet the minimum investment requirements, you may be subject to an annual minimum balance fee or account closure. For more information, refer to “Minimum Investment Requirements.”)

•	Exchanges between existing Janus fund accounts must meet the $100 subsequent investment requirement.

•	For Systematic Exchanges, if no date is specified on your request, systematic exchanges will be made on the 20th of each month. You may establish this option for as little as $100 per exchange. If the balance in the Janus fund account you are exchanging from falls below the Systematic Exchange amount, all remaining shares will be exchanged and your Systematic Exchange Program will be discontinued.

•	The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you make more than one round trip in the Fund in a 90-day period and may bar future purchases in the Fund or any of the other Janus funds. Different restrictions may apply if you invest through an intermediary. For more information about the Funds’ policy on excessive trading, refer to “Excessive Trading.”

•	Each Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time.

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•	With certain exceptions, exchanges between Janus fund accounts will be accepted only if the registrations are identical. If you are exchanging into a closed Janus fund, you will need to meet criteria for investing in the closed fund. For more information, refer to Closed Fund Policies in the “Other Information” section of this Prospectus.

Note: For the fastest and easiest way to exchange shares, log on to janus.com/individual* 24 hours a day, 7 days a week.

*	Certain account types and transactions are not available via janus.com. For more information, access janus.com/individual or refer to this Shareholder’s Manual.

PAYMENT OF REDEMPTION PROCEEDS

As previously noted, with certain limited exceptions, the Funds are generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, once you close your account, you may not make additional investments in the Funds.

By Electronic Transfer – Generally all accounts are automatically eligible for the electronic redemption option if bank information is provided.

•	Next Day Wire Transfer – Your redemption proceeds can be electronically transferred to your predesignated bank account on the next bank business day after receipt of your redemption request (wire transfer). You may be charged a fee for each wire transfer, and your bank may charge an additional fee to receive the wire.

•	ACH (Automated Clearing House) Transfer – Your redemption proceeds can be electronically transferred to your predesignated bank account on or about the second bank business day after receipt of your redemption request. There is no fee associated with this type of electronic transfer.

By Check – Redemption proceeds will be sent to the shareholder(s) of record at the address of record normally within seven days after receipt of a valid redemption request. During the 10 days following an address change, requests for redemption checks to be sent to a new address require a signature guarantee.

By Systematic Redemption – If no date is specified on your request, systematic redemptions will be made on or about the 24th of each month. If the balance in the Janus fund account you are selling from falls to zero, your Systematic Redemption Program will be discontinued.

Generally, orders to sell Shares may be initiated at any time at janus.com/individual, by telephone, or in writing. Certain accounts may require a written request. If the Shares being sold were purchased by check or automated investment, the Funds can delay the payment of your redemption proceeds for up to 15 days from the day of purchase to allow the purchase to clear. In addition, there may be a delay in the payment of your redemption proceeds if you request a redemption by electronic transfer and your bank information is new. Unless you provide alternate instructions, your proceeds will be invested in Shares of Janus Money Market Fund during the 15-day hold period.

Each Fund reserves the right to postpone payment of redemption proceeds for up to seven calendar days. Additionally, the right to require the Funds to redeem their Shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

Note: For the fastest and easiest way to redeem shares, log on to janus.com/individual* 24 hours a day, 7 days a week.

*	Certain account types and transactions are not available via janus.com. For more information, access janus.com/individual or refer to this Shareholder’s Manual.

Large Shareholder Redemptions
Certain large shareholders, such as other funds, individuals, accounts, and Janus affiliates, may from time to time own (beneficially or of record) or control a significant percentage of a Fund’s Shares. Redemptions by these large shareholders of their holdings in a Fund may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments result in gains, and may also increase transaction costs. In addition, a large redemption could result in a

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Fund’s current expenses being allocated over a smaller asset base, which could lead to an increase in the Fund’s expense ratio.

Redemptions In-Kind
Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, or in connection with the liquidation of a fund, by delivery of securities selected from its assets at its discretion. However, each Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash, whereas such costs are borne by the Fund for cash redemptions.

While a Fund may pay redemptions in-kind, a Fund may instead choose to raise cash to meet redemption requests through the sale of fund securities or permissible borrowings. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and may increase brokerage costs.

WRITTEN INSTRUCTIONS

To redeem or exchange all or part of your Shares in writing, your request should be sent to one of the addresses listed under “Doing Business with Janus.” Requests or documents received in a language other than English may be inadvertently delayed or returned due to an inability to accurately translate the intended instructions. Please include the following information:

•	the name of the Janus fund(s) being redeemed or exchanged;
•	the account number(s);
•	the amount of money or number of shares being redeemed or exchanged;
•	the name(s) on the account;
•	the signature(s) of one or more registered account owners; and
•	your daytime telephone number.

SIGNATURE GUARANTEE

A signature guarantee for each registered account owner is required if any of the following is applicable:

•	You request a redemption by check above a certain dollar amount.
•	You would like a check made payable to anyone other than the shareholder(s) of record.
•	You would like a check mailed to an address that has been changed within 10 days of the redemption request.
•	You would like a check mailed to an address other than the address of record.
•	You would like your redemption proceeds sent to a bank account other than a bank account of record.

The Funds reserve the right to require a signature guarantee under other circumstances or to reject or delay a redemption on certain legal grounds.

A signature guarantee may be refused if any of the following is applicable:

•	It does not appear valid or in good form.
•	The transaction amount exceeds the surety bond limit of the signature guarantee.
•	The guarantee stamp has been reported as stolen, missing, or counterfeit.

How to Obtain a Signature Guarantee
A signature guarantee assures that a signature is genuine. The signature guarantee protects shareholders from unauthorized account transfers. The following financial institutions may guarantee signatures: banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange. Call your financial institution to see if it has the ability to guarantee a signature. A signature guarantee cannot be provided by a notary public.

CLOSED FUND POLICIES – PERKINS MID CAP VALUE FUND

The Fund has limited sales of its shares in certain distribution channels because Janus Capital and the Trustees believe continued sales in these channels are not in the best interests of the Fund. Sales have generally been discontinued for new individual retail investors purchasing directly with Janus Capital or through fund supermarket platforms at financial intermediaries. If you are a current Fund shareholder investing directly with Janus Capital or through a fund supermarket

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platform and close an existing Fund account, you may not be able to make additional investments in the Fund. The Fund may resume sales of its shares at some future date, but it has no present intention to do so.

Existing individual retail investors that have purchased the Fund directly from Janus Capital are permitted to continue purchasing Fund shares through existing accounts (and by opening new Fund accounts) and may reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. Individual retail investors that have purchased the Fund through fund supermarket platforms with financial intermediaries are permitted to continue purchasing Fund shares through existing accounts and may reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. Further, Janus Capital encourages its employees to own shares of the Janus funds, and as such, upon prior approval, employees of Janus Capital and its affiliates may open new accounts in the closed Fund, and Trustees of the Janus funds and directors of JCGI may also open new accounts in the closed Fund. Requests for new accounts into the Fund for those channels that are closed to new investors will be reviewed by management on an individual basis, taking into consideration whether the addition to the Fund is believed to negatively impact existing Fund shareholders.

EXCESSIVE TRADING

Excessive Trading Policies and Procedures
The Trustees have adopted policies and procedures with respect to short-term and excessive trading of Fund shares (“excessive trading”). Each Fund is intended for long-term investment purposes only, and the Funds will take reasonable steps to attempt to detect and deter short-term and excessive trading. Transactions placed in violation of the Funds’ exchange limits or excessive trading policies may be cancelled or revoked by a Fund by the next business day following receipt by the Fund. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. Direct investors should be aware that the Funds are also available for purchase through third party intermediaries. As described below, the Funds may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and redemptions of the Funds’ shares by multiple investors are aggregated by the intermediary and presented to the Funds on a net basis, may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the elimination of excessive trading in the accounts impractical without the assistance of the intermediary.

The Funds attempt to deter excessive trading through at least the following methods:

•	exchange limitations as described under “Exchanges;”
•	trade monitoring; and
•	fair valuation of securities as described under “Pricing of Fund Shares.”

Generally, a purchase and redemption of Shares from the same Fund (i.e., “round trip”) within 90 calendar days may result in enforcement of a Fund’s excessive trading policies and procedures with respect to future purchase orders, provided that each Fund reserves the right to reject any purchase request as explained above.

The Funds monitor for patterns of shareholder frequent trading and may suspend or permanently terminate the exchange privilege of any investor who makes more than one round trip in a Fund over a 90-day period, and may bar future purchases into the Fund and any of the other Janus funds by such investor. The Funds’ excessive trading policies generally do not apply to (i) a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice; (ii) transactions in the Janus funds by a Janus “fund of funds,” which is a fund that primarily invests in other Janus mutual funds; and (iii) identifiable transactions by certain funds of funds and asset allocation programs to realign portfolio investments with existing target allocations.

The Funds’ Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days’ notice to shareholders of that fund.

Investors in other share classes who place transactions through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Funds’ excessive trading policies and procedures and may be rejected in whole or in part by a Fund. The Funds, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Funds, and thus the Funds may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the Funds’ excessive trading policies may be cancelled or revoked by a Fund by the next business day following receipt by that Fund.

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In an attempt to detect and deter excessive trading in omnibus accounts, the Funds or their agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting future purchases by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Funds’ ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems’ capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

Certain transactions in Fund shares, such as periodic rebalancing through intermediaries (no more frequently than every 60 days) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Funds’ methods to detect and deter excessive trading.

Each Fund also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund’s portfolio managers believe they would be unable to invest the money effectively in accordance with the Fund’s investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

The Funds’ policies and procedures regarding excessive trading may be modified at any time by the Funds’ Trustees.

Excessive Trading Risks
Excessive trading may present risks to a Fund’s long-term shareholders. Excessive trading into and out of a Fund may disrupt portfolio investment strategies, may create taxable gains to remaining Fund shareholders, and may increase Fund expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

Funds that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a fund based on events occurring after the close of a foreign market that may not be reflected in the fund’s NAV (referred to as “price arbitrage”). Such arbitrage opportunities may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as “stale pricing”). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund’s valuation of a security differs from the security’s market value, short-term arbitrage traders may dilute the NAV of a Fund, which negatively impacts long-term shareholders. Although the Funds have adopted valuation policies and procedures intended to reduce the Funds’ exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

Although the Funds take steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, for share classes sold through financial intermediaries, the Funds may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the Funds’ identification of excessive trading transactions in the Funds through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the Funds encourage intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Funds cannot eliminate completely the possibility of excessive trading.

Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Funds.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION

The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds’ portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.

•	Full Holdings. Each Fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by

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calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Portfolio holdings consisting of at least the names of the holdings are generally available on a calendar quarter-end basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under each Fund’s Holdings & Details tab at janus.com/allfunds.

Each Fund may provide, upon request, historical full holdings on a monthly basis for periods prior to the previous quarter-end subject to a written confidentiality agreement.

•	Top Holdings. Each Fund’s top portfolio holdings, in order of position size and as a percentage of a Fund’s total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag.

•	Other Information. Each Fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors, and specific portfolio level performance attribution information and statistics monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Top performance contributors/detractors provided at calendar quarter-end may include the percentage of contribution/detraction to Fund performance.

Full portfolio holdings will remain available on the Janus websites at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Janus Capital may exclude from publication on its websites all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. Under extraordinary circumstances, exceptions to the Mutual Fund Holdings Disclosure Policies and Procedures may be made by Janus Capital’s Chief Investment Officer(s) or their delegates. All exceptions shall be preapproved by the Chief Compliance Officer or his designee. Such exceptions may be made without prior notice to shareholders. A summary of the Funds’ portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Funds’ SAI.

SHAREHOLDER SERVICES AND ACCOUNT POLICIES

Address Changes
For the easiest way to change the address on your account, visit janus.com/individual. You may also call a Janus representative or send a written request signed by one or more shareholder(s) of record. Include the name of the Janus fund(s) you hold, the account number(s), the name(s) on the account, and both the old and new addresses. Certain options may be suspended for 10 days following an address change unless a signature guarantee is provided.

Bank Account Changes
For the easiest way to change your bank account of record or add new bank account information to your account, visit janus.com/individual. You may also send a written request signed by the shareholder of record or by each shareholder of record if more than one. Please note that you may change or add bank information online at janus.com/individual for purchases only. Certain accounts may require a written notice and, in some instances, bank privileges may not be available. We cannot accept changes or additions to bank account redemption options online at janus.com/individual or over the telephone. If multiple account owners are named on the added bank account, at least one name on the bank account must match one name on the Fund account. There may be a delay in the payment of your redemption proceeds if you request a redemption by electronic transfer to a new bank or bank account.

Distributions
Generally, all income dividends and capital gains distributions will automatically be reinvested in your Fund account. If you wish to change your distribution option, please visit janus.com/individual, call a Janus representative, or send a written request signed by one or more shareholder(s) of record.

Your non-retirement Fund account distribution checks may be reinvested in your Fund account if you do not cash them within one year of the date they were written. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Involuntary Redemptions
The Funds reserve the right to close an account if the shareholder is deemed to engage in activities which are illegal or otherwise believed to be detrimental to the Funds. This includes, but is not limited to, accounts that a Fund or its agents believe are engaged in market timing. Any time shares are redeemed in a taxable account, it is considered a taxable event. You are responsible for any tax liabilities associated with an involuntary redemption of your account.

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Lost (Unclaimed/Abandoned) Accounts
It is important that the Funds maintain a correct address for each shareholder. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Funds as undeliverable. Based upon statutory requirements for returned mail, Janus will attempt to locate the shareholder or rightful owner of the account. If Janus is unable to locate the shareholder, then Janus is legally obligated to deem the property “unclaimed” or “abandoned,” and subsequently escheat (or transfer) unclaimed property (including shares of a mutual fund) to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. Further, your mutual fund account may be deemed “unclaimed” or “abandoned,” and subsequently transferred to your state of residence if no activity (as defined by that state) occurs within your account during the time frame specified in your state’s unclaimed property laws. The shareholder’s last known address of record determines which state has jurisdiction. Interest or income is not earned on redemption or distribution check(s) sent to you during the time the check(s) remained uncashed.

Online and Telephone Transactions
You may initiate many transactions through janus.com/individual or by calling Janus XpressLine™. You may also contact a Janus representative. Generally all new accounts automatically receive online and telephone transaction privileges including redemption privileges. If you do not want to receive these privileges, please call a Janus representative. The Funds and their agents will not be responsible for any losses, costs, or expenses resulting from unauthorized transactions when reasonable procedures designed to verify the identity of the online user or caller are followed.

Your ability to access your account or transact business electronically may be impacted due to unexpected circumstances, such as system outages, or during periods of increased web activity. For example, periods of substantial market change or other unexpected events can contribute to high call volumes, which may delay your ability to reach a Janus representative by telephone.

If you experience difficulty transacting business with us through a particular method, please consider using an alternate method, such as visiting janus.com/individual, calling Janus XpressLine™, contacting a Janus representative by telephone, or sending written instructions to complete your transaction. Please remember that purchase, exchange, or redemption requests must be received in good order by a Fund or its agents prior to the close of the regular trading session of the NYSE in order to receive that day’s NAV.

Your account information, including online credentials, should be kept private, and you should immediately review any account statements that you receive from Janus. Someone other than you could act on your account if that person is able to provide the required identifying information. Contact Janus immediately about any transactions you believe to be unauthorized.

Registration Changes
To change the name on an account, the shares are generally transferred to a new account. In some cases, legal documentation may be required. Please visit janus.com/individual or call a Janus representative for further instructions.

Statements, Reports, and Prospectuses
We will send you quarterly confirmations of all transactions. You may elect at janus.com/edelivery to discontinue delivery of your paper statements, and instead receive them online. In addition, at janus.com/individual, the Funds will send you an immediate transaction confirmation statement after every non-systematic transaction. If you have not elected to receive online statements, your confirmation will be mailed within three days of the transaction. The Funds reserve the right to charge a fee for additional account statement requests.

The Funds produce financial reports that include a complete list of each of the Funds’ portfolio holdings semiannually, and update their prospectus annually. You may elect to receive these reports and prospectus updates electronically at janus.com/edelivery. The Funds’ fiscal year ends June 30.

Unless you instruct Janus otherwise by contacting a Janus representative, the Funds will mail only one report or prospectus to your address of record (“household”), even if more than one person in your household has a Fund account. This process, known as “householding,” reduces the amount of mail you receive and helps lower Fund expenses. If you decide that you no longer want the mailing of these documents to be combined with the other members of your household, please call a Janus representative or send a written request signed by one or more shareholder(s) of record. Individual copies will be sent within thirty (30) days after the Funds receive your instructions.

Taxpayer Identification Number
On the application or other appropriate forms, you may be asked to certify that your Social Security or employer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding, or you did not certify your taxpayer identification number, the IRS requires the

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Funds to withhold a certain percentage (at the currently applicable rate) of any dividends paid and redemption or exchange proceeds. In addition to this backup withholding, you may be subject to a $50 fee to reimburse the Funds for any penalty that the IRS may impose.

Temporary Suspension of Services
The Funds or their agents may, in case of emergency, temporarily suspend telephone transactions and other shareholder services. As previously noted, the Funds may postpone payment of redemption proceeds for up to seven calendar days. In addition, the right to require the Funds to redeem their Shares may be suspended or the date of payment may be postponed beyond seven calendar days whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable. The exchange privilege may also be suspended in these circumstances.

Please retain this Supplement with your records.

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